UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2024
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,077.50	$0.57
LifeStrategy Conservative Growth Fund	$1,000.00	$1,104.60	$0.63
LifeStrategy Moderate Growth Fund	$1,000.00	$1,133.30	$0.69
LifeStrategy Growth Fund	$1,000.00	$1,162.40	$0.75
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.32	$0.55
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.27	$0.60
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.22	$0.65
LifeStrategy Growth Fund	$1,000.00	$1,024.17	$0.70
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

LifeStrategy Income Fund
Underlying Vanguard Funds
As of April 30, 2024
Vanguard Total Bond Market II Index Fund Investor Shares	56.3%
Vanguard Total International Bond II Index Fund Investor Shares	24.2
Vanguard Total Stock Market Index Fund Investor Shares	11.4
Vanguard Total International Stock Index Fund Investor Shares	8.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

LifeStrategy Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (11.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,689,150	446,314
International Stock Fund (8.0%)
	Vanguard Total International Stock Index Fund Investor Shares	16,620,844	314,300
U.S. Bond Fund (55.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	239,641,644	2,199,910
International Bond Fund (24.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	107,899,677	947,359
Total Investment Companies (Cost $3,829,735)			3,907,883
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.394% (Cost $29,514)	295,246	29,522
Total Investments (100.0%) (Cost $3,859,249)			3,937,405
Other Assets and Liabilities—Net (0.0%)			(1,176)
Net Assets (100%)			3,936,229
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	110	11,818	(320)
E-mini S&P 500 Index	June 2024	74	18,748	(460)
				(780)

See accompanying Notes, which are an integral part of the Financial Statements.
4

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $3,859,249)	3,937,405
Cash Collateral Pledged—Futures Contracts	1,116
Receivables for Investment Securities Sold	4,400
Receivables for Accrued Income	8,607
Receivables for Capital Shares Issued	1,062
Total Assets	3,952,590
Liabilities
Payables for Investment Securities Purchased	8,596
Payables for Capital Shares Redeemed	7,412
Variation Margin Payable—Futures Contracts	353
Total Liabilities	16,361
Net Assets	3,936,229
At April 30, 2024, net assets consisted of:

Paid-in Capital	3,840,801
Total Distributable Earnings (Loss)	95,428
Net Assets	3,936,229

Net Assets
Applicable to 264,547,325 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,936,229
Net Asset Value Per Share	$14.88
See accompanying Notes, which are an integral part of the Financial Statements.
5

LifeStrategy Income Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	84,110
Net Investment Income—Note B	84,110
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	57,541
Futures Contracts	2,004
Realized Net Gain (Loss)	59,545
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	163,827
Futures Contracts	769
Change in Unrealized Appreciation (Depreciation)	164,596
Net Increase (Decrease) in Net Assets Resulting from Operations	308,251
See accompanying Notes, which are an integral part of the Financial Statements.
6

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84,110	110,240
Realized Net Gain (Loss)	59,545	34,529
Change in Unrealized Appreciation (Depreciation)	164,596	(15,817)
Net Increase (Decrease) in Net Assets Resulting from Operations	308,251	128,952
Distributions
Total Distributions	(83,366)	(108,175)
Capital Share Transactions
Issued	223,598	420,400
Issued in Lieu of Cash Distributions	75,552	98,550
Redeemed	(598,370)	(1,008,015)
Net Increase (Decrease) from Capital Share Transactions	(299,220)	(489,065)
Total Increase (Decrease)	(74,335)	(468,288)
Net Assets
Beginning of Period	4,010,564	4,478,852
End of Period	3,936,229	4,010,564
See accompanying Notes, which are an integral part of the Financial Statements.
7

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.09	$14.09	$17.40	$16.73	$16.24	$15.08
Investment Operations
Net Investment Income[1]	.308	.366	.368	.261	.393	.425
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.046	.092	—	—
Net Realized and Unrealized Gain (Loss) on Investments	.790	(.004)	(3.042)	.656	.501	1.284
Total from Investment Operations	1.098	.362	(2.628)	1.009	.894	1.709
Distributions
Dividends from Net Investment Income	(.308)	(.362)	(.365)	(.264)	(.401)	(.435)
Distributions from Realized Capital Gains	—	—	(.317)	(.075)	(.003)	(.114)
Total Distributions	(.308)	(.362)	(.682)	(.339)	(.404)	(.549)
Net Asset Value, End of Period	$14.88	$14.09	$14.09	$17.40	$16.73	$16.24
Total Return[3]	7.75%	2.52%	-15.59%	6.06%	5.60%	11.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,936	$4,011	$4,479	$6,098	$5,603	$4,714
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	4.12%	2.50%	2.34%	1.51%	2.39%	2.72%
Portfolio Turnover Rate	3%	4%	26%	7%	17%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Bond Market II Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9

LifeStrategy Income Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
10

LifeStrategy Income Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,901,410
Gross Unrealized Appreciation	412,612
Gross Unrealized Depreciation	(377,397)
Net Unrealized Appreciation (Depreciation)	35,215
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $3,708,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	14,872	28,658
Issued in Lieu of Cash Distributions	4,960	6,794
Redeemed	(39,845)	(68,841)
Net Increase (Decrease) in Shares Outstanding	(20,013)	(33,389)
11

LifeStrategy Income Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	25,141	NA1	NA1	—	1	774	—	29,522
Vanguard Total Bond Market II Index Fund	2,232,463	48,059	153,106	(18,619)	91,113	39,717	—	2,199,910
Vanguard Total International Bond II Index Fund	975,871	38,374	83,158	(887)	17,159	34,149	—	947,359
Vanguard Total International Stock Index Fund	315,007	9,501	54,023	6,504	37,311	6,018	—	314,300
Vanguard Total Stock Market Index Fund	461,098	7,167	110,737	70,543	18,243	3,452	—	446,314
Total	4,009,580	103,101	401,024	57,541	163,827	84,110	—	3,937,405
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
12

LifeStrategy Conservative Growth Fund
Underlying Vanguard Funds
As of April 30, 2024
Vanguard Total Bond Market II Index Fund Investor Shares	42.1%
Vanguard Total Stock Market Index Fund Investor Shares	23.5
Vanguard Total International Bond II Index Fund Investor Shares	18.2
Vanguard Total International Stock Index Fund Investor Shares	16.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
13

LifeStrategy Conservative Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.2%)
U.S. Stock Fund (23.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	19,138,442	2,315,369
International Stock Fund (16.0%)
	Vanguard Total International Stock Index Fund Investor Shares	84,231,314	1,592,814
U.S. Bond Fund (41.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	451,692,280	4,146,535
International Bond Fund (18.1%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	204,099,509	1,791,994
Total Investment Companies (Cost $8,045,020)			9,846,712
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund, 5.394% (Cost $78,931)	789,581	78,950
Total Investments (100.0%) (Cost $8,123,951)			9,925,662
Other Assets and Liabilities—Net (0.0%)			(200)
Net Assets (100%)			9,925,462
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	318	34,165	(927)
E-mini S&P 500 Index	June 2024	184	46,617	(1,143)
				(2,070)

See accompanying Notes, which are an integral part of the Financial Statements.
14

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,123,951)	9,925,662
Cash Collateral Pledged—Futures Contracts	2,847
Receivables for Investment Securities Sold	1,927
Receivables for Accrued Income	16,277
Receivables for Capital Shares Issued	2,856
Total Assets	9,949,569
Liabilities
Payables for Investment Securities Purchased	16,256
Payables for Capital Shares Redeemed	6,951
Variation Margin Payable—Futures Contracts	900
Total Liabilities	24,107
Net Assets	9,925,462
At April 30, 2024, net assets consisted of:

Paid-in Capital	7,899,200
Total Distributable Earnings (Loss)	2,026,262
Net Assets	9,925,462

Net Assets
Applicable to 489,844,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,925,462
Net Asset Value Per Share	$20.26
See accompanying Notes, which are an integral part of the Financial Statements.
15

LifeStrategy Conservative Growth Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	184,636
Net Investment Income—Note B	184,636
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	283,233
Futures Contracts	4,905
Realized Net Gain (Loss)	288,139
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	518,761
Futures Contracts	1,930
Change in Unrealized Appreciation (Depreciation)	520,691
Net Increase (Decrease) in Net Assets Resulting from Operations	993,466
See accompanying Notes, which are an integral part of the Financial Statements.
16

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	184,636	243,820
Realized Net Gain (Loss)	288,139	239,488
Change in Unrealized Appreciation (Depreciation)	520,691	(31,120)
Net Increase (Decrease) in Net Assets Resulting from Operations	993,466	452,188
Distributions
Total Distributions	(411,133)	(311,559)
Capital Share Transactions
Issued	510,980	869,660
Issued in Lieu of Cash Distributions	380,146	287,266
Redeemed	(1,085,513)	(1,659,489)
Net Increase (Decrease) from Capital Share Transactions	(194,387)	(502,563)
Total Increase (Decrease)	387,946	(361,934)
Net Assets
Beginning of Period	9,537,516	9,899,450
End of Period	9,925,462	9,537,516
See accompanying Notes, which are an integral part of the Financial Statements.
17

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.10	$18.87	$23.66	$21.49	$20.79	$19.29
Investment Operations
Net Investment Income[1]	.373	.476	.472	.360	.488	.521
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.044	.089	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.631	.363	(4.327)	2.435	.715	1.715
Total from Investment Operations	2.004	.839	(3.811)	2.884	1.203	2.236
Distributions
Dividends from Net Investment Income	(.373)	(.468)	(.471)	(.362)	(.494)	(.531)
Distributions from Realized Capital Gains	(.471)	(.141)	(.508)	(.352)	(.009)	(.205)
Total Distributions	(.844)	(.609)	(.979)	(.714)	(.503)	(.736)
Net Asset Value, End of Period	$20.26	$19.10	$18.87	$23.66	$21.49	$20.79
Total Return[3]	10.46%	4.43%	-16.67%	13.57%	5.89%	11.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,925	$9,538	$9,899	$12,746	$10,790	$10,473
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.68%	2.40%	2.23%	1.55%	2.32%	2.61%
Portfolio Turnover Rate	3%	4%	21%	5%	23%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
18

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
19

LifeStrategy Conservative Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
20

LifeStrategy Conservative Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,214,426
Gross Unrealized Appreciation	2,436,031
Gross Unrealized Depreciation	(726,865)
Net Unrealized Appreciation (Depreciation)	1,709,166
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	25,028	43,876
Issued in Lieu of Cash Distributions	18,553	14,811
Redeemed	(53,167)	(83,907)
Net Increase (Decrease) in Shares Outstanding	(9,586)	(25,220)
21

LifeStrategy Conservative Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	67,235	NA1	NA1	—	—	2,053	1	78,950
Vanguard Total Bond Market II Index Fund	3,976,385	143,026	97,696	(3,343)	128,163	72,854	—	4,146,535
Vanguard Total International Bond II Index Fund	1,743,110	62,687	41,545	(136)	27,878	62,685	—	1,791,994
Vanguard Total International Stock Index Fund	1,508,862	34,131	162,094	19,946	191,969	29,604	—	1,592,814
Vanguard Total Stock Market Index Fund	2,240,253	28,753	391,154	266,766	170,751	17,440	—	2,315,369
Total	9,535,845	268,597	692,489	283,233	518,761	184,636	1	9,925,662
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
22

LifeStrategy Moderate Growth Fund
Underlying Vanguard Funds
As of April 30, 2024
Vanguard Total Stock Market Index Fund Investor Shares	35.7%
Vanguard Total Bond Market II Index Fund Investor Shares	27.9
Vanguard Total International Stock Index Fund Investor Shares	24.3
Vanguard Total International Bond II Index Fund Investor Shares	12.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
23

LifeStrategy Moderate Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (35.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	59,465,722	7,194,163
International Stock Fund (24.2%)
	Vanguard Total International Stock Index Fund Investor Shares	259,649,523	4,909,972
U.S. Bond Fund (27.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	613,017,081	5,627,497
International Bond Fund (12.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	276,801,105	2,430,314
Total Investment Companies (Cost $13,664,656)			20,161,946
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 5.394% (Cost $147,051)	1,470,964	147,081
Total Investments (100.0%) (Cost $13,811,707)			20,309,027
Other Assets and Liabilities—Net (0.0%)			3,809
Net Assets (100%)			20,312,836
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	611	65,644	(1,778)
E-mini S&P 500 Index	June 2024	347	87,913	(2,155)
				(3,933)

See accompanying Notes, which are an integral part of the Financial Statements.
24

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,811,707)	20,309,027
Cash Collateral Pledged—Futures Contracts	5,403
Receivables for Investment Securities Sold	7,836
Receivables for Accrued Income	22,268
Receivables for Capital Shares Issued	3,483
Total Assets	20,348,017
Liabilities
Payables for Investment Securities Purchased	22,239
Payables for Capital Shares Redeemed	11,239
Variation Margin Payable—Futures Contracts	1,703
Total Liabilities	35,181
Net Assets	20,312,836
At April 30, 2024, net assets consisted of:

Paid-in Capital	13,181,066
Total Distributable Earnings (Loss)	7,131,770
Net Assets	20,312,836

Net Assets
Applicable to 658,717,873 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,312,836
Net Asset Value Per Share	$30.84
See accompanying Notes, which are an integral part of the Financial Statements.
25

LifeStrategy Moderate Growth Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	326,821
Net Investment Income—Note B	326,821
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1
Affiliated Funds Sold	611,483
Futures Contracts	9,371
Realized Net Gain (Loss)	620,855
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,523,703
Futures Contracts	3,667
Change in Unrealized Appreciation (Depreciation)	1,527,370
Net Increase (Decrease) in Net Assets Resulting from Operations	2,475,046
See accompanying Notes, which are an integral part of the Financial Statements.
26

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	326,821	441,638
Realized Net Gain (Loss)	620,855	274,559
Change in Unrealized Appreciation (Depreciation)	1,527,370	375,154
Net Increase (Decrease) in Net Assets Resulting from Operations	2,475,046	1,091,351
Distributions
Total Distributions	(604,738)	(513,788)
Capital Share Transactions
Issued	1,086,826	1,649,703
Issued in Connection with Acquisition of Vanguard Managed Allocation Fund—Note F	—	1,071,642
Issued in Lieu of Cash Distributions	558,502	478,648
Redeemed	(1,951,815)	(2,746,691)
Net Increase (Decrease) from Capital Share Transactions	(306,487)	453,302
Total Increase (Decrease)	1,563,821	1,030,865
Net Assets
Beginning of Period	18,749,015	17,718,150
End of Period	20,312,836	18,749,015
See accompanying Notes, which are an integral part of the Financial Statements.
27

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.04	$27.13	$34.35	$29.27	$28.29	$26.26
Investment Operations
Net Investment Income[1]	.493	.668	.660	.528	.633	.673
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.041	.082	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.235	1.025	(6.612)	5.561	1.012	2.403
Total from Investment Operations	3.728	1.693	(5.911)	6.171	1.645	3.076
Distributions
Dividends from Net Investment Income	(.505)	(.627)	(.655)	(.537)	(.647)	(.684)
Distributions from Realized Capital Gains	(.423)	(.156)	(.654)	(.554)	(.018)	(.362)
Total Distributions	(.928)	(.783)	(1.309)	(1.091)	(.665)	(1.046)
Net Asset Value, End of Period	$30.84	$28.04	$27.13	$34.35	$29.27	$28.29
Total Return[3]	13.33%	6.26%	-17.80%	21.38%	5.89%	12.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,313	$18,749	$17,718	$22,295	$17,658	$17,282
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.24%	2.31%	2.17%	1.60%	2.23%	2.50%
Portfolio Turnover Rate	3%	5%	15%	5%	21%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
28

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
29

LifeStrategy Moderate Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

LifeStrategy Moderate Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,939,694
Gross Unrealized Appreciation	7,319,042
Gross Unrealized Depreciation	(953,642)
Net Unrealized Appreciation (Depreciation)	6,365,400
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	35,477	57,191
Issued in Connection with Acquisition of Vanguard Managed Allocation Fund—Note F	—	36,763
Issued in Lieu of Cash Distributions	18,294	17,062
Redeemed	(63,741)	(95,326)
Net Increase (Decrease) in Shares Outstanding	(9,970)	15,690
F.  On May 19, 2023, the fund acquired all the net assets of Vanguard Managed Allocation Fund pursuant to a plan of reorganization approved by the funds' board of trustees in February 2023. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 36,763,000 shares of the fund for 68,695,000 shares of the Vanguard Managed Allocation Fund. Vanguard Managed Allocation Fund's net assets of $1,071,642,000 including $153,596,000 of unrealized appreciation, were combined with the fund's net assets of $18,749,286,000, resulting in combined net assets of $19,820,928,000.
31

LifeStrategy Moderate Growth Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	131,477	NA1	NA1	3	1	3,909	1	147,081
Vanguard Total Bond Market II Index Fund	5,150,436	365,579	44,984	256	156,210	96,999	—	5,627,497
Vanguard Total International Bond II Index Fund	2,304,812	125,650	36,557	249	36,160	83,499	—	2,430,314
Vanguard Total International Stock Index Fund	4,479,956	89,355	288,834	17,521	611,974	89,356	—	4,909,972
Vanguard Total Stock Market Index Fund	6,679,214	59,402	857,265	593,454	719,358	53,058	—	7,194,163
Total	18,745,895	639,986	1,227,640	611,483	1,523,703	326,821	1	20,309,027
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
32

LifeStrategy Growth Fund
Underlying Vanguard Funds
As of April 30, 2024
Vanguard Total Stock Market Index Fund Investor Shares	48.0%
Vanguard Total International Stock Index Fund Investor Shares	32.4
Vanguard Total Bond Market II Index Fund Investor Shares	13.6
Vanguard Total International Bond II Index Fund Investor Shares	6.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
33

LifeStrategy Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.1%)
U.S. Stock Fund (47.5%)
	Vanguard Total Stock Market Index Fund Investor Shares	80,432,362	9,730,707
International Stock Fund (32.1%)
	Vanguard Total International Stock Index Fund Investor Shares	347,405,011	6,569,428
U.S. Bond Fund (13.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	300,081,895	2,754,752
International Bond Fund (6.0%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	139,423,087	1,224,134
Total Investment Companies (Cost $11,254,006)			20,279,021
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[1]	Vanguard Market Liquidity Fund, 5.394% (Cost $185,958)	1,860,085	185,990
Total Investments (100.0%) (Cost $11,439,964)			20,465,011
Other Assets and Liabilities—Net (0.0%)			539
Net Assets (100%)			20,465,550
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2024	984	105,719	(2,876)
E-mini S&P 500 Index	June 2024	326	82,592	(2,025)
				(4,901)

See accompanying Notes, which are an integral part of the Financial Statements.
34

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,439,964)	20,465,011
Cash Collateral Pledged—Futures Contracts	5,947
Receivables for Investment Securities Sold	230
Receivables for Accrued Income	11,449
Receivables for Capital Shares Issued	5,243
Total Assets	20,487,880
Liabilities
Payables for Investment Securities Purchased	11,435
Payables for Capital Shares Redeemed	9,084
Variation Margin Payable—Futures Contracts	1,811
Total Liabilities	22,330
Net Assets	20,465,550
At April 30, 2024, net assets consisted of:

Paid-in Capital	10,851,135
Total Distributable Earnings (Loss)	9,614,415
Net Assets	20,465,550

Net Assets
Applicable to 481,392,589 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,465,550
Net Asset Value Per Share	$42.51
See accompanying Notes, which are an integral part of the Financial Statements.
35

LifeStrategy Growth Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	277,289
Net Investment Income—Note B	277,289
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2
Affiliated Funds Sold	556,320
Futures Contracts	8,703
Realized Net Gain (Loss)	565,025
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	2,069,041
Futures Contracts	5,673
Change in Unrealized Appreciation (Depreciation)	2,074,714
Net Increase (Decrease) in Net Assets Resulting from Operations	2,917,028
See accompanying Notes, which are an integral part of the Financial Statements.
36

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	277,289	410,286
Realized Net Gain (Loss)	565,025	109,850
Change in Unrealized Appreciation (Depreciation)	2,074,714	871,120
Net Increase (Decrease) in Net Assets Resulting from Operations	2,917,028	1,391,256
Distributions
Total Distributions	(410,673)	(417,946)
Capital Share Transactions
Issued	1,112,491	1,640,645
Issued in Lieu of Cash Distributions	386,675	394,381
Redeemed	(1,577,502)	(2,248,485)
Net Increase (Decrease) from Capital Share Transactions	(78,336)	(213,459)
Total Increase (Decrease)	2,428,019	759,851
Net Assets
Beginning of Period	18,037,531	17,277,680
End of Period	20,465,550	18,037,531
See accompanying Notes, which are an integral part of the Financial Statements.
37

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$37.33	$35.36	$45.26	$36.15	$34.92	$32.44
Investment Operations
Net Investment Income[1]	.574	.843	.845	.705	.740	.789
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.026	.051	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.467	1.990	(9.175)	9.813	1.246	3.029
Total from Investment Operations	6.041	2.833	(8.304)	10.569	1.986	3.818
Distributions
Dividends from Net Investment Income	(.586)	(.820)	(.851)	(.709)	(.749)	(.798)
Distributions from Realized Capital Gains	(.275)	(.043)	(.745)	(.750)	(.007)	(.540)
Total Distributions	(.861)	(.863)	(1.596)	(1.459)	(.756)	(1.338)
Net Asset Value, End of Period	$42.51	$37.33	$35.36	$45.26	$36.15	$34.92
Total Return[3]	16.24%	8.03%	-18.92%	29.69%	5.74%	12.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,466	$18,038	$17,278	$21,449	$16,125	$15,906
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.20%	2.12%	1.65%	2.12%	2.38%
Portfolio Turnover Rate	3%	3%	8%	4%	13%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
38

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
39

LifeStrategy Growth Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
40

LifeStrategy Growth Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,522,104
Gross Unrealized Appreciation	9,450,225
Gross Unrealized Depreciation	(512,219)
Net Unrealized Appreciation (Depreciation)	8,938,006
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	26,555	42,873
Issued in Lieu of Cash Distributions	9,313	10,602
Redeemed	(37,699)	(58,826)
Net Increase (Decrease) in Shares Outstanding	(1,831)	(5,351)
41

LifeStrategy Growth Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	212,261	NA1	NA1	3	(2)	5,434	2	185,990
Vanguard Total Bond Market II Index Fund	2,372,481	321,901	7,585	(1,129)	69,084	45,740	—	2,754,752
Vanguard Total International Bond II Index Fund	1,064,775	147,827	3,607	(48)	15,187	39,704	—	1,224,134
Vanguard Total International Stock Index Fund	5,659,078	114,853	7,442	(632)	803,571	115,020	—	6,569,428
Vanguard Total Stock Market Index Fund	8,722,759	73,122	804,501	558,126	1,181,201	71,391	—	9,730,707
Total	18,031,354	657,703	823,135	556,320	2,069,041	277,289	2	20,465,011
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
42

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, Vanguard LifeStrategy Income Fund, and Vanguard LifeStrategy Moderate Growth Fund (each, a fund; together, the funds), has renewed each fund’s advisory arrangement with the Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.
43

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangements with the funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
44

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund, and Vanguard LifeStrategy Growth Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
45

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q882 062024

Semiannual Report  |  April 30, 2024
Vanguard STAR® Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
STAR Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,149.80	$1.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.37	1.51
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.30%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

STAR Fund
Underlying Vanguard Funds
As of April 30, 2024
Vanguard WindsorTM II Fund Investor Shares	14.2%
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.4
Vanguard GNMA Fund Investor Shares	12.1
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.0
Vanguard U.S. Growth Fund Investor Shares	12.0
Vanguard International Value Fund Investor Shares	9.7
Vanguard International Growth Fund Investor Shares	9.6
Vanguard Windsor Fund Investor Shares	7.9
Vanguard PRIMECAP Fund Investor Shares	6.2
Vanguard ExplorerTM Fund Investor Shares	3.9
The table reflects the fund's investments, except for short-term investments.
3

STAR Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.2%)
Vanguard Windsor II Fund Investor Shares	71,754,419	3,228,949
Vanguard U.S. Growth Fund Investor Shares	44,927,483	2,716,765
Vanguard Windsor Fund Investor Shares	81,350,730	1,784,022
Vanguard PRIMECAP Fund Investor Shares	8,854,392	1,410,770
Vanguard Explorer Fund Investor Shares	7,829,085	875,370
		10,015,876
International Stock Funds (19.3%)
Vanguard International Value Fund Investor Shares	53,430,701	2,189,056
Vanguard International Growth Fund Investor Shares	66,697,748	2,179,682
		4,368,738
U.S. Bond Funds (36.5%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	277,096,824	2,798,678
Vanguard GNMA Fund Investor Shares	308,542,258	2,742,941
Vanguard Long-Term Investment-Grade Fund Investor Shares	364,967,278	2,726,305
		8,267,924
Total Investment Companies (Cost $15,393,238)		22,652,538
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.394% (Cost $390)	3,898	390
Total Investments (100.0%) (Cost $15,393,628)		22,652,928
Other Assets and Liabilities—Net (0.0%)		1,044
Net Assets (100%)		22,653,972
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

STAR Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $15,393,628)	22,652,928
Receivables for Investment Securities Sold	7,941
Receivables for Accrued Income	28,914
Receivables for Capital Shares Issued	1,907
Total Assets	22,691,690
Liabilities
Payables for Investment Securities Purchased	28,913
Payables for Capital Shares Redeemed	8,805
Total Liabilities	37,718
Net Assets	22,653,972
At April 30, 2024, net assets consisted of:

Paid-in Capital	14,874,252
Total Distributable Earnings (Loss)	7,779,720
Net Assets	22,653,972

Net Assets
Applicable to 834,805,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,653,972
Net Asset Value Per Share	$27.14
See accompanying Notes, which are an integral part of the Financial Statements.
5

STAR Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	323,746
Net Investment Income—Note B	323,746
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	316,584
Affiliated Funds Sold	199,608
Realized Net Gain (Loss)	516,192
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	2,237,167
Net Increase (Decrease) in Net Assets Resulting from Operations	3,077,105
See accompanying Notes, which are an integral part of the Financial Statements.
6

STAR Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	323,746	479,888
Realized Net Gain (Loss)	516,192	662,067
Change in Unrealized Appreciation (Depreciation)	2,237,167	199,539
Net Increase (Decrease) in Net Assets Resulting from Operations	3,077,105	1,341,494
Distributions
Total Distributions	(1,014,278)	(1,696,712)
Capital Share Transactions
Issued	388,445	791,674
Issued in Lieu of Cash Distributions	953,808	1,598,030
Redeemed	(1,433,257)	(2,356,237)
Net Increase (Decrease) from Capital Share Transactions	(91,004)	33,467
Total Increase (Decrease)	1,971,823	(321,751)
Net Assets
Beginning of Period	20,682,149	21,003,900
End of Period	22,653,972	20,682,149
See accompanying Notes, which are an integral part of the Financial Statements.
7

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.68	$25.23	$34.17	$29.01	$27.51	$26.10
Investment Operations
Net Investment Income[1]	.384	.563	.464	.395	.515	.576
Capital Gain Distributions Received[1]	.376	.717	1.827	.960	.797	1.177
Net Realized and Unrealized Gain (Loss) on Investments	2.929	.233	(9.076)	5.846	1.816	1.310
Total from Investment Operations	3.689	1.513	(6.785)	7.201	3.128	3.063
Distributions
Dividends from Net Investment Income	(.387)	(.551)	(.449)	(.405)	(.544)	(.613)
Distributions from Realized Capital Gains	(.842)	(1.512)	(1.706)	(1.636)	(1.084)	(1.040)
Total Distributions	(1.229)	(2.063)	(2.155)	(2.041)	(1.628)	(1.653)
Net Asset Value, End of Period	$27.14	$24.68	$25.23	$34.17	$29.01	$27.51
Total Return[2]	14.98%	6.24%	-21.07%	25.52%	11.75%	12.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,654	$20,682	$21,004	$28,992	$23,531	$22,225
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.30%	0.31%	0.31%	0.31%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.36%	2.18%	1.61%	1.21%	1.87%	2.20%
Portfolio Turnover Rate	3%	6%	12%	9%	26%	14%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

STAR Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,440,686
Gross Unrealized Appreciation	8,545,316
Gross Unrealized Depreciation	(1,333,074)
Net Unrealized Appreciation (Depreciation)	7,212,242
10

STAR Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	14,336	30,691
Issued in Lieu of Cash Distributions	35,392	66,179
Redeemed	(52,958)	(91,397)
Net Increase (Decrease) in Shares Outstanding	(3,230)	5,473
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard Explorer Fund	772,868	7,069	63,464	(6,525)	165,422	4,647	2,422	875,370
Vanguard GNMA Fund	2,611,263	48,017	—	—	83,661	48,018	—	2,742,941
Vanguard International Growth Fund	1,845,864	38,792	30,596	(9,371)	334,993	21,427	17,365	2,179,682
Vanguard International Value Fund	1,959,955	60,148	67,111	2,821	233,243	60,148	—	2,189,056
Vanguard Long-Term Investment-Grade Fund	2,483,609	68,081	12,949	(3,848)	191,412	68,083	—	2,726,305
Vanguard Market Liquidity Fund	991	NA1	NA1	(2)	—	17	—	390
Vanguard PRIMECAP Fund	1,250,751	94,760	96,348	11,913	149,694	14,542	80,219	1,410,770
Vanguard Short-Term Investment-Grade Fund	2,704,805	51,954	14,914	(611)	57,444	51,568	—	2,798,678
Vanguard U.S. Growth Fund	2,473,800	7,884	413,382	129,703	518,760	7,884	—	2,716,765
Vanguard Windsor Fund	1,624,611	125,628	106,856	6,004	134,635	19,137	106,490	1,784,022
Vanguard Windsor II Fund	2,954,631	138,363	301,472	69,524	367,903	28,275	110,088	3,228,949
Total	20,683,148	640,696	1,107,092	199,608	2,237,167	323,746	316,584	22,652,928
1	Not applicable—purchases and sales are for temporary cash investment purposes.
11

STAR Fund
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
12

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses
13

directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the STAR Fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard STAR Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q562 062024

Semiannual Report  |  April 30, 2024
Vanguard Total International Stock Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund's Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	96
Liquidity Risk Management	98

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,162.20	$0.91
ETF Shares	1,000.00	1,162.30	0.38
Admiral™ Shares	1,000.00	1,162.30	0.59
Institutional Shares	1,000.00	1,162.40	0.43
Institutional Plus Shares	1,000.00	1,162.40	0.38
Institutional Select Shares	1,000.00	1,162.60	0.24
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
ETF Shares	1,000.00	1,024.51	0.35
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.51	0.35
Institutional Select Shares	1,000.00	1,024.64	0.23
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Total International Stock Index Fund
Fund Allocation
As of April 30, 2024

Japan	16.0%
United Kingdom	9.7
China	7.2
Canada	7.1
France	6.7
India	6.0
Switzerland	5.2
Taiwan	5.1
Germany	5.1
Australia	4.8
South Korea	3.4
Netherlands	2.8
Sweden	2.2
Denmark	2.1
Italy	1.8
Spain	1.7
Brazil	1.5
Hong Kong	1.3
Saudi Arabia	1.2
Other	9.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.3%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.8%)
	Commonwealth Bank of Australia	23,294,900	1,706,806
	CSL Ltd.	6,651,828	1,181,871
	BHP Group Ltd. (XASX)	42,435,986	1,163,854
	National Australia Bank Ltd.	43,336,503	939,428
	Westpac Banking Corp.	48,187,013	800,210
	ANZ Group Holdings Ltd.	41,469,582	748,274
	BHP Group Ltd.	27,076,249	747,834
	Wesfarmers Ltd.	15,628,914	669,531
	Macquarie Group Ltd.	5,015,000	600,489
	Goodman Group	25,484,133	514,770
	Rio Tinto Ltd.	5,126,600	426,658
	Woodside Energy Group Ltd. (XASX)	21,220,292	380,204
	Fortescue Ltd.	21,963,925	364,040
	Woolworths Group Ltd.	16,834,971	345,405
	Transurban Group	42,420,930	340,575
	QBE Insurance Group Ltd.	20,597,658	235,616
	Aristocrat Leisure Ltd.	8,953,512	228,493
	Santos Ltd.	44,849,639	220,094
*	James Hardie Industries plc	6,015,760	206,810
	Coles Group Ltd.	17,958,789	187,296
	Suncorp Group Ltd.	17,501,287	186,921
	Cochlear Ltd.	886,231	184,875
	Brambles Ltd.	19,175,957	180,401
	Amcor plc	19,960,281	177,476
*	Xero Ltd.	2,063,408	160,199
	Origin Energy Ltd.	23,702,789	149,598
	Northern Star Resources Ltd.	15,539,175	147,292
	Scentre Group	71,588,273	144,970
	Computershare Ltd.	8,245,581	144,861
	South32 Ltd.	62,998,478	143,730
	Insurance Australia Group Ltd.	33,155,276	137,362
	Telstra Group Ltd.	55,669,377	131,525
	WiseTech Global Ltd.	2,221,290	130,862
	Sonic Healthcare Ltd.	6,569,943	112,909
	ASX Ltd.	2,667,556	108,970
	CAR Group Ltd.	4,982,617	108,041
	Mineral Resources Ltd.	2,358,872	107,004
	Pilbara Minerals Ltd.	39,719,404	101,122
	Lottery Corp. Ltd.	30,664,617	95,658
	APA Group	17,684,430	94,373
	Stockland	32,937,934	93,317
	BlueScope Steel Ltd.	6,123,070	89,369
	Woodside Energy Group Ltd.	4,892,708	88,354
*	NEXTDC Ltd.	8,246,989	87,546
	Medibank Pvt Ltd.	38,101,015	87,322
	Treasury Wine Estates Ltd.	11,177,878	86,687
	Ramsay Health Care Ltd.	2,425,864	81,315
	REA Group Ltd.	697,219	79,921
	Ampol Ltd.	3,296,751	77,849
	Orica Ltd.	6,587,124	76,271
	SEEK Ltd.	4,862,551	75,116
	GPT Group	26,639,342	71,645
	Mirvac Group	54,497,829	71,407
	Washington H Soul Pattinson & Co. Ltd.	3,369,288	70,511
		Shares	Market Value• ($000)
	Altium Ltd.	1,625,945	68,696
	Dexus	14,872,213	67,553
	Evolution Mining Ltd.	25,652,112	66,151
	Endeavour Group Ltd.	18,899,208	64,993
	Vicinity Ltd.	52,263,453	64,000
	Worley Ltd.	6,547,654	63,206
	Aurizon Holdings Ltd.	24,444,745	60,042
	JB Hi-Fi Ltd.	1,508,335	58,858
	ALS Ltd.	6,629,431	55,429
	Steadfast Group Ltd.	15,007,003	54,617
*	Lynas Rare Earths Ltd.	12,893,750	53,913
	Cleanaway Waste Management Ltd.	30,844,972	53,361
	Reece Ltd.	2,950,530	52,341
	Atlas Arteria Ltd.	15,634,531	52,070
	Pro Medicus Ltd.	705,568	50,409
	AGL Energy Ltd.	8,217,615	50,050
	Charter Hall Group	6,545,408	49,707
	Qube Holdings Ltd.	23,160,754	49,269
	Bendigo & Adelaide Bank Ltd.	7,841,274	49,150
	Incitec Pivot Ltd.	26,817,920	48,154
	Whitehaven Coal Ltd.	9,675,039	47,857
	Seven Group Holdings Ltd.	1,955,147	47,508
*	Qantas Airways Ltd.	11,696,436	44,130
	IGO Ltd.	8,576,006	42,714
[1]	IDP Education Ltd.	3,848,043	40,123
	Technology One Ltd.	3,865,797	40,039
	Lendlease Corp. Ltd.	9,580,049	39,509
*	Sandfire Resources Ltd.	6,252,922	37,661
	CSR Ltd.	6,570,961	37,479
[1]	Bank of Queensland Ltd.	9,143,133	36,117
*	Telix Pharmaceuticals Ltd.	3,762,345	36,107
	Reliance Worldwide Corp. Ltd.	10,999,161	36,103
*	Alumina Ltd.	34,790,081	35,741
*	Paladin Energy Ltd.	4,026,036	35,730
	Metcash Ltd.	13,567,883	34,407
[2]	Viva Energy Group Ltd.	15,152,370	33,176
	Ansell Ltd.	1,990,231	32,722
	Breville Group Ltd.	1,975,121	32,520
	nib holdings Ltd.	6,722,894	32,105
[1]	Flight Centre Travel Group Ltd.	2,166,228	29,443
	Champion Iron Ltd.	6,333,278	28,701
	Iluka Resources Ltd.	5,815,791	28,280
	Downer EDI Ltd.	9,340,916	28,042
	Perseus Mining Ltd.	18,789,202	27,483
*,1	Webjet Ltd.	5,218,437	27,392
	AMP Ltd.	38,234,505	26,911
	Challenger Ltd.	6,146,579	26,482
	Orora Ltd.	18,651,214	26,143
	ARB Corp. Ltd.	1,056,327	25,932
	Ventia Services Group Pty Ltd.	11,066,976	25,757
	Beach Energy Ltd.	24,395,638	24,981
[1]	Harvey Norman Holdings Ltd.	8,184,830	24,037
	National Storage REIT	17,198,208	23,715
	Perpetual Ltd.	1,544,907	23,489
	AUB Group Ltd.	1,277,762	23,174
	Region RE Ltd.	16,081,286	22,544
	Premier Investments Ltd.	1,154,872	22,215
	Nickel Industries Ltd.	36,325,154	21,817
	Domino's Pizza Enterprises Ltd.	858,891	21,666

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Eagers Automotive Ltd.	2,659,920	21,427
*,1,2	Life360 Inc.	2,444,131	21,367
	Super Retail Group Ltd.	2,248,215	20,905
	Ramelius Resources Ltd.	15,442,974	20,485
	New Hope Corp. Ltd.	7,009,064	20,389
	HUB24 Ltd.	786,689	20,213
	Charter Hall Long Wale REIT	9,198,044	19,895
	HomeCo Daily Needs REIT	24,208,066	18,980
	Nine Entertainment Co. Holdings Ltd.	19,292,590	18,805
	Deterra Royalties Ltd.	5,836,483	18,475
*	Neuren Pharmaceuticals Ltd.	1,496,590	18,375
	Sigma Healthcare Ltd.	22,036,580	17,944
*	Megaport Ltd.	2,073,623	17,755
*	De Grey Mining Ltd.	21,140,963	17,593
	Nufarm Ltd.	5,321,723	17,590
[3]	Bapcor Ltd.	4,688,757	17,556
	GrainCorp Ltd. Class A	3,103,095	17,050
[1]	Boral Ltd.	4,633,550	17,050
	BWP Trust	7,446,121	17,040
	Sims Ltd.	2,214,793	16,975
*	Bellevue Gold Ltd.	14,996,879	16,945
*	Boss Energy Ltd.	5,378,588	16,929
*,1	Liontown Resources Ltd.	21,379,941	16,778
[1]	Yancoal Australia Ltd.	4,535,888	16,193
*	Genesis Minerals Ltd.	14,466,602	16,177
	Corporate Travel Management Ltd.	1,593,819	15,615
	Charter Hall Retail REIT	7,281,125	15,536
	Gold Road Resources Ltd.	14,909,678	15,429
	Lovisa Holdings Ltd.	759,687	15,311
	Centuria Industrial REIT	7,431,892	15,175
	Ingenia Communities Group	5,117,903	15,169
	TPG Telecom Ltd.	5,142,041	14,862
	Tabcorp Holdings Ltd.	31,517,840	14,789
	Netwealth Group Ltd.	1,162,976	14,638
	Brickworks Ltd.	827,673	14,255
*	PEXA Group Ltd.	1,831,398	14,245
	Waypoint REIT Ltd.	9,355,348	14,038
	Insignia Financial Ltd.	8,906,294	13,938
*	IRESS Ltd.	2,531,145	13,834
*	Karoon Energy Ltd.	11,043,919	13,631
*	Regis Resources Ltd.	9,613,638	13,542
	HMC Capital Ltd.	3,333,985	13,506
*	Capricorn Metals Ltd.	4,266,105	13,505
[1]	GQG Partners Inc.	8,795,140	12,986
*	Adbri Ltd.	6,326,340	12,834
	GUD Holdings Ltd.	1,950,005	12,805
	IPH Ltd.	3,007,607	12,107
	Inghams Group Ltd.	5,113,196	12,102
*	Audinate Group Ltd.	1,003,848	12,052
*	West African Resources Ltd.	14,165,167	12,003
*	Red 5 Ltd.	41,868,687	11,992
	EVT Ltd.	1,549,585	11,860
*	Emerald Resources NL	5,158,416	11,612
	Lifestyle Communities Ltd.	1,507,697	11,504
	Elders Ltd.	2,108,855	11,458
	Codan Ltd.	1,621,506	11,428
*	Silver Lake Resources Ltd.	11,961,646	11,038
	Bega Cheese Ltd.	4,142,561	10,982
	Monadelphous Group Ltd.	1,272,496	10,931
*	Temple & Webster Group Ltd.	1,496,978	10,925
*	PolyNovo Ltd.	8,363,537	10,852
	Helia Group Ltd.	4,158,988	10,675
	Magellan Financial Group Ltd.	1,878,582	10,667
*	SiteMinder Ltd.	2,911,925	10,617
	NRW Holdings Ltd.	5,921,573	10,570
	Arena REIT	4,439,293	10,474
	Centuria Capital Group	9,491,201	10,448
		Shares	Market Value• ($000)
*	Zip Co. Ltd.	12,971,552	10,166
	McMillan Shakespeare Ltd.	825,372	9,852
	Data#3 Ltd.	1,993,890	9,807
	Link Administration Holdings Ltd.	6,773,668	9,775
	Kelsian Group Ltd.	2,691,486	9,565
*	Deep Yellow Ltd.	10,342,137	9,541
	Pinnacle Investment Management Group Ltd.	1,324,815	9,492
	Collins Foods Ltd.	1,465,144	9,392
	Imdex Ltd.	6,847,725	9,183
	Johns Lyng Group Ltd.	2,547,371	9,135
*	Star Entertainment Group Ltd.	35,370,833	9,118
*	Macquarie Technology Group Ltd.	166,768	8,773
	Credit Corp. Group Ltd.	833,446	8,722
*	Silex Systems Ltd.	2,627,778	8,541
*	MMA Offshore Ltd.	5,025,466	8,476
*	FleetPartners Group Ltd.	3,636,547	8,420
	G8 Education Ltd.	10,594,415	8,322
[2]	Coronado Global Resources Inc.	10,134,510	8,054
*,1	Mesoblast Ltd.	12,504,156	7,940
*	Resolute Mining Ltd.	29,203,552	7,934
	Perenti Ltd.	12,715,386	7,805
	Westgold Resources Ltd.	5,414,815	7,736
*,1	Aussie Broadband Ltd.	3,242,056	7,733
	SmartGroup Corp. Ltd.	1,202,831	7,375
	Jumbo Interactive Ltd.	718,172	7,300
	Charter Hall Social Infrastructure REIT	4,441,968	7,256
*	Alpha HPA Ltd.	10,267,575	7,134
	Stanmore Resources Ltd.	3,300,897	7,055
*,1	Healius Ltd.	9,150,101	7,049
	Rural Funds Group	5,260,609	6,810
	Hotel Property Investments Ltd.	3,250,453	6,804
	Hansen Technologies Ltd.	2,227,974	6,751
	PWR Holdings Ltd.	879,240	6,656
	oOh!media Ltd.	6,045,946	6,537
	Nick Scali Ltd.	651,270	6,529
	Domain Holdings Australia Ltd.	3,429,306	6,481
	Service Stream Ltd.	7,808,142	6,431
*,1	Azure Minerals Ltd.	2,654,715	6,285
	Vulcan Steel Ltd.	1,282,759	6,254
*,1	Tietto Minerals Ltd.	14,151,010	6,137
*	Judo Capital Holdings Ltd.	7,129,577	6,121
	Austal Ltd.	4,107,917	6,076
*	Nanosonics Ltd.	3,242,979	6,001
	Clinuvel Pharmaceuticals Ltd.	603,669	5,831
	Growthpoint Properties Australia Ltd.	3,767,093	5,765
	GWA Group Ltd.	3,423,960	5,657
	Abacus Storage King	7,547,014	5,504
	Accent Group Ltd.	4,497,832	5,465
	MyState Ltd.	2,358,505	5,456
*,1	Strike Energy Ltd.	37,950,266	5,373
*	Cettire Ltd.	2,792,359	5,308
	Myer Holdings Ltd.	10,640,490	5,215
	Infomedia Ltd.	4,901,189	5,215
	Abacus Group	6,969,931	5,194
	Dexus Industria REIT	2,758,990	5,188
*,1	Imugene Ltd.	92,722,647	5,122
*,1	Latin Resources Ltd.	35,309,949	5,053
*	Superloop Ltd.	5,790,567	5,018
	Cromwell Property Group	19,293,760	5,012
*,1	Weebit Nano Ltd.	2,483,370	4,994
	Platinum Asset Management Ltd.	7,251,336	4,991
	Ridley Corp. Ltd.	3,399,358	4,960
	Dicker Data Ltd.	716,002	4,932
*	Mayne Pharma Group Ltd.	1,069,013	4,795
	Regis Healthcare Ltd.	1,839,632	4,681
[1]	HealthCo REIT	6,055,631	4,674
*	Cooper Energy Ltd.	35,524,364	4,662

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Australian Ethical Investment Ltd.	1,464,112	4,423
	Centuria Office REIT	5,690,875	4,340
*,1	Bravura Solutions Ltd.	4,900,434	4,332
*,1	Wildcat Resources Ltd.	12,970,885	4,271
*	Australian Agricultural Co. Ltd.	4,745,465	4,213
*,3	AVZ Minerals Ltd.	33,065,566	4,177
	GDI Property Group Partnership	10,758,942	4,159
*,3	Leo Lithium Ltd.	12,697,269	4,154
*,1	Arafura Rare Earths Ltd.	31,216,445	3,986
*	Select Harvests Ltd.	1,642,449	3,707
	Integral Diagnostics Ltd.	2,231,308	3,671
	Navigator Global Investments Ltd.	3,060,256	3,660
*,1	Vulcan Energy Resources Ltd.	1,677,620	3,606
*,1	Chalice Mining Ltd.	4,635,981	3,533
	Kogan.com Ltd.	1,083,667	3,523
*,1	Opthea Ltd.	8,745,051	3,500
*	Nuix Ltd.	2,635,736	3,492
*,1	Syrah Resources Ltd.	10,188,686	3,361
*,1	ioneer Ltd.	27,006,474	3,354
*	OFX Group Ltd.	3,069,246	3,293
	Oceania Healthcare Ltd.	8,769,017	3,100
	APM Human Services International Ltd.	3,918,552	3,057
	Emeco Holdings Ltd.	6,506,499	3,019
*	Omni Bridgeway Ltd.	3,693,399	2,967
*	Mount Gibson Iron Ltd.	9,900,164	2,836
*	Carnarvon Energy Ltd.	22,473,411	2,829
*,1	EML Payments Ltd.	4,387,565	2,826
*	Tyro Payments Ltd.	4,590,621	2,817
*	Aurelia Metals Ltd.	21,194,915	2,725
[1]	Australian Clinical Labs Ltd.	1,724,780	2,707
	SG Fleet Group Ltd.	1,288,580	2,613
	Jupiter Mines Ltd.	13,500,043	2,570
*,1	Core Lithium Ltd.	27,797,020	2,553
*,1	Sayona Mining Ltd.	112,608,320	2,415
*,1	Alkane Resources Ltd.	5,846,959	2,340
*,1	Fineos Corp. Ltd.	2,003,368	2,332
	Australian Finance Group Ltd.	2,376,367	2,298
*,1	BrainChip Holdings Ltd.	12,215,736	2,260
	Cedar Woods Properties Ltd.	716,052	2,200
*,1	Praemium Ltd.	6,274,395	1,984
*	St. Barbara Ltd.	11,673,662	1,970
[1]	Baby Bunting Group Ltd.	1,655,964	1,961
*,1	Calix Ltd.	2,041,830	1,946
	Southern Cross Media Group Ltd.	2,944,398	1,817
*,1	Novonix Ltd.	3,126,738	1,725
*	Coast Entertainment Holdings Ltd.	5,437,328	1,712
*	Seven West Media Ltd.	11,915,399	1,610
*,1	29Metals Ltd.	4,953,224	1,587
*,1	Argosy Minerals Ltd.	17,279,055	1,423
[1]	Solvar Ltd.	2,248,313	1,399
[1]	Humm Group Ltd.	4,335,760	1,299
*,1	Australian Strategic Materials Ltd.	1,593,953	1,041
[1]	PointsBet Holdings Ltd.	2,816,206	923
*,1	Lake Resources NL	18,637,414	731
*,3	Firefinch Ltd.	14,620,770	568
*	Jervois Global Ltd.	6,749,792	69
*	Paradigm Biopharmaceuticals Ltd.	132,042	23
*	Neometals Ltd.	365,770	23
	Sims Ltd. ADR	57	—
			19,861,408
Austria (0.2%)
	Erste Group Bank AG	4,246,094	198,017
	OMV AG	1,965,974	93,288
[1]	Verbund AG	910,931	69,587
[2]	BAWAG Group AG	1,056,962	63,112
[1]	Wienerberger AG	1,485,983	53,102
[1]	ANDRITZ AG	959,958	52,398
		Shares	Market Value• ($000)
[1]	voestalpine AG	1,541,753	41,173
	Raiffeisen Bank International AG	1,780,289	32,880
[1]	CA Immobilien Anlagen AG	486,906	15,837
	EVN AG	511,142	15,709
	Vienna Insurance Group AG Wiener Versicherung Gruppe	481,922	15,003
	DO & CO AG	96,911	14,845
[1]	Oesterreichische Post AG	434,879	13,854
[1]	Mayr Melnhof Karton AG	115,190	13,785
	UNIQA Insurance Group AG	1,523,983	13,368
[1]	Telekom Austria AG Class A	1,316,232	11,305
*	IMMOFINANZ AG	446,824	11,077
*,1	Lenzing AG	265,775	8,588
	Schoeller-Bleckmann Oilfield Equipment AG	157,716	7,671
[1]	AT&S Austria Technologie & Systemtechnik AG	339,873	7,547
	Strabag SE	174,470	7,414
	Palfinger AG	206,375	4,638
	Porr AG	209,845	3,181
	Agrana Beteiligungs AG	164,285	2,352
*	Eurotelesites AG	400,317	1,504
*,1	S IMMO AG	70,988	1,307
			772,542
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,816,689	825,876
*	Argenx SE	816,754	305,110
	KBC Group NV	3,392,030	251,974
[1]	UCB SA	1,669,714	221,421
	Ageas SA/NV	2,289,414	105,088
*	Syensqo SA	979,787	90,818
	Groupe Bruxelles Lambert NV	1,193,425	88,588
	D'ieteren Group	310,634	67,011
	Umicore SA	2,820,903	62,484
	Warehouses De Pauw CVA	2,326,145	61,513
	Lotus Bakeries NV	5,530	55,596
	Sofina SA	237,248	55,535
	Ackermans & van Haaren NV	307,349	52,829
	Elia Group SA/NV	517,074	49,785
	Aedifica SA	652,993	41,725
	Azelis Group NV	1,425,196	34,244
[1]	Cofinimmo SA	509,337	33,739
	Solvay SA	962,641	31,097
	Colruyt Group NV	663,672	30,703
	Bekaert SA	484,321	24,233
	Melexis NV	279,986	23,397
	KBC Ancora	467,311	22,519
	Montea NV	245,697	21,064
	Shurgard Self Storage Ltd.	416,872	17,084
	Proximus SADP	2,068,641	15,241
	VGP NV	136,392	14,839
	Fagron	764,362	14,830
	Deme Group NV	90,446	14,359
	Barco NV	951,717	13,203
	Xior Student Housing NV	436,520	12,987
	Gimv NV	270,991	12,651
	Retail Estates NV	161,560	11,277
*	Ontex Group NV	947,138	9,544
	Tessenderlo Group SA	338,284	8,681
	Kinepolis Group NV	186,040	7,926
[1]	Euronav NV	339,717	5,650
	bpost SA	1,308,451	5,152
			2,719,773
Brazil (1.1%)
	Vale SA	52,434,967	639,104
	Petroleo Brasileiro SA	51,207,463	436,475
	B3 SA - Brasil Bolsa Balcao	77,298,931	160,624
	WEG SA	20,479,434	155,984

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ambev SA	59,716,778	139,729
	Centrais Eletricas Brasileiras SA	17,737,111	129,324
	Banco do Brasil SA	23,611,696	124,684
	Banco BTG Pactual SA	18,060,640	116,170
	Localiza Rent a Car SA	11,711,654	110,585
	Suzano SA	9,717,804	109,406
	PRIO SA	9,241,780	85,430
	JBS SA	18,643,853	84,161
	Raia Drogasil SA	15,352,329	75,629
	Equatorial Energia SA	12,098,252	71,272
	Vibra Energia SA	15,404,292	69,596
*	Rumo SA	17,219,133	66,852
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,001,261	62,277
	BB Seguridade Participacoes SA	9,302,960	57,689
	Ultrapar Participacoes SA	11,421,735	56,860
[2]	Rede D'Or Sao Luiz SA	10,693,405	53,543
*	Embraer SA	8,117,339	52,134
	Banco Bradesco SA	21,028,342	50,054
	Klabin SA	11,200,723	49,699
	Telefonica Brasil SA	5,277,526	48,114
*,2	Hapvida Participacoes e Investimentos SA	65,653,353	46,655
	Cosan SA	16,589,361	46,325
	Natura & Co. Holding SA	13,321,550	42,561
*	Sendas Distribuidora SA	16,186,131	40,897
	Lojas Renner SA	13,122,484	38,741
	CCR SA	15,326,427	36,393
	TIM SA	9,990,712	33,882
	TOTVS SA	6,119,955	32,458
*	XP Malls Fundo de Investimento Imobiliario-FII	1,407,114	31,518
*	Hypera SA	5,500,928	31,273
*	BRF SA	9,075,086	29,501
	Energisa SA	3,385,798	29,407
	Banco Santander Brasil SA	5,115,207	28,469
	Itau Unibanco Holding SA	5,237,354	27,555
	Allos SA	6,410,946	25,779
	Santos Brasil Participacoes SA	9,783,047	25,585
*	3R Petroleum Oleo E Gas SA	3,265,978	20,863
[2]	GPS Participacoes e Empreendimentos SA	5,762,900	20,809
	Transmissora Alianca de Energia Eletrica SA	2,996,575	20,325
	Kinea Indice de Precos FII	1,067,043	19,933
*	Eneva SA	7,962,552	18,984
*	Kinea Renda Imobiliaria FII	600,972	18,979
	Engie Brasil Energia SA	2,405,433	18,947
	Caixa Seguridade Participacoes SA	6,189,300	18,666
	Cia Siderurgica Nacional SA	6,865,233	18,404
	CSHG Logistica FI Imobiliario	556,425	17,856
	Cielo SA	15,873,557	17,027
*	Multiplan Empreendimentos Imobiliarios SA	3,756,538	16,560
*	Cia De Sanena Do Parana	3,297,495	16,340
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,051,854	15,840
	CPFL Energia SA	2,557,400	15,711
	Atacadao SA	7,284,665	15,670
	Porto Seguro SA	2,554,958	14,741
	Companhia Paranaense de Energia	9,198,838	14,527
	FII BTLG	722,364	14,120
	XP Log FII	651,919	13,150
	Tres Tentos Agroindustrial SA	6,688,600	13,036
*	Embraer SA ADR	500,190	12,780
	XP MALLS FDO INV IMOB FII	564,377	12,642
	Sao Martinho SA	2,227,017	12,262
	Fleury SA	4,272,243	11,913
	Neoenergia SA	3,139,600	11,597
	Petroreconcavo SA	2,701,650	11,337
	YDUQS Participacoes SA	3,986,420	11,201
	M Dias Branco SA	1,700,692	11,116
		Shares	Market Value• ($000)
	Auren Energia SA	4,930,384	11,005
*	Cogna Educacao SA	26,134,485	10,922
[1]	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	10,918
	Kinea Rendimentos Imobiliarios FII	527,814	10,674
	SLC Agricola SA	2,818,854	10,363
	Cia de Saneamento de Minas Gerais Copasa MG	2,589,103	9,763
*	Cia Energetica de Minas Gerais ADR	3,998,236	9,596
	Kinea Renda Imobiliaria FII (BVMF)	299,129	9,446
*	IRB-Brasil Resseguros SA	1,119,784	9,161
	Petroleo Brasileiro SA ADR	552,228	8,902
	Odontoprev SA	3,865,908	8,897
	Arezzo Industria e Comercio SA	889,827	8,897
*	Marfrig Global Foods SA	4,774,742	8,690
	Vinci Shopping Centers FII	372,834	8,637
	Alupar Investimento SA	1,584,170	8,493
	Wilson Sons SA	2,581,100	8,351
*	Grupo Mateus SA	5,540,280	7,917
	Telefonica Brasil SA ADR	820,189	7,579
	Direcional Engenharia SA	1,654,447	7,430
*	Serena Energia SA	4,648,350	7,358
	AES Brasil Energia SA	4,022,810	7,337
	Smartfit Escola de Ginastica e Danca SA	1,565,400	7,292
	Itau Unibanco Holding SA ADR	1,201,809	7,271
	Capitania Securities II FII	4,375,450	7,221
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,178,863	7,091
	Grupo De Moda Soma SA	5,970,957	6,980
	CSN Mineracao SA	7,318,000	6,962
	Maxi Renda FII	3,401,903	6,833
	Dexco SA	4,882,848	6,799
	FII Iridium	460,658	6,713
*	MRV Engenharia e Participacoes SA	5,170,240	6,671
	Mills Locacao Servicos e Logistica SA	2,583,967	6,603
	Hedge Brasil Shopping FII	150,000	6,433
*,1	Sendas Distribuidora SA ADR	462,038	5,882
*	Log-in Logistica Intermodal SA	788,474	5,876
	CSHG Renda Urbana FII	223,000	5,817
*	Magazine Luiza SA	21,512,655	5,634
	Fii UBS Br Receb Imob	330,000	5,599
	Grendene SA	4,707,976	5,585
	Vivara Participacoes SA	1,291,900	5,513
	Enauta Participacoes SA	1,032,969	5,435
	Tupy SA	987,560	4,951
*	Oncoclinicas do Brasil Servicos Medicos SA	3,476,306	4,927
[1]	Companhia Paranaense de Energia ADR	699,465	4,924
*	Hidrovias do Brasil SA	5,518,500	4,666
	Cury Construtora e Incorporadora SA	1,224,100	4,620
	SIMPAR SA	4,052,000	4,510
	Vulcabras SA	1,476,100	4,500
	Mahle Metal Leve SA	748,664	4,418
	Iochpe Maxion SA	1,829,971	4,335
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	875,316	4,325
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	4,295
	Cia Siderurgica Nacional SA ADR	1,588,434	4,273
*	Pet Center Comercio e Participacoes SA	4,612,222	4,184
	Fras-Le SA	1,193,899	4,146
	TIM SA ADR	243,230	4,142
	EcoRodovias Infraestrutura e Logistica SA	2,938,671	4,103
	Minerva SA	3,478,943	4,100
[2]	LWSA SA	4,504,205	3,990
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	3,922
	JHSF Participacoes SA	4,411,900	3,653
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,641
*	Diagnosticos da America SA	3,747,733	3,392

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,381
	Gerdau SA ADR	800,508	2,786
*	Anima Holding SA	4,278,055	2,785
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,916,592	2,761
	Grupo SBF SA	1,241,641	2,659
	Ambipar Participacoes e Empreendimentos SA	1,326,629	2,555
*	Cia Brasileira de Aluminio	2,550,476	2,539
	LOG Commercial Properties e Participacoes SA	590,356	2,471
	Movida Participacoes SA	1,815,992	2,469
	Camil Alimentos SA	1,445,226	2,335
*	Zamp SA	3,015,885	2,242
	Lojas Quero-Quero SA	2,631,616	2,108
	Cia Energetica de Minas Gerais	956,549	2,107
*	CVC Brasil Operadora e Agencia de Viagens SA	5,418,381	2,097
*	CM Hospitalar SA	2,147,517	2,084
*	Cia Brasileira de Distribuicao	3,240,254	1,828
*,1	Braskem SA Class A ADR	213,266	1,749
	Armac Locacao Logistica E Servicos SA	861,600	1,734
	FII Hectare Ce	268,209	1,668
*	Grupo Casas Bahia SA	1,180,059	1,557
	Hospital Mater Dei SA	1,241,100	1,358
	Empreendimentos Pague Menos SA	2,671,283	1,302
*,1	Companhia Paranaense de Energia ADR (XNYS)	205,996	1,298
	Blau Farmaceutica SA	608,300	1,180
	Ambev SA ADR	383,229	889
*,1	Cia Brasileira de Distribuicao ADR	455,545	235
			4,472,470
Canada (7.0%)
[1]	Royal Bank of Canada	19,362,000	1,873,261
	Toronto-Dominion Bank	24,500,029	1,453,468
	Canadian Natural Resources Ltd.	14,765,178	1,118,878
*	Shopify Inc. Class A (XTSE)	15,653,728	1,098,996
	Enbridge Inc.	29,174,996	1,037,385
	Canadian Pacific Kansas City Ltd.	12,822,481	1,005,940
[1]	Canadian National Railway Co.	7,891,535	957,830
[1]	Bank of Montreal	9,951,122	888,889
	Brookfield Corp. Class A	20,731,585	831,583
	Bank of Nova Scotia	16,639,130	763,395
	Constellation Software Inc.	273,353	703,766
[1]	Suncor Energy Inc.	17,957,906	685,235
	Manulife Financial Corp.	25,100,095	585,453
	Canadian Imperial Bank of Commerce	12,473,506	582,245
	Waste Connections Inc.	3,544,465	574,674
[1]	Alimentation Couche-Tard Inc.	10,187,283	564,624
	TC Energy Corp.	14,207,283	508,992
	Sun Life Financial Inc.	8,078,541	412,480
	Intact Financial Corp.	2,461,324	404,550
[1]	Agnico Eagle Mines Ltd.	6,322,421	400,384
	National Bank of Canada	4,627,810	371,596
	Cenovus Energy Inc.	18,018,577	370,149
	Nutrien Ltd.	6,834,313	360,370
	Wheaton Precious Metals Corp.	6,231,758	324,659
	Fairfax Financial Holdings Ltd.	298,348	324,367
	Thomson Reuters Corp.	2,132,679	322,121
	Restaurant Brands International Inc.	4,243,432	321,929
	Franco-Nevada Corp.	2,628,107	316,369
	Dollarama Inc.	3,694,099	308,161
	Teck Resources Ltd. Class B	6,254,509	307,535
*	CGI Inc.	2,825,316	286,277
	Pembina Pipeline Corp.	7,564,514	266,172
	Cameco Corp.	5,805,609	264,882
	Fortis Inc.	6,678,686	262,267
	WSP Global Inc.	1,620,562	245,901
	Barrick Gold Corp. (XTSE)	14,217,420	236,294
		Shares	Market Value• ($000)
	Loblaw Cos. Ltd.	2,027,040	222,280
	Tourmaline Oil Corp.	4,406,817	215,371
	Power Corp. of Canada	7,188,287	191,527
	RB Global Inc.	2,496,737	178,643
	Magna International Inc.	3,673,580	175,587
[1]	Imperial Oil Ltd.	2,248,013	154,560
	Barrick Gold Corp. (XLON)	9,008,462	150,507
	ARC Resources Ltd.	8,230,510	149,048
	Metro Inc. Class A	2,868,638	146,740
	TFI International Inc.	1,104,146	143,792
[1]	Brookfield Asset Management Ltd. Class A	3,733,474	142,624
[1]	BCE Inc.	4,195,744	137,852
[1]	Emera Inc.	3,900,089	131,537
[1]	Open Text Corp.	3,697,318	130,554
	Stantec Inc.	1,569,432	124,959
[2]	Hydro One Ltd.	4,346,511	121,746
	George Weston Ltd.	906,045	119,237
	First Quantum Minerals Ltd.	9,028,504	114,639
*,1	Ivanhoe Mines Ltd. Class A	8,186,720	110,968
	Great-West Lifeco Inc.	3,737,330	110,520
	Kinross Gold Corp.	16,950,620	109,339
*	Descartes Systems Group Inc.	1,171,526	108,672
	Lundin Mining Corp.	9,407,812	107,428
	TELUS Corp.	6,684,285	107,354
	Toromont Industries Ltd.	1,121,531	102,650
	TMX Group Ltd.	3,811,291	100,913
[1]	SNC-Lavalin Group Inc.	2,421,793	92,991
	Pan American Silver Corp.	4,977,119	91,795
	Element Fleet Management Corp.	5,434,176	86,724
*	MEG Energy Corp.	3,783,339	86,047
[1]	AltaGas Ltd.	3,871,252	84,869
	iA Financial Corp. Inc.	1,375,253	83,375
	Alamos Gold Inc. Class A	5,469,467	80,454
	Keyera Corp.	3,133,469	80,394
	Gildan Activewear Inc.	2,312,143	80,148
	West Fraser Timber Co. Ltd.	1,040,690	79,708
[1]	GFL Environmental Inc. (XTSE)	2,490,306	79,468
*	CAE Inc.	4,060,765	78,345
	FirstService Corp.	529,170	77,724
	Crescent Point Energy Corp.	8,210,622	72,405
[1]	Canadian Apartment Properties REIT	2,309,797	71,895
*	Celestica Inc.	1,617,549	70,041
[1]	Canadian Tire Corp. Ltd. Class A	712,043	68,786
	Saputo Inc.	3,364,766	64,697
	Onex Corp.	902,037	63,997
	Finning International Inc.	1,991,791	62,489
[1]	Whitecap Resources Inc.	8,233,816	62,442
	Parkland Corp.	1,901,341	58,574
[1]	Algonquin Power & Utilities Corp.	9,396,014	57,401
[1]	PrairieSky Royalty Ltd.	2,927,694	55,783
	Enerplus Corp.	2,815,941	55,085
	Boyd Group Services Inc.	294,004	54,978
*,1	Bombardier Inc. Class B	1,177,379	53,641
[1]	Northland Power Inc.	3,503,801	53,474
[1]	RioCan REIT	4,208,292	53,312
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	1,572,486	47,906
*	Capstone Copper Corp.	6,902,270	47,782
*,1	NexGen Energy Ltd.	6,090,643	46,366
	Stella-Jones Inc.	792,808	46,060
	B2Gold Corp.	17,897,863	45,244
	Colliers International Group Inc.	429,704	44,748
[1]	Methanex Corp.	931,276	44,594
	Brookfield Renewable Corp. Class A	1,851,269	43,006
[1]	Capital Power Corp.	1,619,149	42,259
*	Kinaxis Inc.	385,463	41,045
	Granite REIT	823,807	40,722
	Primo Water Corp.	2,145,252	40,454

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Bausch Health Cos. Inc.	4,374,933	38,294
[1]	Osisko Gold Royalties Ltd. (XTSE)	2,413,786	37,084
	Tricon Residential Inc.	3,306,587	37,037
*	Eldorado Gold Corp.	2,533,944	36,114
*	ATS Corp.	1,096,196	36,063
*	Air Canada	2,407,718	35,539
	Choice Properties REIT	3,689,740	34,897
	Definity Financial Corp.	1,017,025	33,902
[1]	Premium Brands Holdings Corp. Class A	516,198	33,822
	Baytex Energy Corp.	9,012,131	33,387
[1]	Gibson Energy Inc.	1,953,506	32,042
*	Aritzia Inc.	1,227,916	31,789
[1]	Dream Industrial REIT	3,484,889	31,415
[1]	First Capital REIT	2,922,618	31,378
[1]	BRP Inc.	449,588	30,248
	Chartwell Retirement Residences	3,316,112	30,086
[1]	SmartCentres REIT	1,801,792	29,161
	Boardwalk REIT	554,427	28,542
[1]	IGM Financial Inc.	1,128,587	28,210
[2]	Nuvei Corp.	872,629	27,986
	Atco Ltd.	1,015,365	27,710
	Linamar Corp.	585,252	27,561
	Hudbay Minerals Inc.	3,204,526	26,979
[1]	First Majestic Silver Corp.	3,911,465	26,083
	Vermilion Energy Inc.	2,259,001	26,025
	Canadian Western Bank	1,346,093	25,824
[1]	TransAlta Corp.	3,767,415	24,986
[1]	Parex Resources Inc.	1,399,545	24,399
	Russel Metals Inc.	859,852	24,216
[1]	Paramount Resources Ltd. Class A	1,058,822	23,997
	H&R REIT	3,635,131	23,765
*	IAMGOLD Corp.	6,578,349	23,367
	CI Financial Corp.	1,940,678	22,922
*	Lightspeed Commerce Inc. (XTSE)	1,726,362	22,610
	Boralex Inc. Class A	1,126,492	22,609
*	Equinox Gold Corp.	3,967,916	21,473
[1]	Allied Properties REIT	1,733,523	21,319
[1]	Topaz Energy Corp.	1,287,727	21,318
	OceanaGold Corp.	9,649,835	20,889
*	Shopify Inc. Class A	292,347	20,523
*,1	BlackBerry Ltd.	7,270,024	20,332
	North West Co. Inc.	673,857	19,100
	Maple Leaf Foods Inc.	1,035,266	18,327
	Lundin Gold Inc.	1,341,849	18,237
	Centerra Gold Inc.	2,991,010	18,207
	Stelco Holdings Inc.	592,320	17,172
	Barrick Gold Corp.	998,659	16,618
[1]	Superior Plus Corp.	2,450,484	16,608
*	Torex Gold Resources Inc.	1,177,721	16,597
	SSR Mining Inc.	2,885,241	15,467
	Quebecor Inc. Class B	717,168	14,842
	GFL Environmental Inc.	462,534	14,755
	Winpak Ltd.	426,641	13,286
	Enghouse Systems Ltd.	611,157	13,234
[1]	Primaris REIT	1,346,038	12,906
[1]	Innergex Renewable Energy Inc.	2,140,307	12,484
[1]	Laurentian Bank of Canada	615,527	11,504
	Mullen Group Ltd.	1,184,181	10,993
[1]	NorthWest Healthcare Properties REIT	2,926,967	10,737
[1]	Cargojet Inc.	119,755	10,700
	Westshore Terminals Investment Corp.	528,552	10,167
[1]	Transcontinental Inc. Class A	1,006,009	9,982
*	Novagold Resources Inc.	3,286,327	9,549
*,1	Ballard Power Systems Inc.	3,491,942	9,182
	Cascades Inc.	1,295,890	8,698
*	Canfor Corp.	815,111	8,591
*,1	Cronos Group Inc.	2,577,810	7,584
		Shares	Market Value• ($000)
	First National Financial Corp.	268,023	7,466
	Cameco Corp. (XTSE)	157,192	7,173
*,1	Lithium Americas Corp. (XTSE)	1,333,848	6,840
*	Lithium Americas Corp.	1,322,407	5,860
	Cogeco Communications Inc.	144,406	5,724
*	Lightspeed Commerce Inc.	176,055	2,303
	Brookfield Infrastructure Corp. Class A	66,621	2,030
	Osisko Gold Royalties Ltd.	122,359	1,883
			29,082,061
Chile (0.1%)
	Banco de Chile	603,752,360	66,975
	Empresas Copec SA	6,752,955	48,190
	Banco de Credito e Inversiones SA	1,318,448	38,454
	Empresas CMPC SA	16,609,758	32,803
*	Latam Airlines Group SA	2,333,097,378	31,568
	Cencosud SA	18,389,763	31,512
*	Falabella SA	11,007,115	29,465
	Banco Santander Chile	558,015,931	25,284
	Enel Americas SA	264,567,676	24,802
	Enel Chile SA	338,045,750	20,070
	Cia Sud Americana de Vapores SA	243,069,008	18,963
	Parque Arauco SA	9,067,783	13,648
	Banco Santander Chile ADR	745,418	13,403
	Colbun SA	99,420,127	12,768
	Quinenco SA	3,510,454	12,231
	Cia Cervecerias Unidas SA	1,869,731	11,471
	Banco Itau Chile SA	1,062,924	11,182
	Aguas Andinas SA Class A	38,180,872	10,897
	Cencosud Shopping SA	6,602,799	10,234
	SMU SA	41,063,916	7,613
*	CAP SA	1,038,767	7,427
	Empresa Nacional de Telecomunicaciones SA	1,822,607	6,265
*	Engie Energia Chile SA	6,785,341	5,569
	Plaza SA	3,779,646	5,496
	Inversiones Aguas Metropolitanas SA	6,637,065	5,130
	Vina Concha y Toro SA	3,599,565	4,799
	Sociedad de Inversiones Oro Blanco SA	668,524,438	4,758
	Inversiones La Construccion SA	442,231	3,870
	SONDA SA	7,561,749	3,352
	Ripley Corp. SA	14,849,019	3,313
	Enel Chile SA ADR	153,493	453
			521,965
China (7.1%)
	Tencent Holdings Ltd.	85,230,440	3,740,184
	Alibaba Group Holding Ltd.	234,810,596	2,198,547
*	PDD Holdings Inc. ADR	8,354,720	1,045,844
*,2	Meituan Class B	73,878,007	1,008,770
	China Construction Bank Corp. Class H	1,290,179,479	834,735
	Industrial & Commercial Bank of China Ltd. Class H	1,088,726,246	583,806
	Bank of China Ltd. Class H	1,152,834,141	517,035
	JD.com Inc. Class A	32,671,857	470,748
	NetEase Inc.	24,868,809	466,157
*,2	Xiaomi Corp. Class B	202,342,193	441,091
*	Baidu Inc. Class A	30,954,973	401,040
	Ping An Insurance Group Co. of China Ltd. Class H	86,570,022	392,343
	BYD Co. Ltd. Class H	13,494,148	369,909
*	Trip.com Group Ltd.	7,314,881	356,289
	PetroChina Co. Ltd. Class H	287,322,085	267,710
	Kweichow Moutai Co. Ltd. Class A	1,107,521	259,662
*,2	Kuaishou Technology	36,129,049	253,290
	China Merchants Bank Co. Ltd. Class H	52,371,196	226,812
	China Petroleum & Chemical Corp. Class H	336,805,718	201,040
	ANTA Sports Products Ltd.	17,308,330	195,947
*	Li Auto Inc. Class A	14,889,169	195,076
	China Shenhua Energy Co. Ltd. Class H	46,586,560	193,356

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Agricultural Bank of China Ltd. Class H	424,530,504	189,303
	Zijin Mining Group Co. Ltd. Class H	79,392,595	173,193
*	New Oriental Education & Technology Group Inc.	21,008,796	166,935
	Yum China Holdings Inc.	4,179,696	156,469
[2]	Nongfu Spring Co. Ltd. Class H	24,089,723	141,525
	China Resources Land Ltd.	37,945,735	136,447
	China Life Insurance Co. Ltd. Class H	102,963,338	135,595
	KE Holdings Inc. ADR	8,676,641	131,191
	Haier Smart Home Co. Ltd. Class H	31,997,725	118,520
	PICC Property & Casualty Co. Ltd. Class H	92,998,973	115,540
	H World Group Ltd.	29,226,460	108,742
	Contemporary Amperex Technology Co. Ltd. Class A	3,867,053	108,156
*	Tencent Music Entertainment Group ADR	8,606,561	108,012
	Shenzhou International Group Holdings Ltd.	10,445,704	102,673
*	BeiGene Ltd.	8,622,668	102,287
	China Resources Beer Holdings Co. Ltd.	21,728,843	99,041
	China Overseas Land & Investment Ltd.	53,038,328	97,531
*,2	Innovent Biologics Inc.	20,103,978	97,323
	CSPC Pharmaceutical Group Ltd.	115,238,056	94,626
	Geely Automobile Holdings Ltd.	75,032,744	90,306
	ENN Energy Holdings Ltd.	10,522,751	89,658
	Kanzhun Ltd. ADR	4,503,132	89,117
	China Mengniu Dairy Co. Ltd.	42,485,424	88,008
	China Merchants Bank Co. Ltd. Class A	18,112,629	85,458
*,2	Wuxi Biologics Cayman Inc.	49,119,874	85,092
*,1	NIO Inc. Class A	17,999,164	85,038
	CITIC Ltd.	88,360,062	83,624
	Li Ning Co. Ltd.	31,007,224	81,173
	Full Truck Alliance Co. Ltd. ADR	9,277,551	79,880
	China Pacific Insurance Group Co. Ltd. Class H	35,782,483	78,402
	China Yangtze Power Co. Ltd. Class A	21,731,200	77,315
[2]	Postal Savings Bank of China Co. Ltd. Class H	149,116,794	77,265
[2]	China Tower Corp. Ltd. Class H	646,485,646	75,677
	China CITIC Bank Corp. Ltd. Class H	126,515,797	74,016
	Bank of Communications Co. Ltd. Class H	102,385,044	73,723
*,1	XPeng Inc. Class A	17,944,674	72,751
	Vipshop Holdings Ltd. ADR	4,730,057	71,140
	Wuliangye Yibin Co. Ltd. Class A	3,404,135	70,398
	Yankuang Energy Group Co. Ltd. Class H	30,221,235	65,561
*	TAL Education Group ADR	5,433,838	65,423
	China Resources Power Holdings Co. Ltd.	25,972,882	64,591
	Tsingtao Brewery Co. Ltd. Class H	8,388,719	60,452
	Weichai Power Co. Ltd. Class H	26,976,364	55,122
	Ping An Insurance Group Co. of China Ltd. Class A	9,480,147	53,887
	COSCO SHIPPING Holdings Co. Ltd. Class H	41,445,725	53,624
[2]	CGN Power Co. Ltd. Class H	153,893,720	51,602
	CMOC Group Ltd. Class H	54,756,170	51,373
	Agricultural Bank of China Ltd. Class A	84,431,500	51,247
	Industrial & Commercial Bank of China Ltd. Class A	67,802,398	50,785
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,419,247	50,407
	Kunlun Energy Co. Ltd.	50,930,728	49,371
*,2	JD Health International Inc.	14,306,295	48,796
	Great Wall Motor Co. Ltd. Class H	31,937,951	48,263
	BYD Co. Ltd. Class A	1,587,477	47,659
[2]	Haidilao International Holding Ltd.	21,080,310	47,562
*,1	Bilibili Inc.	3,678,108	46,705
	Sino Biopharmaceutical Ltd.	134,769,818	46,051
	Yum China Holdings Inc. (XHKG)	1,249,287	45,611
	Yangzijiang Shipbuilding Holdings Ltd.	35,163,622	45,136
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,066,687	44,788
	Sinopharm Group Co. Ltd. Class H	17,326,927	43,757
	Sunny Optical Technology Group Co. Ltd.	8,997,977	43,530
	Zijin Mining Group Co. Ltd. Class A	18,019,167	43,381
		Shares	Market Value• ($000)
[1]	China Hongqiao Group Ltd.	31,094,283	42,906
*	Kingdee International Software Group Co. Ltd.	40,349,286	42,570
	GCL Technology Holdings Ltd.	287,040,000	42,514
*	Tongcheng Travel Holdings Ltd.	16,092,619	42,354
	Industrial Bank Co. Ltd. Class A	18,191,279	42,252
*,2	Akeso Inc.	6,772,260	41,440
[2]	Pop Mart International Group Ltd.	9,605,398	41,106
[2]	Longfor Group Holdings Ltd.	27,677,157	40,994
	Xinyi Solar Holdings Ltd.	59,183,252	40,722
	Anhui Conch Cement Co. Ltd. Class H	16,755,766	38,874
	China Resources Gas Group Ltd.	12,352,274	38,823
	Kingsoft Corp. Ltd.	11,890,100	38,631
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,066,552	38,412
	China Gas Holdings Ltd.	40,720,353	38,128
	People's Insurance Co. Group of China Ltd. Class H	113,625,106	37,295
*	Huaneng Power International Inc. Class H	57,900,098	36,853
	Aluminum Corp. of China Ltd. Class H	54,714,012	36,287
	Foxconn Industrial Internet Co. Ltd. Class A	10,981,005	36,282
	CITIC Securities Co. Ltd. Class H	22,730,325	36,189
	BYD Electronic International Co. Ltd.	10,705,374	36,064
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,585,978	35,471
	China Shenhua Energy Co. Ltd. Class A	6,299,766	34,602
	Jiangxi Copper Co. Ltd. Class H	16,899,420	34,418
	Wanhua Chemical Group Co. Ltd. Class A	2,751,183	33,704
	Brilliance China Automotive Holdings Ltd.	40,040,000	33,249
*,2	Giant Biogene Holding Co. Ltd.	5,438,000	33,132
	China Minsheng Banking Corp. Ltd. Class H	90,544,717	33,129
	Hengan International Group Co. Ltd.	9,861,507	33,107
	Luzhou Laojiao Co. Ltd. Class A	1,286,561	32,930
*,1,2	SenseTime Group Inc. Class B	213,000,000	32,660
	China Longyuan Power Group Corp. Ltd. Class H	46,032,772	32,247
	Bank of Communications Co. Ltd. Class A	33,800,997	32,060
*,2	Zhejiang Leapmotor Technology Co. Ltd.	9,250,400	31,785
	PetroChina Co. Ltd. Class A	21,877,770	30,864
	CRRC Corp. Ltd. Class H	55,601,034	30,691
[2]	China Feihe Ltd.	56,097,189	30,678
[2]	Yadea Group Holdings Ltd.	15,886,488	30,560
*	Alibaba Health Information Technology Ltd.	81,051,919	30,255
	Zhaojin Mining Industry Co. Ltd. Class H	18,740,192	30,180
*	iQIYI Inc. ADR	6,154,102	29,847
[2]	Hansoh Pharmaceutical Group Co. Ltd.	13,249,836	29,278
	Qifu Technology Inc. Class A ADR	1,586,795	29,022
	Muyuan Foods Co. Ltd. Class A	4,793,009	28,820
	Shaanxi Coal Industry Co. Ltd. Class A	8,497,110	28,776
	China Galaxy Securities Co. Ltd. Class H	53,021,533	28,720
	Tingyi Cayman Islands Holding Corp.	25,949,630	28,641
	Bosideng International Holdings Ltd.	49,312,417	28,545
	China Coal Energy Co. Ltd. Class H	28,305,441	28,513
[2]	China Resources Mixc Lifestyle Services Ltd.	8,073,890	28,418
	CITIC Securities Co. Ltd. Class A	10,663,173	27,797
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,181,756	27,563
	China Power International Development Ltd.	68,190,568	27,517
	Shanghai Pudong Development Bank Co. Ltd. Class A	25,919,072	27,476
	China State Construction Engineering Corp. Ltd. Class A	36,762,638	27,154
	Anhui Gujing Distillery Co. Ltd. Class B	1,651,580	27,071
	China Railway Group Ltd. Class H	54,796,618	27,040
	MINISO Group Holding Ltd.	4,793,516	27,040
[2]	Topsports International Holdings Ltd.	38,721,479	26,891
	China Oilfield Services Ltd. Class H	25,093,043	26,832
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,401,918	26,529
	China Petroleum & Chemical Corp. Class A	29,830,136	26,085
	Haitian International Holdings Ltd.	7,992,058	26,029

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of China Ltd. Class A	40,987,600	25,933
	China State Construction International Holdings Ltd.	24,496,645	25,846
*	HUTCHMED China Ltd.	6,739,483	25,767
*,2	JD Logistics Inc.	23,579,076	25,520
	Ping An Bank Co. Ltd. Class A	17,036,013	25,320
	East Money Information Co. Ltd. Class A	13,865,343	24,871
[2]	China International Capital Corp. Ltd. Class H	20,623,622	24,869
	China National Building Material Co. Ltd. Class H	63,869,010	24,713
*	ZTE Corp. Class H	10,777,928	23,230
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,298,735	23,216
	Hisense Home Appliances Group Co. Ltd. Class H	5,545,133	23,194
	China Merchants Port Holdings Co. Ltd.	17,527,261	23,147
	Haitong Securities Co. Ltd. Class H	48,133,319	22,990
	Haier Smart Home Co. Ltd. Class A	5,519,194	22,960
[2]	Huatai Securities Co. Ltd. Class H	19,344,905	22,878
	Sinotruk Hong Kong Ltd.	9,186,475	22,862
	NARI Technology Co. Ltd. Class A	7,068,718	22,862
	RLX Technology Inc. ADR	11,483,631	22,278
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,622,578	22,157
[1]	Kingboard Holdings Ltd.	10,067,740	22,127
	C&D International Investment Group Ltd.	11,093,833	21,976
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,120,550	21,782
[1,2]	Smoore International Holdings Ltd.	24,719,246	21,528
*,1	Zai Lab Ltd.	13,386,020	21,515
	SF Holding Co. Ltd. Class A	4,305,781	21,477
	Chinasoft International Ltd.	35,560,258	21,383
	China Pacific Insurance Group Co. Ltd. Class A	6,003,275	21,277
	Guangdong Investment Ltd.	40,619,201	21,218
	Beijing Enterprises Holdings Ltd.	6,593,413	21,109
	Autohome Inc. ADR	804,153	20,667
[2]	WuXi AppTec Co. Ltd. Class H	4,571,671	20,577
	CRRC Corp. Ltd. Class A	21,345,600	20,552
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	17,502,543	20,526
	Gree Electric Appliances Inc. of Zhuhai Class A	3,536,183	20,514
	China Everbright Environment Group Ltd.	50,009,687	20,278
[2]	3SBio Inc.	25,364,141	20,275
	NAURA Technology Group Co. Ltd. Class A	461,360	20,202
[1,2]	Hygeia Healthcare Holdings Co. Ltd.	4,886,048	20,167
	New China Life Insurance Co. Ltd. Class H	10,365,032	19,878
*	Genscript Biotech Corp.	13,410,403	19,776
	China CSSC Holdings Ltd. Class A	3,924,964	19,721
*,2	China Literature Ltd.	5,502,677	19,656
[2]	Shandong Gold Mining Co. Ltd. Class H	8,878,850	19,185
	Shenzhen Inovance Technology Co. Ltd. Class A	2,337,014	19,165
	Far East Horizon Ltd.	25,703,309	19,080
[1]	Country Garden Services Holdings Co. Ltd.	28,464,942	18,990
	Guangzhou Automobile Group Co. Ltd. Class H	45,809,508	18,925
	China National Nuclear Power Co. Ltd. Class A	14,786,131	18,850
	China Taiping Insurance Holdings Co. Ltd.	20,579,893	18,817
*,1	Hollysys Automation Technologies Ltd.	806,211	18,777
	BOE Technology Group Co. Ltd. Class A	30,912,100	18,554
	Shanghai Baosight Software Co. Ltd. Class B	8,677,982	18,539
	COSCO SHIPPING Holdings Co. Ltd. Class A	11,403,336	18,533
	Sungrow Power Supply Co. Ltd. Class A	1,300,508	18,469
[1]	China Vanke Co. Ltd. Class H	31,261,561	18,334
	Bank of Ningbo Co. Ltd. Class A	5,800,242	18,314
	China Traditional Chinese Medicine Holdings Co. Ltd.	33,575,682	18,283
	Bank of Jiangsu Co. Ltd. Class A	16,083,504	17,930
		Shares	Market Value• ($000)
	China Tourism Group Duty Free Corp. Ltd. Class A	1,736,192	17,813
*,1	China Ruyi Holdings Ltd.	70,975,121	17,777
	China Everbright Bank Co. Ltd. Class A	40,433,709	17,581
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,392,946	17,480
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	24,911,157	17,460
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	532,356	17,426
	Fosun International Ltd.	29,433,006	17,365
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,323,167	17,320
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	17,062
	China Railway Group Ltd. Class A	18,749,600	16,935
	Jiangsu Expressway Co. Ltd. Class H	17,239,059	16,907
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,883,576	16,887
	TravelSky Technology Ltd. Class H	12,893,068	16,749
	Zhongsheng Group Holdings Ltd.	9,116,397	16,626
	Minth Group Ltd.	9,742,408	16,607
	China Minsheng Banking Corp. Ltd. Class A	30,303,000	16,522
	LONGi Green Energy Technology Co. Ltd. Class A	6,589,188	16,499
*	Seres Group Co. Ltd. Class A	1,319,700	16,448
*,2	Hua Hong Semiconductor Ltd.	8,126,895	16,016
	China Communications Services Corp. Ltd. Class H	33,499,501	16,014
[2]	Ganfeng Lithium Group Co. Ltd. Class H	5,429,789	15,923
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	20,968,924	15,920
	Baoshan Iron & Steel Co. Ltd. Class A	16,510,744	15,811
	China United Network Communications Ltd. Class A	24,511,100	15,807
	Shenzhen International Holdings Ltd.	19,464,334	15,568
	SAIC Motor Corp. Ltd. Class A	7,433,276	15,220
[1]	China Medical System Holdings Ltd.	17,037,045	15,212
	GF Securities Co. Ltd. Class H	15,234,786	15,178
	Zhongji Innolight Co. Ltd. Class A	601,779	15,168
	AviChina Industry & Technology Co. Ltd. Class H	35,203,655	15,140
	Fufeng Group Ltd.	20,722,124	15,120
	Zhejiang Expressway Co. Ltd. Class H	22,769,562	14,887
	Will Semiconductor Co. Ltd. Shanghai Class A	1,065,141	14,883
[2]	China Resources Pharmaceutical Group Ltd.	22,964,203	14,850
	Chongqing Rural Commercial Bank Co. Ltd. Class H	34,554,778	14,791
[1]	Greentown China Holdings Ltd.	16,789,750	14,722
	Bank of Beijing Co. Ltd. Class A	18,927,614	14,570
[1]	Flat Glass Group Co. Ltd. Class H	6,034,777	14,536
	China Conch Venture Holdings Ltd.	19,879,534	14,500
	Chongqing Changan Automobile Co. Ltd. Class A	7,164,257	14,489
	Aier Eye Hospital Group Co. Ltd. Class A	8,153,884	14,482
	China Three Gorges Renewables Group Co. Ltd. Class A	22,287,900	14,411
	China Nonferrous Mining Corp. Ltd.	15,828,316	14,308
	SDIC Power Holdings Co. Ltd. Class A	6,463,803	14,303
	Weichai Power Co. Ltd. Class A	5,848,100	14,030
[1]	Beijing Enterprises Water Group Ltd.	55,404,578	13,974
*,1	Sunac China Holdings Ltd.	79,659,000	13,932
	Postal Savings Bank of China Co. Ltd. Class A	21,043,873	13,926
	Shenzhen Transsion Holdings Co. Ltd. Class A	703,127	13,925
	CSC Financial Co. Ltd. Class A	4,518,060	13,869
	Dongyue Group Ltd.	15,592,811	13,749
*	Daqo New Energy Corp. ADR	714,693	13,722
[1]	China Everbright Bank Co. Ltd. Class H	45,163,762	13,683
	Shandong Gold Mining Co. Ltd. Class A	3,448,685	13,636
	Shenwan Hongyuan Group Co. Ltd. Class A	21,018,432	13,601

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	JinkoSolar Holding Co. Ltd. ADR	561,758	13,550
	Yihai International Holding Ltd.	6,550,377	13,501
	Anhui Gujing Distillery Co. Ltd. Class A	360,637	13,478
	WuXi AppTec Co. Ltd. Class A	2,240,496	13,463
	China Merchants Securities Co. Ltd. Class A	6,678,922	13,452
[1]	Yuexiu Property Co. Ltd.	22,359,657	13,345
	Lao Feng Xiang Co. Ltd. Class B	3,349,575	13,329
	ZTE Corp. Class A	3,363,764	13,218
	Sinopec Engineering Group Co. Ltd. Class H	20,519,326	13,217
	Huaxia Bank Co. Ltd. Class A	14,236,134	13,175
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,494,300	13,159
	Daqin Railway Co. Ltd. Class A	13,583,400	12,975
*,1	Air China Ltd. Class H	25,686,218	12,878
	Bank of Shanghai Co. Ltd. Class A	12,760,260	12,855
	Gushengtang Holdings Ltd.	2,157,296	12,796
	Poly Developments & Holdings Group Co. Ltd. Class A	10,416,125	12,780
[1]	Atour Lifestyle Holdings Ltd. ADR	715,724	12,761
	JOYY Inc. ADR	389,978	12,721
*	Gaotu Techedu Inc. ADR	1,936,519	12,645
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	8,017,382	12,586
	Iflytek Co. Ltd. Class A	2,029,450	12,546
	Uni-President China Holdings Ltd.	16,247,074	12,460
[1]	Kingboard Laminates Holdings Ltd.	14,468,229	12,394
[2]	Guotai Junan Securities Co. Ltd. Class H	11,593,758	12,325
	Sinotrans Ltd. Class H	25,704,079	12,322
*,1,2	East Buy Holding Ltd.	5,709,341	12,071
	Bank of Nanjing Co. Ltd. Class A	9,379,248	12,064
	Huadian Power International Corp. Ltd. Class H	22,014,209	12,021
	Fuyao Glass Industry Group Co. Ltd. Class A	1,747,900	12,018
	Tongwei Co. Ltd. Class A	3,919,184	11,713
	Focus Media Information Technology Co. Ltd. Class A	13,038,872	11,671
	AECC Aviation Power Co. Ltd. Class A	2,387,206	11,634
	Aluminum Corp. of China Ltd. Class A	11,393,700	11,633
	Yunnan Baiyao Group Co. Ltd. Class A	1,469,935	11,597
[1]	Dongfeng Motor Group Co. Ltd. Class H	31,880,225	11,561
	Hello Group Inc. ADR	1,974,250	11,510
	Guotai Junan Securities Co. Ltd. Class A	6,057,500	11,465
	SSY Group Ltd.	18,766,411	11,421
	Tianli International Holdings Ltd.	16,036,000	11,406
	GD Power Development Co. Ltd. Class A	16,137,570	11,404
*,1	Canadian Solar Inc.	701,843	11,377
*	Shanghai International Airport Co. Ltd. Class A	2,191,136	11,365
	Huatai Securities Co. Ltd. Class A	6,004,000	11,354
*,1,3	Country Garden Holdings Co. Ltd.	181,205,898	11,235
*	TCL Technology Group Corp. Class A	17,017,440	11,187
[1]	China Cinda Asset Management Co. Ltd. Class H	123,659,397	11,144
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,866,266	11,116
[2]	SciClone Pharmaceuticals Holdings Ltd.	4,860,500	11,104
*,2	Ping An Healthcare & Technology Co. Ltd.	7,818,035	11,054
*	Alibaba Pictures Group Ltd.	185,591,139	11,054
	Luxshare Precision Industry Co. Ltd. Class A	2,730,902	10,946
[1,2]	Meitu Inc.	26,478,704	10,865
	Power Construction Corp. of China Ltd. Class A	15,505,502	10,849
	Chongqing Changan Automobile Co. Ltd. Class B	21,773,899	10,756
[1]	China Overseas Property Holdings Ltd.	17,637,294	10,728
*,2	Cloud Music Inc.	866,150	10,714
	Anhui Conch Cement Co. Ltd. Class A	3,343,300	10,590
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	10,575
	Lufax Holding Ltd. ADR	2,396,277	10,520
	Grand Pharmaceutical Group Ltd.	19,014,903	10,496
		Shares	Market Value• ($000)
	Advanced Micro-Fabrication Equipment Inc. China Class A	538,693	10,473
	XCMG Construction Machinery Co. Ltd. Class A	10,774,764	10,427
	Guangdong Haid Group Co. Ltd. Class A	1,505,358	10,358
*	GDS Holdings Ltd. Class A	10,137,186	10,297
	China Suntien Green Energy Corp. Ltd. Class H	24,944,313	10,224
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,110,673	10,194
	China Galaxy Securities Co. Ltd. Class A	5,950,389	10,176
[1]	COSCO SHIPPING Ports Ltd.	16,529,910	10,144
	FinVolution Group ADR	2,117,645	10,101
	Xtep International Holdings Ltd.	15,714,841	9,932
*	Citic Pacific Special Steel Group Co. Ltd. Class A	4,579,988	9,838
*	Microport Scientific Corp.	12,355,939	9,827
*	Nine Dragons Paper Holdings Ltd.	22,207,711	9,812
*,1	EHang Holdings Ltd. ADR	541,512	9,650
	China Energy Engineering Corp. Ltd. Class A	31,296,038	9,489
	Haitong Securities Co. Ltd. Class A	8,175,400	9,426
*,1,2	ZJLD Group Inc.	6,968,400	9,421
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	9,394
[2]	CSC Financial Co. Ltd. Class H	12,302,945	9,389
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	9,384
	CMOC Group Ltd. Class A	7,592,900	9,336
*,2	Luye Pharma Group Ltd.	26,471,039	9,327
	Shougang Fushan Resources Group Ltd.	24,438,233	9,310
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	206,756,000	9,305
	Eve Energy Co. Ltd. Class A	1,820,258	9,283
	China CITIC Bank Corp. Ltd. Class A	9,736,584	9,230
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,576,264	9,193
	Founder Securities Co. Ltd. Class A	7,301,770	9,022
	GF Securities Co. Ltd. Class A	4,941,388	8,985
	Fu Shou Yuan International Group Ltd.	13,212,420	8,945
[2]	BAIC Motor Corp. Ltd. Class H	31,524,454	8,940
	Ningbo Tuopu Group Co. Ltd. Class A	1,030,387	8,866
	TBEA Co. Ltd. Class A	4,551,899	8,863
*,1,2	Keymed Biosciences Inc.	2,064,291	8,860
	Great Wall Motor Co. Ltd. Class A	2,431,064	8,768
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,297,800	8,764
	Lens Technology Co. Ltd. Class A	4,437,193	8,722
	China Merchants Energy Shipping Co. Ltd. Class A	7,406,500	8,711
[1]	Weibo Corp. ADR	1,007,052	8,681
[1]	Sany Heavy Equipment International Holdings Co. Ltd.	12,248,124	8,607
*	China Southern Airlines Co. Ltd. Class A	10,981,500	8,578
*	China Southern Airlines Co. Ltd. Class H	23,662,505	8,556
	Greentown Service Group Co. Ltd.	18,682,059	8,488
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	8,464
*	COFCO Joycome Foods Ltd.	37,190,541	8,437
*,1,2,3	New Horizon Health Ltd.	4,645,117	8,396
	CIMC Enric Holdings Ltd.	8,464,208	8,374
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,131,267	8,329
*	Huaneng Power International Inc. Class A	6,414,876	8,278
*	Cambricon Technologies Corp. Ltd. Class A	358,340	8,269
	Everbright Securities Co. Ltd. Class A	3,623,200	8,249
	China Construction Bank Corp. Class A	8,395,301	8,244
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,214,444	8,222
	China Water Affairs Group Ltd.	13,211,909	8,205
*	Satellite Chemical Co. Ltd. Class A	3,035,848	8,063
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	8,061

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Vanke Co. Ltd. Class A	7,903,338	8,044
	Shanghai Industrial Holdings Ltd.	5,757,014	8,038
*	Beijing Capital International Airport Co. Ltd. Class H	25,232,191	8,029
	China Jinmao Holdings Group Ltd.	94,439,558	8,003
	China Education Group Holdings Ltd.	14,144,248	7,986
*,1	Fenbi Ltd.	14,468,000	7,979
	China International Marine Containers Group Co. Ltd. Class H	9,391,016	7,944
[1,2]	Jiumaojiu International Holdings Ltd.	12,606,535	7,918
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,738,250	7,905
	Poly Property Services Co. Ltd. Class H	1,937,572	7,871
	China Coal Energy Co. Ltd. Class A	4,846,254	7,868
	New China Life Insurance Co. Ltd. Class A	1,795,591	7,765
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	7,760
*	Golden Solar New Energy Technology Holdings Ltd.	12,626,192	7,729
	Hithink RoyalFlush Information Network Co. Ltd. Class A	464,431	7,702
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,641,216	7,701
	Orient Securities Co. Ltd. Class A	6,678,515	7,673
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	7,648
	Zhongjin Gold Corp. Ltd. Class A	4,244,085	7,640
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	7,587
	Huaneng Lancang River Hydropower Inc. Class A	5,734,200	7,572
	China BlueChemical Ltd. Class H	23,767,366	7,545
	China Risun Group Ltd.	18,733,094	7,525
	Suzhou TFC Optical Communication Co. Ltd. Class A	343,123	7,517
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	7,500
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	7,490
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	7,490
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	5,162,407	7,469
	Shenzhen Expressway Corp. Ltd. Class H	8,178,965	7,441
	Ganfeng Lithium Group Co. Ltd. Class A	1,534,351	7,439
*,2	Jinxin Fertility Group Ltd.	22,036,015	7,432
	Yangzijiang Financial Holding Ltd.	32,218,058	7,410
*	China Eastern Airlines Corp. Ltd. Class A	14,001,200	7,407
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	7,348
	Sanan Optoelectronics Co. Ltd. Class A	4,264,581	7,348
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,336,700	7,342
*	360 Security Technology Inc. Class A	6,269,491	7,335
[1]	Onewo Inc. Class H	2,781,200	7,328
	Tianqi Lithium Corp. Class A	1,348,590	7,314
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	7,297
*,2	Maoyan Entertainment	5,893,577	7,287
	IEIT Systems Co. Ltd. Class A	1,304,752	7,276
	Anhui Expressway Co. Ltd. Class H	6,601,025	7,266
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,192,699	7,258
	Datang International Power Generation Co. Ltd. Class H	36,844,302	7,251
	Zhejiang NHU Co. Ltd. Class A	2,727,620	7,216
*	Air China Ltd. Class A	7,095,200	7,215
	Huadong Medicine Co. Ltd. Class A	1,573,263	7,146
	Sinopec Kantons Holdings Ltd.	13,930,714	7,134
	Metallurgical Corp. of China Ltd. Class H	36,525,697	7,110
*	Hainan Airlines Holding Co. Ltd. Class A	37,691,522	7,110
*,1,2	Remegen Co. Ltd. Class H	2,015,320	7,109
[1]	Tianneng Power International Ltd.	9,235,375	7,096
	Shoucheng Holdings Ltd.	39,382,332	7,067
		Shares	Market Value• ($000)
	Tsingtao Brewery Co. Ltd. Class A	622,358	7,024
	Metallurgical Corp. of China Ltd. Class A	15,578,494	7,016
	PAX Global Technology Ltd.	8,379,609	7,011
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	7,009
	Montage Technology Co. Ltd. Class A	1,006,331	6,989
*	Shanghai Electric Group Co. Ltd. Class H	34,078,589	6,932
	Beijing New Building Materials plc Class A	1,528,735	6,903
	Yutong Bus Co. Ltd. Class A	1,950,400	6,886
*,2	Bairong Inc. Class B	5,501,500	6,883
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,784,450	6,850
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,819,906	6,773
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	6,765
	Dongfang Electric Corp. Ltd. Class A	2,904,300	6,748
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,844,900	6,739
*	Spring Airlines Co. Ltd. Class A	859,500	6,723
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	6,655
*	Hopson Development Holdings Ltd.	13,981,316	6,644
	Hygon Information Technology Co. Ltd. Class A	611,334	6,574
	Eoptolink Technology Inc. Ltd. Class A	559,258	6,560
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,481,917	6,544
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,733,753	6,541
	Beijing Roborock Technology Co. Ltd. Class A	111,794	6,531
	GoerTek Inc. Class A	3,005,986	6,527
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,153,218	6,500
*	Yintai Gold Co. Ltd. Class A	2,559,318	6,492
	ENN Natural Gas Co. Ltd. Class A	2,599,663	6,477
*	Lifetech Scientific Corp.	29,502,619	6,470
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,660,306	6,465
	Digital China Holdings Ltd.	17,629,283	6,435
	Towngas Smart Energy Co. Ltd.	16,700,733	6,434
	China Reinsurance Group Corp. Class H	90,238,426	6,424
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	4,202,028	6,421
*,1	China Eastern Airlines Corp. Ltd. Class H	24,831,864	6,409
[2]	Genertec Universal Medical Group Co. Ltd.	10,667,925	6,405
	Jinko Solar Co. Ltd. Class A	6,155,560	6,398
	Skyworth Group Ltd.	15,512,344	6,379
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	6,376
	Hangzhou Tigermed Consulting Co. Ltd. Class A	783,880	6,367
*,1	Seazen Group Ltd.	36,894,348	6,366
[1,2]	Angelalign Technology Inc.	632,678	6,338
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	6,310
	GigaDevice Semiconductor Inc. Class A	583,174	6,290
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,335,331	6,253
	Livzon Pharmaceutical Group Inc. Class H	1,823,405	6,245
	LB Group Co. Ltd. Class A	2,159,900	6,244
	Sieyuan Electric Co. Ltd. Class A	694,800	6,234
	Sailun Group Co. Ltd. Class A	2,722,164	6,221
	Imeik Technology Development Co. Ltd. Class A	210,280	6,220
*	Hengli Petrochemical Co. Ltd. Class A	2,900,320	6,192
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	6,066
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	6,025
	TCL Electronics Holdings Ltd.	9,153,213	6,016
	Industrial Securities Co. Ltd. Class A	7,826,910	6,013
	Dongfang Electric Corp. Ltd. Class H	4,432,100	6,012
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	6,004

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tong Ren Tang Technologies Co. Ltd. Class H	8,723,777	5,992
	Guanghui Energy Co. Ltd. Class A	5,873,900	5,971
*	Shanghai Electric Group Co. Ltd. Class A	10,045,235	5,962
*,1	Zhongyu Energy Holdings Ltd.	9,526,677	5,942
*,1	Xinte Energy Co. Ltd. Class H	5,302,205	5,920
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,915
	Goneo Group Co. Ltd. Class A	358,171	5,899
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,383,467	5,892
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	5,871
	China Everbright Ltd.	11,004,287	5,868
	China Jushi Co. Ltd. Class A	3,558,388	5,849
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,950,900	5,822
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,468,620	5,816
	Huadian Power International Corp. Ltd. Class A	6,238,600	5,815
	JCET Group Co. Ltd. Class A	1,640,681	5,784
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	5,777
*,1,2	InnoCare Pharma Ltd.	9,809,135	5,767
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	3,028,500	5,695
	Dong-E-E-Jiao Co. Ltd. Class A	600,180	5,682
*	Kunlun Tech Co. Ltd. Class A	1,038,045	5,666
	Lee & Man Paper Manufacturing Ltd.	18,783,016	5,654
	Jiangxi Copper Co. Ltd. Class A	1,574,301	5,645
	Trina Solar Co. Ltd. Class A	1,927,685	5,641
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,077,863	5,631
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	5,630
	Western Mining Co. Ltd. Class A	2,033,367	5,607
	Sun Art Retail Group Ltd.	27,084,328	5,590
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,209,011	5,589
	Changchun High-Tech Industry Group Co. Ltd. Class A	359,073	5,582
	YTO Express Group Co. Ltd. Class A	2,549,659	5,577
*	XD Inc.	2,972,036	5,552
	China Lesso Group Holdings Ltd.	13,225,416	5,544
	Yifeng Pharmacy Chain Co. Ltd. Class A	914,225	5,530
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	123,349	5,510
	Guosen Securities Co. Ltd. Class A	4,454,452	5,507
	Flat Glass Group Co. Ltd. Class A	1,503,665	5,503
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,104,278	5,502
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	5,471
	Maxscend Microelectronics Co. Ltd. Class A	437,405	5,450
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,230,716	5,437
	Shengyi Technology Co. Ltd. Class A	2,035,900	5,429
	Huaibei Mining Holdings Co. Ltd. Class A	2,040,498	5,428
*,2	China Bohai Bank Co. Ltd. Class H	41,170,427	5,406
	First Tractor Co. Ltd. Class H	5,174,714	5,359
	CSG Holding Co. Ltd. Class B	17,537,213	5,356
	Concord New Energy Group Ltd.	68,990,075	5,356
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	5,349
[1]	Tianqi Lithium Corp. Class H	1,378,000	5,306
	Mango Excellent Media Co. Ltd. Class A	1,643,799	5,292
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,114,080	5,270
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,609,899	5,255
	GalaxyCore Inc. Class A	2,301,465	5,248
	Yankuang Energy Group Co. Ltd. Class A	1,639,300	5,222
	China Energy Engineering Corp. Ltd. Class H	51,816,185	5,193
		Shares	Market Value• ($000)
	JNBY Design Ltd.	2,848,164	5,186
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	5,186
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,281,492	5,178
*	Tuya Inc. ADR	2,958,687	5,178
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	5,176
	Consun Pharmaceutical Group Ltd.	6,925,994	5,165
*,1,2	Ascentage Pharma Group International	2,260,928	5,136
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	5,134
	China Resources Building Materials Technology Holdings Ltd.	30,355,498	5,123
[2]	Orient Securities Co. Ltd. Class H	12,356,098	5,115
[2]	Legend Holdings Corp. Class H	7,240,053	5,114
[2]	Sunac Services Holdings Ltd.	20,281,708	5,040
*	Adicon Holdings Ltd.	3,385,500	5,038
	Hisense Home Appliances Group Co. Ltd. Class A	946,457	5,037
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	5,036
	Shenergy Co. Ltd. Class A	4,293,600	5,035
	Canvest Environmental Protection Group Co. Ltd.	9,755,428	5,035
*,1,2	Weimob Inc.	28,704,666	5,027
*	ANE Cayman Inc.	7,486,000	4,986
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	4,980
[2]	China Merchants Securities Co. Ltd. Class H	5,990,425	4,979
	Shanghai Baosight Software Co. Ltd. Class A	880,976	4,977
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	4,972
*	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	4,967
	Lonking Holdings Ltd.	26,996,798	4,961
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	4,959
	BOE Technology Group Co. Ltd. Class B	15,143,451	4,954
*,1,2	Alphamab Oncology	8,257,959	4,943
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,177,733	4,938
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	4,920
	Youngor Fashion Co. Ltd. Class A	4,540,200	4,893
	Poly Property Group Co. Ltd.	26,771,730	4,886
	Yonyou Network Technology Co. Ltd. Class A	3,053,285	4,885
*	Guangshen Railway Co. Ltd. Class H	17,855,193	4,847
	Yealink Network Technology Corp. Ltd. Class A	991,641	4,824
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,818
	Hundsun Technologies Inc. Class A	1,702,151	4,809
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,461,892	4,794
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	898,330	4,790
	COSCO SHIPPING Development Co. Ltd. Class H	45,600,512	4,771
[1,2]	Pharmaron Beijing Co. Ltd. Class H	3,880,770	4,757
*	Ming Yuan Cloud Group Holdings Ltd.	15,264,192	4,755
	SUPCON Technology Co. Ltd. Class A	723,267	4,741
*	Isoftstone Information Technology Group Co. Ltd. Class A	821,078	4,727
	NetDragon Websoft Holdings Ltd.	3,360,129	4,707
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	131,600	4,701
*	Wingtech Technology Co. Ltd. Class A	1,087,146	4,700
[2]	AsiaInfo Technologies Ltd.	5,210,827	4,699
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	4,674
	HLA Group Corp. Ltd. Class A	3,686,263	4,629
*	Hainan Airport Infrastructure Co. Ltd. Class A	9,541,639	4,602
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	4,585
	Hubei Energy Group Co. Ltd. Class A	5,766,467	4,583

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,795,624	4,567
	Hualan Biological Engineering Inc. Class A	1,694,155	4,548
	China Railway Signal & Communication Corp. Ltd. Class A	6,084,428	4,531
	China Oriental Group Co. Ltd.	33,901,391	4,526
	West China Cement Ltd.	29,628,756	4,523
*,1,2	Haichang Ocean Park Holdings Ltd.	44,205,070	4,518
*	Kingsoft Cloud Holdings Ltd.	21,629,915	4,515
	Yunnan Energy New Material Co. Ltd. Class A	785,630	4,504
	Shenzhen Investment Ltd.	35,247,328	4,481
	Lingyi iTech Guangdong Co. Class A	6,246,400	4,467
	Yuexiu Transport Infrastructure Ltd.	9,002,245	4,465
	Ningbo Deye Technology Co. Ltd. Class A	346,050	4,453
[1,2]	Simcere Pharmaceutical Group Ltd.	6,480,248	4,448
	China Shineway Pharmaceutical Group Ltd.	3,751,854	4,425
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	4,419
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,714,886	4,413
	CGN New Energy Holdings Co. Ltd.	14,813,506	4,412
	SG Micro Corp. Class A	415,370	4,387
	China XD Electric Co. Ltd. Class A	4,522,183	4,387
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	4,387
*	FIH Mobile Ltd.	39,219,562	4,366
	CNGR Advanced Material Co. Ltd. Class A	603,613	4,355
	Beijing Kingsoft Office Software Inc. Class A	102,798	4,354
	Wens Foodstuffs Group Co. Ltd. Class A	1,641,091	4,343
	SooChow Securities Co. Ltd. Class A	4,608,877	4,339
	APT Medical Inc. Class A	62,389	4,328
*,1	Zhihu Inc. ADR	6,349,309	4,312
	Ninestar Corp. Class A	1,234,664	4,295
	Accelink Technologies Co. Ltd. Class A	837,600	4,294
	China Resources Microelectronics Ltd. Class A	852,624	4,281
	Chongqing Brewery Co. Ltd. Class A	440,789	4,272
	Goldwind Science & Technology Co. Ltd. Class H	10,681,863	4,271
	Hisense Visual Technology Co. Ltd. Class A	1,110,900	4,271
*	National Silicon Industry Group Co. Ltd. Class A	2,327,725	4,248
	Zangge Mining Co. Ltd. Class A	1,069,679	4,239
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	4,233
	GEM Co. Ltd. Class A	4,388,120	4,206
	Caitong Securities Co. Ltd. Class A	3,984,290	4,201
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,193
	China Resources Medical Holdings Co. Ltd.	7,944,418	4,185
	Shui On Land Ltd.	44,730,378	4,169
	Hunan Valin Steel Co. Ltd. Class A	5,789,440	4,166
	Hengtong Optic-electric Co. Ltd. Class A	2,139,860	4,166
*	Tongkun Group Co. Ltd. Class A	2,192,760	4,160
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,152
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	4,118
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	4,115
[2]	A-Living Smart City Services Co. Ltd.	10,773,789	4,095
	Huafon Chemical Co. Ltd. Class A	3,639,205	4,081
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	4,066
	Huagong Tech Co. Ltd. Class A	887,200	4,059
	Jointown Pharmaceutical Group Co. Ltd. Class A	3,585,191	4,056
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,119,295	4,053
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,036
*	Gotion High-tech Co. Ltd. Class A	1,557,700	4,021
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	4,020
		Shares	Market Value• ($000)
	Western Securities Co. Ltd. Class A	3,943,344	4,017
	JCHX Mining Management Co. Ltd. Class A	545,034	4,016
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	4,008
*	Loongson Technology Corp. Ltd. Class A	340,119	4,008
	Sinoma International Engineering Co. Class A	2,290,700	4,006
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,004
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,854,900	3,992
	Bank of Chongqing Co. Ltd. Class H	6,573,546	3,979
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	3,966
	Guoyuan Securities Co. Ltd. Class A	4,218,740	3,958
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,957
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	3,946
	Central China Securities Co. Ltd. Class H	27,926,945	3,945
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,941
	China Oilfield Services Ltd. Class A	1,590,490	3,919
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,483,228	3,908
	AIMA Technology Group Co. Ltd. Class A	804,394	3,903
*	Sohu.com Ltd. ADR	337,698	3,897
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	3,897
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,889
[2]	AK Medical Holdings Ltd.	5,191,497	3,878
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	3,876
	Sinotrans Ltd. Class A	4,786,921	3,873
	TongFu Microelectronics Co. Ltd. Class A	1,358,802	3,870
	Livzon Pharmaceutical Group Inc. Class A	698,343	3,862
	Eastroc Beverage Group Co. Ltd. Class A	131,600	3,861
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	3,845
*,2	CARsgen Therapeutics Holdings Ltd.	5,055,000	3,837
	Tian Lun Gas Holdings Ltd.	5,785,520	3,806
*	Wanda Film Holding Co. Ltd. Class A	1,885,998	3,799
	China Foods Ltd.	9,890,706	3,788
	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	3,788
	Jinduicheng Molybdenum Co. Ltd. Class A	2,406,000	3,764
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	3,758
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,078,000	3,757
*	OFILM Group Co. Ltd. Class A	3,086,614	3,750
	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	3,747
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	3,745
	Xiamen C & D Inc. Class A	2,711,800	3,717
	Guobo Electronics Co. Ltd. Class A	364,219	3,695
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,615,305	3,684
*	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	3,677
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,021,100	3,667
	Huaxin Cement Co. Ltd. Class H	4,113,808	3,664
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,658
	China Rare Earth Resources & Technology Co. Ltd. Class A	942,500	3,640
	Tiangong International Co. Ltd.	16,791,510	3,624
	Zhejiang Supor Co. Ltd. Class A	445,175	3,612
	CGN Power Co. Ltd. Class A	6,348,800	3,600
	Yuexiu REIT	32,512,986	3,597
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,638,300	3,589
*	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	418,278	3,577
*	IRICO Display Devices Co. Ltd. Class A	3,212,768	3,575
	Kangji Medical Holdings Ltd.	3,874,782	3,565
	Qingdao Sentury Tire Co. Ltd. Class A	984,279	3,558

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Cathay Biotech Inc. Class A	502,955	3,552
	Hangcha Group Co. Ltd. Class A	856,444	3,536
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,528
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	3,527
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,518
	Ecovacs Robotics Co. Ltd. Class A	515,840	3,517
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	3,515
	Angang Steel Co. Ltd. Class H	21,301,121	3,507
	Sinolink Securities Co. Ltd. Class A	2,897,300	3,488
	Chervon Holdings Ltd.	1,436,000	3,487
	CPMC Holdings Ltd.	4,084,018	3,484
*	J-Yuan Trust Co. Ltd. Class A	8,282,800	3,484
	China International Capital Corp. Ltd. Class A	758,900	3,481
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,413,100	3,479
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	3,468
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,318,394	3,467
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,366,800	3,465
*	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	3,459
	By-health Co. Ltd. Class A	1,585,200	3,458
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,427,740	3,456
*	Shenzhen Goodix Technology Co. Ltd. Class A	409,100	3,452
	China Tobacco International HK Co. Ltd.	2,253,123	3,451
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	3,444
	People.cn Co. Ltd. Class A	1,006,600	3,430
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	3,426
*	Shenzhen Longsys Electronics Co. Ltd. Class A	261,515	3,422
*	Jinke Smart Services Group Co. Ltd. Class H	2,951,200	3,416
*	Unisplendour Corp. Ltd. Class A	1,193,152	3,415
	Zhejiang Longsheng Group Co. Ltd. Class A	2,689,805	3,392
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	490,183	3,379
	BOE Varitronix Ltd.	4,875,854	3,363
	First Capital Securities Co. Ltd. Class A	4,252,600	3,359
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	3,357
	Xuji Electric Co. Ltd. Class A	920,400	3,356
	COSCO SHIPPING Development Co. Ltd. Class A	9,877,172	3,349
	Tian Di Science & Technology Co. Ltd. Class A	3,268,145	3,341
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,340
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,542,400	3,339
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	3,337
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	3,334
	Sunwoda Electronic Co. Ltd. Class A	1,592,204	3,333
	China Overseas Grand Oceans Group Ltd.	15,478,402	3,325
*,2	Arrail Group Ltd.	4,152,500	3,320
	SDIC Capital Co. Ltd. Class A	3,767,000	3,319
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	3,316
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	566,035	3,316
[1]	Xinyi Energy Holdings Ltd.	23,701,177	3,312
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	3,311
	TangShan Port Group Co. Ltd. Class A	5,421,300	3,306
[2]	Blue Moon Group Holdings Ltd.	11,770,272	3,302
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,672,300	3,302
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	3,294
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	3,289
	Hangzhou First Applied Material Co. Ltd. Class A	878,001	3,283
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,282
		Shares	Market Value• ($000)
	Anjoy Foods Group Co. Ltd. Class A	258,228	3,279
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	3,275
	Nanjing Securities Co. Ltd. Class A	2,894,700	3,269
	China Lilang Ltd.	5,345,094	3,267
	Han's Laser Technology Industry Group Co. Ltd. Class A	1,124,400	3,266
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,263
	Victory Giant Technology Huizhou Co. Ltd. Class A	814,662	3,255
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,243
	Yunnan Tin Co. Ltd. Class A	1,429,273	3,241
	China National Software & Service Co. Ltd. Class A	778,298	3,240
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	3,238
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	3,237
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,318,900	3,236
	China National Medicines Corp. Ltd. Class A	674,300	3,231
	China Baoan Group Co. Ltd. Class A	2,230,264	3,230
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	3,229
	Xiamen Amoytop Biotech Co. Ltd. Class A	383,982	3,201
	Ningbo Zhoushan Port Co. Ltd. Class A	6,418,146	3,196
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,187
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	3,182
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	3,180
	Western Superconducting Technologies Co. Ltd. Class A	581,959	3,177
*	Juneyao Airlines Co. Ltd. Class A	1,871,852	3,173
*	Shanghai Junshi Biosciences Co. Ltd. Class A	764,276	3,168
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,167
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	3,160
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	3,158
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	3,155
	Southwest Securities Co. Ltd. Class A	5,775,609	3,155
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	3,154
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	3,147
	Ningbo Joyson Electronic Corp. Class A	1,301,400	3,145
[2]	Zhou Hei Ya International Holdings Co. Ltd.	13,146,752	3,139
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	3,137
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,136
	CNPC Capital Co. Ltd. Class A	3,882,657	3,136
	Sinomine Resource Group Co. Ltd. Class A	640,639	3,133
	Angel Yeast Co. Ltd. Class A	762,500	3,131
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,128
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,125
*	Beijing Shougang Co. Ltd. Class A	7,091,095	3,116
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	3,114
	Haohua Chemical Science & Technology Co. Ltd. Class A	725,297	3,105
	Shaanxi Energy Investment Co. Ltd. Class A	2,240,325	3,096
	Jiangsu Pacific Quartz Co. Ltd. Class A	286,433	3,091
[2]	China New Higher Education Group Ltd.	10,361,112	3,090
*,2	Yidu Tech Inc.	5,787,795	3,086
	Sichuan Expressway Co. Ltd. Class H	7,585,253	3,085
	Yunnan Copper Co. Ltd. Class A	1,599,700	3,084
	Ingenic Semiconductor Co. Ltd. Class A	351,646	3,063
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	3,062
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	3,061

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	3,060
	Piotech Inc. Class A	122,836	3,055
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,612,100	3,043
	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,039
*,3	China Dili Group	35,982,893	3,036
	Kingnet Network Co. Ltd. Class A	1,873,000	3,035
	Giant Network Group Co. Ltd. Class A	1,873,300	3,028
	Sunresin New Materials Co. Ltd. Class A	470,442	3,026
	Hubei Dinglong Co. Ltd. Class A	927,300	3,024
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,778,936	3,024
	Shanghai Moons' Electric Co. Ltd. Class A	390,000	3,006
*	CCCC Design & Consulting Group Co. Ltd. Class A	2,005,500	2,993
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	2,989
	Hesteel Co. Ltd. Class A	9,894,043	2,985
	Shenzhen Kedali Industry Co. Ltd. Class A	226,505	2,976
[2]	Linklogis Inc. Class B	13,636,293	2,974
	AVICOPTER plc Class A	517,991	2,973
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	2,973
*	Yanlord Land Group Ltd.	9,045,692	2,968
	Amlogic Shanghai Co. Ltd. Class A	373,373	2,968
	Sichuan Changhong Electric Co. Ltd. Class A	3,875,700	2,967
*	Wintime Energy Group Co. Ltd. Class A	15,867,700	2,953
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,947
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	2,942
*,1	Guangzhou R&F Properties Co. Ltd. Class H	24,183,775	2,940
*	CMGE Technology Group Ltd.	17,310,990	2,940
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	2,933
	Guangzhou Automobile Group Co. Ltd. Class A	2,426,040	2,932
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	2,929
	China Coal Xinji Energy Co. Ltd. Class A	2,359,030	2,920
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	2,905
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	2,901
	Harbin Electric Co. Ltd. Class H	8,943,020	2,889
*	Vanchip Tianjin Technology Co. Ltd. Class A	386,884	2,882
*,2	Ocumension Therapeutics	3,163,327	2,878
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,875
	Hexing Electrical Co. Ltd. Class A	456,320	2,874
	Bethel Automotive Safety Systems Co. Ltd. Class A	361,600	2,864
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	2,862
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,754,400	2,859
	Digital China Group Co. Ltd. Class A	677,400	2,859
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	2,852
	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,849
*,1	Yeahka Ltd.	2,170,172	2,843
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	2,840
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	444,572	2,833
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,446,000	2,824
*,2,3	China Renaissance Holdings Ltd.	3,036,700	2,822
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,819
	Liaoning Port Co. Ltd. Class A	14,139,765	2,809
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	2,795
	Baiyin Nonferrous Group Co. Ltd. Class A	6,557,900	2,790
		Shares	Market Value• ($000)
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,788
	INESA Intelligent Tech Inc. Class B	4,838,246	2,776
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	2,774
	Xiamen Faratronic Co. Ltd. Class A	204,220	2,773
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	2,772
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,208,104	2,772
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	9,008,585	2,771
	CSSC Science & Technology Co. Ltd. Class A	1,264,000	2,770
	Bank of Chongqing Co. Ltd. Class A	2,671,659	2,759
	Sealand Securities Co. Ltd. Class A	5,956,200	2,756
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	2,755
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	2,748
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,747
	Gemdale Properties & Investment Corp. Ltd.	77,186,302	2,746
*	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,745
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,742
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	2,737
	YongXing Special Materials Technology Co. Ltd. Class A	419,190	2,737
*	Vnet Group Inc. ADR	1,618,865	2,736
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,350,680	2,731
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,728
*	Hainan Jinpan Smart Technology Co. Ltd. Class A	400,581	2,727
	China South Publishing & Media Group Co. Ltd. Class A	1,634,061	2,726
	Andon Health Co. Ltd. Class A	493,572	2,726
*,1,2	CanSino Biologics Inc. Class H	1,197,102	2,723
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	2,718
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	2,717
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	2,712
	China Modern Dairy Holdings Ltd.	32,777,317	2,708
	Qilu Bank Co. Ltd. Class A	4,116,985	2,708
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	520,982	2,705
	Ginlong Technologies Co. Ltd. Class A	366,910	2,702
*	SICC Co. Ltd. Class A	353,996	2,701
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	2,699
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	2,697
	Sinofert Holdings Ltd.	24,268,198	2,694
*	Guangshen Railway Co. Ltd. Class A	5,982,200	2,690
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	2,686
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	2,679
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	2,671
	China Great Wall Securities Co. Ltd. Class A	2,532,100	2,669
	Shede Spirits Co. Ltd. Class A	266,100	2,669
*,2,3	Peijia Medical Ltd.	5,700,096	2,667
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,868,400	2,664
*,2,3	Venus MedTech Hangzhou Inc. Class H	3,706,377	2,663
*	Hainan Meilan International Airport Co. Ltd. Class H	2,730,641	2,659
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	2,657

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Venustech Group Inc. Class A	981,774	2,655
	Capital Securities Co. Ltd. Class A	824,800	2,655
[2]	Medlive Technology Co. Ltd.	2,525,500	2,653
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,637
*	Tianfeng Securities Co. Ltd. Class A	6,568,600	2,636
	CECEP Wind-Power Corp. Class A	6,070,147	2,628
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,626
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,624
*	Pacific Securities Co. Ltd. Class A	5,440,799	2,623
*	Seazen Holdings Co. Ltd. Class A	1,934,035	2,620
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	2,619
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	2,619
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	2,618
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	2,616
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,224,900	2,610
*,2	Mobvista Inc.	7,607,000	2,610
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	2,603
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	2,602
	Health & Happiness H&H International Holdings Ltd.	1,998,807	2,599
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,589
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	650,400	2,587
*,3	Guolian Securities Co. Ltd. Class A	1,799,100	2,587
	Geovis Technology Co. Ltd. Class A	347,525	2,581
	Shenzhen SC New Energy Technology Corp. Class A	271,506	2,567
	BBMG Corp. Class H	30,982,454	2,560
	China International Marine Containers Group Co. Ltd. Class A	2,041,550	2,554
	Sichuan Swellfun Co. Ltd. Class A	411,620	2,552
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	2,550
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	2,546
*	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,545
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,542
	StarPower Semiconductor Ltd. Class A	132,554	2,536
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	2,535
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,046,680	2,534
	Shanghai United Imaging Healthcare Co. Ltd. Class A	138,235	2,526
	Shanxi Securities Co. Ltd. Class A	3,488,979	2,523
	Oriental Pearl Group Co. Ltd. Class A	2,648,900	2,517
*	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	2,509
	Jafron Biomedical Co. Ltd. Class A	659,726	2,505
	Shenzhen SED Industry Co. Ltd. Class A	1,035,200	2,502
	Huali Industrial Group Co. Ltd. Class A	270,358	2,502
	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,501
*	China Film Co. Ltd. Class A	1,521,832	2,493
*	Dada Nexus Ltd. ADR	1,225,906	2,489
	Hwatsing Technology Co. Ltd. Class A	105,819	2,481
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,477
	China Kings Resources Group Co. Ltd. Class A	539,110	2,472
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	2,470
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	2,470
	Shanghai Huafon Aluminium Corp. Class A	901,900	2,467
	Henan Pinggao Electric Co. Ltd. Class A	1,201,400	2,459
	KPC Pharmaceuticals Inc. Class A	784,700	2,459
*	Remegen Co. Ltd. Class A	321,254	2,458
	Keda Industrial Group Co. Ltd. Class A	1,760,841	2,453
*	China Hainan Rubber Industry Group Co. Ltd. Class A	3,848,000	2,450
		Shares	Market Value• ($000)
*	SOHO China Ltd.	25,340,856	2,446
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	2,446
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	2,444
	Sinotruk Jinan Truck Co. Ltd. Class A	1,086,919	2,444
	Hangjin Technology Co. Ltd. Class A	636,200	2,441
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	5,990,300	2,435
*	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	2,434
*	COL Group Co. Ltd. Class A	689,800	2,434
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,432
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	2,431
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	2,431
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	2,421
*	Yonghui Superstores Co. Ltd. Class A	7,226,100	2,418
	Hunan Gold Corp. Ltd. Class A	1,130,420	2,416
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,414
	Intco Medical Technology Co. Ltd. Class A	631,800	2,402
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,400
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	271,070	2,399
	Citic Offshore Helicopter Co. Ltd. Class A	781,200	2,399
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	386,040	2,391
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,385
	Shenzhen Envicool Technology Co. Ltd. Class A	520,137	2,383
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,378
*	Talkweb Information System Co. Ltd. Class A	1,235,783	2,378
	Anhui Huaheng Biotechnology Co. Ltd. Class A	145,499	2,378
*	Chengtun Mining Group Co. Ltd. Class A	3,525,800	2,377
*	Qi An Xin Technology Group Inc. Class A	558,449	2,374
	Huaxin Cement Co. Ltd. Class A	1,238,181	2,373
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	12,525,600	2,370
*	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	2,368
	Thunder Software Technology Co. Ltd. Class A	352,928	2,365
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,364
	Sonoscape Medical Corp. Class A	415,061	2,364
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	2,364
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,361
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	2,353
*	Chongqing Taiji Industry Group Co. Ltd. Class A	468,100	2,342
	Beijing Originwater Technology Co. Ltd. Class A	3,467,284	2,340
	Huaan Securities Co. Ltd. Class A	3,515,500	2,340
	Glarun Technology Co. Ltd. Class A	1,186,100	2,336
*	Beiqi Foton Motor Co. Ltd. Class A	6,444,400	2,331
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	2,327
	IKD Co. Ltd. Class A	876,568	2,326
*	Jiangsu Hoperun Software Co. Ltd. Class A	747,700	2,323
	DBG Technology Co. Ltd. Class A	748,242	2,315
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	767,586	2,313
	Empyrean Technology Co. Ltd. Class A	214,483	2,313
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	2,307
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	2,304
	CETC Potevio Science & Technology Co. Ltd. Class A	672,300	2,301
	Sichuan Expressway Co. Ltd. Class A	3,002,092	2,297
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	2,294
	Xiangcai Co. Ltd. Class A	2,377,242	2,293

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Beijing United Information Technology Co. Ltd. Class A	641,287	2,288
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,833,449	2,287
*	Tsinghua Tongfang Co. Ltd. Class A	2,741,100	2,287
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,286
	Infore Environment Technology Group Co. Ltd. Class A	3,230,888	2,283
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	2,283
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,282
*	Greenland Holdings Corp. Ltd. Class A	9,007,206	2,281
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,562,100	2,281
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	2,280
	Northeast Securities Co. Ltd. Class A	2,402,200	2,277
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	2,277
*	Topchoice Medical Corp. Class A	271,779	2,276
	Fujian Funeng Co. Ltd. Class A	1,646,634	2,265
*	Fujian Kuncai Material Technology Co. Ltd. Class A	374,700	2,261
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	2,260
	Huaming Power Equipment Co. Ltd. Class A	806,000	2,259
*	Q Technology Group Co. Ltd.	5,484,379	2,257
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,256
*,1,2	Microport Cardioflow Medtech Corp.	16,933,905	2,255
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	2,253
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	467,125	2,248
*	Nanjing Tanker Corp. Class A	4,365,671	2,243
*	DingDong Cayman Ltd. ADR	1,632,543	2,237
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,230
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	97,851	2,226
	COFCO Sugar Holding Co. Ltd. Class A	1,609,000	2,224
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,222
	Wolong Electric Group Co. Ltd. Class A	1,162,300	2,222
*	ASR Microelectronics Co. Ltd. Class A	394,539	2,222
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	2,220
	Hoymiles Power Electronics Inc. Class A	71,045	2,218
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	2,215
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	2,209
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	2,208
	Jiangsu Financial Leasing Co. Ltd. Class A	3,112,407	2,206
*,1	Agile Group Holdings Ltd.	29,022,040	2,200
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	2,199
	Minmetals Capital Co. Ltd. Class A	3,490,700	2,199
[3]	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,198
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,192
	Electric Connector Technology Co. Ltd. Class A	373,122	2,189
	ACM Research Shanghai Inc. Class A	193,910	2,184
*	Zhuhai Huafa Properties Co. Ltd. Class A	2,514,347	2,168
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,168
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	2,167
*	Willfar Information Technology Co. Ltd. Class A	451,991	2,165
	Anhui Heli Co. Ltd. Class A	653,100	2,163
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,163
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	2,161
		Shares	Market Value• ($000)
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,555,593	2,160
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	5,540,900	2,159
*	China First Heavy Industries Co. Ltd. Class A	5,864,500	2,158
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,157
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,153
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,225,222	2,153
[1]	China Meidong Auto Holdings Ltd.	6,664,558	2,151
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,182,400	2,143
*	Sinocelltech Group Ltd. Class A	312,213	2,142
	Laobaixing Pharmacy Chain JSC Class A	463,596	2,139
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	902,300	2,139
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	2,136
	Shannon Semiconductor Technology Co. Ltd. Class A	425,200	2,136
	Chengdu Hi-tech Development Co. Ltd. Class A	335,100	2,127
	Zhejiang Huayou Cobalt Co. Ltd. Class A	543,575	2,126
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	2,119
	Shanghai Haixin Group Co. Class B	7,509,733	2,115
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,113
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,113
	Gemdale Corp. Class A	3,857,884	2,111
	China Railway Hi-tech Industry Co. Ltd. Class A	1,962,300	2,111
	Shanghai M&G Stationery Inc. Class A	433,200	2,110
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	2,109
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,107
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	859,900	2,107
	CITIC Heavy Industries Co. Ltd. Class A	3,535,287	2,106
*	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,105
	Central China Securities Co. Ltd. Class A	4,044,600	2,104
*	HUYA Inc. ADR	468,015	2,101
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	2,101
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	522,700	2,099
*	Sichuan New Energy Power Co. Ltd. Class A	1,309,607	2,092
	DHC Software Co. Ltd. Class A	2,776,500	2,090
	China Petroleum Engineering Corp. Class A	4,485,100	2,087
*,1,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	3,369,700	2,086
	Goldwind Science & Technology Co. Ltd. Class A	1,985,858	2,085
	China World Trade Center Co. Ltd. Class A	649,700	2,085
*	NavInfo Co. Ltd. Class A	2,031,819	2,084
*	QuantumCTek Co. Ltd. Class A	71,593	2,083
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,082
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,554,500	2,081
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,079
	Lao Feng Xiang Co. Ltd. Class A	195,328	2,078
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,102,488	2,076
	Jiangsu Expressway Co. Ltd. Class A	1,353,375	2,075
	Tangshan Jidong Cement Co. Ltd. Class A	2,918,800	2,075
*	BTG Hotels Group Co. Ltd. Class A	981,188	2,072
	Jiangzhong Pharmaceutical Co. Ltd. Class A	563,400	2,072
	Kingfa Sci & Tech Co. Ltd. Class A	2,008,400	2,064
	Yankershop Food Co. Ltd. Class A	196,603	2,064
	Grandblue Environment Co. Ltd. Class A	811,936	2,063
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,059
*	Wuxi Taiji Industry Co. Ltd. Class A	2,381,953	2,057

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	2,056
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	2,055
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	113,997	2,052
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,230,278	2,052
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,051
*	Sinopec Oilfield Service Corp. Class H	30,488,792	2,050
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	2,048
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	2,047
	Dazhong Transportation Group Co. Ltd. Class B	10,840,536	2,046
	Canmax Technologies Co. Ltd. Class A	701,123	2,039
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,026
	Arcsoft Corp. Ltd. Class A	434,951	2,025
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,019
*	Vantone Neo Development Group Co. Ltd. Class A	1,893,441	2,017
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	2,016
	Risen Energy Co. Ltd. Class A	1,128,190	2,015
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	78,319	2,011
	Leader Harmonious Drive Systems Co. Ltd. Class A	123,423	2,008
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	2,002
	Ovctek China Inc. Class A	771,904	2,001
*,1,2,3	Redco Properties Group Ltd.	11,748,787	1,998
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	421,760	1,992
	Xiamen Bank Co. Ltd. Class A	2,587,906	1,986
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	1,985
	BBMG Corp. Class A	7,690,291	1,982
	China Meheco Co. Ltd. Class A	1,291,309	1,978
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	1,975
	Zhongtai Securities Co. Ltd. Class A	2,145,300	1,967
[1]	Helens International Holdings Co. Ltd.	4,687,223	1,967
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	703,600	1,965
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,306,542	1,960
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,958
	Foryou Corp. Class A	456,390	1,958
	Guangdong Construction Engineering Group Co. Ltd. Class A	3,447,500	1,957
[1]	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	1,956
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	405,937	1,956
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	1,953
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	1,952
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	1,951
	Xinhu Zhongbao Co. Ltd. Class A	6,612,700	1,948
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	103,431	1,948
*	iRay Technology Co. Ltd. Class A	71,008	1,945
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	2,356,875	1,944
*	Skshu Paint Co. Ltd. Class A	414,569	1,940
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,936
*	Beijing BDStar Navigation Co. Ltd. Class A	505,000	1,935
	Henan Mingtai Al Industrial Co. Ltd. Class A	1,145,278	1,934
	JiuGui Liquor Co. Ltd. Class A	275,000	1,933
		Shares	Market Value• ($000)
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	1,923
	Zhejiang Yinlun Machinery Co. Ltd. Class A	707,662	1,922
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	1,048,500	1,913
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	1,904
	Anhui Expressway Co. Ltd. Class A	1,054,633	1,903
	Wuxi Autowell Technology Co. Ltd. Class A	152,180	1,890
	Hangzhou EZVIZ Network Co. Ltd. Class A	272,298	1,890
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	1,889
	Gaona Aero Material Co. Ltd. Class A	771,520	1,889
	Hangzhou Iron & Steel Co. Class A	2,703,700	1,889
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	1,881
	Guangzhou Development Group Inc. Class A	2,142,592	1,880
*	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	1,877
	Sharetronic Data Technology Co. Ltd. Class A	217,900	1,874
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	1,873
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	1,873
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	3,046,760	1,869
*	Polaris Bay Group Co. Ltd. Class A	1,816,800	1,868
	Chengxin Lithium Group Co. Ltd. Class A	754,270	1,864
	Shennan Circuits Co. Ltd. Class A	145,287	1,863
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,055,700	1,861
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	1,860
	Sinocare Inc. Class A	564,449	1,858
	Shanghai Chinafortune Co. Ltd. Class A	942,700	1,857
*	Shenyang Machine Tool Co. Ltd. Class A	1,870,600	1,848
	First Tractor Co. Ltd. Class A	744,400	1,847
	Pharmaron Beijing Co. Ltd. Class A	680,459	1,843
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	1,843
	GCL Energy Technology Co. Ltd. Class A	1,409,800	1,838
	Xi'an Bright Laser Technologies Co. Ltd. Class A	171,134	1,838
	Hongta Securities Co. Ltd. Class A	1,841,900	1,831
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	1,826
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	1,825
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,375	1,821
[1,2]	Everbright Securities Co. Ltd. Class H	2,595,232	1,820
*	Lifan Technology Group Co. Ltd. Class A	4,112,900	1,817
*	Jiangxi Ganneng Co. Ltd. Class A	1,253,000	1,817
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,274,384	1,817
	Fujian Longking Co. Ltd. Class A	955,600	1,812
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	1,809
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	399,562	1,807
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	1,803
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	1,802
	State Grid Yingda Co. Ltd. Class A	2,734,269	1,798
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,797
[2]	Midea Real Estate Holding Ltd.	3,220,535	1,797
	Shandong Iron & Steel Co. Ltd. Class A	10,002,700	1,793
	Kaishan Group Co. Ltd. Class A	1,002,149	1,789
	Tianshan Material Co. Ltd. Class A	2,008,880	1,785
	Zhejiang Hailiang Co. Ltd. Class A	1,402,100	1,784
	Raytron Technology Co. Ltd. Class A	390,556	1,778
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	1,778
*,1	Sino-Ocean Group Holding Ltd.	39,013,553	1,774
*	Sinopec Oilfield Service Corp. Class A	6,875,700	1,769
	CETC Digital Technology Co. Ltd. Class A	640,150	1,767

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhuhai CosMX Battery Co. Ltd. Class A	1,015,035	1,766
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	1,763
*	Ourpalm Co. Ltd. Class A	2,521,175	1,761
	Oppein Home Group Inc. Class A	205,000	1,760
*	Do-Fluoride New Materials Co. Ltd. Class A	923,300	1,757
	Jingjin Equipment Inc. Class A	549,340	1,757
*	Sensteed Hi-tech Group Class A	8,327,700	1,757
*	CETC Chips Technology Inc. Class A	1,011,800	1,757
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	1,753
	Taiji Computer Corp. Ltd. Class A	542,591	1,753
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	1,753
*	Sanwei Holding Group Co. Ltd. Class A	878,700	1,753
	Jilin Electric Power Co. Ltd. Class A	2,676,400	1,748
	Sany Renewable Energy Co. Ltd. Class A	440,721	1,745
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	577,923	1,744
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,744
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,740
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,740
	Ningbo Boway Alloy Material Co. Ltd. Class A	692,100	1,740
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	468,944	1,738
	Hangzhou Lion Microelectronics Co. Ltd. Class A	572,480	1,736
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	1,735
*	JA Solar Technology Co. Ltd. Class A	883,891	1,733
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	1,731
	Dajin Heavy Industry Co. Ltd. Class A	598,500	1,730
	Jiangling Motors Corp. Ltd. Class A	481,278	1,729
	Neway Valve Suzhou Co. Ltd. Class A	672,700	1,729
	Fibocom Wireless Inc. Class A	726,408	1,728
*	China Conch Environment Protection Holdings Ltd.	18,174,611	1,726
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,724
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,162,090	1,724
	Eyebright Medical Technology Beijing Co. Ltd. Class A	84,088	1,722
*	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	1,720
	Kailuan Energy Chemical Co. Ltd. Class A	1,567,500	1,719
*	Hwa Create Co. Ltd. Class A	613,400	1,719
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,719
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	1,717
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	1,717
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	1,972,400	1,717
*	Farasis Energy Gan Zhou Co. Ltd. Class A	1,009,067	1,717
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	175,760	1,716
*	Bio-Thera Solutions Ltd. Class A	376,874	1,713
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,712
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,710
	Nanjing Cosmos Chemical Co. Ltd. Class A	153,400	1,708
	Shenzhen Expressway Corp. Ltd. Class A	1,225,048	1,707
	Wasu Media Holding Co. Ltd. Class A	1,649,700	1,706
	AVIC Chengdu UAS Co. Ltd. Class A	336,418	1,706
	Shenzhen YHLO Biotech Co. Ltd. Class A	515,376	1,702
	Loncin Motor Co. Ltd. Class A	1,901,600	1,699
	Joinn Laboratories China Co. Ltd. Class A	753,482	1,698
	Guocheng Mining Co. Ltd. Class A	935,164	1,696
	Beijing Balance Medical Technology Co. Ltd. Class A	104,108	1,695
	ORG Technology Co. Ltd. Class A	2,629,700	1,693
		Shares	Market Value• ($000)
	Hainan Mining Co. Ltd. Class A	1,699,100	1,689
	Maanshan Iron & Steel Co. Ltd. Class A	5,170,861	1,688
	CIMC Vehicles Group Co. Ltd. Class A	1,257,100	1,688
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	1,682
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	479,300	1,682
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	1,680
	Bank of Lanzhou Co. Ltd. Class A	4,778,000	1,679
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	184,500	1,677
	Xi'an Triangle Defense Co. Ltd. Class A	480,920	1,676
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,675
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,674
*	Visionox Technology Inc. Class A	1,643,272	1,673
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	375,285	1,671
	DongFeng Automobile Co. Ltd. Class A	1,642,900	1,669
*,1	Canaan Inc. ADR	1,906,545	1,668
*	Ningbo Xusheng Group Co. Ltd. Class A	882,240	1,666
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	219,109	1,665
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	1,663
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	1,662
	Jiangsu Azure Corp. Class A	1,435,900	1,662
*	Shanghai DZH Ltd. Class A	1,812,088	1,661
	Hainan Haide Capital Management Co. Ltd. Class A	1,222,160	1,660
	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	1,659
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	1,658
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	326,170	1,652
	Shantui Construction Machinery Co. Ltd. Class A	1,481,100	1,651
	Dongfang Electronics Co. Ltd. Class A	1,137,400	1,650
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,649
	Kehua Data Co. Ltd. Class A	451,480	1,645
[2]	China East Education Holdings Ltd.	5,453,627	1,644
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	1,643
	Wangfujing Group Co. Ltd. Class A	874,100	1,642
	China Enterprise Co. Ltd. Class A	4,193,931	1,641
	Xi'An Shaangu Power Co. Ltd. Class A	1,355,800	1,641
	Shanghai Pret Composites Co. Ltd. Class A	1,151,160	1,639
*	BeiGene Ltd. Class A	89,723	1,639
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	1,634
*	STO Express Co. Ltd. Class A	1,295,147	1,633
	Foran Energy Group Co. Ltd. Class A	1,231,545	1,631
*	Leo Group Co. Ltd. Class A	5,903,800	1,623
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,623
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,623
	Bank of Xi'an Co. Ltd. Class A	3,288,339	1,622
	China Kepei Education Group Ltd.	8,583,574	1,622
	East Group Co. Ltd. Class A	2,114,600	1,620
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	109,303	1,617
	Xinxiang Richful Lube Additive Co. Ltd. Class A	247,190	1,615
	Zhejiang Huatong Meat Products Co. Ltd. Class A	542,600	1,610
	Aisino Corp. Class A	1,375,200	1,608
*	Wondershare Technology Group Co. Ltd. Class A	127,700	1,607

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,606
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,606
	Liaoning Cheng Da Co. Ltd. Class A	1,123,100	1,603
	Sai Micro Electronics Inc. Class A	644,774	1,602
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	1,602
	Eastern Communications Co. Ltd. Class B	4,633,259	1,597
*	Sichuan Hongda Co. Ltd. Class A	1,846,000	1,594
	Baowu Magnesium Technology Co. Ltd. Class A	625,866	1,591
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,590
	MLS Co. Ltd. Class A	1,374,116	1,587
	Riyue Heavy Industry Co. Ltd. Class A	937,561	1,585
*	Xian International Medical Investment Co. Ltd. Class A	2,001,300	1,585
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	1,584
*	Shandong Xinchao Energy Corp. Ltd. Class A	5,330,000	1,583
	INESA Intelligent Tech Inc. Class A	865,283	1,580
*	China Tianying Inc. Class A	2,447,700	1,578
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	3,743,300	1,577
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,577
*	Shandong Hi-Speed New Energy Group Ltd.	6,360,861	1,577
	Beijing Sifang Automation Co. Ltd. Class A	717,900	1,575
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	1,575
	Dongguan Yiheda Automation Co. Ltd. Class A	481,105	1,574
*	Bestechnic Shanghai Co. Ltd. Class A	94,164	1,573
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,060,020	1,571
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,492,400	1,569
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	1,569
	Guangzhou Port Co. Ltd. Class A	3,386,200	1,569
	Angang Steel Co. Ltd. Class A	4,720,450	1,567
*,1	LVGEM China Real Estate Investment Co. Ltd.	15,188,602	1,567
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	1,562
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,561
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	1,561
	Xinhuanet Co. Ltd. Class A	470,135	1,561
	GoodWe Technologies Co. Ltd. Class A	121,954	1,559
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	1,558
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	655,700	1,557
	Suofeiya Home Collection Co. Ltd. Class A	659,700	1,555
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	1,554
	Sinochem International Corp. Class A	2,742,000	1,552
*	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,549
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	1,545
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,543
*	Henan Zhongfu Industry Co. Ltd. Class A	3,517,300	1,543
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,540
	China Science Publishing & Media Ltd. Class A	479,300	1,539
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	1,535
	TRS Information Technology Corp. Ltd. Class A	715,000	1,535
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,534
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,528
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	1,522
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,521
		Shares	Market Value• ($000)
	Estun Automation Co. Ltd. Class A	686,000	1,519
	Perfect World Co. Ltd. Class A	1,102,250	1,518
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,513
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,513
	China Merchants Port Group Co. Ltd. Class A	581,974	1,510
	Micro-Tech Nanjing Co. Ltd. Class A	151,102	1,508
	Kingsemi Co. Ltd. Class A	122,411	1,508
	Pylon Technologies Co. Ltd. Class A	137,555	1,503
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	459,462	1,500
*	Guangdong Golden Dragon Development Inc. Class A	983,400	1,498
	Edifier Technology Co. Ltd. Class A	850,900	1,497
*	Youdao Inc. ADR	427,583	1,497
	City Development Environment Co. Ltd. Class A	880,900	1,495
	Beijing Jingneng Power Co. Ltd. Class A	3,184,600	1,494
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	96,886	1,494
*	Shanghai Awinic Technology Co. Ltd. Class A	187,162	1,494
*	Gree Real Estate Co. Ltd. Class A	1,853,769	1,490
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	421,100	1,490
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,489
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,482
	Guobang Pharma Ltd. Class A	645,587	1,482
*	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A	1,729,400	1,482
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,481
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,045,600	1,480
	Bluestar Adisseo Co. Class A	1,072,112	1,475
	Chinalin Securities Co. Ltd. Class A	913,000	1,475
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	1,471
	Caida Securities Co. Ltd. Class A	1,539,600	1,471
	JSTI Group Class A	1,259,980	1,470
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	1,469
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,468
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	445,300	1,468
	C&S Paper Co. Ltd. Class A	1,196,908	1,467
	Triangle Tyre Co. Ltd. Class A	618,800	1,466
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	1,464
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	1,462
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,460
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	1,460
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,328,938	1,459
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,273,120	1,459
	Guangdong Aofei Data Technology Co. Ltd. Class A	890,070	1,459
	XGD Inc. Class A	486,200	1,459
	Chongqing Department Store Co. Ltd. Class A	406,400	1,458
	Hainan Drinda New Energy Technology Co. Ltd. Class A	205,884	1,458
	Shanghai Bailian Group Co. Ltd. Class B	3,078,364	1,457
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,457
	Shanghai Jahwa United Co. Ltd. Class A	505,000	1,455
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	1,455
	Liaoning Chengda Biotechnology Co. Ltd. Class A	373,129	1,455
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,454

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Norinco International Cooperation Ltd. Class A	872,185	1,452
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	1,449
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,447
	Arctech Solar Holding Co. Ltd. Class A	99,726	1,447
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,444
	Nanjing Vazyme Biotech Co. Ltd. Class A	374,444	1,444
	Shenzhen CECport Technologies Co. Ltd. Class A	584,199	1,444
	Xianhe Co. Ltd. Class A	575,100	1,442
	Beijing CTJ Information Technology Co. Ltd. Class A	177,269	1,442
*	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,441
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,440
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,439
*	Antong Holdings Co. Ltd. Class A	4,679,400	1,438
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,434
	3peak Inc. Class A	112,424	1,433
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,433
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,027,500	1,431
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,431
	Xiamen Kingdomway Group Co. Class A	667,531	1,427
	Valiant Co. Ltd. Class A	899,400	1,426
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,036,100	1,425
	Advanced Fiber Resources Zhuhai Ltd. Class A	227,965	1,420
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,415
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,415
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,415
	Range Intelligent Computing Technology Group Co. Ltd. Class A	328,700	1,415
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	522,600	1,414
	Levima Advanced Materials Corp. Class A	600,553	1,414
	Yangling Metron New Material Inc. Class A	423,700	1,414
	Tianjin Port Co. Ltd. Class A	2,299,829	1,410
	Hoyuan Green Energy Co. Ltd. Class A	465,554	1,410
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	1,409
[2]	Joinn Laboratories China Co. Ltd. Class H	1,339,958	1,408
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,406
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	1,402
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,402
	Hualan Biological Vaccine Inc. Class A	461,400	1,398
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,397
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,395
	Sineng Electric Co. Ltd. Class A	360,917	1,395
	Shanghai Stonehill Technology Co. Ltd. Class A	3,404,121	1,392
	Sichuan Injet Electric Co. Ltd. Class A	201,500	1,391
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,389
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,388
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,387
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,387
	XTC New Energy Materials Xiamen Co. Ltd. Class A	279,197	1,386
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,385
		Shares	Market Value• ($000)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,385
	YGSOFT Inc. Class A	1,901,455	1,384
	Guangzhou Guangri Stock Co. Ltd. Class A	888,400	1,380
	Keboda Technology Co. Ltd. Class A	138,400	1,379
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	1,377
	China Bester Group Telecom Co. Ltd. Class A	307,061	1,376
	Shanghai Haohai Biological Technology Co. Ltd. Class A	104,038	1,375
*	Hunan New Wellful Co. Ltd. Class A	1,133,700	1,375
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	1,374
	Jade Bird Fire Co. Ltd. Class A	685,772	1,374
	CMST Development Co. Ltd. Class A	1,922,706	1,373
	Financial Street Holdings Co. Ltd. Class A	3,228,505	1,373
*,1,2	XJ International Holdings Co. Ltd.	45,195,194	1,371
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,371
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,370
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	1,368
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	1,367
*	All Winner Technology Co. Ltd. Class A	492,830	1,366
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,507,400	1,365
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,365
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,364
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,271,974	1,364
	Tibet Mineral Development Co. Class A	454,900	1,362
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,359
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,359
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,207,100	1,359
	Castech Inc. Class A	369,200	1,356
*	FESCO Group Co. Ltd. Class A	503,100	1,354
	Sanquan Food Co. Ltd. Class A	782,125	1,352
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,350
	Shandong Publishing & Media Co. Ltd. Class A	957,287	1,348
*	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,346
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	836,100	1,344
*	Xinfengming Group Co. Ltd. Class A	681,669	1,343
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,342
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	157,700	1,342
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,339
	Konfoong Materials International Co. Ltd. Class A	203,000	1,339
	Longshine Technology Group Co. Ltd. Class A	970,856	1,332
	Addsino Co. Ltd. Class A	1,350,000	1,330
	Anhui Xinhua Media Co. Ltd. Class A	1,323,400	1,329
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,329
[1]	China South City Holdings Ltd.	54,957,084	1,328
	Sinomach Automobile Co. Ltd. Class A	1,352,400	1,324
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,321
	Shanghai Yaoji Technology Co. Ltd. Class A	371,100	1,320
*	New Guomai Digital Culture Co. Ltd. Class A	743,579	1,314
*	Lakala Payment Co. Ltd. Class A	660,500	1,313
	NYOCOR Co. Ltd. Class A	1,586,600	1,312
*	Fushun Special Steel Co. Ltd. Class A	1,557,400	1,309
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	540,956	1,307
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,304

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,302
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,300
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	1,299
	Baoji Titanium Industry Co. Ltd. Class A	350,242	1,299
*	Alpha Group Class A	1,335,100	1,298
[2]	Red Star Macalline Group Corp. Ltd. Class H	6,526,764	1,295
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	842,800	1,294
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,292
	Autobio Diagnostics Co. Ltd. Class A	164,505	1,292
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,290
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	1,289
	Goke Microelectronics Co. Ltd. Class A	183,500	1,288
	ApicHope Pharmaceutical Co. Ltd. Class A	410,400	1,287
*	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,286
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,284
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,283
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,278
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,278
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	1,877,400	1,277
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	844,500	1,276
	Mehow Innovative Ltd. Class A	360,700	1,276
*	Zotye Automobile Co. Ltd. Class A	4,649,655	1,274
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,727,000	1,274
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	363,241	1,272
	Beijing eGOVA Co. Ltd. Class A	591,742	1,272
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,269
	Hubei Yihua Chemical Industry Co. Ltd. Class A	930,400	1,269
	Chongqing Chuanyi Automation Co. Ltd. Class A	344,600	1,268
*	China TransInfo Technology Co. Ltd. Class A	940,000	1,267
	Sinofibers Technology Co. Ltd. Class A	372,623	1,263
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,262
	Yuanjie Semiconductor Technology Co. Ltd. Class A	60,981	1,258
*	China Grand Automotive Services Group Co. Ltd. Class A	6,096,000	1,257
	China Publishing & Media Co. Ltd. Class A	1,246,300	1,257
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,256
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,254
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,249
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,248
	Southern Publishing & Media Co. Ltd. Class A	615,100	1,245
	Lingyun Industrial Corp. Ltd. Class A	808,000	1,244
	Moon Environment Technology Co. Ltd. Class A	794,000	1,244
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,240
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	1,064,400	1,239
*	China Reform Health Management & Services Group Co. Ltd. Class A	1,001,003	1,238
	IReader Technology Co. Ltd. Class A	386,100	1,238
	Shanghai Datun Energy Resources Co. Ltd. Class A	636,900	1,238
*	Founder Technology Group Corp. Class A	3,441,900	1,237
		Shares	Market Value• ($000)
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,510,599	1,236
*	Beijing North Star Co. Ltd. Class A	5,026,781	1,233
	Chengdu Wintrue Holding Co. Ltd. Class A	1,102,400	1,233
	Linktel Technologies Co. Ltd. Class A	108,400	1,233
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	860,507	1,227
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,226
*	CIG Shanghai Co. Ltd. Class A	247,600	1,226
	Anhui Yingliu Electromechanical Co. Ltd. Class A	597,200	1,225
	Yunda Holding Co. Ltd. Class A	1,130,885	1,222
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,367,500	1,220
	Qingdao Gaoce Technology Co. Ltd. Class A	312,169	1,220
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,219
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,218
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,217
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	1,217
*	TPV Technology Co. Ltd. Class A	3,715,200	1,215
	Qinhuangdao Port Co. Ltd. Class A	2,673,200	1,214
	Shinva Medical Instrument Co. Ltd. Class A	395,800	1,214
	Eastern Communications Co. Ltd. Class A	819,500	1,214
	Shenzhen Dynanonic Co. Ltd. Class A	245,166	1,213
*	Huafu Fashion Co. Ltd. Class A	1,846,024	1,212
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,211
	Western Region Gold Co. Ltd. Class A	713,000	1,211
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	230,100	1,211
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,209
	Chengzhi Co. Ltd. Class A	1,133,107	1,209
	Jiuzhitang Co. Ltd. Class A	1,115,301	1,206
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,206
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,205
*	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,203
*	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	1,201
	Xinyu Iron & Steel Co. Ltd. Class A	2,250,100	1,200
	Opple Lighting Co. Ltd. Class A	479,456	1,200
*,1,2	Shimao Services Holdings Ltd.	11,305,563	1,200
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	396,267	1,197
	Mesnac Co. Ltd. Class A	972,100	1,197
	Suzhou Novosense Microelectronics Co. Ltd. Class A	90,103	1,196
	Daan Gene Co. Ltd. Class A	1,241,370	1,195
	Focus Technology Co. Ltd. Class A	253,900	1,194
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,193
*	Shanghai Anlogic Infotech Co. Ltd. Class A	347,094	1,190
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,186
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,185
*,3	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,182
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,181
	Cheng De Lolo Co. Ltd. Class A	929,868	1,180
	Beijing Wandong Medical Technology Co. Ltd. Class A	570,800	1,179
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,178
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	1,177
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	848,200	1,177

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Wuxi NCE Power Co. Ltd. Class A	225,587	1,176
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,173
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,173
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	1,171
	Joyoung Co. Ltd. Class A	733,277	1,170
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,170
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,161,500	1,169
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,167
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,166
*	Guangdong Electric Power Development Co. Ltd. Class A	1,588,300	1,165
*	Hongbo Co. Ltd. Class A	461,726	1,165
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,877,700	1,165
	Hangzhou Shunwang Technology Co. Ltd. Class A	727,143	1,164
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,164
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	128,072	1,164
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,163
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	610,900	1,161
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,455,700	1,159
	Guizhou Chanhen Chemical Corp. Class A	441,000	1,159
	Dosilicon Co. Ltd. Class A	365,795	1,159
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	1,158
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	660,469	1,157
	Jinyu Bio-Technology Co. Ltd. Class A	918,700	1,156
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,156
	Guangdong South New Media Co. Ltd. Class A	222,495	1,156
	Dian Diagnostics Group Co. Ltd. Class A	594,000	1,153
*	Harbin Hatou Investment Co. Ltd. Class A	1,591,549	1,153
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,151
	Triumph Science & Technology Co. Ltd. Class A	765,500	1,151
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,621,394	1,151
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,150
	Camel Group Co. Ltd. Class A	1,012,512	1,150
	Yusys Technologies Co. Ltd. Class A	644,320	1,149
	Zhuzhou Times New Material Technology Co. Ltd. Class A	701,600	1,149
	Autohome Inc. Class A	179,728	1,149
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,148
	Rockchip Electronics Co. Ltd. Class A	145,199	1,148
*	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	1,147
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	439,300	1,144
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,140
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,140
*	Minmetals Development Co. Ltd. Class A	990,610	1,137
*	Pengxin International Mining Co. Ltd. Class A	2,182,819	1,137
	Weaver Network Technology Co. Ltd. Class A	227,700	1,135
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,128
	BOC International China Co. Ltd. Class A	798,300	1,128
*	Shengda Resources Co. Ltd. Class A	648,000	1,126
*	PCI Technology Group Co. Ltd. Class A	1,814,000	1,124
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	742,100	1,124
		Shares	Market Value• ($000)
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,121
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,121
	Changzheng Engineering Technology Co. Ltd. Class A	619,326	1,121
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	1,117
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	537,901	1,115
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,113
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	274,400	1,113
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	775,300	1,112
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,109
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	1,109
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	147,000	1,109
	Quectel Wireless Solutions Co. Ltd. Class A	199,918	1,107
	Youngy Co. Ltd. Class A	219,700	1,106
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	1,106
	Changjiang Publishing & Media Co. Ltd. Class A	1,063,000	1,105
	Changhong Meiling Co. Ltd. Class A	783,800	1,105
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,104
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	449,274	1,104
*	China Express Airlines Co. Ltd. Class A	1,222,790	1,104
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,150,600	1,103
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,103
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,080,600	1,102
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	894,700	1,100
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,098
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	438,650	1,098
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,096
	Shenzhen Desay Battery Technology Co. Class A	362,251	1,094
	Nanjing Gaoke Co. Ltd. Class A	1,260,300	1,094
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,093
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,091
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,090
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,089
	Bros Eastern Co. Ltd. Class A	1,372,600	1,088
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,084
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,083
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,082
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,080
*	Shenzhen Mason Technologies Co. Ltd. Class A	762,600	1,080
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,076
	Jiangxi Ganyue Expressway Co. Ltd. Class A	1,679,400	1,076
*	Greattown Holdings Ltd. Class A	1,986,700	1,075
	Tianneng Battery Group Co. Ltd. Class A	269,555	1,071
*	Anhui Golden Seed Winery Co. Ltd. Class A	507,400	1,071

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	BOE HC SemiTek Corp. Class A	1,584,500	1,069
	CSG Holding Co. Ltd. Class A	1,382,132	1,069
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,068
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,067
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	1,067
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	1,065
	Qingdao Port International Co. Ltd. Class A	951,020	1,063
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	1,063
	Porton Pharma Solutions Ltd. Class A	459,571	1,062
	Appotronics Corp. Ltd. Class A	393,065	1,059
	Jinhui Liquor Co. Ltd. Class A	349,682	1,058
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,057
	PNC Process Systems Co. Ltd. Class A	308,880	1,057
	Wuxi Paike New Materials Technology Co. Ltd. Class A	118,600	1,056
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,792,000	1,054
*	Huaihe Energy Group Co. Ltd. Class A	2,627,500	1,054
*	Espressif Systems Shanghai Co. Ltd. Class A	71,938	1,052
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,321,272	1,051
	Sino Biological Inc. Class A	108,269	1,051
	Shenzhen Hopewind Electric Co. Ltd. Class A	387,980	1,049
	Jinko Power Technology Co. Ltd. Class A	2,547,200	1,048
	Giantec Semiconductor Corp. Class A	139,415	1,048
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,047
	Tibet Urban Development & Investment Co. Ltd. Class A	653,100	1,047
*	Shenzhen Baoming Technology Co. Ltd. Class A	164,300	1,047
	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,041
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,040
	Central China Land Media Co. Ltd. Class A	733,200	1,040
*	New Journey Health Technology Group Co. Ltd. Class A	3,056,100	1,039
	Fulin Precision Co. Ltd. Class A	953,570	1,038
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,037
	TDG Holdings Co. Ltd. Class A	1,007,100	1,037
	Shanghai Bailian Group Co. Ltd. Class A	848,500	1,036
	Beijing Dahao Technology Corp. Ltd. Class A	578,880	1,035
*	China Television Media Ltd. Class A	373,522	1,034
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,032
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	1,032
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	673,100	1,032
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	917,100	1,030
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,029
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,029
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,024,800	1,029
	Zhongyuan Environment-Protection Co. Ltd. Class A	948,783	1,028
	Shanghai Baolong Automotive Corp. Class A	182,600	1,028
	B-Soft Co. Ltd. Class A	1,746,795	1,027
	Baoxiniao Holding Co. Ltd. Class A	1,266,700	1,024
*	North China Pharmaceutical Co. Ltd. Class A	1,432,800	1,023
*	China Fangda Group Co. Ltd. Class B	4,570,245	1,022
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,021
		Shares	Market Value• ($000)
	Kunshan Dongwei Technology Co. Ltd. Class A	221,003	1,020
	Guangdong Vanward New Electric Co. Ltd. Class A	668,000	1,018
	Zhongmin Energy Co. Ltd. Class A	1,631,800	1,018
	Jiangsu General Science Technology Co. Ltd. Class A	1,141,200	1,018
	Tangrenshen Group Co. Ltd. Class A	1,270,500	1,016
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,015
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	520,052	1,015
	Wencan Group Co. Ltd. Class A	245,885	1,014
	Skyworth Digital Co. Ltd. Class A	701,757	1,013
*	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,013
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,012
	Yueyang Forest & Paper Co. Ltd. Class A	1,508,435	1,012
	Shenzhen Noposin Crop Science Co. Ltd. Class A	823,100	1,011
*	Lier Chemical Co. Ltd. Class A	767,622	1,011
	Shandong Yulong Gold Co. Ltd. Class A	688,800	1,011
*	OPT Machine Vision Tech Co. Ltd. Class A	97,338	1,011
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,010
	Sunstone Development Co. Ltd. Class A	522,642	1,009
	Three's Co. Media Group Co. Ltd. Class A	140,632	1,009
	CCCG Real Estate Corp. Ltd. Class A	731,300	1,009
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,824,763	1,007
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,006
	Suning Universal Co. Ltd. Class A	3,542,392	1,006
	Jihua Group Corp. Ltd. Class A	2,623,700	1,006
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	1,005
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	1,004
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,347,809	1,004
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	364,200	1,003
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,002
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	702,000	1,002
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,002
*	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	885,900	1,001
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,000
	Shandong Dongyue Silicone Material Co. Ltd. Class A	922,000	1,000
*	Hytera Communications Corp. Ltd. Class A	1,706,400	999
	Innuovo Technology Co. Ltd. Class A	1,168,300	999
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	997
	Shanghai Belling Co. Ltd. Class A	574,800	996
*	Wonders Information Co. Ltd. Class A	1,247,700	995
	Shanghai SMI Holding Co. Ltd. Class A	2,007,400	995
	Jiang Su Suyan Jingshen Co. Ltd. Class A	756,500	995
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	994
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	994
	Guangxi LiuYao Group Co. Ltd. Class A	316,420	994
	Shanghai AtHub Co. Ltd. Class A	383,838	993
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	992
	Cinda Real Estate Co. Ltd. Class A	1,999,514	992
*	YaGuang Technology Group Co. Ltd. Class A	1,311,300	992
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,822,400	987
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,460,600	987

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Hangmin Co. Ltd. Class A	925,800	984
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,722,900	982
	Ningbo Yongxin Optics Co. Ltd. Class A	97,000	982
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	981
	China Southern Power Grid Technology Co. Ltd. Class A	242,933	981
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	980
*	Guangdong DFP New Material Group Co. Ltd.	1,969,800	980
	Beijing Gehua CATV Network Co. Ltd. Class A	1,005,666	980
*	Top Energy Co. Ltd. Shanxi Class A	1,028,100	980
	China Sports Industry Group Co. Ltd. Class A	785,901	980
	Zhejiang Vie Science & Technology Co. Ltd. Class A	410,493	978
*	Rising Nonferrous Metals Share Co. Ltd. Class A	251,100	975
	Beijing Capital Development Co. Ltd. Class A	2,560,813	974
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	969
*	NanJi E-Commerce Co. Ltd. Class A	2,289,093	968
	Sino GeoPhysical Co. Ltd. Class A	499,863	968
	Huaxia Eye Hospital Group Co. Ltd. Class A	268,800	966
	C*Core Technology Co. Ltd. Class A	305,497	965
	KingClean Electric Co. Ltd. Class A	265,519	964
	Henan Zhongyuan Expressway Co. Ltd. Class A	1,866,800	964
	Yibin Tianyuan Group Co. Ltd. Class A	1,517,850	964
*	Sangfor Technologies Inc. Class A	127,679	962
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	962
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	961
*	Far East Smarter Energy Co. Ltd. Class A	1,763,900	961
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	961
*	Neusoft Corp. Class A	824,800	958
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	955
*	Lancy Co. Ltd. Class A	396,400	954
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	3,917,400	952
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	654,800	951
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	2,580,000	949
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	359,100	949
*	Shenzhen SDG Information Co. Ltd. Class A	820,900	948
	Shenzhen Topway Video Communication Co. Ltd. Class A	692,200	948
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,283,800	945
	Guangdong Marubi Biotechnology Co. Ltd. Class A	225,700	944
	Dongfeng Electronic Technology Co. Ltd. Class A	676,555	942
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	942
	Sumavision Technologies Co. Ltd. Class A	1,459,200	940
	Servyou Software Group Co. Ltd. Class A	272,000	937
	Xinjiang Communications Construction Group Co. Ltd. Class A	603,000	936
	Visual China Group Co. Ltd. Class A	497,697	935
	Vatti Corp. Ltd. Class A	931,300	933
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	931
	Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	929
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	928
*	Edan Instruments Inc. Class A	671,600	926
	Stanley Agricultural Group Co. Ltd. Class A	973,864	926
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	925
		Shares	Market Value• ($000)
	Digital China Information Service Group Co. Ltd. Class A	496,802	925
	Qingdao Hanhe Cable Co. Ltd. Class A	1,790,630	924
	Jinneng Science&Technology Co. Ltd. Class A	986,880	923
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	923
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	922
*	Lecron Industrial Development Group Co. Ltd. Class A	1,169,300	922
	China Animal Husbandry Industry Co. Ltd. Class A	757,400	921
	Guizhou Tyre Co. Ltd. Class A	1,038,468	920
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	5,012,900	919
	Zhejiang Chengchang Technology Co. Ltd. Class A	126,990	918
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	479,500	916
	Guomai Technologies Inc. Class A	953,500	915
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	915
	ZWSOFT Co. Ltd. Guangzhou Class A	79,643	914
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,393,800	913
	Red Star Macalline Group Corp. Ltd. Class A	2,095,464	912
	Ningbo Yunsheng Co. Ltd. Class A	1,100,300	912
	Wellhope Foods Co. Ltd. Class A	921,083	912
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	327,793	912
*	Guoguang Electric Co. Ltd. Class A	505,800	912
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	461,205	909
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,580,387	909
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	908
	Fujian Expressway Development Co. Ltd. Class A	1,948,800	908
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	245,800	908
	Changchun BCHT Biotechnology Co. Ltd. Class A	168,794	908
*	Chengdu Guoguang Electric Co. Ltd. Class A	99,397	907
	Ningbo Zhenyu Technology Co. Ltd. Class A	100,473	906
*	Sinopec Oilfield Equipment Corp. Class A	1,049,940	905
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	903
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	803,300	903
	Xinzhi Group Co. Ltd. Class A	409,300	902
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	539,962	902
	Foshan Electrical & Lighting Co. Ltd. Class A	1,141,500	901
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	901
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	6,876,025	900
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	939,300	900
	Innovation New Material Technology Co. Ltd. Class A	1,562,540	899
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,399,200	899
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	898
	Luxin Venture Capital Group Co. Ltd. Class A	563,000	897
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	897
	Grinm Advanced Materials Co. Ltd. Class A	676,800	896
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	896
*	Shanghai Milkground Food Tech Co. Ltd. Class A	473,600	895
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	368,700	895
	Jiajiayue Group Co. Ltd. Class A	610,605	894

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	892
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,883,200	892
*	Hunan Corun New Energy Co. Ltd. Class A	1,482,100	892
	Sichuan EM Technology Co. Ltd. Class A	771,500	888
	Zhejiang Construction Investment Group Co. Ltd. Class A	751,300	888
*	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	886
	Nuode New Materials Co. Ltd. Class A	1,508,846	884
	Befar Group Co. Ltd. Class A	1,597,400	883
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	883
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	882
	Ningxia Building Materials Group Co. Ltd. Class A	429,000	882
	Jinhong Gas Co. Ltd. Class A	341,237	881
	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	880
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,513,143	880
	Rianlon Corp. Class A	212,700	880
	Shandong Xiantan Co. Ltd. Class A	1,040,300	879
	Hangzhou Sunrise Technology Co. Ltd. Class A	440,200	879
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	878
*	Datang Huayin Electric Power Co. Ltd. Class A	2,062,900	878
*	UTour Group Co. Ltd. Class A	955,700	876
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	876
*	Kidswant Children Products Co. Ltd. Class A	985,213	876
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	874
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,430,300	874
	Hymson Laser Technology Group Co. Ltd. Class A	214,485	872
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	870
	Shenzhen Click Technology Co. Ltd. Class A	554,900	869
	Shenzhen Hello Tech Energy Co. Ltd. Class A	100,679	869
	Semitronix Corp. Class A	122,001	869
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	803,700	868
	Fujian Apex Software Co. Ltd. Class A	166,100	868
	ABA Chemicals Corp. Class A	1,014,400	866
	Chongqing Road & Bridge Co. Ltd. Class A	1,061,900	866
	Shenzhen Xinyichang Technology Co. Ltd. Class A	96,278	866
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	845,400	865
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	694,600	865
*	Guizhou Gas Group Corp. Ltd. Class A	861,400	864
	Time Publishing & Media Co. Ltd. Class A	541,800	864
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	1,186,600	864
	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	863
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	863
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,025,913	861
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	432,492	861
*	ChangYuan Technology Group Ltd. Class A	1,356,100	861
	Hunan Changyuan Lico Co. Ltd. Class A	1,135,273	860
	Nanjing Pharmaceutical Co. Ltd. Class A	1,283,500	860
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	304,300	859
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	859
*	Deppon Logistics Co. Ltd. Class A	375,100	859
*	China CYTS Tours Holding Co. Ltd. Class A	574,100	859
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,367,600	859
		Shares	Market Value• ($000)
*	Gosuncn Technology Group Co. Ltd. Class A	1,743,400	858
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	858
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	862,400	858
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	858
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,054,100	857
*	Zhewen Interactive Group Co. Ltd. Class A	1,247,300	854
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	916,903	854
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	853
	Guodian Nanjing Automation Co. Ltd. Class A	918,200	853
	Changzhou Fusion New Material Co. Ltd. Class A	111,993	853
	Kuangda Technology Group Co. Ltd. Class A	1,373,700	852
	Jiangsu Yinhe Electronics Co. Ltd. Class A	1,164,400	852
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	396,900	850
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	850
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	850
	Huadian Heavy Industries Co. Ltd. Class A	1,056,500	849
*	INKON Life Technology Co. Ltd. Class A	743,300	849
	Shanghai Hile Bio-Technology Co. Ltd. Class A	747,400	848
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	846
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	845
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	599,600	844
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	844
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,212,000	842
*	Jilin Yatai Group Co. Ltd. Class A	4,493,600	841
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	1,083,000	840
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	840
	Hangzhou Jiebai Group Co. Ltd. Class A	919,676	838
	Luyang Energy-Saving Materials Co. Ltd.	458,998	838
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	697,900	837
	Jangho Group Co. Ltd. Class A	1,022,300	837
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,308,700	837
	Wushang Group Co. Ltd. Class A	797,600	836
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	522,760	836
*	Tongdao Liepin Group	2,184,451	835
	Zhende Medical Co. Ltd. Class A	281,700	835
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	835
*	Jiangsu Etern Co. Ltd. Class A	1,338,400	834
	Xilinmen Furniture Co. Ltd. Class A	322,900	833
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	153,420	832
	Primarius Technologies Co. Ltd. Class A	395,638	831
	Guotai Epoint Software Co. Ltd. Class A	262,788	831
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	830
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	119,000	829
	China Harzone Industry Corp. Ltd. Class A	841,475	828
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,090,900	828
	Guangdong Topstar Technology Co. Ltd. Class A	443,461	827
	Dlg Exhibitions & Events Corp. Ltd. Class A	675,900	826
	Chengdu Bright Eye Hospital Co. Ltd. Class A	121,800	826
[3]	Elion Energy Co. Ltd. Class A	2,922,969	825
	Henan Liliang Diamond Co. Ltd. Class A	177,300	825

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shenma Industry Co. Ltd. Class A	780,300	825
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,024,100	825
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	824
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	824
*	Archermind Technology Nanjing Co. Ltd. Class A	156,995	824
*	Toread Holdings Group Co. Ltd. Class A	1,102,398	822
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,019,062	820
	Sinosoft Co. Ltd. Class A	206,700	819
	Joeone Co. Ltd. Class A	573,300	817
*,3	Shenzhen Infinova Ltd. Class A	1,011,800	817
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	816
	Greatoo Intelligent Equipment Inc. Class A	1,877,400	816
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	903,200	815
	Goldenmax International Group Ltd. Class A	858,300	815
	Huangshan Novel Co. Ltd. Class A	588,000	815
	Jiangsu Huaxicun Co. Ltd. Class A	792,000	813
*,3	Enjoyor Technology Co. Ltd. Class A	886,100	812
	ADAMA Ltd. Class A	933,088	811
	ZhongYeDa Electric Co. Ltd. Class A	694,100	811
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	739,600	811
	Winner Medical Co. Ltd. Class A	187,129	808
	Xiangyu Medical Co. Ltd. Class A	147,114	808
	Guizhou Zhenhua E-chem Inc. Class A	452,140	807
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	806
	Xiamen Jihong Technology Co. Ltd. Class A	387,300	806
	Shanghai Environment Group Co. Ltd. Class A	628,000	805
*	Great Chinasoft Technology Co. Ltd. Class A	1,001,000	803
	Hunan Aihua Group Co. Ltd. Class A	392,897	801
	Shanghai Huayi Group Co. Ltd. Class A	873,900	800
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	799
*	Zhejiang Jingu Co. Ltd. Class A	1,054,612	799
	Windey Energy Technology Group Co. Ltd. Class A	587,600	799
	Qingdao Citymedia Co. Ltd. Class A	766,400	799
	Motic Xiamen Electric Group Co. Ltd. Class A	607,100	799
*	JoulWatt Technology Co. Ltd. Class A	394,340	797
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	796
*	Focused Photonics Hangzhou Inc. Class A	469,100	796
	Beyondsoft Corp. Class A	610,300	796
*	Jiangsu Gian Technology Co. Ltd. Class A	196,200	795
*	Beijing Baination Pictures Co. Ltd. Class A	1,043,500	794
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	4,027,807	792
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	792
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,233,600	792
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	792
	Guangdong Shirongzhaoye Co. Ltd. Class A	1,049,700	791
	Yabao Pharmaceutical Group Co. Ltd. Class A	874,000	791
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	646,400	791
*	Huangshan Tourism Development Co. Ltd. Class A	472,100	790
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	788
	Luolai Lifestyle Technology Co. Ltd. Class A	634,400	787
*	Kingsignal Technology Co. Ltd. Class A	781,700	787
*	AECC Aero Science & Technology Co. Ltd. Class A	339,600	787
		Shares	Market Value• ($000)
*	CSG Smart Science&Technology Co. Ltd. Class A	937,300	786
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	786
	Hangzhou Weiguang Electronic Co. Ltd. Class A	257,400	786
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	785
[2]	Qingdao Port International Co. Ltd. Class H	1,196,832	784
	Marssenger Kitchenware Co. Ltd. Class A	342,300	784
*	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	783
*	Zhejiang Tony Electronic Co. Ltd. Class A	266,700	783
	Insigma Technology Co. Ltd. Class A	1,024,600	783
*	Shenzhen Das Intellitech Co. Ltd. Class A	2,018,100	782
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	762,685	782
	CITIC Press Corp. Class A	191,000	782
	Hongrun Construction Group Co. Ltd. Class A	1,383,900	782
*	Hengdian Entertainment Co. Ltd. Class A	345,700	780
*	5I5J Holding Group Co. Ltd. Class A	2,864,381	780
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	344,994	780
	Jinlei Technology Co. Ltd. Class A	300,359	779
	Hainan Expressway Co. Ltd. Class A	1,172,600	778
	Beijing Tongtech Co. Ltd. Class A	526,422	777
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	777
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	763,900	777
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	776
	Truking Technology Ltd. Class A	666,100	776
	China Wuyi Co. Ltd. Class A	2,073,805	772
	PhiChem Corp. Class A	472,160	772
*	Phenix Optical Co. Ltd. Class A	320,521	772
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	771
	Xiamen International Airport Co. Ltd. Class A	401,520	771
	Luoniushan Co. Ltd. Class A	1,132,600	771
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	432,800	768
*	Beijing Teamsun Technology Co. Ltd. Class A	1,076,520	767
	Hubei Century Network Technology Co. Ltd. Class A	435,800	766
*	Xizang Zhufeng Resources Co. Ltd. Class A	543,640	765
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	763
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	763
*,3	Gohigh Networks Co. Ltd. Class A	1,216,460	763
	Maccura Biotechnology Co. Ltd. Class A	421,315	762
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	1,364,800	762
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	761
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,187,830	761
	Bestore Co. Ltd. Class A	366,891	761
	Rizhao Port Co. Ltd. Class A	1,956,100	761
*	CanSino Biologics Inc. Class A	108,088	760
	EIT Environmental Development Group Co. Ltd. Class A	400,744	760
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,073,000	760
*	Beijing Thunisoft Corp. Ltd. Class A	908,600	759
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,406,100	758
*	Zhongtong Bus Co. Ltd. Class A	600,900	757
	Sino Wealth Electronic Ltd. Class A	279,255	756
*	Anyang Iron & Steel Inc. Class A	3,158,700	756
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	678,800	755

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	755
	CCS Supply Chain Management Co. Ltd. Class A	1,170,400	754
	Haining China Leather Market Co. Ltd. Class A	1,496,500	754
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	1,047,500	753
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	753
	Shenzhen Invt Electric Co. Ltd. Class A	778,900	753
	Qiming Information Technology Co. Ltd. Class A	404,400	752
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	751
	Shanghai Industrial Development Co. Ltd. Class A	1,824,500	750
	Shenzhen Properties & Resources Development Group Ltd. Class A	647,200	750
*	Hanwang Technology Co. Ltd. Class A	280,600	750
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	745
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	368,600	745
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,326,300	744
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,532,400	743
	Sun Create Electronics Co. Ltd. Class A	291,300	742
	Juewei Food Co. Ltd. Class A	265,364	742
	Sanjiang Shopping Club Co. Ltd. Class A	604,200	742
	Orient International Enterprise Ltd. Class A	870,800	741
	Bafang Electric Suzhou Co. Ltd. Class A	155,120	741
*	Zhejiang Huamei Holding Co. Ltd. Class A	1,355,600	740
*	HyUnion Holding Co. Ltd. Class A	943,800	739
	Canny Elevator Co. Ltd. Class A	767,200	737
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	736
	Piesat Information Technology Co. Ltd. Class A	238,662	736
*,3	Shenzhen Zhengtong Electronics Co. Ltd. Class A	641,600	736
	Tongyu Communication Inc. Class A	353,700	735
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	734
*	Topsec Technologies Group Inc. Class A	854,400	733
*	Beijing Join-Cheer Software Co. Ltd. Class A	1,015,600	733
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	732
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,226,244	732
	China Union Holdings Ltd. Class A	1,762,187	731
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	730
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	832,100	729
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	728
*	Wuxi Boton Technology Co. Ltd. Class A	369,100	728
	Suzhou Everbright Photonics Co. Ltd. Class A	138,812	727
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	141,069	727
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	426,200	727
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	725
	Digiwin Software Co. Ltd. Class A	300,763	725
*	Foshan Yowant Technology Co. Ltd. Class A	892,200	724
*	Huayi Brothers Media Corp. Class A	2,624,300	723
*	Nations Technologies Inc. Class A	541,000	723
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	722
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	722
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	184,800	718
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,926,800	717
*	Orient Group Inc. Class A	3,504,600	715
	Yuneng Technology Co. Ltd. Class A	74,370	715
		Shares	Market Value• ($000)
	Jiangsu Transimage Technology Co. Ltd. Class A	354,400	713
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,407,200	710
*	Emei Shan Tourism Co. Ltd. Class A	431,300	709
	Eastcompeace Technology Co. Ltd. Class A	547,210	708
	BMC Medical Co. Ltd. Class A	57,100	708
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,681,400	707
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	921,100	706
	MGI Tech Co. Ltd. Class A	87,790	706
	Yechiu Metal Recycling China Ltd. Class A	1,858,500	705
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	704
	263 Network Communications Co. Ltd. Class A	1,314,630	702
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	702
	Dashang Co. Ltd. Class A	248,500	701
	Beijing Aerospace Changfeng Co. Ltd. Class A	592,458	701
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	700
	Hanwei Electronics Group Corp. Class A	337,836	700
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	698
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	988,700	698
	Zhejiang NetSun Co. Ltd. Class A	344,300	697
	Cangzhou Dahua Co. Ltd. Class A	484,500	696
	Cybrid Technologies Inc. Class A	420,000	696
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	437,587	695
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	612,900	694
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	692
[3]	Jilin Sino-Microelectronics Co. Ltd. Class A	811,400	692
	Shanghai Medicilon Inc. Class A	142,305	691
	Sufa Technology Industry Co. Ltd. CNNC Class A	270,700	691
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,652,400	690
	Liaoning Energy Industry Co. Ltd. Class A	1,544,200	690
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	689
*	Jishi Media Co. Ltd. Class A	3,645,900	687
	Merit Interactive Co. Ltd. Class A	423,300	687
*	Guizhou Zhongyida Co. Ltd. Class A	950,900	683
*	Sinodata Co. Ltd. Class A	362,900	683
	Transfar Zhilian Co. Ltd. Class A	1,103,868	682
*	Double Medical Technology Inc. Class A	153,925	682
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,394,678	682
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	681
*	Zhuhai Bojay Electronics Co. Ltd. Class A	154,400	680
	Hainan Poly Pharm Co. Ltd. Class A	396,876	678
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	678
*	DBAPP Security Ltd. Class A	86,211	678
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	677
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	287,700	676
*	Zhongfu Information Inc. Class A	310,100	674
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	669
	Shanghai Maling Aquarius Co. Ltd. Class A	764,000	669
*	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	669
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	668
*	Beijing Global Safety Technology Co. Ltd. Class A	255,900	668

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,365,100	667
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	665
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,221,100	664
*	Beijing Philisense Technology Co. Ltd. Class A	1,705,100	663
*	Hengbao Co. Ltd. Class A	766,500	663
*	Hongli Zhihui Group Co. Ltd. Class A	777,000	662
*	Shanghai Guijiu Co. Ltd. Class A	430,700	661
	Chengdu RML Technology Co. Ltd. Class A	95,150	658
	Unilumin Group Co. Ltd. Class A	842,477	657
	Center International Group Co. Ltd. Class A	502,088	654
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	653
*,2	CStone Pharmaceuticals	5,858,876	651
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,610,700	650
	KBC Corp. Ltd. Class A	125,594	648
	Yotrio Group Co. Ltd. Class A	1,733,900	647
	Shenzhen Aisidi Co. Ltd. Class A	389,000	646
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	704,200	645
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	365,400	645
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	2,356,500	645
	China West Construction Group Co. Ltd. Class A	788,377	644
	BGI Genomics Co. Ltd. Class A	113,290	642
*	China Fortune Land Development Co. Ltd. Class A	3,858,700	642
*	Shenzhen World Union Group Inc. Class A	2,523,380	639
	Suplet Power Co. Ltd. Class A	507,650	639
	QuakeSafe Technologies Co. Ltd. Class A	422,442	637
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	636
	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	635
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	633
	Top Resource Energy Co. Ltd. Class A	762,200	632
	Shandong Head Group Co. Ltd. Class A	312,967	631
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	631
	Xiamen Intretech Inc. Class A	319,260	628
	Hangzhou Onechance Tech Corp. Class A	254,009	625
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,198,600	624
	Jiangsu Yunyi Electric Co. Ltd. Class A	622,100	623
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	622
*	Guangdong Shaoneng Group Co. Ltd. Class A	1,156,000	621
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	621
	Era Co. Ltd. Class A	974,000	619
*	Xiamen King Long Motor Group Co. Ltd. Class A	582,621	618
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,278,900	617
*,3	Tech-Bank Food Co. Ltd. Class A	1,650,160	616
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	417,400	616
*	Jiangsu Zongyi Co. Ltd. Class A	1,398,100	616
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	614
	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	614
*	Shanghai STEP Electric Corp. Class A	583,100	613
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	612
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,704,600	610
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,244,100	603
	Goldcard Smart Group Co. Ltd. Class A	303,400	602
*	Toyou Feiji Electronics Co. Ltd. Class A	405,900	602
	Macmic Science & Technology Co. Ltd. Class A	176,361	602
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	542,151	602
		Shares	Market Value• ($000)
	Suzhou Oriental Semiconductor Co. Ltd. Class A	85,821	602
	North Electro-Optic Co. Ltd. Class A	444,700	602
	Client Service International Inc. Class A	412,050	599
*	JinJian Cereals Industry Co. Ltd. Class A	652,700	596
	Ausnutria Dairy Corp. Ltd.	2,024,000	594
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	593
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,505,600	591
	Shunfa Hengye Corp. Class A	1,492,300	591
*	Youzu Interactive Co. Ltd. Class A	441,400	588
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	1,772,748	588
	Streamax Technology Co. Ltd. Class A	136,700	588
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	587
	East China Engineering Science & Technology Co. Ltd. Class A	508,975	586
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	585
*	Wutong Holding Group Co. Ltd. Class A	1,150,300	584
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,440,300	581
	Shenzhen Sinovatio Technology Co. Ltd. Class A	198,300	581
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	580
*	Xiwang Foodstuffs Co. Ltd. Class A	1,291,800	579
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	579
	Shanghai Titan Scientific Co. Ltd. Class A	146,070	579
	Shenzhen Heungkong Holding Co. Ltd. Class A	2,640,600	578
*	Fujian Snowman Co. Ltd. Class A	661,700	578
*	Beijing Sinohytec Co. Ltd. Class A	116,968	578
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	576
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	880,200	576
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,330,100	571
*	Konka Group Co. Ltd. Class A	1,345,700	568
*	Triumph New Energy Co. Ltd. Class A	361,900	566
	Guangdong Hybribio Biotech Co. Ltd. Class A	649,135	559
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	385,000	558
	Shanghai Tianchen Co. Ltd. Class A	760,800	558
	Ligao Foods Co. Ltd. Class A	112,820	555
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,073,500	555
*	Transwarp Technology Shanghai Co. Ltd. Class A	89,734	553
*	Huludao Zinc Industry Co. Class A	1,290,700	552
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	551
	Black Peony Group Co. Ltd. Class A	854,300	550
*	Guizhou Chitianhua Co. Ltd. Class A	2,201,700	549
	China Oil HBP Science & Technology Co. Ltd. Class A	1,471,300	549
	Inspur Software Co. Ltd. Class A	340,300	548
*	Autel Intelligent Technology Corp. Ltd. Class A	148,007	548
*	Beijing Water Business Doctor Co. Ltd. Class A	813,300	545
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,097,511	545
*	Ningbo Cixing Co. Ltd. Class A	661,800	545
*	Tibet Tianlu Co. Ltd. Class A	1,004,160	543
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,464,500	541
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	587,500	540
	Anhui Guofeng New Materials Co. Ltd. Class A	997,500	535
	Tungkong Inc. Class A	467,600	532
*	Guangxi Energy Co. Ltd. Class A	1,192,500	529
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	527

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	526
*	Guiyang Longmaster Information & Technology Co. Ltd. Class A	286,000	526
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	403,800	521
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,105,000	519
	Blue Sail Medical Co. Ltd. Class A	663,503	519
	Duolun Technology Corp. Ltd. Class A	554,300	516
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	513
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,512,200	513
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	506
*,3	China Fishery Group Ltd.	9,033,000	503
	Shandong New Beiyang Information Technology Co. Ltd. Class A	588,300	502
*	Kunming Yunnei Power Co. Ltd. Class A	1,670,300	502
	Guizhou Guihang Automotive Components Co. Ltd. Class A	318,100	502
	Guangdong Lyric Robot Automation Co. Ltd. Class A	136,441	499
	Bestsun Energy Co. Ltd. Class A	944,984	493
	Shenzhen Textile Holdings Co. Ltd. Class A	383,500	493
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	492
*	Solareast Holdings Co. Ltd. Class A	777,400	488
	Shanghai Highly Group Co. Ltd. Class A	618,900	488
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,936,266	486
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	484
	Monalisa Group Co. Ltd. Class A	338,185	483
	Bright Real Estate Group Co. Ltd. Class A	1,749,000	479
	Jinzhou Yongshan Lithium Co. Ltd. Class A	473,100	479
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,242,500	476
*,3	Holitech Technology Co. Ltd. Class A	2,698,600	475
*	Jinzhou Port Co. Ltd. Class A	1,435,200	475
	Chongqing Port Co. Ltd. Class A	854,000	475
	Beijing SDL Technology Co. Ltd. Class A	553,300	475
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	4,065,300	474
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	445,800	470
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	338,200	468
	Shenzhen Topraysolar Co. Ltd. Class A	969,900	466
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	464
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	249,100	459
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,136,100	457
*,3	ENC Digital Technology Co. Ltd. Class A	441,200	457
*	Long Yuan Construction Group Co. Ltd. Class A	1,247,700	456
*	Moody Technology Holdings Ltd.	36,509,730	455
*,3	Chongqing Dima Industry Co. Ltd. Class A	3,302,900	454
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	97,900	446
	Beijing Sanyuan Foods Co. Ltd. Class A	728,300	446
	Toly Bread Co. Ltd. Class A	527,612	445
	Jiangsu Amer New Material Co. Ltd. Class A	566,800	444
*	Delixi New Energy Technology Co. Ltd. Class A	189,980	442
*	Royal Group Co. Ltd. Class A	751,400	427
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,197,700	424
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	813,600	422
	Jenkem Technology Co. Ltd. Class A	37,841	418
		Shares	Market Value• ($000)
*	Anhui Genuine New Materials Co. Ltd. Class A	518,343	417
*	Yijiahe Technology Co. Ltd. Class A	143,360	416
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	415
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	673,100	414
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	414
*	Huatian Hotel Group Co. Ltd. Class A	915,360	412
*	Hiconics Eco-energy Technology Co. Ltd. Class A	558,300	409
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	626,900	404
*	Fujian Rongji Software Co. Ltd. Class A	557,700	404
*	Shenzhen Comix Group Co. Ltd. Class A	510,300	403
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,336,700	400
*,3	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	797,500	400
	Changshu Fengfan Power Equipment Co. Ltd. Class A	594,300	399
*	CASIN Real Estate Development Group Co. Ltd. Class A	989,000	398
	Rongan Property Co. Ltd. Class A	1,182,600	397
*	Shanxi Guoxin Energy Corp. Ltd. Class A	744,300	383
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	379
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	82,354	379
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,442,100	375
	Sansure Biotech Inc. Class A	128,512	362
*	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	359
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,063,500	358
*	Shandong Chenming Paper Holdings Ltd. Class A	659,200	349
	Shanghai Hiuv New Materials Co. Ltd. Class A	66,246	349
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	343
*,2	Archosaur Games Inc.	1,648,676	330
	Shandong Lukang Pharma Class A	332,800	327
	Tianjin Teda Co. Ltd. Class A	659,000	322
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	321
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	79,632	318
*	Beken Corp. Class A	107,100	313
*	Tellhow Sci-Tech Co. Ltd. Class A	458,400	313
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	548,600	309
[2]	China Everbright Greentech Ltd.	3,455,677	294
*	Hainan Haiyao Co. Ltd. Class A	561,400	284
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	800,300	280
	Zhuhai Port Co. Ltd. Class A	411,800	279
*	Blivex Energy Technology Co. Ltd. Class A	3,837,700	274
	Huaren Pharmaceutical Co. Ltd. Class A	534,800	273
	Shanghai Zhezhong Group Co. Ltd. Class A	215,600	267
*	Baotailong New Materials Co. Ltd. Class A	803,800	259
	Three Squirrels Inc. Class A	75,800	257
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	260,800	248
	Henan Hengxing Science & Technology Co. Ltd. Class A	689,257	247
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	614,900	241
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	301,100	236
	Sichuan Meifeng Chemical IND Class A	238,300	234
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	231,900	231
	Sanchuan Wisdom Technology Co. Ltd. Class A	472,800	230
	MYS Group Co. Ltd. Class A	513,300	227
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	556,100	218
	Guangdong Goworld Co. Ltd. Class A	195,400	217

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Haixin Group Co. Class A	274,500	217
	Chimin Health Management Co. Ltd. Class A	252,600	215
	Gansu Yasheng Industrial Group Co. Ltd. Class A	578,300	213
	Xiamen Port Development Co. Ltd. Class A	240,400	213
*,3	Yango Group Co. Ltd. Class A	3,984,593	204
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	671,701	204
*	ChemPartner PharmaTech Co. Ltd. Class A	277,961	201
	Daheng New Epoch Technology Inc. Class A	178,400	199
*	Shanghai Kinetic Medical Co. Ltd. Class A	284,200	195
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	664,500	192
	Maoye Commercial Co. Ltd. Class A	474,600	190
*	Beijing Forever Technology Co. Ltd. Class A	256,700	187
*,3	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	261,400	163
	Contec Medical Systems Co. Ltd. Class A	72,500	161
*	Poly Union Chemical Holding Group Co. Ltd. Class A	206,300	158
*	Yuzhou Group Holdings Co. Ltd.	13,887,551	126
*	Yatsen Holding Ltd. ADR	27,451	120
*	Road King Infrastructure Ltd.	714,368	108
*	KWG Group Holdings Ltd.	2,000,000	90
*	Fire Rock Holdings Ltd.	4,959,426	82
*	Cosmopolitan International Holdings Ltd.	574,500	55
*	Zhuguang Holdings Group Co. Ltd.	1,000,000	17
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	20,000	9
*	Niu Technologies ADR	2,499	6
*,3	Boshiwa International Holding Ltd.	2,777,000	—
*,3	China Zhongwang Holdings Ltd.	17,459,813	—
			29,487,301
Colombia (0.0%)
	Ecopetrol SA	65,430,317	38,027
	Interconexion Electrica SA ESP	6,063,247	27,975
	Bancolombia SA ADR	725,980	23,754
	Bancolombia SA	20,019	173
			89,929
Czech Republic (0.0%)
	CEZ A/S	2,186,496	80,753
*	Komercni Banka A/S	1,045,211	38,511
[2]	Moneta Money Bank A/S	4,464,776	18,000
	Colt CZ Group SE	88,545	2,438
			139,702
Denmark (2.1%)
	Novo Nordisk A/S Class B	42,725,679	5,479,240
*	Vestas Wind Systems A/S	13,896,435	372,405
	DSV A/S	2,403,079	341,404
	Novonesis (Novozymes) B	4,803,093	265,980
	Danske Bank A/S	9,148,861	263,368
*	Genmab A/S	901,688	250,336
	Coloplast A/S Class B	1,714,836	206,749
	Pandora A/S	1,144,426	174,182
	Carlsberg A/S Class B	1,269,942	170,824
*,2	Orsted A/S	2,602,132	143,009
	Tryg A/S	4,687,101	92,768
	AP Moller - Maersk A/S Class B	51,509	74,640
*	Zealand Pharma A/S	813,162	72,978
*	Demant A/S	1,314,748	62,782
	Ringkjoebing Landbobank A/S	370,612	62,284
*	NKT A/S	743,002	61,635
	AP Moller - Maersk A/S Class A	40,417	57,319
*	GN Store Nord A/S	2,009,861	54,218
*	Royal Unibrew A/S	684,661	51,560
	Jyske Bank A/S (Registered)	636,324	51,485
*	Ambu A/S Class B	2,507,277	40,090
		Shares	Market Value• ($000)
	ISS A/S	2,114,051	39,582
	Sydbank A/S	777,941	39,558
	ROCKWOOL A/S Class B	120,863	39,400
	FLSmidth & Co. A/S	781,126	38,981
*	ALK-Abello A/S Class B	1,820,518	33,751
	Topdanmark A/S	593,791	24,772
	Alm Brand A/S	11,822,590	20,500
*	Bavarian Nordic A/S	881,823	19,244
	Spar Nord Bank A/S	1,073,314	18,990
	H Lundbeck A/S	3,543,864	17,232
*,2	Netcompany Group A/S	455,185	16,513
	TORM plc Class A	438,868	15,160
	Dfds A/S	455,408	13,913
	Schouw & Co. A/S	166,626	13,367
	D/S Norden A/S	310,833	13,106
[2]	Scandinavian Tobacco Group A/S	765,600	12,368
	Chemometec A/S	217,541	9,206
*	NTG Nordic Transport Group A/S	219,000	8,860
*	Svitzer A/S	183,792	6,176
	H Lundbeck A/S Class A	766,645	3,225
			8,753,160
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	30,941,147	46,498
	Talaat Moustafa Group	13,871,789	14,805
	ElSewedy Electric Co.	10,068,548	6,534
	Eastern Co. SAE	12,936,997	5,949
*	EFG Holding S.A.E.	17,469,965	5,403
*	Fawry for Banking & Payment Technology Services SAE	36,494,146	4,209
	Egypt Kuwait Holding Co. SAE	4,714,985	3,223
	Telecom Egypt Co.	4,098,185	2,647
	Madinet Masr For Housing & Development	11,919,118	799
			90,067
Finland (0.7%)
	Nordea Bank Abp	46,075,948	539,930
	Nokia OYJ	72,111,066	262,149
	UPM-Kymmene OYJ	7,352,302	257,662
	Sampo OYJ Class A	6,157,296	249,884
	Kone OYJ Class B	4,501,706	219,445
	Neste OYJ	5,744,263	130,217
	Wartsila OYJ Abp	6,704,041	123,673
	Stora Enso OYJ	7,925,939	105,579
	Metso OYJ	8,820,699	100,001
	Elisa OYJ	1,971,850	88,909
	Fortum OYJ	6,006,925	79,156
	Kesko OYJ Class B	3,721,397	63,533
	Valmet OYJ	2,276,293	56,796
	Orion OYJ Class B	1,443,511	55,119
	Konecranes OYJ	976,879	51,340
	Huhtamaki OYJ	1,279,766	49,044
*	Cargotec OYJ Class B	606,189	47,810
	Kemira OYJ	1,579,442	34,393
*	Mandatum OYJ	6,495,076	30,100
	TietoEVRY OYJ	1,462,596	27,601
*	Kojamo OYJ	2,185,873	24,147
*,1	QT Group OYJ	268,823	20,708
	Outokumpu OYJ	5,068,442	20,496
	Metsa Board OYJ Class B	2,367,607	17,026
	Nokian Renkaat OYJ	1,716,563	14,967
	Tokmanni Group Corp.	642,152	9,745
[2]	Terveystalo OYJ	1,002,563	9,310
	Revenio Group OYJ	301,197	8,395
	Sanoma OYJ	937,307	6,807
	YIT OYJ	2,017,659	4,188
	Citycon OYJ	973,386	3,982
*	Finnair OYJ	1,096,226	3,431

Total International Stock Index Fund
		Shares	Market Value• ($000)
	F-Secure OYJ	1,535,966	3,378
*,3	Ahlstrom-Munksjo OYJ	147,018	2,799
			2,721,720
France (6.6%)
	LVMH Moet Hennessy Louis Vuitton SE	3,417,124	2,806,950
	TotalEnergies SE	28,471,234	2,066,975
	Schneider Electric SE	7,369,155	1,680,265
	L'Oreal SA	3,195,051	1,498,009
	Sanofi SA	15,031,611	1,485,018
	Air Liquide SA	7,092,152	1,387,073
	Airbus SE	8,083,328	1,330,174
	Hermes International SCA	472,258	1,130,581
	Safran SA	4,702,693	1,019,694
	BNP Paribas SA	14,149,064	1,018,193
	EssilorLuxottica SA	4,205,041	896,648
	AXA SA	24,536,324	847,769
	Vinci SA	6,740,840	789,865
	Danone SA	8,602,339	538,397
	Cie de Saint-Gobain SA	6,333,442	500,865
	Capgemini SE	2,226,086	467,881
	Pernod Ricard SA	2,799,116	423,344
*	Engie SA	24,181,044	419,797
	Cie Generale des Etablissements Michelin SCA	9,670,699	371,535
	Dassault Systemes SE	9,235,273	362,502
	Legrand SA	3,508,725	360,580
	STMicroelectronics NV	8,984,636	355,656
	Publicis Groupe SA	3,159,149	348,602
	Kering SA	991,936	347,643
	Orange SA	26,467,955	294,596
	Societe Generale SA	10,050,805	270,819
	Veolia Environnement SA	8,588,353	266,992
	Thales SA	1,347,530	226,476
	Credit Agricole SA	13,893,150	214,972
	Edenred SE	3,437,414	163,112
	Renault SA	2,645,980	131,064
	Bureau Veritas SA	4,373,262	127,549
	Carrefour SA	7,414,518	124,736
*	Unibail-Rodamco-Westfield	1,417,516	118,126
	Eiffage SA	1,073,783	114,571
	Eurofins Scientific SE	1,792,075	109,834
	Accor SA	2,439,226	106,901
	Sodexo SA	1,201,738	104,640
	Bouygues SA	2,496,411	92,006
	Vivendi SE	8,584,505	87,336
	Rexel SA	3,294,764	85,400
	Getlink SE	4,862,606	82,780
	Arkema SA	796,201	82,157
	Bollore SE	12,080,527	78,412
	Klepierre SA	2,849,862	76,526
	Sartorius Stedim Biotech	349,918	75,361
*	Teleperformance SE	830,180	75,202
	Gecina SA	718,780	73,389
	SCOR SE	2,082,397	67,944
	SPIE SA	1,860,098	67,634
	Dassault Aviation SA	312,687	66,930
	Gaztransport Et Technigaz SA	479,909	66,890
	BioMerieux	594,078	63,153
[1]	Alstom SA	3,985,078	62,837
*	Eurazeo SE	661,308	59,569
	Ipsen SA	475,041	57,782
	Aeroports de Paris SA	441,548	56,083
[2]	Amundi SA	787,980	54,973
	Elis SA	2,393,558	53,739
[2]	La Francaise des Jeux SAEM	1,380,243	52,014
	Alten SA	410,455	48,237
	Technip Energies NV	1,906,259	44,892
		Shares	Market Value• ($000)
	Rubis SCA	1,296,699	44,874
	Nexans SA	414,212	44,112
	Sopra Steria Group	197,923	43,337
	SEB SA	341,110	40,259
*	Vallourec SACA	2,258,167	38,878
	Valeo SE	3,037,279	38,493
	Wendel SE	372,412	37,977
[2]	Verallia SA	965,711	37,195
*	Pluxee NV	1,204,199	37,127
	Covivio SA	737,179	36,694
*,2	Worldline SA	3,390,646	35,169
	IPSOS SA	521,930	34,926
*	Ubisoft Entertainment SA	1,431,808	33,718
*	SOITEC	344,142	33,651
	Remy Cointreau SA	311,406	29,543
[2]	Neoen SA	947,029	28,984
*	Forvia SE	1,809,776	28,802
[1]	SES SA Class A ADR	4,966,922	24,097
	Societe BIC SA	322,975	22,713
	Coface SA	1,463,739	22,525
	Virbac SACA	57,808	21,363
*	JCDecaux SE	971,127	20,270
*,1	VusionGroup	109,073	17,800
[2]	ALD SA	2,700,071	17,757
	Imerys SA	543,358	17,460
	Trigano SA	111,423	16,939
*,1	Air France-KLM	1,591,656	16,230
	Mercialys SA	1,298,206	14,052
*	ID Logistics Group SACA	35,897	13,244
	Television Francaise 1 SA	1,410,560	12,880
	Eramet SA	132,329	12,818
	Interparfums SA	252,224	12,794
	Carmila SA	744,998	12,516
	ICADE	457,701	12,169
	Metropole Television SA	855,007	12,074
	Argan SA	129,554	10,185
	Cie Plastic Omnium SE	773,979	9,427
	Mersen SA	243,233	8,984
	Quadient SA	454,364	8,694
*,1	Eutelsat Communications SACA	2,144,979	8,617
	Peugeot Invest	64,537	7,280
	Vicat SACA	196,204	7,244
*	Exclusive Networks SA	304,651	6,485
[1]	Nexity SA	577,928	6,482
	Beneteau SACA	469,112	6,075
*	Forvia SE (MTAA)	380,259	6,014
	Fnac Darty SA	161,539	5,683
	Derichebourg SA	1,257,227	5,329
	Vetoquinol SA	52,252	5,261
*,2	X-Fab Silicon Foundries SE	756,219	5,231
	Etablissements Maurel et Prom SA	785,240	4,959
*,1	Valneva SE	1,362,635	4,882
	Lagardere SA	208,191	4,669
	Altarea SCA	52,281	4,519
	Manitou BF SA	179,955	4,427
	Antin Infrastructure Partners SA	345,383	4,410
*	CGG SA	9,859,848	4,125
*,1,2	Elior Group SA	1,492,727	4,099
*,1	Voltalia SA (Registered)	482,957	4,013
*	LISI SA	146,570	3,841
	GL Events SACA	178,164	3,575
	Jacquet Metals SACA	173,943	3,368
	Equasens	49,013	3,073
*	Believe SA	183,557	2,940
*,1	Atos SE	1,329,819	2,845
*,1	Euroapi SA	892,785	2,801
*,1	OVH Groupe SAS	378,094	2,680

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Boiron SA	49,999	1,828
	Bonduelle SCA	204,510	1,768
	LISI SA (XPAR)	62,816	1,646
*,1,2	Aramis Group SAS	226,870	869
			27,561,418
Germany (4.8%)
	SAP SE	15,148,312	2,735,286
	Siemens AG (Registered)	10,293,763	1,928,367
	Allianz SE (Registered)	5,391,897	1,530,139
	Deutsche Telekom AG (Registered)	44,580,022	1,021,131
	Mercedes-Benz Group AG	11,861,468	897,212
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,880,443	827,035
	BASF SE	12,284,832	643,683
	Infineon Technologies AG	18,002,397	624,738
	Deutsche Post AG	13,701,375	573,676
	adidas AG	2,280,273	549,507
	Deutsche Boerse AG	2,537,780	489,264
	Bayerische Motoren Werke AG	4,263,523	464,508
	Deutsche Bank AG (Registered)	28,088,056	448,637
	E.ON SE	30,583,627	404,987
	Bayer AG (Registered)	13,581,833	396,191
	RWE AG	9,841,296	342,827
	Daimler Truck Holding AG	7,391,598	333,333
	Rheinmetall AG	599,165	330,167
	Merck KGaA	1,786,342	283,853
	Vonovia SE	9,618,723	277,943
	Commerzbank AG	14,369,762	213,565
[2]	Siemens Healthineers AG	3,827,287	212,252
	Beiersdorf AG	1,380,849	207,547
	Hannover Rueck SE	829,813	205,830
	Heidelberg Materials AG	1,927,195	193,944
	Symrise AG Class A	1,799,902	192,934
	MTU Aero Engines AG	741,782	178,708
	Fresenius SE & Co. KGaA	5,692,233	169,858
*	Siemens Energy AG	7,455,726	153,092
	Brenntag SE	1,836,650	146,571
*,2	Covestro AG	2,542,046	127,317
*	QIAGEN NV	2,956,879	123,455
	Fresenius Medical Care AG	2,816,009	118,562
	Henkel AG & Co. KGaA	1,414,994	101,750
	Continental AG	1,494,322	96,849
*	GEA Group AG	2,385,384	96,274
*	LEG Immobilien SE	1,024,184	86,941
*,2	Zalando SE	3,026,809	79,197
*,1,2	Delivery Hero SE Class A	2,721,711	76,147
[2]	Scout24 SE	1,033,023	75,883
	CTS Eventim AG & Co. KGaA	812,130	71,816
	Knorr-Bremse AG	916,862	68,036
	Nemetschek SE	747,015	66,013
	Puma SE	1,379,789	63,706
	Evonik Industries AG	2,861,768	59,641
*,1	Deutsche Lufthansa AG (Registered)	8,291,199	59,337
	Volkswagen AG	403,163	56,916
	Talanx AG	752,506	56,599
	Rational AG	65,849	56,169
	Bechtle AG	1,135,641	54,806
	Carl Zeiss Meditec AG	508,184	53,620
	Gerresheimer AG	477,722	51,449
	Freenet AG	1,658,365	46,100
	KION Group AG	995,285	45,871
	HUGO BOSS AG	785,935	42,350
[1]	K+S AG (Registered)	2,473,384	37,002
*,1	MorphoSys AG	521,413	36,819
	thyssenkrupp AG	6,843,597	34,346
[1]	AIXTRON SE	1,468,968	34,133
	LANXESS AG	1,201,863	33,968
		Shares	Market Value• ($000)
	Aurubis AG	417,506	33,256
[1]	Hensoldt AG	795,466	31,339
	HOCHTIEF AG	294,115	30,970
*	TAG Immobilien AG	2,085,279	29,648
	Stroeer SE & Co. KGaA	438,505	28,119
*,1	Encavis AG	1,547,962	27,868
*,1	Nordex SE	1,959,749	27,586
	United Internet AG (Registered)	1,120,931	27,114
	Krones AG	203,989	26,892
*,2	TeamViewer SE	2,003,553	26,432
	Traton SE	694,991	24,682
*,1	Fraport AG Frankfurt Airport Services Worldwide	491,908	24,629
[2]	DWS Group GmbH & Co. KGaA	573,621	24,203
[1]	Siltronic AG	288,660	22,496
*,1	Evotec SE	2,169,251	22,355
	Wacker Chemie AG	208,413	22,310
	Sixt SE	212,315	20,328
	Schott Pharma AG & Co. KGaA	481,380	20,258
	Stabilus SE	325,288	20,183
*,1	Aroundtown SA	9,455,032	19,601
	Jenoptik AG	711,063	19,064
[1]	ProSiebenSat.1 Media SE	2,319,639	18,016
	Duerr AG	686,621	17,565
*	Bilfinger SE	360,315	16,771
[1]	RTL Group SA	536,189	16,528
	CANCOM SE	513,480	16,034
[2]	Befesa SA	553,597	15,827
*	Hypoport SE	58,029	15,316
*	Grand City Properties SA	1,358,553	15,172
	Fielmann Group AG	324,441	15,128
*	flatexDEGIRO AG	1,154,776	15,088
*,1	HelloFresh SE	2,233,417	14,975
*,2	Redcare Pharmacy NV	110,632	14,964
	Atoss Software AG	53,067	14,186
	Salzgitter AG	522,042	13,407
	FUCHS SE	356,431	13,030
	Deutsche Wohnen SE	655,494	12,366
	Suedzucker AG	838,357	11,965
[1]	Kontron AG	584,018	11,757
	1&1 AG	632,840	11,059
*	Deutz AG	1,759,405	10,164
	CompuGroup Medical SE & Co. KGaA	338,963	10,154
[1]	Elmos Semiconductor SE	115,154	9,541
	Hornbach Holding AG & Co. KGaA	118,391	9,290
	METRO AG	1,728,374	9,246
[1]	PNE AG	607,457	8,697
*,1	Nagarro SE	114,238	8,681
*	Ionos SE	334,639	8,567
	GRENKE AG	361,753	8,422
	Norma Group SE	414,867	8,215
[1,2]	Deutsche Pfandbriefbank AG	1,714,136	8,130
	Eckert & Ziegler SE	198,256	7,838
	Dermapharm Holding SE	226,641	7,607
	KWS Saat SE & Co. KGaA	133,374	7,334
	Indus Holding AG	265,102	7,198
	GFT Technologies SE	238,444	6,985
	Sartorius AG	29,259	6,830
	Vossloh AG	140,224	6,786
*,1	Hamburger Hafen und Logistik AG	370,753	6,597
*,1,2	Auto1 Group SE	1,292,370	6,580
	Takkt AG	465,737	6,479
*,1	SMA Solar Technology AG	120,458	6,318
	Energiekontor AG	91,288	6,267
	Deutsche Beteiligungs AG	207,264	6,108
	Wacker Neuson SE	334,253	5,979
	Adesso SE	51,200	5,949

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Kloeckner & Co. SE	825,372	5,850
[1]	Verbio SE	279,308	5,823
*	CECONOMY AG	2,430,706	5,599
*,1	Thyssenkrupp Nucera AG & Co. KGaA	419,319	5,370
	PATRIZIA SE	568,188	5,010
*,1	SGL Carbon SE	697,036	4,991
[1]	BayWa AG	195,986	4,701
*	Adtran Networks SE	214,112	4,553
	STRATEC SE	95,118	4,377
	Vitesco Technologies Group AG	63,182	4,303
	Wuestenrot & Wuerttembergische AG	234,113	3,292
	Deutsche EuroShop AG	148,915	3,010
*,1	About You Holding SE	622,604	2,988
	ElringKlinger AG	416,451	2,957
*,1	Varta AG	289,694	2,878
	Secunet Security Networks AG	17,512	2,809
	New Work SE	36,259	2,295
	Draegerwerk AG & Co. KGaA	46,714	2,172
	Basler AG	171,669	2,041
[1]	Hamburger Hafen und Logistik AG (XETR)	19,513	350
			20,071,675
Greece (0.2%)
*	National Bank of Greece SA	10,327,538	83,113
*	Eurobank Ergasias Services & Holdings SA	35,271,574	75,455
	Mytilineos SA	1,421,515	57,671
*	Piraeus Financial Holdings SA	14,003,481	56,097
*	Alpha Services & Holdings SA	29,691,017	50,137
	JUMBO SA	1,521,443	47,351
	OPAP SA	2,637,124	43,873
*	Public Power Corp. SA	2,835,215	33,842
	Hellenic Telecommunications Organization SA	1,660,428	25,225
	Motor Oil Hellas Corinth Refineries SA	801,081	23,243
	Titan Cement International SA	523,481	16,570
	Terna Energy SA	742,958	14,443
	GEK Terna SA	774,504	13,800
	HELLENiQ ENERGY Holdings SA	1,317,868	11,814
	Hellenic Telecommunications Organization SA ADR	1,384,302	10,355
*	LAMDA Development SA	1,010,118	7,413
*	Aegean Airlines SA	520,161	6,979
*	Athens International Airport SA	671,186	5,952
	Sarantis SA	449,469	5,677
	Fourlis Holdings SA	950,550	4,184
	Athens Water Supply & Sewage Co. SA	683,684	4,169
	Epsilon Net SA	321,960	4,123
	Autohellas Tourist & Trading SA	298,644	4,080
	Viohalco SA	631,789	3,881
	Cenergy Holdings SA	457,051	3,858
*	Intrakat Technical & Energy Projects SA	670,525	3,852
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	3,788
	Holding Co. ADMIE IPTO SA	1,552,263	3,684
*	Ellaktor SA	1,211,302	3,383
	Piraeus Port Authority SA	101,692	2,688
*	Intracom Holdings SA (Registered)	654,305	2,537
	Quest Holdings SA	405,424	2,509
*	Ideal Holdings SA	314,283	2,094
*,3	FF Group	554,339	—
			637,840
Hong Kong (1.3%)
	AIA Group Ltd.	157,021,494	1,150,082
	Hong Kong Exchanges & Clearing Ltd.	17,509,983	556,370
	Techtronic Industries Co. Ltd.	18,120,441	250,412
	Sun Hung Kai Properties Ltd.	19,643,609	181,212
	CK Hutchison Holdings Ltd.	36,753,760	178,505
	CLP Holdings Ltd.	22,675,811	178,369
	BOC Hong Kong Holdings Ltd.	49,524,400	151,797
		Shares	Market Value• ($000)
	Link REIT	35,177,472	150,728
	Galaxy Entertainment Group Ltd.	29,838,625	133,883
	Hang Seng Bank Ltd.	10,056,451	132,610
	Lenovo Group Ltd.	106,190,297	119,439
	Hong Kong & China Gas Co. Ltd.	150,006,177	114,058
	CK Asset Holdings Ltd.	26,536,167	113,192
	Power Assets Holdings Ltd.	18,999,421	108,984
	Jardine Matheson Holdings Ltd.	2,719,140	104,059
[2]	WH Group Ltd.	107,892,079	78,420
*	Sands China Ltd.	33,047,871	77,948
	Wharf Real Estate Investment Co. Ltd.	21,381,906	66,338
	MTR Corp. Ltd.	19,959,414	65,595
*,2	Samsonite International SA	17,983,861	63,225
	Swire Pacific Ltd. Class A	7,121,532	60,310
	PRADA SpA	7,075,478	57,703
	Henderson Land Development Co. Ltd.	17,961,942	54,152
	ASMPT Ltd.	4,268,982	53,054
	Sino Land Co. Ltd.	49,026,963	52,420
	Hongkong Land Holdings Ltd.	15,371,904	49,116
	CK Infrastructure Holdings Ltd.	8,171,176	46,160
	Wharf Holdings Ltd.	13,234,707	42,581
[1,2]	ESR Group Ltd.	37,820,851	41,447
[1]	SITC International Holdings Co. Ltd.	17,726,448	38,441
	Want Want China Holdings Ltd.	59,502,511	33,937
	Chow Tai Fook Jewellery Group Ltd.	24,217,714	32,952
[2]	Budweiser Brewing Co. APAC Ltd.	23,433,856	32,601
	Xinyi Glass Holdings Ltd.	29,158,865	31,159
	Swire Properties Ltd.	14,966,750	30,954
	AAC Technologies Holdings Inc.	9,363,792	29,802
	PCCW Ltd.	57,418,742	28,709
	Hang Lung Properties Ltd.	25,079,667	27,681
	Orient Overseas International Ltd.	1,802,669	26,292
	Bank of East Asia Ltd.	18,901,959	23,799
[2]	BOC Aviation Ltd.	2,895,636	23,031
	L'Occitane International SA	5,506,227	22,692
	Pacific Basin Shipping Ltd.	64,839,523	22,451
[1]	New World Development Co. Ltd.	19,403,422	20,605
*	Wynn Macau Ltd.	20,216,519	18,774
	Yue Yuen Industrial Holdings Ltd.	9,793,408	17,340
	MGM China Holdings Ltd.	10,269,806	17,335
	Kerry Properties Ltd.	8,300,913	16,092
	United Laboratories International Holdings Ltd.	13,379,797	15,778
	Man Wah Holdings Ltd.	21,041,993	15,357
*,1	MMG Ltd.	33,834,098	15,341
[1]	Cathay Pacific Airways Ltd.	14,008,987	15,081
	First Pacific Co. Ltd.	31,221,977	14,602
	Hang Lung Group Ltd.	11,938,649	14,167
	Hysan Development Co. Ltd.	8,423,995	13,130
	VTech Holdings Ltd.	2,212,422	12,788
*,1	SJM Holdings Ltd.	31,634,253	11,610
	Luk Fook Holdings International Ltd.	4,752,475	11,393
	Stella International Holdings Ltd.	6,017,803	10,969
*	Shangri-La Asia Ltd.	15,166,647	10,579
	NWS Holdings Ltd.	12,024,126	10,165
*	NagaCorp Ltd.	18,777,328	9,841
	Fortune REIT	18,192,671	8,938
*,1	Mongolian Mining Corp.	6,921,000	8,824
*,1	CGN Mining Co. Ltd.	34,055,000	8,778
	Vitasoy International Holdings Ltd.	10,866,026	8,110
*	Melco International Development Ltd.	10,705,822	8,042
	DFI Retail Group Holdings Ltd.	3,999,634	7,766
[1]	United Energy Group Ltd.	102,247,817	7,294
*,1	Cowell e Holdings Inc.	3,193,833	7,246
	CITIC Telecom International Holdings Ltd.	20,523,157	6,960
	Dah Sing Financial Holdings Ltd.	2,436,466	6,824
	Johnson Electric Holdings Ltd.	4,750,648	6,481

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Jinchuan Group International Resources Co. Ltd.	65,672,080	6,415
	Nexteer Automotive Group Ltd.	11,381,741	5,999
	Swire Pacific Ltd. Class B	4,356,444	5,919
	Champion REIT	25,724,197	5,731
	China Travel International Investment Hong Kong Ltd.	34,433,626	5,521
	VSTECS Holdings Ltd.	8,490,627	5,407
	Theme International Holdings Ltd.	68,220,416	5,210
	Dah Sing Banking Group Ltd.	6,354,647	5,196
*	IGG Inc.	11,292,256	4,707
*,2	Everest Medicines Ltd.	1,501,612	4,663
[1]	Huabao International Holdings Ltd.	13,335,468	4,607
	Cafe de Coral Holdings Ltd.	4,417,439	4,581
*,1,2	FIT Hon Teng Ltd.	15,241,576	4,370
*,1	Super Hi International Holding Ltd.	2,365,331	4,286
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,294,282	4,009
	Giordano International Ltd.	15,494,259	3,954
	K Wah International Holdings Ltd.	15,727,282	3,661
*,1	Vobile Group Ltd.	20,540,636	3,595
*,1	Realord Group Holdings Ltd.	4,978,715	3,434
	Kerry Logistics Network Ltd.	3,647,896	3,414
[1]	Chow Sang Sang Holdings International Ltd.	3,105,782	3,337
[2]	JS Global Lifestyle Co. Ltd.	17,078,751	3,293
	HKBN Ltd.	10,450,577	3,144
	Sunlight REIT	13,150,138	2,824
	Value Partners Group Ltd.	11,402,030	2,600
	Guotai Junan International Holdings Ltd.	34,450,952	2,495
	SUNeVision Holdings Ltd.	7,777,064	2,471
	Prosperity REIT	14,352,997	2,283
	Truly International Holdings Ltd.	20,429,268	2,199
*,1	Texhong International Group Ltd.	3,981,066	2,162
	SmarTone Telecommunications Holdings Ltd.	4,529,637	2,109
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,098
*,1	C-Mer Eye Care Holdings Ltd.	5,414,736	2,041
	LK Technology Holdings Ltd.	5,015,105	2,032
[1]	Far East Consortium International Ltd.	14,342,103	1,940
	CITIC Resources Holdings Ltd.	26,420,497	1,780
*	Shun Tak Holdings Ltd.	17,080,391	1,692
*,1	Powerlong Real Estate Holdings Ltd.	20,164,942	1,684
*,1	Television Broadcasts Ltd.	3,758,106	1,619
	Asia Cement China Holdings Corp.	5,377,727	1,376
*	Hong Kong Technology Venture Co. Ltd.	7,040,377	1,360
*	Sa Sa International Holdings Ltd.	12,964,275	1,286
	Singamas Container Holdings Ltd.	18,140,193	1,269
*,1,2	Frontage Holdings Corp.	8,010,225	1,254
*,2	Fosun Tourism Group	2,557,200	1,211
[2]	IMAX China Holding Inc.	1,338,618	1,204
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	5,537,100	1,192
*	OCI International Holdings Ltd.	10,151,955	1,129
[1]	EC Healthcare	5,072,000	843
*,1,2	Sirnaomics Ltd.	929,448	815
*	Kingkey Financial International Holdings Ltd.	45,726,646	449
*	Esprit Holdings Ltd.	10,081,719	294
*	Apollo Future Mobility Group Ltd.	3,080,324	205
*	Renze Harvest International Ltd.	7,624,782	123
*	Hong Kong Resources Holdings Co. Ltd.	190,874	23
*	CMBC Capital Holdings Ltd.	633,125	21
*,3	Convoy Global Holdings Ltd.	147,589,460	—
			5,345,416
Hungary (0.1%)
	OTP Bank Nyrt.	3,184,280	157,831
	Richter Gedeon Nyrt.	2,032,894	51,761
		Shares	Market Value• ($000)
	MOL Hungarian Oil & Gas plc	5,999,757	49,172
	Magyar Telekom Telecommunications plc	4,699,792	11,853
			270,617
Iceland (0.0%)
	Marel HF	7,883,096	27,160
[2]	Arion Banki HF	19,646,140	19,951
*	Alvotech SA	1,139,848	16,860
	Islandsbanki HF	15,350,156	11,298
	Hagar hf	13,831,173	7,328
*	Kvika banki hf	64,199,255	6,382
	Festi hf	3,946,051	5,363
	Reitir fasteignafelag hf	9,493,247	5,070
*	Hampidjan HF	4,778,808	4,781
	Sjova-Almennar Tryggingar hf	12,798,273	3,437
	Eimskipafelag Islands hf	1,472,607	3,399
	Vatryggingafelag Islands Hf	21,347,759	2,539
	Siminn HF	35,328,092	2,504
*	Olgerdin Egill Skallagrims HF	16,884,668	2,211
*	Icelandair Group HF	295,815,168	2,126
			120,409
India (5.9%)
	Reliance Industries Ltd.	46,440,402	1,630,256
	HDFC Bank Ltd.	77,209,895	1,402,177
	Infosys Ltd.	48,445,642	817,982
	Tata Consultancy Services Ltd.	14,273,642	651,451
	Bharti Airtel Ltd. (XNSE)	32,532,653	514,949
	ICICI Bank Ltd.	33,802,608	465,764
	Axis Bank Ltd.	31,461,077	439,137
	Larsen & Toubro Ltd.	9,311,750	400,274
	Mahindra & Mahindra Ltd.	12,962,760	334,360
	Hindustan Unilever Ltd.	12,253,100	327,245
	Tata Motors Ltd.	25,499,044	307,495
	Maruti Suzuki India Ltd.	1,905,928	292,406
	Bajaj Finance Ltd.	3,459,073	286,938
	NTPC Ltd.	65,475,006	284,550
	Sun Pharmaceutical Industries Ltd.	15,046,481	270,313
	Titan Co. Ltd.	5,748,528	246,654
	HCL Technologies Ltd.	14,592,170	238,071
	Tata Steel Ltd.	116,097,368	228,849
*	Zomato Ltd.	93,711,413	216,279
	ITC Ltd.	41,185,067	214,749
	Asian Paints Ltd.	6,240,307	214,654
	Power Grid Corp. of India Ltd.	57,838,978	208,612
*	Jio Financial Services Ltd.	43,587,942	196,283
	State Bank of India	19,339,064	191,030
	UltraTech Cement Ltd.	1,579,041	188,323
	Oil & Natural Gas Corp. Ltd.	53,535,560	180,723
	Adani Enterprises Ltd.	4,844,558	177,021
	Coal India Ltd.	31,298,227	170,167
	Grasim Industries Ltd.	5,798,784	167,197
	Adani Ports & Special Economic Zone Ltd.	10,263,320	162,592
	Hindalco Industries Ltd.	19,465,328	149,703
	Nestle India Ltd.	4,961,047	148,918
	JSW Steel Ltd.	13,875,038	146,187
	Bharat Electronics Ltd.	49,349,681	138,000
	Trent Ltd.	2,505,173	132,235
	Tech Mahindra Ltd.	8,379,281	126,223
*	Adani Green Energy Ltd.	5,804,901	124,739
	Hindustan Aeronautics Ltd.	2,619,523	123,619
	Tata Power Co. Ltd.	22,850,743	122,634
	Cipla Ltd.	7,069,417	118,344
	Shriram Finance Ltd.	3,853,898	117,583
*	Adani Power Ltd.	15,968,727	116,808
	Tata Consumer Products Ltd.	8,726,456	115,558
	Indian Oil Corp. Ltd.	56,788,030	114,677
	Varun Beverages Ltd.	6,433,435	113,806

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Avenue Supermarts Ltd.	2,060,875	113,719
	Dr Reddy's Laboratories Ltd.	1,470,829	109,147
*,2	InterGlobe Aviation Ltd.	2,262,298	107,875
	Eicher Motors Ltd.	1,930,428	106,277
	Power Finance Corp. Ltd.	20,037,085	105,621
	REC Ltd.	17,271,591	104,626
	Bajaj Finserv Ltd.	5,270,279	101,808
	Bajaj Auto Ltd.	942,095	100,576
	Bharat Petroleum Corp. Ltd.	13,774,290	100,230
[2]	SBI Life Insurance Co. Ltd.	5,809,556	99,950
	Apollo Hospitals Enterprise Ltd.	1,377,530	97,977
	Hero MotoCorp Ltd.	1,802,442	97,822
[2]	HDFC Life Insurance Co. Ltd.	13,625,312	95,105
*	Britannia Industries Ltd.	1,643,268	93,921
	Max Healthcare Institute Ltd.	9,109,866	91,545
	DLF Ltd.	8,557,859	91,181
	GAIL India Ltd.	36,409,803	90,956
	Vedanta Ltd.	18,540,797	88,489
*	Yes Bank Ltd.	275,876,621	86,285
	Siemens Ltd.	1,230,079	85,944
	Divi's Laboratories Ltd.	1,760,992	84,320
	Cholamandalam Investment & Finance Co. Ltd.	5,663,473	80,841
*	Suzlon Energy Ltd.	162,737,330	80,642
	TVS Motor Co. Ltd.	3,261,226	80,299
	Kotak Mahindra Bank Ltd.	4,118,252	80,040
	Indian Hotels Co. Ltd. Class A	11,433,276	78,786
	Pidilite Industries Ltd.	2,098,738	76,550
	Info Edge India Ltd.	1,057,742	76,500
	Ambuja Cements Ltd.	10,115,078	74,988
	Wipro Ltd.	13,571,058	74,737
	Godrej Consumer Products Ltd.	5,045,854	73,642
	Cummins India Ltd.	1,865,141	73,028
[2]	LTIMindtree Ltd.	1,265,187	71,060
[2]	ICICI Lombard General Insurance Co. Ltd.	3,321,647	67,888
	Havells India Ltd.	3,315,588	65,989
	Lupin Ltd.	3,316,110	65,294
*	PB Fintech Ltd.	4,284,529	64,892
[2]	HDFC Asset Management Co. Ltd.	1,386,674	64,645
*	Adani Energy Solutions Ltd.	4,887,327	62,442
	Tube Investments of India Ltd.	1,383,915	62,081
	Colgate-Palmolive India Ltd.	1,833,181	62,038
	SRF Ltd.	1,956,078	61,272
	Jindal Steel & Power Ltd.	5,377,495	59,723
	Bharat Heavy Electricals Ltd.	17,704,095	59,552
	MRF Ltd.	37,379	59,499
	CG Power & Industrial Solutions Ltd.	8,826,382	58,443
	Samvardhana Motherson International Ltd.	37,123,202	58,139
	ABB India Ltd.	731,698	57,294
	United Spirits Ltd.	3,977,858	55,959
	Voltas Ltd.	3,169,970	55,906
	Persistent Systems Ltd.	1,383,727	55,665
	Shree Cement Ltd.	186,637	54,642
	State Bank of India GDR	556,698	54,439
	Torrent Power Ltd.	2,989,984	53,904
	Supreme Industries Ltd.	883,252	53,494
	Bharat Forge Ltd.	3,479,928	52,951
	Sundaram Finance Ltd.	930,869	52,858
	Embassy Office Parks REIT	12,073,165	52,064
	Indian Railway Catering & Tourism Corp. Ltd.	4,154,245	51,585
	Punjab National Bank	30,374,779	51,227
	Aurobindo Pharma Ltd.	3,662,190	50,542
	Hindustan Petroleum Corp. Ltd.	8,391,673	49,777
	Coforge Ltd.	812,723	49,490
	Dixon Technologies India Ltd.	493,151	49,217
	Phoenix Mills Ltd.	1,296,061	48,881
	PI Industries Ltd.	1,115,937	48,772
		Shares	Market Value• ($000)
*	Indus Towers Ltd.	11,510,125	48,714
	Dabur India Ltd.	8,001,210	48,632
	Federal Bank Ltd.	24,810,501	48,191
	Bank of Baroda	14,300,267	48,082
	NMDC Ltd.	15,822,288	48,015
	NHPC Ltd.	41,112,268	47,327
*	IDFC First Bank Ltd.	47,646,586	46,762
	Container Corp. of India Ltd.	3,799,421	46,668
[2]	Indian Railway Finance Corp. Ltd.	24,610,716	46,185
[2]	Macrotech Developers Ltd.	3,101,813	45,946
	Ashok Leyland Ltd.	19,738,525	45,456
*	Godrej Properties Ltd.	1,431,865	45,256
	UPL Ltd.	7,421,542	45,041
	JSW Energy Ltd.	5,960,866	44,957
	Polycab India Ltd.	659,452	44,751
	Marico Ltd.	7,174,332	44,522
	APL Apollo Tubes Ltd.	2,362,729	44,004
	Adani Total Gas Ltd.	3,828,145	42,704
	Torrent Pharmaceuticals Ltd.	1,344,703	42,478
	Bosch Ltd.	120,071	42,215
	Tata Motors Ltd. Class A	5,171,689	42,185
	Astral Ltd.	1,639,349	41,491
	Alkem Laboratories Ltd.	715,587	41,433
*	Max Financial Services Ltd.	3,312,115	40,080
	Zydus Lifesciences Ltd.	3,506,178	40,047
	Tata Elxsi Ltd.	473,994	40,017
	KPIT Technologies Ltd.	2,227,250	39,707
*	Delhivery Ltd.	7,376,549	39,657
*	FSN E-Commerce Ventures Ltd.	18,701,146	39,480
	Jindal Stainless Ltd.	4,637,822	39,227
	Steel Authority of India Ltd.	19,905,302	38,968
	Petronet LNG Ltd.	10,384,162	38,544
	Union Bank of India Ltd.	20,502,374	37,792
*	Mankind Pharma Ltd.	1,330,174	37,604
	Canara Bank	5,020,693	37,320
	KEI Industries Ltd.	779,471	37,308
[2]	Sona Blw Precision Forgings Ltd.	4,890,184	36,554
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,295,826	36,254
	Exide Industries Ltd.	6,359,413	35,976
	Solar Industries India Ltd.	334,565	35,877
	Bajaj Holdings & Investment Ltd.	368,883	35,833
	Fortis Healthcare Ltd.	6,756,445	35,553
	Page Industries Ltd.	84,532	35,189
	SBI Cards & Payment Services Ltd.	3,991,458	34,760
[2]	AU Small Finance Bank Ltd.	4,527,647	34,305
*	GMR Airports Infrastructure Ltd.	33,528,977	34,102
	ACC Ltd.	1,120,067	33,893
	Oil India Ltd.	4,560,647	33,721
	LIC Housing Finance Ltd.	4,161,969	33,519
	Crompton Greaves Consumer Electricals Ltd.	8,732,676	33,289
	Tata Communications Ltd.	1,575,447	32,607
	Balkrishna Industries Ltd.	1,111,811	32,305
[1]	Wipro Ltd. ADR	5,881,762	31,703
	Blue Star Ltd.	1,734,062	31,017
	Mphasis Ltd.	1,118,477	30,891
	Apollo Tyres Ltd.	5,059,409	30,838
	Ipca Laboratories Ltd.	1,895,218	30,440
	BSE Ltd.	916,633	30,431
*	Muthoot Finance Ltd.	1,474,641	30,333
	Linde India Ltd.	296,078	29,228
[2]	Laurus Labs Ltd.	5,364,570	28,893
	Oberoi Realty Ltd.	1,616,416	28,678
	Oracle Financial Services Software Ltd.	315,698	28,658
	Tata Chemicals Ltd.	2,220,089	28,524
	Thermax Ltd.	506,584	28,326
	Deepak Nitrite Ltd.	964,222	28,064
	Jubilant Foodworks Ltd.	5,005,364	27,730

Total International Stock Index Fund
		Shares	Market Value• ($000)
	National Aluminium Co. Ltd.	12,262,599	27,156
	Indraprastha Gas Ltd.	4,814,156	27,009
*	IDFC Ltd.	18,439,145	26,819
	Rail Vikas Nigam Ltd.	7,810,492	26,670
	Glenmark Pharmaceuticals Ltd.	2,078,933	26,308
	Carborundum Universal Ltd.	1,522,137	25,882
	Mahindra & Mahindra Financial Services Ltd.	8,191,030	25,570
	Cyient Ltd.	1,182,049	25,500
	Coromandel International Ltd.	1,743,707	25,212
	Dalmia Bharat Ltd.	1,135,793	24,993
	Schaeffler India Ltd.	561,773	24,726
	Berger Paints India Ltd.	4,054,083	24,695
	Prestige Estates Projects Ltd.	1,481,337	24,449
[2]	Bandhan Bank Ltd.	10,860,168	24,449
	Aarti Industries Ltd.	2,757,788	24,422
	Indian Bank	3,708,993	24,335
	AIA Engineering Ltd.	535,865	24,318
	360 ONE WAM Ltd.	2,575,412	24,196
	Computer Age Management Services Ltd.	629,925	24,144
	Gujarat Fluorochemicals Ltd.	552,447	23,941
	Patanjali Foods Ltd.	1,314,637	23,742
	Angel One Ltd.	704,669	23,432
	Elgi Equipments Ltd.	2,982,487	23,216
	Bank of India	12,530,010	23,201
	Radico Khaitan Ltd.	1,102,575	23,172
	United Breweries Ltd.	945,664	23,056
	L&T Finance Ltd.	11,541,510	22,981
	Biocon Ltd.	6,262,984	22,377
	Amara Raja Energy & Mobility Ltd.	1,691,670	22,250
	Poonawalla Fincorp Ltd.	3,766,760	22,051
	Sonata Software Ltd.	2,657,055	21,999
	Apar Industries Ltd.	233,383	21,982
*	Star Health & Allied Insurance Co. Ltd.	3,159,810	21,638
	JK Cement Ltd.	451,016	21,575
	JB Chemicals & Pharmaceuticals Ltd.	940,885	21,472
	Redington Ltd.	8,197,993	21,434
*	One 97 Communications Ltd.	4,801,869	21,402
	Brigade Enterprises Ltd.	1,711,498	21,173
	UNO Minda Ltd.	2,318,738	20,468
*	Zee Entertainment Enterprises Ltd.	11,515,920	20,239
[2]	L&T Technology Services Ltd.	365,219	20,209
	Navin Fluorine International Ltd.	475,436	19,433
	Motherson Sumi Wiring India Ltd.	23,440,328	19,367
	Kalpataru Projects International Ltd.	1,316,841	19,343
	Sundram Fasteners Ltd.	1,439,860	19,264
[2]	RBL Bank Ltd.	6,119,340	19,014
*	Aditya Birla Capital Ltd.	6,822,802	18,897
	Escorts Kubota Ltd.	467,024	18,798
	IIFL Finance Ltd.	3,852,940	18,756
[2]	Syngene International Ltd.	2,251,633	18,566
	Great Eastern Shipping Co. Ltd.	1,414,768	18,436
	Housing & Urban Development Corp. Ltd.	6,855,586	18,375
	Gujarat Gas Ltd.	2,792,150	18,262
	Piramal Enterprises Ltd.	1,645,854	18,181
*	Vodafone Idea Ltd.	114,216,938	17,953
	Manappuram Finance Ltd.	7,447,191	17,781
	Central Depository Services India Ltd.	704,758	17,718
	Timken India Ltd.	440,767	17,632
	SKF India Ltd.	317,586	17,595
*	Global Health Ltd.	1,011,264	17,458
	Century Textiles & Industries Ltd.	723,183	17,262
	Castrol India Ltd.	6,729,362	16,949
	Cholamandalam Financial Holdings Ltd.	1,306,524	16,853
	Birlasoft Ltd.	2,164,248	16,792
	Hitachi Energy India Ltd.	146,497	16,783
	Honeywell Automation India Ltd.	31,023	16,743
	Multi Commodity Exchange of India Ltd.	340,665	16,738
		Shares	Market Value• ($000)
	NCC Ltd.	5,778,154	16,715
	EIH Ltd.	2,915,999	16,697
	Ramco Cements Ltd.	1,754,387	16,678
	Emami Ltd.	2,854,986	16,659
*,2	Krishna Institute of Medical Sciences Ltd.	679,806	16,570
	Kajaria Ceramics Ltd.	1,145,854	16,515
*	Aditya Birla Fashion & Retail Ltd.	5,205,590	16,378
	Hindustan Zinc Ltd.	3,198,014	16,316
	Atul Ltd.	227,487	16,308
	Intellect Design Arena Ltd.	1,261,685	16,296
	Lakshmi Machine Works Ltd.	79,910	16,138
*	PVR Inox Ltd.	987,622	16,054
	Grindwell Norton Ltd.	624,744	15,922
	Hindustan Copper Ltd.	3,423,818	15,755
	SJVN Ltd.	9,822,694	15,704
	Ajanta Pharma Ltd.	591,924	15,700
*	Jaiprakash Power Ventures Ltd.	65,687,598	15,628
	CESC Ltd.	8,810,297	15,478
	Aegis Logistics Ltd.	1,879,861	15,430
[2]	Cochin Shipyard Ltd.	985,742	15,380
	Narayana Hrudayalaya Ltd.	994,115	15,320
*,2	Lemon Tree Hotels Ltd.	8,303,946	15,149
	Whirlpool of India Ltd.	835,959	15,090
	Dr Reddy's Laboratories Ltd. ADR	204,019	14,989
	GlaxoSmithKline Pharmaceuticals Ltd.	592,221	14,806
	Natco Pharma Ltd.	1,211,653	14,727
	Kalyan Jewellers India Ltd.	2,964,216	14,652
	Bata India Ltd.	894,108	14,648
	IRB Infrastructure Developers Ltd.	18,069,556	14,644
	Himadri Speciality Chemical Ltd.	3,260,130	14,626
	Ratnamani Metals & Tubes Ltd.	384,919	14,550
	KEC International Ltd.	1,618,990	14,488
	NBCC India Ltd.	8,643,445	14,428
	Kirloskar Oil Engines Ltd.	1,168,566	14,269
	Bharti Airtel Ltd.	1,270,890	14,244
	Motilal Oswal Financial Services Ltd.	488,692	13,898
[2]	Dr Lal PathLabs Ltd.	487,886	13,851
[2]	Nippon Life India Asset Management Ltd.	1,964,738	13,835
	3M India Ltd.	37,935	13,832
	Gujarat State Petronet Ltd.	3,911,810	13,803
*,2	Tejas Networks Ltd.	1,003,112	13,726
	Mahanagar Gas Ltd.	791,627	13,683
	Indiabulls Housing Finance Ltd.	6,730,642	13,678
	Data Patterns India Ltd.	381,217	13,536
	Sobha Ltd.	632,444	13,414
	HFCL Ltd.	11,090,126	13,324
*,2	PNB Housing Finance Ltd.	1,393,957	13,269
	Karur Vysya Bank Ltd.	5,420,195	13,227
*	CreditAccess Grameen Ltd.	731,778	13,222
	Finolex Cables Ltd.	1,043,412	13,146
*	Piramal Pharma Ltd.	7,543,674	12,943
	Finolex Industries Ltd.	4,062,015	12,932
*	Reliance Power Ltd.	39,499,250	12,857
*	Aavas Financiers Ltd.	659,589	12,834
	UTI Asset Management Co. Ltd.	1,122,272	12,788
	Sanofi India Ltd.	126,731	12,636
[2]	Mindspace Business Parks REIT	2,963,325	12,595
[2]	IndiaMart InterMesh Ltd.	397,837	12,570
	Raymond Ltd.	493,388	12,392
[2]	PowerGrid Infrastructure Investment Trust	10,443,348	12,258
	Welspun Corp. Ltd.	1,803,243	12,151
	Triveni Turbine Ltd.	1,886,304	12,140
*	NMDC Steel Ltd.	15,744,962	12,102
	CRISIL Ltd.	230,996	12,050
*	Amber Enterprises India Ltd.	262,339	12,046
	Mazagon Dock Shipbuilders Ltd.	424,504	11,916
	Bharat Dynamics Ltd.	502,765	11,877

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Kaynes Technology India Ltd.	371,967	11,874
	Chambal Fertilisers & Chemicals Ltd.	2,338,387	11,868
	Tata Investment Corp. Ltd.	148,951	11,820
*	Devyani International Ltd.	5,946,244	11,815
	Can Fin Homes Ltd.	1,277,785	11,645
	Zensar Technologies Ltd.	1,583,288	11,598
	Bayer CropScience Ltd.	175,588	11,582
*	Sterling & Wilson Renewable	1,471,913	11,553
	KPR Mill Ltd.	1,130,535	11,453
	Pfizer Ltd.	224,058	11,426
	Olectra Greentech Ltd.	546,609	11,284
	Anand Rathi Wealth Ltd.	234,218	11,189
	Praj Industries Ltd.	1,700,551	11,156
*	Suven Pharmaceuticals Ltd.	1,411,464	11,132
	BEML Ltd.	265,250	11,116
[2]	Indian Energy Exchange Ltd.	5,937,491	11,103
	Bank of Maharashtra	13,240,184	11,097
	Engineers India Ltd.	3,792,482	11,073
	Asahi India Glass Ltd.	1,529,764	11,005
*	Godrej Industries Ltd.	957,117	11,003
	Ramkrishna Forgings Ltd.	1,226,046	11,000
	Voltamp Transformers Ltd.	88,367	10,988
	JBM Auto Ltd.	482,379	10,981
[2]	Endurance Technologies Ltd.	459,771	10,879
	Poly Medicure Ltd.	552,237	10,869
	ZF Commercial Vehicle Control Systems India Ltd.	65,712	10,760
	Electrosteel Castings Ltd.	4,691,454	10,754
	Jindal Saw Ltd.	1,619,350	10,715
	Firstsource Solutions Ltd.	4,205,073	10,617
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,240,754	10,579
	Rainbow Children's Medicare Ltd.	642,760	10,572
*	Affle India Ltd.	785,995	10,523
[2]	IRCON International Ltd.	3,493,082	10,458
*	Indiabulls Real Estate Ltd.	6,501,416	10,288
	Aptus Value Housing Finance India Ltd.	2,580,690	10,098
	City Union Bank Ltd.	5,188,558	9,970
	Tanla Platforms Ltd.	909,488	9,956
	HBL Power Systems Ltd.	1,625,240	9,941
	EID Parry India Ltd.	1,343,709	9,936
	Usha Martin Ltd.	2,198,201	9,898
	Jyothy Labs Ltd.	1,890,682	9,807
	Relaxo Footwears Ltd.	969,592	9,671
	CIE Automotive India Ltd.	1,635,240	9,584
	Vedant Fashions Ltd.	836,610	9,551
	Gujarat Pipavav Port Ltd.	3,776,105	9,519
	Sun TV Network Ltd.	1,188,765	9,324
*	Adani Wilmar Ltd.	2,172,566	9,286
	Granules India Ltd.	1,826,849	9,260
	Ceat Ltd.	299,169	9,196
[2]	New India Assurance Co. Ltd.	3,111,165	9,190
*	Sapphire Foods India Ltd.	536,280	9,138
*	Hindustan Construction Co. Ltd.	20,218,836	9,131
	Gujarat State Fertilizers & Chemicals Ltd.	3,102,470	9,126
[2]	Equitas Small Finance Bank Ltd.	7,833,446	9,102
	V-Guard Industries Ltd.	2,212,718	9,082
	Kansai Nerolac Paints Ltd.	2,709,969	9,062
	Swan Energy Ltd.	1,214,045	9,008
	Happiest Minds Technologies Ltd.	922,956	8,983
	Strides Pharma Science Ltd.	828,180	8,881
	Westlife Foodworld Ltd.	874,795	8,867
	Jubilant Pharmova Ltd. Class A	1,090,734	8,800
	Infibeam Avenues Ltd.	21,625,383	8,786
	PTC India Ltd.	3,262,647	8,756
	Elecon Engineering Co. Ltd.	632,175	8,575
	eClerx Services Ltd.	289,962	8,532
		Shares	Market Value• ($000)
	JK Tyre & Industries Ltd.	1,680,227	8,466
[2]	ICICI Securities Ltd.	933,434	8,456
	Mastek Ltd.	262,454	8,447
	PNC Infratech Ltd.	1,570,724	8,427
	IDBI Bank Ltd.	7,797,811	8,427
*	Inox Wind Ltd.	1,124,668	8,390
	Mangalore Refinery & Petrochemicals Ltd.	2,788,896	8,351
*	Chalet Hotels Ltd.	804,755	8,325
*	India Cements Ltd.	3,095,700	8,303
	Safari Industries India Ltd.	326,626	8,260
	Vardhman Textiles Ltd.	1,526,272	8,142
	Sumitomo Chemical India Ltd.	1,692,489	8,120
	JK Lakshmi Cement Ltd.	843,624	8,028
	Jammu & Kashmir Bank Ltd.	4,888,248	7,989
*	Medplus Health Services Ltd.	944,386	7,885
	Godawari Power & Ispat Ltd.	739,996	7,876
	South Indian Bank Ltd.	21,361,717	7,857
	Balrampur Chini Mills Ltd.	1,655,647	7,841
	Trident Ltd.	16,604,961	7,801
	Mahindra Lifespace Developers Ltd.	1,022,432	7,771
[2]	Metropolis Healthcare Ltd.	354,813	7,710
*	Reliance Infrastructure Ltd.	3,618,262	7,701
	DCM Shriram Ltd.	666,361	7,696
	Alembic Pharmaceuticals Ltd.	641,971	7,682
	Graphite India Ltd.	949,092	7,673
	Welspun Living Ltd.	4,251,288	7,618
	CMS Info Systems Ltd.	1,519,786	7,544
	Edelweiss Financial Services Ltd.	8,009,691	7,504
[2]	Aster DM Healthcare Ltd.	1,805,695	7,504
	TVS Holdings Ltd.	71,557	7,461
	Vinati Organics Ltd.	376,202	7,364
*	Lloyds Metals & Energy Ltd.	816,897	7,269
	Newgen Software Technologies Ltd.	654,280	7,250
*	Rajesh Exports Ltd.	1,906,616	7,235
	Jubilant Ingrevia Ltd.	1,092,245	7,225
	ION Exchange India Ltd.	1,062,685	7,211
	Neuland Laboratories Ltd.	78,135	7,118
	Craftsman Automation Ltd.	133,441	7,067
	Arvind Ltd.	1,850,605	6,938
*	Restaurant Brands Asia Ltd.	5,789,627	6,920
	BASF India Ltd.	153,416	6,872
	NLC India Ltd.	2,375,740	6,872
	Rhi Magnesita India Ltd.	881,952	6,854
	CCL Products India Ltd.	964,647	6,836
[2]	Quess Corp. Ltd.	912,580	6,810
	BLS International Services Ltd.	1,611,331	6,756
*	Tata Teleservices Maharashtra Ltd.	6,853,220	6,733
	GHCL Ltd.	1,077,346	6,615
	Cera Sanitaryware Ltd.	76,747	6,603
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	911,595	6,595
	Karnataka Bank Ltd.	2,378,708	6,585
	GMM Pfaudler Ltd.	379,932	6,493
	Maharashtra Seamless Ltd.	600,370	6,485
*	KSB Ltd.	119,640	6,467
	HEG Ltd.	227,492	6,432
	Bajaj Electricals Ltd.	563,414	6,384
	Bombay Burmah Trading Co.	341,483	6,374
	Nexus Select Trust	3,976,228	6,368
	VIP Industries Ltd.	966,655	6,346
	Blue Dart Express Ltd.	83,538	6,310
	Century Plyboards India Ltd.	821,451	6,256
	Route Mobile Ltd.	342,332	6,247
	Birla Corp. Ltd.	360,856	6,222
	Procter & Gamble Health Ltd.	104,698	6,164
	Zydus Wellnes Ltd.	307,009	6,122
	KNR Constructions Ltd.	1,904,049	6,043
	Capri Global Capital Ltd.	2,288,372	6,040

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JM Financial Ltd.	5,658,211	5,997
	Titagarh Rail System Ltd.	471,727	5,974
*	Nuvoco Vistas Corp. Ltd.	1,472,163	5,964
	Tamilnad Mercantile Bank Ltd.	1,021,490	5,952
*	Nuvama Wealth Management Ltd.	94,993	5,931
	Gateway Distriparks Ltd.	4,584,188	5,862
	Archean Chemical Industries Ltd.	747,559	5,837
*	Shree Renuka Sugars Ltd.	10,893,475	5,819
*	MTAR Technologies Ltd.	254,891	5,741
	Clean Science & Technology Ltd.	361,012	5,709
	Rain Industries Ltd.	2,715,637	5,655
	Fine Organic Industries Ltd.	107,545	5,652
*	Wockhardt Ltd.	829,913	5,612
*	Alok Industries Ltd.	17,220,050	5,610
	Saregama India Ltd.	1,084,521	5,587
	Balaji Amines Ltd.	210,577	5,512
	Care Ratings Ltd.	384,325	5,494
[2]	General Insurance Corp. of India	1,325,617	5,479
	Metro Brands Ltd.	424,634	5,454
*	Nazara Technologies Ltd.	711,141	5,452
	AstraZeneca Pharma India Ltd.	85,138	5,438
*	TeamLease Services Ltd.	135,390	5,372
*	Chemplast Sanmar Ltd.	892,512	5,338
*	Sheela Foam Ltd.	492,692	5,329
	Gokaldas Exports Ltd.	503,724	5,310
	JK Paper Ltd.	1,105,815	5,050
	NOCIL Ltd.	1,569,351	5,044
*	IFCI Ltd.	9,120,811	4,946
[2]	Godrej Agrovet Ltd.	739,561	4,820
	Avanti Feeds Ltd.	750,509	4,778
	NIIT Learning Systems Ltd.	800,654	4,771
	Alkyl Amines Chemicals	190,901	4,666
	EPL Ltd.	2,131,782	4,631
	TTK Prestige Ltd.	547,124	4,601
	Syrma SGS Technology Ltd.	777,991	4,543
	Jupiter Wagons Ltd.	923,532	4,512
	Orient Electric Ltd.	1,696,141	4,432
[2]	IRB InvIT Fund	5,401,851	4,430
	Rallis India Ltd.	1,362,204	4,336
	Akzo Nobel India Ltd.	146,512	4,302
	Sterlite Technologies Ltd.	2,564,815	4,208
*	Borosil Renewables Ltd.	664,402	4,170
	KRBL Ltd.	1,179,636	4,162
	Galaxy Surfactants Ltd.	131,727	4,077
	Garware Technical Fibres Ltd.	105,080	4,071
	Vaibhav Global Ltd.	800,605	3,969
	Bajaj Consumer Care Ltd.	1,292,011	3,732
*	Brightcom Group Ltd.	22,181,453	3,703
*	Allcargo Logistics Ltd.	4,213,827	3,697
*	Just Dial Ltd.	267,309	3,681
[2]	Dilip Buildcon Ltd.	645,752	3,627
	DCB Bank Ltd.	2,099,942	3,505
	Supreme Petrochem Ltd.	426,689	3,498
*	V-Mart Retail Ltd.	131,966	3,420
*	TV18 Broadcast Ltd.	6,026,659	3,329
*	Campus Activewear Ltd.	1,113,749	3,290
	Vakrangee Ltd.	9,141,161	2,916
*	Dhani Services Ltd.	4,561,963	2,833
	Kaveri Seed Co. Ltd.	265,181	2,758
	Symphony Ltd.	229,958	2,665
	Polyplex Corp. Ltd.	207,690	2,299
*	Sun Pharma Advanced Research Co. Ltd.	820,459	2,272
	NIIT Ltd.	1,142,342	1,443
*	Jai Balaji Industries Ltd.	16,356	200
	Orient Cement Ltd.	33,203	88
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			24,559,219
		Shares	Market Value• ($000)
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	764,820,997	459,875
	Bank Rakyat Indonesia Persero Tbk. PT	968,124,947	293,055
	Bank Mandiri Persero Tbk. PT	611,373,150	258,413
	Telkom Indonesia Persero Tbk. PT	639,898,758	124,050
	Astra International Tbk. PT	279,342,107	88,148
	Bank Negara Indonesia Persero Tbk. PT	206,501,912	66,439
*	Amman Mineral Internasional PT	87,373,000	52,027
*	GoTo Gojek Tokopedia Tbk. PT Class A	13,057,115,594	50,221
	Sumber Alfaria Trijaya Tbk. PT	260,474,423	46,846
	United Tractors Tbk. PT	20,636,739	31,452
	Charoen Pokphand Indonesia Tbk. PT	100,758,314	30,655
*	Merdeka Copper Gold Tbk. PT	172,048,300	27,709
	Adaro Energy Indonesia Tbk. PT	145,337,245	24,155
	Indofood Sukses Makmur Tbk. PT	61,280,972	23,532
	Kalbe Farma Tbk. PT	256,597,817	22,963
	Barito Pacific Tbk. PT	345,175,440	21,571
	Indofood CBP Sukses Makmur Tbk. PT	31,706,835	21,193
	Indah Kiat Pulp & Paper Tbk. PT	36,682,345	21,113
	Perusahaan Gas Negara Tbk. PT	146,717,291	13,249
	Semen Indonesia Persero Tbk. PT	46,087,930	13,220
	Mitra Keluarga Karyasehat Tbk. PT	73,526,492	13,113
*	Bumi Resources Minerals Tbk. PT	1,378,256,211	12,932
	Unilever Indonesia Tbk. PT	78,962,760	12,717
	Sarana Menara Nusantara Tbk. PT	254,850,499	12,591
	Indosat Tbk. PT	18,504,201	12,505
*	Bumi Resources Tbk. PT	1,969,578,029	11,981
	Aneka Tambang Tbk.	116,560,797	11,717
	AKR Corporindo Tbk. PT	112,572,807	11,579
	Bukit Asam Tbk. PT	56,253,516	10,470
	Jasa Marga Persero Tbk. PT	30,345,659	10,065
	Mitra Adiperkasa Tbk. PT	101,747,373	9,844
	Indocement Tunggal Prakarsa Tbk. PT	19,968,429	9,498
	XL Axiata Tbk. PT	61,950,858	9,401
	Ciputra Development Tbk. PT	123,707,084	9,172
	Dayamitra Telekomunikasi PT	252,450,543	8,840
	Indo Tambangraya Megah Tbk. PT	5,553,238	8,608
	Elang Mahkota Teknologi Tbk. PT	348,932,963	8,255
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,070,045	8,216
	Medco Energi Internasional Tbk. PT	92,396,934	7,581
	Vale Indonesia Tbk. PT	28,368,573	7,406
	Pakuwon Jati Tbk. PT	294,996,724	7,277
	Bank Syariah Indonesia Tbk. PT	44,543,723	7,215
	Gudang Garam Tbk. PT	6,324,136	7,079
*	Bumi Serpong Damai Tbk. PT	119,023,080	6,787
	BFI Finance Indonesia Tbk. PT	103,277,972	6,666
*	Bukalapak.com PT Tbk.	829,140,900	6,596
	Mayora Indah Tbk. PT	44,366,098	6,542
*	Japfa Comfeed Indonesia Tbk. PT	90,034,151	6,334
	ESSA Industries Indonesia Tbk. PT	130,853,955	6,261
	Avia Avian Tbk. PT	198,448,469	6,218
	Trimegah Bangun Persada Tbk. PT	104,238,300	6,204
*	Smartfren Telecom Tbk. PT	1,989,966,966	6,116
	Hanjaya Mandala Sampoerna Tbk. PT	114,806,924	6,035
	PT Tower Bersama Infrastructure Tbk.	48,285,222	5,861
	Map Aktif Adiperkasa PT	120,087,100	5,828
	Ace Hardware Indonesia Tbk. PT	94,779,821	5,441
	Summarecon Agung Tbk. PT	171,262,763	5,410
	Bank Tabungan Negara Persero Tbk. PT	65,330,984	5,293
*	Panin Financial Tbk. PT	229,496,009	4,117
*	Bank Bukopin Tbk. PT	964,264,426	3,911
*	Bank Pan Indonesia Tbk. PT	48,379,827	3,311
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	73,692,300	3,306
*,3	Waskita Karya Persero Tbk. PT	248,206,980	3,083
	Matahari Department Store Tbk. PT	26,038,081	2,549
	Bank BTPN Syariah Tbk. PT	31,155,157	2,326

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Timah Tbk. PT	39,006,201	2,185
*	MNC Digital Entertainment Tbk. PT	11,857,544	2,115
	Astra Agro Lestari Tbk. PT	5,228,592	2,088
*	Lippo Karawaci Tbk. PT	508,274,326	2,030
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	1,997
	Surya Citra Media Tbk. PT	247,868,397	1,963
*	Bank Neo Commerce Tbk. PT	128,655,752	1,935
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	27,789,583	1,734
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,602
*	Global Mediacom Tbk. PT	103,724,233	1,491
*	Petrindo Jaya Kreasi Tbk. PT	3,071,900	1,410
	Media Nusantara Citra Tbk. PT	71,859,298	1,387
*	Alam Sutera Realty Tbk. PT	163,580,519	1,327
*	Bank Raya Indonesia Tbk. PT	56,436,433	886
	Ramayana Lestari Sentosa Tbk. PT	13,691,284	404
*	Wijaya Karya Persero Tbk. PT	29,101,376	291
			2,056,988
Ireland (0.2%)
	Kingspan Group plc	2,090,861	185,977
	Kerry Group plc Class A	2,106,099	181,247
	Bank of Ireland Group plc	14,622,801	156,017
	AIB Group plc	21,437,779	110,966
	Glanbia plc	2,436,074	46,252
	Dalata Hotel Group plc	3,103,602	13,957
	Glanbia plc (XLON)	8,754	165
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			694,581
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	15,387,649	215,197
*	Nice Ltd.	878,202	196,375
	Bank Hapoalim BM	18,500,549	166,661
	Bank Leumi Le-Israel BM	20,925,191	163,052
	Israel Discount Bank Ltd. Class A	17,119,249	87,809
	Elbit Systems Ltd.	339,664	69,141
	Mizrahi Tefahot Bank Ltd.	1,897,474	69,095
*	Nova Ltd.	399,282	67,571
*	Tower Semiconductor Ltd.	1,517,792	49,116
	ICL Group Ltd.	9,931,887	46,620
	Bezeq The Israeli Telecommunication Corp. Ltd.	28,578,798	35,413
	Azrieli Group Ltd.	506,465	32,586
	Camtek Ltd.	373,487	30,392
	First International Bank of Israel Ltd.	719,539	28,561
*	Enlight Renewable Energy Ltd.	1,624,132	26,104
	Shufersal Ltd.	3,720,938	24,499
	Melisron Ltd.	353,397	24,243
	Phoenix Holdings Ltd.	2,328,845	22,247
	Mivne Real Estate KD Ltd.	8,738,637	21,005
*	Big Shopping Centers Ltd.	196,468	20,211
*	Clal Insurance Enterprises Holdings Ltd.	898,397	14,981
*	Airport City Ltd.	917,839	14,103
	Harel Insurance Investments & Financial Services Ltd.	1,529,481	13,944
	Alony Hetz Properties & Investments Ltd.	2,110,915	13,627
	Energix-Renewable Energies Ltd.	3,635,978	13,550
	Paz Oil Co. Ltd.	131,901	13,141
	Strauss Group Ltd.	708,632	13,017
	Delek Group Ltd.	109,300	12,839
	Amot Investments Ltd.	3,027,268	12,697
	Sapiens International Corp. NV	407,087	12,561
	Israel Corp. Ltd.	49,034	11,685
	Reit 1 Ltd.	2,625,455	10,552
	Hilan Ltd.	184,327	10,348
*	Fattal Holdings 1998 Ltd.	84,954	10,307
*	Shapir Engineering & Industry Ltd.	1,877,030	10,240
	FIBI Holdings Ltd.	230,079	9,582
		Shares	Market Value• ($000)
	Isracard Ltd.	2,610,579	9,550
	Oil Refineries Ltd.	32,922,991	9,539
*	Shikun & Binui Ltd.	4,412,846	9,474
*	OPC Energy Ltd.	1,203,538	9,042
	Electra Ltd.	23,631	8,986
	Formula Systems 1985 Ltd.	123,246	8,971
	Matrix IT Ltd.	438,079	8,836
	Fox Wizel Ltd.	103,667	8,231
	Menora Mivtachim Holdings Ltd.	335,379	8,084
	One Software Technologies Ltd.	561,366	7,777
	Israel Canada T.R Ltd.	2,011,519	7,410
*	Perion Network Ltd.	587,219	7,323
*	Ashtrom Group Ltd.	517,720	7,118
	Mega Or Holdings Ltd.	270,821	7,005
*	Equital Ltd.	240,682	6,668
	Kenon Holdings Ltd.	290,313	6,541
	Migdal Insurance & Financial Holdings Ltd.	4,934,570	6,248
*	Partner Communications Co. Ltd.	1,329,234	6,212
	Sella Capital Real Estate Ltd.	3,063,535	6,182
	Summit Real Estate Holdings Ltd.	509,345	6,133
	Danel Adir Yeoshua Ltd.	66,749	6,040
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	5,840
	Delta Galil Ltd.	119,477	5,316
*	Cellcom Israel Ltd.	1,210,500	5,056
	Maytronics Ltd.	578,760	4,948
	AudioCodes Ltd.	379,122	4,174
	Elco Ltd.	122,961	3,769
*	G City Ltd.	1,221,835	3,537
	Delek Automotive Systems Ltd.	622,077	3,504
*	AFI Properties Ltd.	82,901	3,363
*	Kamada Ltd.	600,360	3,184
	Ashdod Refinery Ltd.	136,926	3,082
	Gav-Yam Lands Corp. Ltd.	407,942	2,900
	IDI Insurance Co. Ltd.	94,217	2,691
			1,805,806
Italy (1.8%)
	UniCredit SpA	22,927,292	841,532
	Intesa Sanpaolo SpA	222,837,522	834,082
	Enel SpA	107,197,966	704,552
	Ferrari NV	1,633,234	671,708
	Stellantis NV	29,460,716	651,862
	Eni SpA	29,114,703	467,631
	Assicurazioni Generali SpA	17,162,631	418,467
[1]	Prysmian SpA	3,768,399	204,467
	Moncler SpA	2,826,900	192,461
	Terna - Rete Elettrica Nazionale	19,406,845	155,486
	Snam SpA	31,403,694	143,680
	FinecoBank Banca Fineco SpA	8,439,397	129,290
	Leonardo SpA	5,524,773	126,971
	Mediobanca Banca di Credito Finanziario SpA	8,889,737	126,306
[1]	Banco BPM SpA	18,873,571	123,917
	Tenaris SA	6,257,190	103,914
[2]	Poste Italiane SpA	6,269,537	79,643
	BPER Banca SpA	14,577,126	75,702
	Recordati Industria Chimica e Farmaceutica SpA	1,340,758	71,346
*,2	Nexi SpA	11,416,305	66,422
[1]	Davide Campari-Milano NV	6,559,748	65,786
*	Banca Monte dei Paschi di Siena SpA	12,395,486	59,787
	Amplifon SpA	1,783,113	59,532
	Unipol Gruppo SpA	5,951,256	53,351
[2]	Infrastrutture Wireless Italiane SpA	4,910,391	52,624
	Interpump Group SpA	1,102,396	48,020
	Brunello Cucinelli SpA	469,293	47,897
	Buzzi SpA	1,189,487	42,858
[2]	Pirelli & C SpA	6,755,348	42,714

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Banca Popolare di Sondrio SPA	5,010,685	41,863
	A2A SpA	21,124,367	41,661
	Reply SpA	313,315	40,906
	Azimut Holding SpA	1,472,478	38,803
	Hera SpA	10,647,262	38,442
	Italgas SpA	6,790,068	37,638
	Banca Mediolanum SpA	3,322,069	35,950
*,1	Telecom Italia SpA (Registered)	147,597,626	34,992
	Iveco Group NV	2,664,496	33,409
*	Saipem SpA	14,544,183	33,375
	De' Longhi SpA	953,660	31,273
[2]	BFF Bank SpA	2,406,145	30,877
	DiaSorin SpA	295,154	29,810
	Banca Generali SpA	751,113	29,418
	Brembo NV	2,014,928	25,634
*	Telecom Italia SpA (Bearer)	84,224,236	20,733
	ERG SpA	763,142	20,551
	SOL SpA	494,002	19,004
	Maire Tecnimont SpA	2,226,973	18,443
	Iren SpA	9,030,306	18,153
[2]	Technogym SpA	1,861,500	17,555
[1]	UnipolSai Assicurazioni SpA	5,971,444	17,098
*	Technoprobe SpA	2,003,360	15,963
	Saras SpA	8,457,484	15,882
[2]	Enav SpA	3,542,090	14,567
[2]	Anima Holding SpA	2,986,690	13,994
*	Lottomatica Group SpA	1,203,120	13,949
[2]	Carel Industries SpA	665,692	13,476
	Tamburi Investment Partners SpA	1,303,928	12,656
	Danieli & C Officine Meccaniche SpA	456,783	11,726
[1]	Webuild SpA	4,386,026	11,009
	Credito Emiliano SpA	1,002,698	10,592
	Sesa SpA	100,186	10,418
	ACEA SpA	587,008	10,182
[1]	Salvatore Ferragamo SpA	907,168	9,002
	El.En. SpA	712,810	8,959
	Banca IFIS SpA	400,793	8,929
	Sanlorenzo SpA	185,233	8,112
	MFE-MediaForEurope NV Class A	2,613,636	7,673
	Gruppo MutuiOnline SpA	204,159	7,631
	Salcef Group SpA	273,664	7,539
	Ariston Holding NV	1,451,432	7,470
[2]	RAI Way SpA	1,294,392	7,351
[1]	Piaggio & C SpA	2,331,737	6,798
[1]	Italmobiliare SpA	176,452	6,491
	Danieli & C Officine Meccaniche SpA Saving Shares	184,131	6,355
	Cementir Holding NV	557,340	5,901
*,1	Tod's SpA	119,099	5,459
*,2	GVS SpA	922,893	5,373
*,1	Fincantieri SpA	6,735,067	5,103
	Tinexta SpA	241,276	4,544
	MARR SpA	337,977	4,344
	Zignago Vetro SpA	297,914	3,967
*,1	Juventus Football Club SpA	1,947,219	3,666
	Arnoldo Mondadori Editore SpA	1,396,755	3,338
	MFE-MediaForEurope NV Class B	618,336	2,484
	Biesse SpA	168,856	2,192
	Datalogic SpA	299,099	1,812
	Tenaris SA ADR	52,729	1,740
	Alerion Cleanpower SpA	76,442	1,420
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	1,008
*,3	Gemina SpA	315,232	—
			7,616,671
Japan (15.9%)
	Toyota Motor Corp.	164,945,213	3,762,169
	Mitsubishi UFJ Financial Group Inc.	153,649,916	1,530,562
		Shares	Market Value• ($000)
	Sony Group Corp.	17,033,451	1,407,838
	Tokyo Electron Ltd.	6,061,877	1,329,648
	Mitsubishi Corp.	52,235,934	1,194,614
	Keyence Corp.	2,688,588	1,182,360
	Hitachi Ltd.	12,219,648	1,127,393
	Shin-Etsu Chemical Co. Ltd.	26,332,845	1,019,317
	Sumitomo Mitsui Financial Group Inc.	17,305,693	983,029
	Mitsui & Co. Ltd.	20,105,751	970,619
	Daiichi Sankyo Co. Ltd.	25,956,721	873,644
	Recruit Holdings Co. Ltd.	19,677,359	847,452
	ITOCHU Corp.	18,294,688	825,361
	Tokio Marine Holdings Inc.	25,586,289	808,690
	Honda Motor Co. Ltd.	66,213,421	753,349
	Nintendo Co. Ltd.	14,371,994	700,908
	Mizuho Financial Group Inc.	35,017,422	676,856
	SoftBank Group Corp.	13,368,165	657,454
	KDDI Corp.	21,335,533	592,035
	Fast Retailing Co. Ltd.	2,127,408	556,251
	Takeda Pharmaceutical Co. Ltd.	21,002,563	551,991
	Hoya Corp.	4,723,435	547,634
	Daikin Industries Ltd.	3,661,245	499,728
	Denso Corp.	28,319,964	482,661
	Mitsubishi Electric Corp.	26,831,095	467,664
	SoftBank Corp.	37,943,004	457,657
	Japan Tobacco Inc.	16,349,433	439,826
	Murata Manufacturing Co. Ltd.	23,239,845	424,642
	Nippon Telegraph & Telephone Corp.	386,760,075	417,570
	Seven & i Holdings Co. Ltd.	31,875,343	411,868
	Oriental Land Co. Ltd.	14,877,095	410,485
	SMC Corp.	767,431	403,183
	Marubeni Corp.	22,479,694	400,506
	Sumitomo Corp.	15,109,452	397,336
	FANUC Corp.	13,173,600	390,193
	Fujitsu Ltd.	24,552,430	379,290
	Komatsu Ltd.	12,643,974	377,500
	Mitsui Fudosan Co. Ltd.	36,936,904	375,909
	Mitsubishi Heavy Industries Ltd.	39,422,990	352,486
	Canon Inc.	12,967,587	350,972
	Bridgestone Corp.	7,736,535	341,390
	Terumo Corp.	19,778,834	335,531
	Nidec Corp.	7,138,918	334,336
	MS&AD Insurance Group Holdings Inc.	18,428,730	331,331
	ORIX Corp.	16,028,569	328,031
	Disco Corp.	1,150,886	327,825
	Renesas Electronics Corp.	19,991,806	324,582
	Advantest Corp.	10,160,804	318,040
	FUJIFILM Holdings Corp.	14,678,586	312,250
	Dai-ichi Life Holdings Inc.	12,747,502	295,245
	Suzuki Motor Corp.	24,950,324	290,566
	Chugai Pharmaceutical Co. Ltd.	8,984,150	285,731
	Central Japan Railway Co.	12,492,720	285,683
	Otsuka Holdings Co. Ltd.	6,629,205	283,444
	Mitsubishi Estate Co. Ltd.	14,944,133	273,847
	East Japan Railway Co.	14,902,285	273,144
	Kao Corp.	6,271,483	258,713
	Panasonic Holdings Corp.	29,437,827	256,947
	NEC Corp.	3,541,056	256,380
	Lasertec Corp.	1,183,317	255,248
[1]	Nippon Steel Corp.	11,256,750	252,364
	Sompo Holdings Inc.	12,644,627	250,239
	Astellas Pharma Inc.	24,831,361	238,329
	Japan Post Holdings Co. Ltd.	24,456,589	234,864
	Nomura Holdings Inc.	41,255,521	234,743
	Ajinomoto Co. Inc.	6,310,687	234,641
	Daiwa House Industry Co. Ltd.	8,322,885	234,197
	TDK Corp.	4,965,432	221,513
	Olympus Corp.	15,579,801	217,022

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kubota Corp.	13,524,153	216,924
	Asahi Group Holdings Ltd.	6,258,254	214,089
	Toyota Industries Corp.	2,207,123	209,736
	Sumitomo Mitsui Trust Holdings Inc.	9,773,376	205,484
	Aeon Co. Ltd.	9,803,291	204,970
	Japan Post Bank Co. Ltd.	19,961,024	202,611
	Kyocera Corp.	16,565,704	201,913
	Secom Co. Ltd.	2,831,671	196,695
	Toyota Tsusho Corp.	3,072,633	195,358
	Resona Holdings Inc.	30,401,312	192,250
	Sumitomo Realty & Development Co. Ltd.	5,450,119	188,595
	Subaru Corp.	8,321,353	185,807
	ENEOS Holdings Inc.	38,756,296	179,062
	Inpex Corp.	11,788,394	176,588
	Nippon Yusen KK	6,193,781	175,844
	Sekisui House Ltd.	7,554,412	173,603
	Shimano Inc.	1,052,294	171,011
	Japan Exchange Group Inc.	7,197,571	168,571
	Nitto Denko Corp.	1,959,771	162,045
	Sumitomo Electric Industries Ltd.	10,406,026	160,839
	Shionogi & Co. Ltd.	3,402,488	158,899
	Unicharm Corp.	5,321,801	158,127
	Bandai Namco Holdings Inc.	8,097,394	151,301
	Kansai Electric Power Co. Inc.	10,020,015	150,094
	Eisai Co. Ltd.	3,647,023	149,780
	Kikkoman Corp.	12,561,385	149,674
	Kirin Holdings Co. Ltd.	10,221,142	149,204
	Yaskawa Electric Corp.	3,559,574	146,664
[1]	Mitsui OSK Lines Ltd.	4,600,080	146,005
	Shiseido Co. Ltd.	5,366,640	143,656
	Daiwa Securities Group Inc.	19,409,258	142,640
	Nomura Research Institute Ltd.	5,758,450	139,342
	Nitori Holdings Co. Ltd.	1,031,893	138,101
	NTT Data Group Corp.	8,695,401	135,977
*	Tokyo Electric Power Co. Holdings Inc.	21,453,843	133,449
	Pan Pacific International Holdings Corp.	5,514,330	129,510
	Sysmex Corp.	7,862,610	125,726
	Chubu Electric Power Co. Inc.	9,631,440	123,629
	JFE Holdings Inc.	8,117,933	121,166
	Osaka Gas Co. Ltd.	5,438,291	120,925
	West Japan Railway Co.	6,367,728	120,869
	Asahi Kasei Corp.	17,113,036	119,314
	Obic Co. Ltd.	918,527	118,000
	Yamaha Motor Co. Ltd.	12,323,906	114,948
	Tokyo Gas Co. Ltd.	5,054,954	113,369
	SCREEN Holdings Co. Ltd.	1,092,626	112,734
	Kajima Corp.	5,844,804	111,969
	T&D Holdings Inc.	6,851,891	111,805
	Sumitomo Metal Mining Co. Ltd.	3,268,096	109,183
	Fuji Electric Co. Ltd.	1,725,037	107,304
	MINEBEA MITSUMI Inc.	5,646,280	105,757
	Idemitsu Kosan Co. Ltd.	15,331,190	103,871
	Ebara Corp.	1,257,100	103,628
	Obayashi Corp.	9,270,195	103,463
	Mitsubishi Chemical Group Corp.	17,634,591	102,878
	Asics Corp.	2,358,726	101,101
	Shimadzu Corp.	3,701,428	100,561
	Isuzu Motors Ltd.	7,920,766	100,379
	Nissan Motor Co. Ltd.	26,639,450	97,492
	Makita Corp.	3,365,435	97,432
	Tokyu Corp.	8,170,210	96,715
	Dai Nippon Printing Co. Ltd.	3,286,963	95,736
	Toray Industries Inc.	20,886,361	95,466
*	Rakuten Group Inc.	19,138,459	92,045
	Aisin Corp.	2,387,712	90,820
	AGC Inc.	2,438,476	90,161
	Nippon Paint Holdings Co. Ltd.	13,993,407	89,572
		Shares	Market Value• ($000)
	Mazda Motor Corp.	7,866,158	89,041
	Taisei Corp.	2,366,500	86,639
	LY Corp.	36,013,187	86,527
	TOPPAN Holdings Inc.	3,632,548	86,178
	Omron Corp.	2,500,461	85,822
	Daito Trust Construction Co. Ltd.	793,017	85,007
	SBI Holdings Inc.	3,357,800	81,756
	Ono Pharmaceutical Co. Ltd.	5,660,070	81,524
[1]	Kawasaki Kisen Kaisha Ltd.	5,775,727	81,379
	Nippon Building Fund Inc.	21,173	80,898
	Concordia Financial Group Ltd.	14,927,919	80,434
	Daifuku Co. Ltd.	3,914,314	80,180
	Capcom Co. Ltd.	4,869,724	80,168
	MEIJI Holdings Co. Ltd.	3,550,442	79,439
	Konami Group Corp.	1,308,680	78,962
	Niterra Co. Ltd.	2,405,889	78,908
	Sekisui Chemical Co. Ltd.	5,410,919	78,718
	Hankyu Hanshin Holdings Inc.	3,001,318	78,689
	Sojitz Corp.	3,045,276	78,406
	Yakult Honsha Co. Ltd.	4,008,416	78,404
	Chiba Bank Ltd.	9,188,739	77,618
	Toyo Suisan Kaisha Ltd.	1,240,398	77,567
	Dentsu Group Inc.	2,860,155	77,376
	Trend Micro Inc.	1,556,812	76,717
	Nexon Co. Ltd.	4,790,960	74,698
	Nippon Sanso Holdings Corp.	2,495,291	74,116
	Nissin Foods Holdings Co. Ltd.	2,772,441	73,984
	Yokogawa Electric Corp.	3,268,578	72,222
	Mitsubishi HC Capital Inc.	11,093,806	71,844
	Socionext Inc.	2,453,845	71,740
	MatsukiyoCocokara & Co.	5,002,357	70,937
	Keisei Electric Railway Co. Ltd.	1,900,317	70,792
	Kyoto Financial Group Inc.	3,922,332	69,814
	SUMCO Corp.	4,604,026	68,661
	Ricoh Co. Ltd.	7,893,867	68,101
	SG Holdings Co. Ltd.	5,802,296	67,916
	Isetan Mitsukoshi Holdings Ltd.	4,823,337	67,745
	TIS Inc.	3,154,166	67,362
	Mitsui Chemicals Inc.	2,357,251	67,094
	Hamamatsu Photonics KK	1,777,316	65,124
	Kintetsu Group Holdings Co. Ltd.	2,486,825	63,933
	Rohm Co. Ltd.	4,428,612	63,661
	Shizuoka Financial Group Inc.	6,753,380	63,035
	Fujikura Ltd.	3,643,411	62,610
	Japan Real Estate Investment Corp.	18,362	62,268
	Kawasaki Heavy Industries Ltd.	2,009,966	62,225
	MISUMI Group Inc.	3,813,977	62,007
	M3 Inc.	5,827,383	61,643
	Nissan Chemical Corp.	1,792,538	61,104
	Tokyu Fudosan Holdings Corp.	8,217,990	60,207
	Kurita Water Industries Ltd.	1,512,408	59,898
	Sumitomo Forestry Co. Ltd.	1,928,420	59,414
	Kyushu Electric Power Co. Inc.	6,403,570	59,405
	Seiko Epson Corp.	3,593,245	59,109
	Nomura Real Estate Master Fund Inc.	61,584	58,869
	Fukuoka Financial Group Inc.	2,208,622	58,667
	Nippon Prologis REIT Inc.	33,722	58,191
	Kyowa Kirin Co. Ltd.	3,456,846	58,054
	Japan Metropolitan Fund Investment Corp.	94,543	57,078
	Suntory Beverage & Food Ltd.	1,738,131	56,551
	Ibiden Co. Ltd.	1,486,262	56,498
	Brother Industries Ltd.	3,193,576	56,491
	Otsuka Corp.	2,824,888	56,182
[1]	KDX Realty Investment Corp.	56,860	56,083
	Tobu Railway Co. Ltd.	2,789,479	55,345
	Hikari Tsushin Inc.	340,420	55,326
	Kobe Steel Ltd.	4,521,430	55,187

Total International Stock Index Fund
	Shares	Market Value• ($000)
TOTO Ltd.	2,002,496	54,197
Hoshizaki Corp.	1,564,035	53,895
Cosmo Energy Holdings Co. Ltd.	1,120,298	53,556
Resonac Holdings Corp.	2,452,403	53,175
Tosoh Corp.	3,834,994	52,870
Hulic Co. Ltd.	5,691,632	52,446
Rohto Pharmaceutical Co. Ltd.	2,683,344	52,353
Ryohin Keikaku Co. Ltd.	3,248,333	52,328
McDonald's Holdings Co. Japan Ltd.	1,187,600	52,241
Kuraray Co. Ltd.	4,681,485	51,867
GLP J-REIT	63,718	51,823
Daiwa House REIT Investment Corp.	30,739	51,635
Horiba Ltd.	531,900	51,604
Toho Co. Ltd.	1,522,780	51,017
Tohoku Electric Power Co. Inc.	6,558,552	50,632
Amada Co. Ltd.	4,606,290	50,310
Yamato Holdings Co. Ltd.	3,759,296	49,648
Japan Post Insurance Co. Ltd.	2,614,065	49,077
Odakyu Electric Railway Co. Ltd.	4,348,467	48,888
Shimizu Corp.	7,806,346	48,356
Azbil Corp.	1,721,059	48,069
Oji Holdings Corp.	12,180,855	47,713
Zensho Holdings Co. Ltd.	1,227,969	47,595
Yokohama Rubber Co. Ltd.	1,810,627	47,392
Nippon Express Holdings Inc.	923,131	47,226
Mebuki Financial Group Inc.	13,160,120	46,556
Nisshin Seifun Group Inc.	3,547,092	46,271
NGK Insulators Ltd.	3,390,852	46,191
Tokyo Tatemono Co. Ltd.	2,725,639	45,355
NH Foods Ltd.	1,372,615	45,154
Mitsubishi Gas Chemical Co. Inc.	2,532,487	44,810
Sumitomo Chemical Co. Ltd.	20,853,868	44,553
Seibu Holdings Inc.	2,852,657	44,399
Yamaha Corp.	2,099,629	44,246
Sanwa Holdings Corp.	2,701,162	44,112
Nikon Corp.	4,244,652	43,887
Sanrio Co. Ltd.	2,596,315	43,775
Kyushu Railway Co.	2,022,390	43,514
Sumitomo Heavy Industries Ltd.	1,553,914	43,302
Skylark Holdings Co. Ltd.	3,035,956	43,264
Lawson Inc.	660,205	43,147
USS Co. Ltd.	5,600,358	42,783
Hirose Electric Co. Ltd.	401,258	42,592
Haseko Corp.	3,507,594	42,376
IHI Corp.	1,751,360	41,935
Kobe Bussan Co. Ltd.	1,938,762	41,872
Hitachi Construction Machinery Co. Ltd.	1,461,580	41,746
Medipal Holdings Corp.	2,650,870	41,574
Nomura Real Estate Holdings Inc.	1,482,976	41,519
Invincible Investment Corp.	92,624	41,499
Credit Saison Co. Ltd.	2,224,185	41,057
ANA Holdings Inc.	2,151,193	40,855
Koito Manufacturing Co. Ltd.	3,028,716	40,738
NOF Corp.	3,007,146	40,344
Santen Pharmaceutical Co. Ltd.	4,160,767	40,189
Taiyo Yuden Co. Ltd.	1,711,745	40,094
Hachijuni Bank Ltd.	5,971,387	39,835
Yamazaki Baking Co. Ltd.	1,644,214	39,796
Advance Residence Investment Corp.	18,405	39,792
Ulvac Inc.	664,724	39,748
Tokyo Ohka Kogyo Co. Ltd.	1,498,673	39,742
Iwatani Corp.	698,198	39,645
BayCurrent Consulting Inc.	1,855,660	39,502
Asahi Intecc Co. Ltd.	2,694,608	39,483
United Urban Investment Corp.	41,158	39,437
Keio Corp.	1,585,206	38,786
MonotaRO Co. Ltd.	3,232,800	38,745
		Shares	Market Value• ($000)
	Electric Power Development Co. Ltd.	2,272,800	38,608
	Lixil Corp.	3,587,326	38,530
	Square Enix Holdings Co. Ltd.	1,064,523	38,479
	DMG Mori Co. Ltd.	1,427,818	38,169
	Orix JREIT Inc.	36,205	38,163
	Marui Group Co. Ltd.	2,490,796	38,044
	Air Water Inc.	2,443,953	36,696
	Japan Airlines Co. Ltd.	2,050,389	36,330
	SCSK Corp.	1,996,296	36,291
	THK Co. Ltd.	1,655,708	36,126
	CyberAgent Inc.	5,771,417	35,959
	Taiheiyo Cement Corp.	1,566,474	35,829
	Nichirei Corp.	1,415,793	35,447
	Nagoya Railroad Co. Ltd.	2,708,833	35,333
	COMSYS Holdings Corp.	1,476,576	34,563
	Kyushu Financial Group Inc.	5,069,286	33,919
	Tokyo Century Corp.	3,397,244	33,814
	Japan Hotel REIT Investment Corp.	63,857	33,557
	Oracle Corp. Japan	446,922	33,539
	Mitsubishi Materials Corp.	1,716,032	33,536
	Tokyo Seimitsu Co. Ltd.	513,639	33,424
	Kansai Paint Co. Ltd.	2,563,592	33,373
	Persol Holdings Co. Ltd.	24,062,200	33,285
	Japan Airport Terminal Co. Ltd.	938,094	33,151
	Toyo Seikan Group Holdings Ltd.	2,111,320	32,635
	ZOZO Inc.	1,507,234	32,464
	Kinden Corp.	1,683,805	32,129
	NSK Ltd.	5,829,163	32,057
	Shinko Electric Industries Co. Ltd.	904,585	31,760
	Alfresa Holdings Corp.	2,140,682	31,724
	Tsuruha Holdings Inc.	502,357	31,711
	Toho Gas Co. Ltd.	1,229,996	31,587
	Suzuken Co. Ltd.	1,064,257	31,431
	Sapporo Holdings Ltd.	862,848	31,188
	Rinnai Corp.	1,416,214	30,686
	Daicel Corp.	3,299,825	30,649
	Lion Corp.	3,408,484	30,567
	Sumitomo Rubber Industries Ltd.	2,496,663	30,304
	Hakuhodo DY Holdings Inc.	3,245,962	30,192
	Mitsubishi Logistics Corp.	903,675	29,981
	J Front Retailing Co. Ltd.	3,435,606	29,920
	EXEO Group Inc.	2,731,660	29,773
	Open House Group Co. Ltd.	976,943	29,709
	Goldwin Inc.	488,998	29,661
	Shimamura Co. Ltd.	601,246	29,640
	Gunma Bank Ltd.	4,838,658	29,449
	Kewpie Corp.	1,450,505	29,263
[1]	Sekisui House REIT Inc.	56,925	29,168
	Stanley Electric Co. Ltd.	1,618,937	28,650
	ADEKA Corp.	1,375,916	28,593
	Chugoku Electric Power Co. Inc.	4,159,754	28,558
	Kobayashi Pharmaceutical Co. Ltd.	802,701	28,456
	Keihan Holdings Co. Ltd.	1,355,349	28,347
	JGC Holdings Corp.	2,919,427	28,141
	Sega Sammy Holdings Inc.	2,146,310	28,093
	Iyogin Holdings Inc.	3,667,725	27,991
	Nihon Kohden Corp.	1,019,286	27,713
	Hirogin Holdings Inc.	3,845,043	27,670
	Macnica Holdings Inc.	626,308	27,616
	77 Bank Ltd.	973,716	27,527
	Nifco Inc.	1,138,705	27,526
	Mitsubishi Motors Corp.	8,663,150	27,452
	Yamaguchi Financial Group Inc.	2,712,158	27,397
	Keikyu Corp.	3,437,829	27,329
	Japan Prime Realty Investment Corp.	12,602	27,269
	Kamigumi Co. Ltd.	1,262,124	27,256
	Takasago Thermal Engineering Co. Ltd.	809,683	27,144

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kagome Co. Ltd.	1,052,574	26,907
	Coca-Cola Bottlers Japan Holdings Inc.	1,920,415	26,887
	Daido Steel Co. Ltd.	2,423,045	26,718
	Sankyo Co. Ltd.	2,454,990	26,666
	Nippon Accommodations Fund Inc.	6,401	26,657
	Toyo Tire Corp.	1,404,105	26,564
	Nankai Electric Railway Co. Ltd.	1,520,012	26,467
	Nippon Electric Glass Co. Ltd.	1,069,426	26,462
	Sundrug Co. Ltd.	909,860	26,420
	Industrial & Infrastructure Fund Investment Corp.	31,943	26,413
	Food & Life Cos. Ltd.	1,396,114	26,388
	Takashimaya Co. Ltd.	1,842,359	26,116
	Teijin Ltd.	2,656,213	25,913
	Activia Properties Inc.	10,430	25,887
	LaSalle Logiport REIT	25,741	25,818
	BIPROGY Inc.	886,448	25,788
	GMO Payment Gateway Inc.	562,961	25,750
	Nabtesco Corp.	1,559,054	25,712
	Sohgo Security Services Co. Ltd.	4,609,205	25,635
	Fujitec Co. Ltd.	1,033,519	25,490
	UBE Corp.	1,384,845	25,317
	TechnoPro Holdings Inc.	1,474,361	25,113
[1]	Aozora Bank Ltd.	1,612,845	25,059
	Internet Initiative Japan Inc.	1,480,451	25,048
	Nagase & Co. Ltd.	1,441,436	24,937
	Sumitomo Bakelite Co. Ltd.	873,914	24,892
	Yamato Kogyo Co. Ltd.	462,325	24,840
	Alps Alpine Co. Ltd.	2,742,715	24,758
	Nishi-Nippon Financial Holdings Inc.	1,953,972	24,703
	Iida Group Holdings Co. Ltd.	1,924,904	24,573
	Zenkoku Hosho Co. Ltd.	691,957	24,296
	JTEKT Corp.	3,129,166	24,222
	SHO-BOND Holdings Co. Ltd.	624,295	24,108
	Sankyu Inc.	694,299	24,071
*	Rakuten Bank Ltd.	1,182,900	23,973
	Nissui Corp.	3,978,995	23,875
	Kose Corp.	462,313	23,839
	Dowa Holdings Co. Ltd.	632,045	23,668
	Mitsui Mining & Smelting Co. Ltd.	751,872	23,576
	Nippon Gas Co. Ltd.	1,444,318	23,556
	Seino Holdings Co. Ltd.	1,752,888	23,484
	Casio Computer Co. Ltd.	2,814,815	23,451
	INFRONEER Holdings Inc.	2,646,697	23,438
	Maruwa Co. Ltd.	111,093	23,410
	Dexerials Corp.	622,676	23,323
	Rorze Corp.	132,523	22,976
	Jeol Ltd.	575,642	22,807
	Yamada Holdings Co. Ltd.	7,948,178	22,752
	Fuji Soft Inc.	577,254	22,590
	Nichias Corp.	823,585	22,574
	Kyudenko Corp.	543,511	22,558
	GS Yuasa Corp.	1,195,374	22,554
	Fuyo General Lease Co. Ltd.	262,943	22,550
	Kokuyo Co. Ltd.	1,308,533	22,355
	Kadokawa Corp.	1,220,640	22,311
	Mitsui Fudosan Logistics Park Inc.	7,776	22,308
	Cosmos Pharmaceutical Corp.	241,573	22,223
	Tsumura & Co.	916,676	22,089
	Japan Logistics Fund Inc.	12,275	21,887
	NHK Spring Co. Ltd.	2,159,511	21,886
	Kaneka Corp.	843,364	21,845
	Rengo Co. Ltd.	2,895,971	21,714
	Amano Corp.	897,882	21,595
*	Money Forward Inc.	617,738	21,510
	ABC-Mart Inc.	1,079,143	21,495
	AEON REIT Investment Corp.	24,557	21,476
		Shares	Market Value• ($000)
	Calbee Inc.	977,351	21,347
	DIC Corp.	1,140,910	21,323
	Daiwabo Holdings Co. Ltd.	1,227,283	21,318
	Maruichi Steel Tube Ltd.	827,756	21,313
	Toda Corp.	3,261,757	21,304
	Japan Steel Works Ltd.	869,628	21,109
	Mabuchi Motor Co. Ltd.	1,361,736	21,090
	Sugi Holdings Co. Ltd.	1,430,227	20,985
	Miura Co. Ltd.	1,332,944	20,972
	Konica Minolta Inc.	6,237,188	20,740
	Mori Hills REIT Investment Corp.	23,791	20,703
	Hokuhoku Financial Group Inc.	1,676,915	20,571
[1]	Comforia Residential REIT Inc.	9,481	20,524
	Mizuho Leasing Co. Ltd.	2,851,410	20,369
	Tokuyama Corp.	982,743	20,278
	Hisamitsu Pharmaceutical Co. Inc.	829,294	20,120
	Welcia Holdings Co. Ltd.	1,364,774	20,066
	Sawai Group Holdings Co. Ltd.	536,607	19,997
	NOK Corp.	1,376,657	19,923
	Penta-Ocean Construction Co. Ltd.	3,949,419	19,820
	NSD Co. Ltd.	1,013,885	19,817
	Hanwa Co. Ltd.	512,670	19,726
	House Foods Group Inc.	996,491	19,634
	Chugin Financial Group Inc.	2,331,279	19,632
	Fuji Corp.	1,168,026	19,594
	Frontier Real Estate Investment Corp.	6,739	19,591
	Nippon Shinyaku Co. Ltd.	706,713	19,555
	Furukawa Electric Co. Ltd.	911,780	19,522
	MEITEC Group Holdings Inc.	1,045,715	19,503
	Morinaga Milk Industry Co. Ltd.	989,254	19,385
	Nihon M&A Center Holdings Inc.	3,539,935	19,375
	Zeon Corp.	1,922,831	19,163
	Bic Camera Inc.	1,963,512	19,066
	K's Holdings Corp.	1,983,464	19,040
*	Park24 Co. Ltd.	1,761,729	18,973
	Tomy Co. Ltd.	1,185,831	18,960
	Towa Corp.	328,373	18,911
[1]	Ito En Ltd.	776,282	18,837
	Citizen Watch Co. Ltd.	2,834,246	18,828
	Kanematsu Corp.	1,157,261	18,817
	Mitsubishi Estate Logistics REIT Investment Corp.	7,288	18,680
	Daiwa Securities Living Investments Corp.	27,438	18,631
	Koei Tecmo Holdings Co. Ltd.	1,999,707	18,600
	Toho Holdings Co. Ltd.	771,251	18,477
	Hulic REIT Inc.	19,313	18,458
	Micronics Japan Co. Ltd.	446,160	18,379
	Ezaki Glico Co. Ltd.	700,172	18,076
	OKUMA Corp.	401,526	18,034
	Nippon Kayaku Co. Ltd.	2,212,558	18,022
*	Mercari Inc.	1,556,187	17,994
	Ushio Inc.	1,364,892	17,954
	Tokai Carbon Co. Ltd.	2,698,836	17,905
	NET One Systems Co. Ltd.	1,069,626	17,898
	Shikoku Electric Power Co. Inc.	2,137,552	17,715
	Takeuchi Manufacturing Co. Ltd.	466,374	17,691
	Kakaku.com Inc.	1,536,586	17,675
	Canon Marketing Japan Inc.	642,194	17,646
	Denka Co. Ltd.	1,188,511	17,611
	Hitachi Zosen Corp.	2,252,726	17,436
	Toyoda Gosei Co. Ltd.	899,403	17,413
	Hokkaido Electric Power Co. Inc.	2,446,329	17,383
	Toagosei Co. Ltd.	1,727,586	17,378
	Fujimi Inc.	798,978	17,330
	Sotetsu Holdings Inc.	1,085,848	17,309
	Morinaga & Co. Ltd.	1,051,044	16,986
	Osaka Soda Co. Ltd.	289,116	16,956

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Shokubai Co. Ltd.	1,776,120	16,882
	Daishi Hokuetsu Financial Group Inc.	588,192	16,859
	Topcon Corp.	1,435,192	16,857
	Japan Petroleum Exploration Co. Ltd.	398,211	16,798
	Shiga Bank Ltd.	647,032	16,734
	Aica Kogyo Co. Ltd.	718,260	16,649
	Daihen Corp.	273,894	16,649
	Organo Corp.	361,844	16,599
	Harmonic Drive Systems Inc.	661,235	16,514
	TS Tech Co. Ltd.	1,340,586	16,507
	San-In Godo Bank Ltd.	2,116,143	16,484
	Nishi-Nippon Railroad Co. Ltd.	1,056,453	16,459
	Sangetsu Corp.	772,888	16,431
	Yaoko Co. Ltd.	303,000	16,381
	OBIC Business Consultants Co. Ltd.	398,395	16,279
	Yoshinoya Holdings Co. Ltd.	885,220	16,212
	Mori Trust REIT Inc.	34,911	16,198
	Ship Healthcare Holdings Inc.	1,088,088	16,188
	Kandenko Co. Ltd.	1,447,195	16,143
	Aeon Mall Co. Ltd.	1,396,839	15,970
	NEC Networks & System Integration Corp.	960,703	15,959
	Seven Bank Ltd.	8,886,193	15,885
	Hazama Ando Corp.	2,125,961	15,851
	Nikkon Holdings Co. Ltd.	804,176	15,784
	Tsubakimoto Chain Co.	458,306	15,779
	Takara Holdings Inc.	2,384,843	15,667
[1]	Hokuetsu Corp.	1,856,692	15,659
	Inaba Denki Sangyo Co. Ltd.	665,079	15,517
*	PeptiDream Inc.	1,217,363	15,512
	Okumura Corp.	495,338	15,497
	OSG Corp.	1,184,145	15,271
	Suruga Bank Ltd.	2,500,731	15,252
	CKD Corp.	809,116	15,122
[1]	NTT UD REIT Investment Corp.	19,662	15,074
[1]	Workman Co. Ltd.	612,680	15,052
	Japan Elevator Service Holdings Co. Ltd.	968,104	15,045
*,1	Sharp Corp.	2,862,757	15,027
	Nakanishi Inc.	971,754	14,928
	Resorttrust Inc.	900,036	14,896
[1]	NS Solutions Corp.	450,656	14,679
	DTS Corp.	536,073	14,624
	Okamura Corp.	964,673	14,609
	Nisshinbo Holdings Inc.	1,924,570	14,590
	MIRAIT ONE Corp.	1,177,964	14,383
[1]	Ain Holdings Inc.	377,470	14,286
	Toridoll Holdings Corp.	593,488	14,262
	Juroku Financial Group Inc.	473,210	14,213
[1]	Kyoritsu Maintenance Co. Ltd.	664,910	14,180
	Mitsui High-Tec Inc.	311,441	13,945
	Anritsu Corp.	1,825,371	13,917
	Japan Excellent Inc.	16,974	13,866
[1]	Mitsui E&S Co. Ltd.	1,273,207	13,802
*	SHIFT Inc.	150,018	13,800
	NIPPON REIT Investment Corp.	6,102	13,782
	Hokuriku Electric Power Co.	2,353,219	13,767
	Pigeon Corp.	1,488,895	13,571
	Acom Co. Ltd.	5,239,831	13,511
	Lintec Corp.	675,643	13,470
	Tokyu REIT Inc.	13,022	13,399
	Kotobuki Spirits Co. Ltd.	1,291,715	13,300
	PALTAC Corp.	439,349	13,298
	Daiwa Office Investment Corp.	3,647	13,297
	Pilot Corp.	494,213	13,227
[1]	Colowide Co. Ltd.	967,457	13,180
	Rakus Co. Ltd.	1,297,391	13,114
	Kureha Corp.	733,755	13,081
	AEON Financial Service Co. Ltd.	1,570,705	13,075
		Shares	Market Value• ($000)
	Nipro Corp.	1,613,711	13,056
	ARE Holdings Inc.	1,000,873	12,937
	Okasan Securities Group Inc.	2,699,421	12,931
	GMO internet group Inc.	786,982	12,922
	Nippon Soda Co. Ltd.	351,653	12,900
	Izumi Co. Ltd.	555,231	12,899
	Daiichikosho Co. Ltd.	1,102,978	12,874
	Nitto Boseki Co. Ltd.	359,166	12,873
	Duskin Co. Ltd.	616,417	12,814
[1]	Nomura Micro Science Co. Ltd.	399,200	12,764
	Tadano Ltd.	1,583,230	12,705
	Takuma Co. Ltd.	1,015,115	12,703
	Relo Group Inc.	1,457,655	12,671
	Toyota Boshoku Corp.	856,736	12,670
	Wacoal Holdings Corp.	573,529	12,553
	H2O Retailing Corp.	1,109,770	12,540
	Kumagai Gumi Co. Ltd.	471,131	12,421
	Jaccs Co. Ltd.	344,137	12,367
	Meidensha Corp.	556,200	12,325
*,1	JSR Corp.	449,086	12,320
	Heiwa Real Estate REIT Inc.	13,704	12,286
	Mizuno Corp.	253,026	12,280
	Monex Group Inc.	2,373,473	12,263
	Kusuri no Aoki Holdings Co. Ltd.	655,147	12,215
	Aichi Financial Group Inc.	646,033	12,185
	Heiwa Real Estate Co. Ltd.	437,891	12,106
	SKY Perfect JSAT Holdings Inc.	2,054,208	12,088
	TBS Holdings Inc.	463,300	12,074
	Descente Ltd.	534,832	12,059
	Glory Ltd.	667,709	12,031
[1]	Hoshino Resorts REIT Inc.	3,421	11,975
	Ferrotec Holdings Corp.	630,500	11,971
*	DeNA Co. Ltd.	1,183,835	11,940
	Taikisha Ltd.	404,695	11,936
	Seria Co. Ltd.	703,750	11,929
	Star Asia Investment Corp.	30,562	11,923
	Hyakugo Bank Ltd.	2,894,410	11,904
	UACJ Corp.	388,775	11,877
	Yodogawa Steel Works Ltd.	376,059	11,803
	Sanken Electric Co. Ltd.	270,970	11,699
	Sumitomo Warehouse Co. Ltd.	706,216	11,695
	DCM Holdings Co. Ltd.	1,262,982	11,693
	EDION Corp.	1,124,022	11,612
	Riken Keiki Co. Ltd.	473,782	11,593
	Aiful Corp.	3,975,561	11,548
	Daiseki Co. Ltd.	607,614	11,548
	NTN Corp.	5,796,503	11,503
	Saizeriya Co. Ltd.	339,335	11,458
	Inabata & Co. Ltd.	556,768	11,350
[1]	Toei Animation Co. Ltd.	683,000	11,304
	Senko Group Holdings Co. Ltd.	1,540,421	11,289
	Makino Milling Machine Co. Ltd.	281,129	11,277
	Joyful Honda Co. Ltd.	789,763	11,232
	Max Co. Ltd.	502,067	11,203
	Tokai Tokyo Financial Holdings Inc.	3,056,904	11,202
	Japan Securities Finance Co. Ltd.	1,104,720	11,199
	Arcs Co. Ltd.	569,554	11,179
[1]	Ryoyo Ryosan Holdings Inc.	633,735	11,171
[1]	Nippn Corp.	722,305	11,147
	Nishimatsu Construction Co. Ltd.	384,858	11,128
	Kissei Pharmaceutical Co. Ltd.	485,401	11,122
	Fancl Corp.	949,064	11,085
	H.U. Group Holdings Inc.	728,404	11,073
	Tokyo Steel Manufacturing Co. Ltd.	1,043,818	11,073
	Toei Co. Ltd.	466,100	11,064
	Financial Partners Group Co. Ltd.	786,520	11,022
	North Pacific Bank Ltd.	3,830,557	11,017

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fuji Kyuko Co. Ltd.	514,585	10,986
	Japan Material Co. Ltd.	777,090	10,963
	Round One Corp.	2,471,666	10,857
	Sumitomo Osaka Cement Co. Ltd.	436,298	10,832
*	Hino Motors Ltd.	3,700,876	10,803
	Open Up Group Inc.	852,519	10,800
	Sanki Engineering Co. Ltd.	766,834	10,765
	Nojima Corp.	899,668	10,749
	As One Corp.	651,674	10,737
	Artience Co. Ltd.	579,052	10,731
	Dentsu Soken Inc.	319,187	10,574
	Leopalace21 Corp.	3,181,823	10,531
	Tokyo Kiraboshi Financial Group Inc.	352,783	10,472
	Monogatari Corp.	386,715	10,448
	Yuasa Trading Co. Ltd.	285,677	10,439
	TOKAI Holdings Corp.	1,695,119	10,426
	JVCKenwood Corp.	2,035,556	10,348
	Japan Aviation Electronics Industry Ltd.	636,758	10,230
	Sakata Seed Corp.	442,473	10,195
*	Nxera Pharma Co. Ltd.	1,099,700	10,172
	FP Corp.	632,100	10,171
	SWCC Corp.	383,028	10,099
	Tri Chemical Laboratories Inc.	362,126	10,073
	Maruha Nichiro Corp.	515,927	10,063
	Nisshin Oillio Group Ltd.	312,822	10,049
	C Uyemura & Co. Ltd.	153,236	10,030
	Global One Real Estate Investment Corp.	14,716	10,014
	Kaken Pharmaceutical Co. Ltd.	458,560	9,968
	Fukuoka REIT Corp.	9,279	9,967
	Seiko Group Corp.	376,603	9,962
	Mani Inc.	858,486	9,946
	Nippon Light Metal Holdings Co. Ltd.	833,115	9,886
	Seiren Co. Ltd.	591,283	9,850
	Fujitsu General Ltd.	762,839	9,840
*	Sansan Inc.	1,069,993	9,827
	Pola Orbis Holdings Inc.	1,061,593	9,741
	Itoham Yonekyu Holdings Inc.	373,112	9,737
	ARCLANDS Corp.	788,649	9,708
	Create Restaurants Holdings Inc.	1,406,270	9,691
	Toyo Tanso Co. Ltd.	195,110	9,624
	San-Ai Obbli Co. Ltd.	730,584	9,584
	Noritake Co. Ltd.	363,348	9,538
	SMS Co. Ltd.	688,290	9,524
	Senshu Ikeda Holdings Inc.	3,726,785	9,487
	Fuji Oil Holdings Inc.	643,841	9,476
	Taiyo Holdings Co. Ltd.	463,368	9,443
	Fukuyama Transporting Co. Ltd.	389,216	9,405
	Iino Kaiun Kaisha Ltd.	1,169,066	9,397
	Nitto Kogyo Corp.	350,114	9,391
	Megmilk Snow Brand Co. Ltd.	579,940	9,366
	Kato Sangyo Co. Ltd.	322,490	9,352
	Heiwa Corp.	744,980	9,332
*,1	Atom Corp.	1,626,810	9,308
	Kaga Electronics Co. Ltd.	235,362	9,272
	Kiyo Bank Ltd.	806,172	9,261
	KYB Corp.	270,163	9,223
	Komeri Co. Ltd.	379,799	9,209
	Kohnan Shoji Co. Ltd.	325,691	9,198
[1]	Sakura Internet Inc.	246,000	9,175
	Topre Corp.	567,903	9,167
*	Appier Group Inc.	1,104,900	9,107
	Hokkoku Financial Holdings Inc.	283,392	9,097
	Toyobo Co. Ltd.	1,272,586	9,031
	Starts Corp. Inc.	400,037	9,024
	Nippon Paper Industries Co. Ltd.	1,296,589	9,015
[1]	Namura Shipbuilding Co. Ltd.	722,400	9,007
*	M&A Research Institute Holdings Inc.	284,694	8,997
		Shares	Market Value• ($000)
	Autobacs Seven Co. Ltd.	882,608	8,924
	Kyorin Pharmaceutical Co. Ltd.	765,508	8,920
	Mitsui-Soko Holdings Co. Ltd.	302,117	8,911
	Paramount Bed Holdings Co. Ltd.	521,386	8,884
	Meiko Electronics Co. Ltd.	271,512	8,859
	Nihon Parkerizing Co. Ltd.	1,150,098	8,844
	Tokai Rika Co. Ltd.	647,536	8,817
	Sekisui Jushi Corp.	537,035	8,777
	Royal Holdings Co. Ltd.	560,122	8,756
	Kitz Corp.	1,028,554	8,755
	Tokyo Electron Device Ltd.	243,352	8,738
[1]	Nextage Co. Ltd.	497,039	8,726
	Mitsubishi Logisnext Co. Ltd.	884,089	8,719
	Shoei Co. Ltd.	677,352	8,678
	Trusco Nakayama Corp.	524,366	8,674
	Mitsubishi Pencil Co. Ltd.	568,529	8,673
	Hosiden Corp.	693,826	8,664
	Nippon Pillar Packing Co. Ltd.	218,045	8,589
	Daiei Kankyo Co. Ltd.	513,400	8,580
	Nishimatsuya Chain Co. Ltd.	618,501	8,577
	Mitsuboshi Belting Ltd.	278,250	8,534
	Digital Garage Inc.	483,428	8,526
	SBI Sumishin Net Bank Ltd.	569,800	8,520
	ASKUL Corp.	563,716	8,513
	Exedy Corp.	461,484	8,449
[1]	Kura Sushi Inc.	271,955	8,441
	Shochiku Co. Ltd.	138,908	8,418
[1]	Ichigo Office REIT Investment Corp.	16,366	8,392
	Nichiha Corp.	359,076	8,373
	Bank of Nagoya Ltd.	186,109	8,311
	TKC Corp.	360,101	8,287
	Oki Electric Industry Co. Ltd.	1,154,383	8,250
*	JMDC Inc.	407,689	8,247
	Katitas Co. Ltd.	684,054	8,241
	Tamron Co. Ltd.	177,053	8,233
	MOS Food Services Inc.	371,973	8,227
	MIXI Inc.	538,746	8,222
	Yokogawa Bridge Holdings Corp.	451,974	8,198
	Chugoku Marine Paints Ltd.	624,782	8,177
	Mitsubishi Shokuhin Co. Ltd.	230,318	8,167
	Toyo Construction Co. Ltd.	1,005,428	8,146
	Shin Nippon Air Technologies Co. Ltd.	321,514	8,132
	Ariake Japan Co. Ltd.	249,374	8,126
	Eizo Corp.	252,596	8,116
	Daio Paper Corp.	1,133,474	8,115
	Ichibanya Co. Ltd.	1,163,585	8,034
	Justsystems Corp.	460,120	8,015
	Fukuda Denshi Co. Ltd.	193,054	8,005
	Ohsho Food Service Corp.	161,423	8,000
	Musashino Bank Ltd.	408,328	7,996
	CRE Logistics REIT Inc.	8,310	7,954
	Bunka Shutter Co. Ltd.	734,683	7,918
	Funai Soken Holdings Inc.	521,700	7,893
	Raito Kogyo Co. Ltd.	607,404	7,892
	Adastria Co. Ltd.	361,401	7,869
	JAFCO Group Co. Ltd.	691,589	7,805
	Valor Holdings Co. Ltd.	507,547	7,776
	Nanto Bank Ltd.	403,962	7,764
	UT Group Co. Ltd.	365,987	7,675
	Fuji Media Holdings Inc.	645,445	7,671
	Ai Holdings Corp.	496,950	7,643
	KH Neochem Co. Ltd.	491,350	7,545
	Fuji Seal International Inc.	586,314	7,534
	Awa Bank Ltd.	440,741	7,509
	FCC Co. Ltd.	526,353	7,489
	Torishima Pump Manufacturing Co. Ltd.	412,355	7,445
	Ichigo Inc.	2,755,302	7,422

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Transcosmos Inc.	342,958	7,414
	San-A Co. Ltd.	246,000	7,383
	Keiyo Bank Ltd.	1,490,666	7,329
	Tocalo Co. Ltd.	634,630	7,313
	Japan Lifeline Co. Ltd.	995,564	7,307
	Noevir Holdings Co. Ltd.	220,752	7,304
	Sinfonia Technology Co. Ltd.	341,614	7,249
	Matsui Securities Co. Ltd.	1,413,197	7,233
	Raiznext Corp.	558,662	7,182
	Amvis Holdings Inc.	524,200	7,152
	SAMTY Co. Ltd.	419,195	7,151
	KOMEDA Holdings Co. Ltd.	435,094	7,142
	Yamazen Corp.	812,918	7,139
	Nichicon Corp.	836,848	7,084
	Arata Corp.	319,254	7,073
	SOSiLA Logistics REIT Inc.	8,978	7,069
	Premium Group Co. Ltd.	503,263	7,064
	NPR-RIKEN Corp.	383,378	7,054
	Hankyu Hanshin REIT Inc.	7,879	7,053
[1]	Token Corp.	102,715	7,048
*	Medley Inc.	307,400	7,046
	Chilled & Frozen Logistics Holdings Co. Ltd.	333,425	7,039
	Showa Sangyo Co. Ltd.	312,647	7,009
	Japan Wool Textile Co. Ltd.	806,667	6,964
	PAL GROUP Holdings Co. Ltd.	583,182	6,960
	JCU Corp.	290,328	6,931
	Takara Standard Co. Ltd.	567,428	6,922
	MCJ Co. Ltd.	788,120	6,880
[1]	Kanamoto Co. Ltd.	408,236	6,866
	Shibaura Machine Co. Ltd.	306,422	6,860
	Ogaki Kyoritsu Bank Ltd.	478,220	6,850
	Life Corp.	273,224	6,825
	FP Partner Inc.	214,234	6,823
	Toshiba TEC Corp.	338,587	6,810
	Create SD Holdings Co. Ltd.	314,989	6,807
	Menicon Co. Ltd.	705,372	6,806
	Simplex Holdings Inc.	419,414	6,776
	Infomart Corp.	2,890,279	6,748
	Hiday Hidaka Corp.	377,515	6,710
	Fuso Chemical Co. Ltd.	260,529	6,691
	Heiwado Co. Ltd.	433,362	6,682
	Ricoh Leasing Co. Ltd.	196,312	6,672
	TOMONY Holdings Inc.	2,514,670	6,647
	Totetsu Kogyo Co. Ltd.	329,994	6,592
	Towa Pharmaceutical Co. Ltd.	365,282	6,575
	Dai-Dan Co. Ltd.	370,762	6,570
	GungHo Online Entertainment Inc.	445,553	6,550
	Mochida Pharmaceutical Co. Ltd.	324,658	6,549
	Musashi Seimitsu Industry Co. Ltd.	616,620	6,534
	Advance Logistics Investment Corp.	8,450	6,519
[1]	Kumiai Chemical Industry Co. Ltd.	1,277,356	6,510
[1]	Mirai Corp.	22,718	6,505
	en Japan Inc.	389,947	6,483
[1]	KFC Holdings Japan Ltd.	199,806	6,480
	Gunze Ltd.	190,259	6,449
	Pacific Industrial Co. Ltd.	625,172	6,448
	Wacom Co. Ltd.	1,676,874	6,440
	IDOM Inc.	723,171	6,413
	Nippon Densetsu Kogyo Co. Ltd.	465,718	6,392
	Ryobi Ltd.	364,848	6,337
	Itoki Corp.	529,400	6,324
	Central Glass Co. Ltd.	355,188	6,308
	Idec Corp.	357,247	6,306
	Central Automotive Products Ltd.	172,129	6,301
	Systena Corp.	3,780,552	6,299
	Kyokuto Kaihatsu Kogyo Co. Ltd.	384,677	6,274
	Aoyama Trading Co. Ltd.	608,837	6,254
		Shares	Market Value• ($000)
	Totech Corp.	314,700	6,224
	ZERIA Pharmaceutical Co. Ltd.	469,155	6,222
*,1	HIS Co. Ltd.	559,278	6,214
	Chudenko Corp.	307,452	6,204
	Belc Co. Ltd.	129,551	6,183
	Toa Corp.	894,496	6,180
[1]	Senshu Electric Co. Ltd.	176,700	6,158
	Sakata INX Corp.	602,741	6,122
*	PKSHA Technology Inc.	220,654	6,078
	Prima Meat Packers Ltd.	414,017	6,056
	U-Next Holdings Co. Ltd.	216,442	6,048
	Eiken Chemical Co. Ltd.	471,647	5,998
	Tsurumi Manufacturing Co. Ltd.	263,578	5,956
*	Sumitomo Pharma Co. Ltd.	2,353,207	5,939
[1]	Maeda Kosen Co. Ltd.	271,155	5,934
	Shinmaywa Industries Ltd.	777,217	5,926
*	Chiyoda Corp.	2,139,983	5,901
	Hyakujushi Bank Ltd.	320,646	5,874
	Nomura Co. Ltd.	1,087,887	5,855
*	RENOVA Inc.	623,155	5,855
	Okinawa Cellular Telephone Co.	270,383	5,810
[1]	Nagawa Co. Ltd.	124,105	5,796
	Takara Leben Real Estate Investment Corp.	8,920	5,781
	Nitta Corp.	223,659	5,771
	Sanyo Denki Co. Ltd.	122,109	5,757
	Tosei Corp.	368,633	5,755
	Riso Kagaku Corp.	308,072	5,751
	Press Kogyo Co. Ltd.	1,168,269	5,748
	Hogy Medical Co. Ltd.	242,875	5,740
*,1	Anycolor Inc.	416,800	5,738
	Earth Corp.	206,034	5,734
	One REIT Inc.	3,404	5,731
	Kosaido Holdings Co. Ltd.	1,240,100	5,724
	Restar Corp.	302,308	5,721
	Itochu Enex Co. Ltd.	588,742	5,698
	Nippon Seiki Co. Ltd.	626,626	5,698
	Fuji Co. Ltd.	465,749	5,679
	Wakita & Co. Ltd.	571,067	5,666
	Morita Holdings Corp.	481,238	5,665
	Onward Holdings Co. Ltd.	1,469,525	5,657
	Fukushima Galilei Co. Ltd.	141,309	5,650
	Valqua Ltd.	201,622	5,636
	Bando Chemical Industries Ltd.	496,007	5,614
	Sinko Industries Ltd.	220,953	5,611
	Zojirushi Corp.	572,699	5,586
	Modec Inc.	282,062	5,565
	AZ-COM MARUWA Holdings Inc.	724,479	5,552
	Aeon Delight Co. Ltd.	233,813	5,530
[1]	Tsuburaya Fields Holdings Inc.	484,142	5,524
[1]	Tokyotokeiba Co. Ltd.	200,222	5,519
	Nissha Co. Ltd.	512,522	5,517
	Kisoji Co. Ltd.	344,989	5,504
	Star Micronics Co. Ltd.	462,815	5,495
	Furuya Metal Co. Ltd.	78,500	5,491
	Noritsu Koki Co. Ltd.	279,703	5,488
	Okamoto Industries Inc.	174,470	5,473
	T Hasegawa Co. Ltd.	280,224	5,472
[1]	TSI Holdings Co. Ltd.	979,724	5,468
	Roland DG Corp.	154,745	5,460
	Taihei Dengyo Kaisha Ltd.	194,002	5,460
	YAMABIKO Corp.	411,748	5,449
	Maruzen Showa Unyu Co. Ltd.	181,710	5,436
	Nippon Yakin Kogyo Co. Ltd.	183,095	5,417
	Ishihara Sangyo Kaisha Ltd.	467,186	5,412
	Nikkiso Co. Ltd.	677,292	5,409
	Ringer Hut Co. Ltd.	367,469	5,399
	Elecom Co. Ltd.	569,885	5,393

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Strike Co. Ltd.	192,299	5,377
	Asahi Yukizai Corp.	171,357	5,350
	Nachi-Fujikoshi Corp.	247,426	5,348
	Iriso Electronics Co. Ltd.	273,138	5,341
	Sagami Holdings Corp.	561,041	5,313
	Tsugami Corp.	615,390	5,313
	Yellow Hat Ltd.	408,602	5,311
	Hirata Corp.	118,366	5,296
	Konoike Transport Co. Ltd.	365,132	5,294
[1]	Sumiseki Holdings Inc.	631,000	5,282
	Nissan Shatai Co. Ltd.	816,783	5,280
	Sumitomo Mitsui Construction Co. Ltd.	2,049,018	5,277
	Kurabo Industries Ltd.	223,134	5,251
	Integrated Design & Engineering Holdings Co. Ltd.	176,630	5,240
	Shibuya Corp.	234,222	5,235
	Nishio Holdings Co. Ltd.	204,682	5,230
	Orient Corp.	798,912	5,214
	Marusan Securities Co. Ltd.	800,935	5,176
	Milbon Co. Ltd.	262,615	5,162
	Maxell Ltd.	521,059	5,141
	Oiles Corp.	338,939	5,127
	Uchida Yoko Co. Ltd.	115,466	5,117
	Nichireki Co. Ltd.	333,982	5,095
*,1	Outsourcing Inc.	460,230	5,082
	Konishi Co. Ltd.	595,272	5,055
	Nippon Kanzai Holdings Co. Ltd.	307,121	5,049
[1]	Tama Home Co. Ltd.	181,552	5,024
	Axial Retailing Inc.	750,836	5,018
	Hakuto Co. Ltd.	144,959	5,006
	Doutor Nichires Holdings Co. Ltd.	372,086	4,983
	Toho Bank Ltd.	2,320,023	4,981
	Fujimori Kogyo Co. Ltd.	183,703	4,971
*	Megachips Corp.	214,267	4,968
	Futaba Industrial Co. Ltd.	847,093	4,968
	West Holdings Corp.	297,200	4,959
	Nippon Carbon Co. Ltd.	140,561	4,956
	Infocom Corp.	288,954	4,944
	Hioki EE Corp.	123,836	4,938
	Furukawa Co. Ltd.	389,117	4,933
[1]	Shoei Foods Corp.	180,252	4,922
[1]	Yamae Group Holdings Co. Ltd.	297,900	4,897
	BML Inc.	264,031	4,877
	Nagaileben Co. Ltd.	326,388	4,869
	Shizuoka Gas Co. Ltd.	794,373	4,861
[1]	Enplas Corp.	89,393	4,842
	Mimasu Semiconductor Industry Co. Ltd.	209,481	4,832
[1]	United Super Markets Holdings Inc.	843,306	4,813
	Prestige International Inc.	1,126,177	4,809
	Optex Group Co. Ltd.	409,550	4,808
	Argo Graphics Inc.	187,382	4,807
	eGuarantee Inc.	439,084	4,799
[1]	Sun Corp.	226,600	4,790
	Shin-Etsu Polymer Co. Ltd.	490,631	4,789
	Tachi-S Co. Ltd.	377,270	4,786
	Mitsuuroko Group Holdings Co. Ltd.	558,859	4,785
[1]	Toyo Gosei Co. Ltd.	93,134	4,778
	ESPEC Corp.	254,346	4,752
	Sun Frontier Fudousan Co. Ltd.	380,927	4,738
	Piolax Inc.	277,719	4,718
	dip Corp.	279,125	4,717
	Future Corp.	465,951	4,701
	Sumitomo Densetsu Co. Ltd.	208,468	4,683
	Krosaki Harima Corp.	216,560	4,681
	Yamagata Bank Ltd.	624,700	4,652
	Noritz Corp.	411,470	4,647
	Siix Corp.	450,535	4,645
		Shares	Market Value• ($000)
	Okinawa Electric Power Co. Inc.	621,920	4,640
	Mitani Sekisan Co. Ltd.	126,500	4,636
	Tokyu Construction Co. Ltd.	854,830	4,600
	Vital KSK Holdings Inc.	588,547	4,593
	TPR Co. Ltd.	310,444	4,588
	Retail Partners Co. Ltd.	427,980	4,578
	Meisei Industrial Co. Ltd.	538,608	4,578
	Zuken Inc.	174,965	4,572
	MEC Co. Ltd.	174,170	4,569
	Bell System24 Holdings Inc.	464,874	4,568
	Furuno Electric Co. Ltd.	343,223	4,561
	DyDo Group Holdings Inc.	263,510	4,561
	Nittetsu Mining Co. Ltd.	145,028	4,558
	Sintokogio Ltd.	572,453	4,557
	Daiichi Jitsugyo Co. Ltd.	345,103	4,531
	Mirai Industry Co. Ltd.	172,546	4,520
	KeePer Technical Laboratory Co. Ltd.	158,496	4,507
	Aeon Hokkaido Corp.	763,846	4,493
	S Foods Inc.	232,439	4,487
[1]	Shibaura Mechatronics Corp.	117,600	4,479
	Roland Corp.	164,739	4,478
	Tachibana Eletech Co. Ltd.	234,508	4,474
	Hamakyorex Co. Ltd.	181,402	4,472
	Joshin Denki Co. Ltd.	276,614	4,462
	Nippon Signal Co. Ltd.	687,242	4,449
	TOA Road Corp.	537,835	4,428
	Yurtec Corp.	477,350	4,423
	Osaka Organic Chemical Industry Ltd.	212,655	4,408
	Sakai Moving Service Co. Ltd.	249,568	4,393
	Mitsuba Corp.	477,615	4,385
*	Fujita Kanko Inc.	103,908	4,372
	Kameda Seika Co. Ltd.	165,026	4,345
	Koa Corp.	420,898	4,341
	Genky DrugStores Co. Ltd.	118,273	4,336
	Takara Bio Inc.	668,620	4,323
	Okinawa Financial Group Inc.	254,671	4,319
	Aisan Industry Co. Ltd.	462,081	4,316
	Plus Alpha Consulting Co. Ltd.	337,574	4,294
	Japan Pulp & Paper Co. Ltd.	123,472	4,290
	Kyoei Steel Ltd.	301,135	4,287
	Shikoku Kasei Holdings Corp.	378,485	4,264
*	Nippon Sheet Glass Co. Ltd.	1,264,102	4,214
	I'll Inc.	245,855	4,204
	Nafco Co. Ltd.	229,900	4,202
	CTI Engineering Co. Ltd.	138,200	4,201
	WingArc1st Inc.	246,300	4,171
	NS United Kaiun Kaisha Ltd.	137,603	4,164
	Tamura Corp.	1,012,788	4,164
	JINS Holdings Inc.	197,193	4,143
	SIGMAXYZ Holdings Inc.	416,300	4,142
	United Arrows Ltd.	359,125	4,139
	Yonex Co. Ltd.	518,892	4,138
	Geo Holdings Corp.	328,720	4,134
	JCR Pharmaceuticals Co. Ltd.	803,775	4,132
	Nippon Ceramic Co. Ltd.	240,256	4,112
	Tsukishima Holdings Co. Ltd.	440,477	4,112
	Matsuyafoods Holdings Co. Ltd.	115,443	4,098
	Shinagawa Refractories Co. Ltd.	333,900	4,069
	Godo Steel Ltd.	120,985	4,056
	Sanyo Special Steel Co. Ltd.	299,004	4,045
	Komori Corp.	517,094	4,039
	Doshisha Co. Ltd.	292,743	4,035
	Aida Engineering Ltd.	711,877	4,030
	Asanuma Corp.	169,100	4,021
	Riken Technos Corp.	628,035	4,016
	Kanto Denka Kogyo Co. Ltd.	588,202	4,014
	G-Tekt Corp.	293,695	4,007

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	OSAKA Titanium Technologies Co. Ltd.	256,808	4,001
	TV Asahi Holdings Corp.	305,009	4,000
	Teikoku Sen-I Co. Ltd.	265,931	3,992
	RS Technologies Co. Ltd.	200,946	3,990
*,1	Kourakuen Holdings Corp.	499,218	3,981
	K&O Energy Group Inc.	183,990	3,970
*,1	euglena Co. Ltd.	1,204,558	3,955
	Happinet Corp.	203,390	3,939
	Hosokawa Micron Corp.	140,748	3,934
	Seikitokyu Kogyo Co. Ltd.	347,300	3,930
	Asahi Diamond Industrial Co. Ltd.	673,145	3,919
	Broadleaf Co. Ltd.	1,073,568	3,911
	Anicom Holdings Inc.	1,034,855	3,898
	Procrea Holdings Inc.	331,983	3,892
	Yamanashi Chuo Bank Ltd.	341,410	3,883
	Altech Corp.	222,800	3,881
	Septeni Holdings Co. Ltd.	1,330,200	3,866
	Keihanshin Building Co. Ltd.	384,967	3,859
	Sumitomo Riko Co. Ltd.	462,950	3,854
*,1	Kappa Create Co. Ltd.	374,661	3,826
	SBS Holdings Inc.	221,431	3,817
	Arisawa Manufacturing Co. Ltd.	393,200	3,802
	Nohmi Bosai Ltd.	248,373	3,780
[1]	Toho Titanium Co. Ltd.	437,386	3,772
	Torii Pharmaceutical Co. Ltd.	150,494	3,756
	Takasago International Corp.	168,273	3,734
	ASKA Pharmaceutical Holdings Co. Ltd.	252,233	3,721
	Health Care & Medical Investment Corp.	4,458	3,720
	JBCC Holdings Inc.	175,900	3,720
	Honeys Holdings Co. Ltd.	345,370	3,719
	Bank of the Ryukyus Ltd.	495,953	3,707
	Mandom Corp.	449,064	3,705
	Maezawa Kyuso Industries Co. Ltd.	453,172	3,687
	Kurimoto Ltd.	138,433	3,683
	Eagle Industry Co. Ltd.	317,093	3,678
*,1	Raksul Inc.	648,558	3,673
	METAWATER Co. Ltd.	294,043	3,658
	Oyo Corp.	234,920	3,651
	Computer Engineering & Consulting Ltd.	316,464	3,642
*	Vision Inc.	497,285	3,637
	Pasona Group Inc.	258,741	3,631
	Hokuetsu Industries Co. Ltd.	283,300	3,629
	ES-Con Japan Ltd.	550,465	3,625
	Sankei Real Estate Inc.	6,258	3,624
	Comture Corp.	295,468	3,618
[1]	Starts Proceed Investment Corp.	2,758	3,617
	Nissin Corp.	182,369	3,608
	Fujibo Holdings Inc.	136,285	3,602
	VT Holdings Co. Ltd.	1,086,656	3,597
	Obara Group Inc.	137,518	3,592
	Hibiya Engineering Ltd.	190,725	3,591
	Saibu Gas Holdings Co. Ltd.	287,697	3,587
	Daikokutenbussan Co. Ltd.	70,033	3,581
	Sato Holdings Corp.	257,520	3,568
	Avex Inc.	433,097	3,566
	Aichi Steel Corp.	162,100	3,555
	JP-Holdings Inc.	1,236,602	3,553
	San ju San Financial Group Inc.	268,646	3,551
	Mitsui DM Sugar Holdings Co. Ltd.	181,454	3,527
	T-Gaia Corp.	260,437	3,509
	Topy Industries Ltd.	206,594	3,504
	GLOBERIDE Inc.	274,498	3,494
	Sinanen Holdings Co. Ltd.	110,169	3,490
	Sanyo Chemical Industries Ltd.	133,380	3,488
	TRE Holdings Corp.	431,921	3,476
	Fixstars Corp.	278,115	3,469
	J Trust Co. Ltd.	1,213,947	3,454
		Shares	Market Value• ($000)
	Lifedrink Co. Inc.	108,815	3,448
	Samty Residential Investment Corp.	5,006	3,445
	KAWADA TECHNOLOGIES Inc.	179,833	3,424
	Digital Arts Inc.	127,478	3,419
	Universal Entertainment Corp.	325,800	3,411
*	Nippon Chemi-Con Corp.	336,635	3,402
	Curves Holdings Co. Ltd.	724,030	3,401
	Elan Corp.	591,580	3,396
[1]	PHC Holdings Corp.	470,689	3,396
	Change Holdings Inc.	450,489	3,373
	Kyokuyo Co. Ltd.	147,068	3,364
	Halows Co. Ltd.	114,593	3,359
	Unipres Corp.	453,956	3,359
	Sumitomo Seika Chemicals Co. Ltd.	105,456	3,358
	Cybozu Inc.	331,317	3,354
	Koshidaka Holdings Co. Ltd.	612,931	3,353
	Miyazaki Bank Ltd.	172,422	3,350
	Oita Bank Ltd.	180,240	3,347
[1]	Komehyo Holdings Co. Ltd.	139,900	3,297
	TechMatrix Corp.	310,513	3,291
	JAC Recruitment Co. Ltd.	679,704	3,275
	HI-LEX Corp.	333,798	3,270
	Raysum Co. Ltd.	142,000	3,270
*,1	Benefit One Inc.	239,519	3,269
	Riken Vitamin Co. Ltd.	189,501	3,266
	Kamei Corp.	253,456	3,264
	Mars Group Holdings Corp.	159,132	3,259
	Nippon Road Co. Ltd.	271,690	3,257
	Anest Iwata Corp.	379,558	3,239
	Sumida Corp.	407,494	3,219
	SRA Holdings	128,331	3,210
	Goldcrest Co. Ltd.	198,388	3,198
	Canon Electronics Inc.	223,332	3,187
	Yokorei Co. Ltd.	483,064	3,186
	AOKI Holdings Inc.	451,080	3,178
	Yondoshi Holdings Inc.	262,944	3,165
	Qol Holdings Co. Ltd.	282,132	3,165
	Chofu Seisakusho Co. Ltd.	218,881	3,164
	Chubu Steel Plate Co. Ltd.	215,400	3,164
	Union Tool Co.	108,820	3,152
	Itochu-Shokuhin Co. Ltd.	66,550	3,147
	Daiwa Industries Ltd.	308,804	3,137
*	SRE Holdings Corp.	128,869	3,137
	Cawachi Ltd.	173,762	3,136
	Nippon Thompson Co. Ltd.	752,899	3,120
	Katakura Industries Co. Ltd.	254,766	3,116
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,106
	Mirarth Holdings Inc.	1,009,539	3,095
	Fukui Bank Ltd.	256,255	3,086
[1]	Daisyo Corp.	397,493	3,083
	Daiki Aluminium Industry Co. Ltd.	363,952	3,072
	Ehime Bank Ltd.	410,856	3,064
	Nissei ASB Machine Co. Ltd.	92,873	3,053
	Pressance Corp.	262,631	3,043
	World Co. Ltd.	230,226	3,037
	ESCON Japan REIT Investment Corp.	3,750	3,036
	Fujicco Co. Ltd.	251,897	3,033
	Pack Corp.	130,468	3,030
	Sala Corp.	606,100	3,025
	Starzen Co. Ltd.	174,406	3,018
	Shima Seiki Manufacturing Ltd.	337,264	3,005
	Matsuya Co. Ltd.	525,337	2,986
	Kyokuto Securities Co. Ltd.	295,695	2,951
[1]	Tosei REIT Investment Corp.	3,341	2,945
	Alconix Corp.	337,518	2,941
	Trancom Co. Ltd.	80,778	2,937
	MARUKA FURUSATO Corp.	191,253	2,936

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Denyo Co. Ltd.	195,200	2,934
	Hoosiers Holdings Co. Ltd.	424,008	2,932
	Shikoku Bank Ltd.	406,885	2,930
	Daikyonishikawa Corp.	635,238	2,917
	Tsubaki Nakashima Co. Ltd.	542,554	2,912
	Toenec Corp.	84,620	2,897
	Tenma Corp.	202,544	2,895
	Matsuda Sangyo Co. Ltd.	166,151	2,892
	Shinnihon Corp.	287,380	2,885
[1]	Daikoku Denki Co. Ltd.	125,400	2,872
	Warabeya Nichiyo Holdings Co. Ltd.	188,422	2,867
	Oriental Shiraishi Corp.	1,194,415	2,866
	Takamatsu Construction Group Co. Ltd.	170,164	2,865
	Hokuto Corp.	246,514	2,858
	Aiphone Co. Ltd.	149,902	2,853
	KPP Group Holdings Co. Ltd.	605,209	2,847
	TOC Co. Ltd.	570,091	2,840
	Vector Inc.	336,989	2,826
	Tanseisha Co. Ltd.	505,832	2,824
	Kenko Mayonnaise Co. Ltd.	197,485	2,823
	Neturen Co. Ltd.	420,935	2,818
	Insource Co. Ltd.	579,550	2,816
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	154,205	2,814
	Hochiki Corp.	182,621	2,806
	Hokkaido Gas Co. Ltd.	143,245	2,794
	Base Co. Ltd.	126,088	2,792
	Yokowo Co. Ltd.	262,679	2,789
	Transaction Co. Ltd.	245,700	2,784
	Carta Holdings Inc.	248,600	2,781
	Miroku Jyoho Service Co. Ltd.	258,301	2,778
	Bank of Iwate Ltd.	177,363	2,762
	Gree Inc.	933,805	2,757
	LITALICO Inc.	238,166	2,754
	Alpen Co. Ltd.	208,002	2,742
	Toyo Kanetsu KK	97,414	2,703
	Stella Chemifa Corp.	110,824	2,700
	Marudai Food Co. Ltd.	261,757	2,694
	Mitsubishi Research Institute Inc.	86,624	2,693
	Tokai Corp.	202,301	2,692
*,1	Istyle Inc.	804,343	2,688
[1]	France Bed Holdings Co. Ltd.	350,884	2,687
	Japan Transcity Corp.	582,586	2,681
	Nippon Fine Chemical Co. Ltd.	173,800	2,671
	Nippon Denko Co. Ltd.	1,349,547	2,662
	Seika Corp.	103,134	2,660
	JM Holdings Co. Ltd.	157,168	2,635
	Sanyo Electric Railway Co. Ltd.	199,518	2,630
	Ki-Star Real Estate Co. Ltd.	108,200	2,623
	BRONCO BILLY Co. Ltd.	105,860	2,613
	Tochigi Bank Ltd.	1,160,880	2,612
*,1	Oisix ra daichi Inc.	344,383	2,609
	JSB Co. Ltd.	140,600	2,607
[1]	Shin Nippon Biomedical Laboratories Ltd.	267,904	2,602
	gremz Inc.	193,300	2,602
	GMO Financial Holdings Inc.	539,200	2,579
	Tonami Holdings Co. Ltd.	84,489	2,574
	Sparx Group Co. Ltd.	223,531	2,573
	Ines Corp.	255,765	2,571
	Yahagi Construction Co. Ltd.	273,667	2,571
	Tokushu Tokai Paper Co. Ltd.	108,388	2,571
	Daito Pharmaceutical Co. Ltd.	159,341	2,544
	Chori Co. Ltd.	113,747	2,538
	Nippon Parking Development Co. Ltd.	2,062,338	2,532
	Fukuda Corp.	72,395	2,515
	J-Oil Mills Inc.	199,951	2,507
	FULLCAST Holdings Co. Ltd.	261,365	2,505
		Shares	Market Value• ($000)
	Key Coffee Inc.	194,985	2,505
	Nichiden Corp.	155,538	2,504
	Genki Sushi Co. Ltd.	132,083	2,481
	CMK Corp.	648,254	2,477
[1]	Riso Kyoiku Co. Ltd.	1,409,282	2,463
	Akita Bank Ltd.	186,549	2,462
*,1	Fujio Food Group Inc.	269,080	2,460
	Rheon Automatic Machinery Co. Ltd.	258,744	2,459
	Nihon Nohyaku Co. Ltd.	515,473	2,446
	Chiyoda Integre Co. Ltd.	138,244	2,444
	Shinwa Co. Ltd.	137,276	2,442
	Daiho Corp.	116,249	2,435
	Sodick Co. Ltd.	525,743	2,434
*,1	eRex Co. Ltd.	462,228	2,424
	Avant Group Corp.	297,600	2,424
	Mie Kotsu Group Holdings Inc.	642,919	2,416
	Cosel Co. Ltd.	258,724	2,412
	YAKUODO Holdings Co. Ltd.	132,538	2,408
	Tekken Corp.	131,746	2,404
[1]	Nittoku Co. Ltd.	194,500	2,401
	Proto Corp.	270,962	2,399
	Ryoden Corp.	141,500	2,373
	M&A Capital Partners Co. Ltd.	175,182	2,365
	Giken Ltd.	190,321	2,363
	Ichikoh Industries Ltd.	697,374	2,360
	COLOPL Inc.	605,174	2,339
	Akatsuki Inc.	159,717	2,331
	Inageya Co. Ltd.	287,351	2,323
	Gakken Holdings Co. Ltd.	398,673	2,317
	Chubu Shiryo Co. Ltd.	302,524	2,313
	ZIGExN Co. Ltd.	684,700	2,295
	Kansai Food Market Ltd.	184,655	2,289
	Sanoh Industrial Co. Ltd.	317,394	2,276
	Okabe Co. Ltd.	447,200	2,275
	Feed One Co. Ltd.	348,089	2,271
	Shinko Shoji Co. Ltd.	343,729	2,265
[1]	Management Solutions Co. Ltd.	208,738	2,254
	Icom Inc.	110,397	2,234
	Aichi Corp.	332,120	2,233
	Toyo Corp.	228,650	2,204
	SB Technology Corp.	118,731	2,204
	Fujiya Co. Ltd.	138,283	2,175
	Marvelous Inc.	505,889	2,164
[1]	Weathernews Inc.	73,472	2,158
	Zenrin Co. Ltd.	380,449	2,150
[1]	DKS Co. Ltd.	103,088	2,138
	Taki Chemical Co. Ltd.	85,504	2,126
*,1	W-Scope Corp.	655,852	2,125
	Macromill Inc.	455,448	2,123
[1]	YA-MAN Ltd.	348,768	2,103
	Osaka Steel Co. Ltd.	137,991	2,098
*,1	giftee Inc.	281,100	2,098
	Seikagaku Corp.	439,460	2,075
	JSP Corp.	140,438	2,072
	MTI Ltd.	433,831	2,071
	Hodogaya Chemical Co. Ltd.	70,184	2,069
	Tokyo Energy & Systems Inc.	241,520	2,064
	St. Marc Holdings Co. Ltd.	153,512	2,060
	Softcreate Holdings Corp.	175,226	2,056
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,036
	Moriroku Holdings Co. Ltd.	118,590	2,035
	Sankyo Seiko Co. Ltd.	418,367	2,019
	Sakai Chemical Industry Co. Ltd.	154,448	2,009
	Daido Metal Co. Ltd.	510,152	2,005
	V Technology Co. Ltd.	124,471	2,000
	Fuji Pharma Co. Ltd.	198,497	2,000
[1]	Rock Field Co. Ltd.	202,760	2,000

Total International Stock Index Fund
		Shares	Market Value• ($000)
	LEC Inc.	285,290	1,997
	Link & Motivation Inc.	629,673	1,995
	Dai Nippon Toryo Co. Ltd.	263,871	1,990
	Elematec Corp.	162,471	1,983
	Shibusawa Warehouse Co. Ltd.	102,881	1,980
	m-up Holdings Inc.	298,600	1,973
	Komatsu Matere Co. Ltd.	410,472	1,968
	Sankyo Tateyama Inc.	377,679	1,938
	Optorun Co. Ltd.	156,955	1,928
[1]	Abalance Corp.	150,600	1,927
	Fudo Tetra Corp.	129,329	1,916
	Osaki Electric Co. Ltd.	436,809	1,900
	Koatsu Gas Kogyo Co. Ltd.	345,938	1,898
	Wellneo Sugar Co. Ltd.	135,861	1,895
	Tayca Corp.	200,280	1,894
	Ichiyoshi Securities Co. Ltd.	364,386	1,889
[1]	Takatori Corp.	73,700	1,882
[1]	Gamecard-Joyco Holdings Inc.	128,800	1,864
	DKK Co. Ltd.	139,794	1,862
	Kanaden Corp.	188,643	1,862
	Onoken Co. Ltd.	158,803	1,858
	G-7 Holdings Inc.	208,966	1,848
	Nitto Kohki Co. Ltd.	118,821	1,836
	Belluna Co. Ltd.	450,697	1,815
	Solasto Corp.	574,455	1,811
	EM Systems Co. Ltd.	428,991	1,802
*	Gurunavi Inc.	925,300	1,799
*	Tatsuta Electric Wire & Cable Co. Ltd.	395,664	1,785
[1]	Pharma Foods International Co. Ltd.	332,248	1,767
	Advan Group Co. Ltd.	244,372	1,737
	FIDEA Holdings Co. Ltd.	178,217	1,730
	Toa Corp. (XTKS)	237,166	1,728
	Alpha Systems Inc.	85,528	1,723
	Bank of Saga Ltd.	123,500	1,716
*,1	Demae-Can Co. Ltd.	993,500	1,714
	Nichiban Co. Ltd.	141,256	1,710
	Kintetsu Department Store Co. Ltd.	122,578	1,699
	CI Takiron Corp.	406,605	1,685
	Hisaka Works Ltd.	245,199	1,674
	Nippon Coke & Engineering Co. Ltd.	2,037,686	1,674
	Okuwa Co. Ltd.	278,221	1,665
	Intage Holdings Inc.	178,801	1,659
*	Pacific Metals Co. Ltd.	199,878	1,652
*	Right On Co. Ltd.	668,276	1,648
	World Holdings Co. Ltd.	109,483	1,640
	Rokko Butter Co. Ltd.	176,488	1,637
	Nihon Tokushu Toryo Co. Ltd.	184,325	1,636
	Ebase Co. Ltd.	382,236	1,635
	CAC Holdings Corp.	129,444	1,623
	Nagatanien Holdings Co. Ltd.	110,105	1,622
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,589
	Kyosan Electric Manufacturing Co. Ltd.	482,669	1,568
	Tomoku Co. Ltd.	94,590	1,550
*	Remixpoint Inc.	1,579,037	1,549
	Sanshin Electronics Co. Ltd.	109,705	1,527
	Nippon Rietec Co. Ltd.	180,002	1,500
	I-PEX Inc.	132,550	1,490
	Melco Holdings Inc.	68,470	1,488
	Yukiguni Maitake Co. Ltd.	236,544	1,484
	JDC Corp.	451,810	1,478
	CTS Co. Ltd.	311,985	1,462
	BrainPad Inc.	190,223	1,454
	Maxvalu Tokai Co. Ltd.	73,932	1,450
*,1	PIA Corp.	73,511	1,449
	S-Pool Inc.	746,944	1,439
	Achilles Corp.	143,074	1,436
*,1	TerraSky Co. Ltd.	106,065	1,426
		Shares	Market Value• ($000)
	Central Security Patrols Co. Ltd.	83,714	1,421
	ValueCommerce Co. Ltd.	207,007	1,417
	Takaoka Toko Co. Ltd.	101,052	1,414
	Kojima Co. Ltd.	273,792	1,412
	Towa Bank Ltd.	326,987	1,400
	Xebio Holdings Co. Ltd.	217,872	1,396
	WDB Holdings Co. Ltd.	97,499	1,396
	Fukui Computer Holdings Inc.	89,428	1,394
[1]	Airtrip Corp.	153,912	1,382
	Nakayama Steel Works Ltd.	234,714	1,361
	Chiyoda Co. Ltd.	243,578	1,360
	Kyodo Printing Co. Ltd.	65,040	1,353
*	WATAMI Co. Ltd.	229,305	1,345
*	Optim Corp.	237,769	1,344
	Midac Holdings Co. Ltd.	146,190	1,317
	Digital Holdings Inc.	189,880	1,311
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,295
	Studio Alice Co. Ltd.	99,687	1,294
	Nisso Holdings Co. Ltd.	243,517	1,279
	Arakawa Chemical Industries Ltd.	183,585	1,276
*,1	Sourcenext Corp.	1,100,215	1,253
	NEC Capital Solutions Ltd.	51,299	1,247
	Futaba Corp.	423,667	1,246
	Nihon Chouzai Co. Ltd.	127,662	1,246
*	Toho Zinc Co. Ltd.	187,943	1,240
	Yorozu Corp.	203,110	1,234
	Aeon Fantasy Co. Ltd.	87,424	1,228
	Asahi Co. Ltd.	135,196	1,226
	ST Corp.	125,179	1,218
*,1	Japan Display Inc.	9,015,514	1,196
	Okura Industrial Co. Ltd.	59,858	1,188
[1]	Ministop Co. Ltd.	120,938	1,184
	GMO GlobalSign Holdings KK	68,742	1,170
	Pronexus Inc.	159,749	1,163
	Amuse Inc.	112,722	1,150
	Nippon Sharyo Ltd.	74,993	1,148
	FAN Communications Inc.	444,196	1,140
	Ohara Inc.	135,380	1,138
[1]	Iseki & Co. Ltd.	174,026	1,136
	Oro Co. Ltd.	68,283	1,128
	Chuo Spring Co. Ltd.	163,625	1,116
	Pole To Win Holdings Inc.	344,942	1,085
	Inui Global Logistics Co. Ltd.	154,746	1,080
	Yushin Precision Equipment Co. Ltd.	243,860	1,077
	SBI ARUHI Corp.	199,827	1,077
	Tess Holdings Co. Ltd.	389,000	1,065
	Yamashin-Filter Corp.	390,196	1,060
	Tv Tokyo Holdings Corp.	56,382	1,057
	Tsutsumi Jewelry Co. Ltd.	73,899	1,048
*	Gunosy Inc.	220,007	1,038
	Taisei Lamick Co. Ltd.	56,881	1,029
*,1	Snow Peak Inc.	130,376	1,024
	Shimizu Bank Ltd.	101,579	1,008
*	KNT-CT Holdings Co. Ltd.	121,643	975
	Nihon Trim Co. Ltd.	42,083	950
[1]	Kitanotatsujin Corp.	833,661	950
	Furukawa Battery Co. Ltd.	143,204	949
	Artnature Inc.	195,895	943
	Hokkan Holdings Ltd.	81,103	929
	Sekisui Kasei Co. Ltd.	293,806	923
*,1	Jamco Corp.	133,691	922
	Kanamic Network Co. Ltd.	277,800	910
	Cleanup Corp.	190,710	909
[1]	MedPeer Inc.	204,333	886
	Corona Corp. Class A	144,195	879
[1]	IR Japan Holdings Ltd.	110,950	839
	Shimojima Co. Ltd.	103,403	829

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Central Sports Co. Ltd.	52,994	821
	Fuso Pharmaceutical Industries Ltd.	57,827	820
	LIFULL Co. Ltd.	780,555	817
	Kamakura Shinsho Ltd.	237,285	801
*	Net Protections Holdings Inc.	562,700	782
	Tosho Co. Ltd.	178,618	771
	Taiho Kogyo Co. Ltd.	136,788	770
*,1	FDK Corp.	159,222	762
	Hito Communications Holdings Inc.	115,333	734
	Inaba Seisakusho Co. Ltd.	63,942	729
	Fibergate Inc.	101,146	715
	Medical Data Vision Co. Ltd.	194,283	713
	Takamiya Co. Ltd.	210,661	712
*,1	Open Door Inc.	155,953	708
	Media Do Co. Ltd.	80,500	691
	Airport Facilities Co. Ltd.	160,960	630
	Japan Medical Dynamic Marketing Inc.	145,320	620
	Gecoss Corp.	88,342	577
	Tokyo Individualized Educational Institute Inc.	213,449	558
*	Atrae Inc.	198,634	548
	Ubicom Holdings Inc.	72,570	533
*	RPA Holdings Inc.	327,552	518
	Wowow Inc.	72,440	504
*,1	CHIMNEY Co. Ltd.	53,708	438
	Direct Marketing MiX Inc.	262,868	430
	robot home Inc.	425,760	414
			65,999,039
Kuwait (0.2%)
	Kuwait Finance House KSCP	138,617,474	323,364
	National Bank of Kuwait SAKP	108,841,898	305,033
	Mobile Telecommunications Co. KSCP	30,979,018	48,959
	Boubyan Bank KSCP	19,106,684	36,451
	Gulf Bank KSCP	28,987,957	24,217
	Mabanee Co. KPSC	9,266,812	23,708
	Agility Public Warehousing Co. KSC (XKUW)	21,475,371	21,966
	National Industries Group Holding SAK	24,415,137	16,963
	Humansoft Holding Co. KSC	1,374,223	12,940
	Boubyan Petrochemicals Co. KSCP	5,440,271	12,116
*	Kuwait Projects Co. Holding KSCP	27,551,777	11,334
*	Warba Bank KSCP	15,385,472	9,408
	Boursa Kuwait Securities Co. KPSC	1,299,044	8,433
	Burgan Bank SAK	13,502,971	7,908
	Salhia Real Estate Co. KSCP	5,552,729	7,863
	Kuwait Telecommunications Co.	4,316,111	7,678
	Kuwait International Bank KSCP	12,882,880	6,715
*	National Real Estate Co. KPSC	14,688,345	4,784
	Jazeera Airways Co. KSCP	1,050,403	3,966
	Integrated Holding Co. KCSC	2,410,865	3,941
*	Alimtiaz Investment Group KSC	11,523,439	1,769
*,3	Agility Public Warehousing Co. KSC	42,950,742	1,046
	Al Ahli Bank of Kuwait KSCP	441,895	343
			900,905
Malaysia (0.5%)
	Malayan Banking Bhd.	101,855,868	207,548
	Public Bank Bhd.	196,715,315	169,669
	CIMB Group Holdings Bhd.	109,485,323	151,312
	Tenaga Nasional Bhd.	50,829,050	127,278
	Petronas Chemicals Group Bhd.	39,245,958	55,693
	Press Metal Aluminium Holdings Bhd.	48,671,888	54,711
	IHH Healthcare Bhd.	41,114,802	54,510
	Petronas Gas Bhd.	13,142,212	49,528
	MISC Bhd.	28,118,002	46,852
	Celcomdigi Bhd.	53,741,080	46,648
	Sime Darby Plantation Bhd.	49,778,969	46,487
	YTL Corp. Bhd.	64,843,000	41,924
	Gamuda Bhd.	33,642,012	37,394
		Shares	Market Value• ($000)
	Axiata Group Bhd.	62,653,035	37,099
	Kuala Lumpur Kepong Bhd.	7,570,144	36,566
	Hong Leong Bank Bhd.	8,687,182	35,083
	AMMB Holdings Bhd.	38,280,720	33,650
	IOI Corp. Bhd.	39,440,738	33,572
	YTL Power International Bhd.	34,592,900	33,162
	Sime Darby Bhd.	53,669,074	31,420
	Malaysia Airports Holdings Bhd.	14,984,035	31,360
	RHB Bank Bhd.	26,830,869	30,885
	PPB Group Bhd.	9,344,745	30,785
	Maxis Bhd.	39,757,561	30,537
	Genting Bhd.	30,037,718	28,391
	Inari Amertron Bhd.	42,204,378	27,211
	Dialog Group Bhd.	52,953,459	26,675
	IJM Corp. Bhd.	48,106,921	24,307
	Nestle Malaysia Bhd.	855,970	22,787
	Genting Malaysia Bhd.	38,794,219	21,400
	Petronas Dagangan Bhd.	4,639,440	21,076
	Telekom Malaysia Bhd.	16,046,498	20,796
	QL Resources Bhd.	15,127,564	20,315
[2]	MR DIY Group M Bhd.	53,776,100	17,577
	TIME dotCom Bhd.	15,277,285	16,513
	Frontken Corp. Bhd.	17,900,750	14,729
	KPJ Healthcare Bhd.	34,002,867	14,360
	My EG Services Bhd.	71,756,762	14,026
	Fraser & Neave Holdings Bhd.	2,107,108	13,945
	Yinson Holdings Bhd.	26,846,704	13,774
*	Hartalega Holdings Bhd.	23,227,994	13,604
*	Top Glove Corp. Bhd.	71,554,698	13,179
	United Plantations Bhd.	2,301,300	12,158
	HAP Seng Consolidated Bhd.	12,581,300	11,674
	Alliance Bank Malaysia Bhd.	14,580,653	11,661
	Bursa Malaysia Bhd.	7,239,708	11,301
	Hong Leong Financial Group Bhd.	3,151,832	11,036
*	Chin Hin Group Bhd.	8,012,400	9,877
	IOI Properties Group Bhd.	21,513,200	9,715
	SP Setia Bhd. Group	31,707,078	9,655
	Kossan Rubber Industries Bhd.	20,539,286	9,464
	VS Industry Bhd.	41,899,996	7,979
	CTOS Digital Bhd.	25,856,900	7,629
	Scientex Bhd.	8,276,024	7,278
	Bank Islam Malaysia Bhd.	13,454,100	7,205
	Axis REIT	17,767,700	7,146
	Pentamaster Corp. Bhd.	7,735,550	6,897
	Malaysian Pacific Industries Bhd.	1,081,500	6,836
*	Bumi Armada Bhd.	53,499,305	6,569
	D&O Green Technologies Bhd.	9,184,800	6,367
	Bermaz Auto Bhd.	11,964,501	5,786
*	Malaysia Building Society Bhd.	31,548,684	5,208
*	Greatech Technology Bhd.	5,237,400	4,927
	Hibiscus Petroleum Bhd.	8,503,440	4,816
	UEM Sunrise Bhd.	21,055,055	4,693
	Malaysian Resources Corp. Bhd.	32,175,601	4,500
	Velesto Energy Bhd.	70,180,212	3,955
	Supermax Corp. Bhd.	21,678,543	3,857
	British American Tobacco Malaysia Bhd.	2,123,069	3,716
*	Berjaya Corp. Bhd.	52,658,990	3,195
	Padini Holdings Bhd.	4,213,045	3,155
	DRB-Hicom Bhd.	10,771,617	3,154
*	UWC Bhd.	4,810,600	3,094
*	Dagang NeXchange Bhd.	35,900,700	2,960
	Sports Toto Bhd.	9,749,179	2,877
	Cahya Mata Sarawak Bhd.	11,122,570	2,558
	FGV Holdings Bhd.	8,165,200	2,356
	Syarikat Takaful Malaysia Keluarga Bhd.	2,858,300	2,214
*	PMB Technology Bhd.	2,651,428	1,494
*,2	Lotte Chemical Titan Holding Bhd.	6,241,047	1,438

Total International Stock Index Fund
		Shares	Market Value• ($000)
	WCT Holdings Bhd.	12,652,477	1,389
	Astro Malaysia Holdings Bhd.	20,518,264	1,310
			2,031,437
Mexico (0.8%)
	Grupo Financiero Banorte SAB de CV	39,856,974	394,481
	America Movil SAB de CV Class B	312,425,259	297,457
	Fomento Economico Mexicano SAB de CV	25,162,080	294,367
	Grupo Mexico SAB de CV Class B	43,587,486	269,325
	Wal-Mart de Mexico SAB de CV	71,040,900	265,075
*	Cemex SAB de CV	189,319,100	149,968
	Grupo Bimbo SAB de CV Class A	30,116,800	126,193
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,756,085	94,673
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,781,643	87,093
*	Grupo Financiero Inbursa SAB de CV	27,567,413	76,390
	Coca-Cola Femsa SAB de CV	7,244,254	71,869
	Arca Continental SAB de CV	6,086,668	59,379
	Fibra Uno Administracion SA de CV	39,697,349	56,983
	Grupo Elektra SAB de CV	831,849	53,688
	Grupo Carso SAB de CV	6,234,586	49,034
	Gruma SAB de CV Class B	2,476,728	48,645
	Grupo Comercial Chedraui SA de CV	6,385,571	47,180
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,806,314	42,141
	Corp. Inmobiliaria Vesta SAB de CV	11,818,633	41,815
	Prologis Property Mexico SA de CV	9,577,190	37,770
	Alfa SAB de CV Class A	50,339,559	37,026
[2]	Banco del Bajio SA	9,814,737	36,186
	Qualitas Controladora SAB de CV	2,292,212	29,975
	Regional SAB de CV	3,286,466	29,682
*	Alsea SAB de CV	7,044,021	29,507
	Promotora y Operadora de Infraestructura SAB de CV	2,829,793	28,427
	TF Administradora Industrial S de RL de CV	10,627,390	26,130
	GCC SAB de CV	2,249,844	25,607
*	Industrias Penoles SAB de CV	1,715,287	24,893
	Kimberly-Clark de Mexico SAB de CV Class A	11,413,741	23,759
	Gentera SAB de CV	13,779,028	22,095
	Orbia Advance Corp. SAB de CV	13,397,997	22,008
	El Puerto de Liverpool SAB de CV	2,754,558	21,978
[2]	FIBRA Macquarie Mexico	10,991,623	19,775
	Grupo Televisa SAB	32,953,662	19,487
	Operadora De Sites Mexicanos SAB de CV	16,811,404	18,921
	Becle SAB de CV	7,415,556	15,064
*	Cemex SAB de CV ADR	1,901,952	15,045
	La Comer SAB de CV	6,510,956	13,945
	Megacable Holdings SAB de CV	4,153,749	12,092
	Bolsa Mexicana de Valores SAB de CV	6,370,441	11,967
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,890	11,799
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,213,112	10,868
	Genomma Lab Internacional SAB de CV Class B	10,362,108	10,108
*,2	Grupo Traxion SAB de CV Class A	5,182,824	8,716
*,2	Nemak SAB de CV	27,766,346	4,798
	Grupo Rotoplas SAB de CV	2,654,961	4,499
	Concentradora Fibra Danhos SA de CV	3,104,146	3,738
*	Alpek SAB de CV Class A	4,906,017	3,649
*	Ollamani SAB	1,647,683	3,374
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,952
*	Sitios Latinoamerica SAB de CV	1,573,285	490
	Sempra	2	—
			3,111,086
		Shares	Market Value• ($000)
Netherlands (2.8%)
	ASML Holding NV	5,446,303	4,743,798
	ING Groep NV	46,716,459	738,600
	Prosus NV	20,915,450	699,830
	Wolters Kluwer NV	3,387,759	507,169
*,2	Adyen NV	406,561	487,060
	ASM International NV	644,761	405,580
	Koninklijke Ahold Delhaize NV	13,065,344	396,588
	Heineken NV	3,861,994	375,848
[1]	Universal Music Group NV	10,353,186	304,541
*,1	Koninklijke Philips NV	10,808,647	287,036
	DSM-Firmenich AG	2,392,018	268,276
	NN Group NV	3,842,341	177,251
	ArcelorMittal SA	6,858,179	171,337
	Koninklijke KPN NV	45,670,767	165,974
[1]	Akzo Nobel NV	2,352,324	155,211
	Exor NV	1,390,363	151,794
	Heineken Holding NV	1,811,402	145,716
	Aegon Ltd.	23,386,543	145,648
	BE Semiconductor Industries NV	1,045,232	138,675
*	IMCD NV	787,123	118,757
[2]	Euronext NV	1,120,726	100,922
[1]	ASR Nederland NV	2,013,309	100,745
[2]	ABN AMRO Bank NV	6,055,977	97,008
	Randstad NV	1,471,161	73,780
	Aalberts NV	1,331,607	63,312
	Arcadis NV	1,006,756	62,176
[2]	Signify NV	1,737,590	47,387
*	InPost SA	2,815,199	45,197
*,2	Just Eat Takeaway.com NV	2,681,847	39,175
	Fugro NV	1,547,613	37,538
	JDE Peet's NV	1,676,136	37,243
	OCI NV	1,335,304	35,915
	Koninklijke Vopak NV	899,887	35,736
[1]	SBM Offshore NV	2,170,178	32,061
	Allfunds Group plc	4,621,906	29,046
*,1	TKH Group NV	569,881	24,547
[1,2]	CTP NV	1,359,060	23,055
*,1	Galapagos NV	679,109	19,208
	Van Lanschot Kempen NV	530,218	18,782
	Corbion NV	811,988	17,635
[1]	APERAM SA	599,525	17,432
*,1,2	Basic-Fit NV	719,205	15,743
	Koninklijke BAM Groep NV	3,783,571	15,423
	Eurocommercial Properties NV	624,990	14,215
*,1,2	Alfen NV	295,258	12,725
	AMG Critical Materials NV	436,391	10,242
	Flow Traders Ltd.	459,113	9,449
	Wereldhave NV	571,426	7,933
	Sligro Food Group NV	497,458	7,545
[1]	PostNL NV	4,962,726	6,677
*,1	TomTom NV	908,601	5,416
	Vastned Retail NV	223,424	4,989
	NSI NV	236,775	4,489
	Brunel International NV	315,595	3,413
[2]	B&S Group Sarl	343,131	1,848
			11,662,696
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,885,855	132,070
	Auckland International Airport Ltd.	18,153,395	83,924
	Infratil Ltd.	11,562,823	74,242
	Spark New Zealand Ltd.	25,490,969	71,634
	Meridian Energy Ltd.	17,274,203	60,924
	Contact Energy Ltd.	11,125,989	56,803
[1]	EBOS Group Ltd.	2,209,264	45,526
	Mainfreight Ltd.	1,098,156	43,890
*	a2 Milk Co. Ltd.	9,984,597	39,330

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Mercury NZ Ltd.	9,462,039	35,510
	Fletcher Building Ltd.	10,388,853	23,252
	Summerset Group Holdings Ltd.	3,111,949	20,310
*	Ryman Healthcare Ltd.	8,327,385	19,877
	Goodman Property Trust	14,767,294	19,805
	Precinct Properties Group	18,084,534	12,447
	Freightways Group Ltd.	2,293,492	11,341
	SKYCITY Entertainment Group Ltd.	10,059,693	10,542
	Kiwi Property Group Ltd.	21,312,521	10,148
	Genesis Energy Ltd.	6,995,180	9,585
	Vital Healthcare Property Trust	6,436,457	8,272
	Argosy Property Ltd.	11,078,215	7,324
	Vector Ltd.	3,310,824	7,273
	Air New Zealand Ltd.	19,255,169	6,237
	Stride Property Group	6,829,910	5,026
	SKY Network Television Ltd.	1,784,268	3,059
	Scales Corp. Ltd.	1,308,881	2,619
	Fletcher Building Ltd. (XASX)	312,070	693
*	Synlait Milk Ltd.	937,897	264
			821,927
Norway (0.5%)
	Equinor ASA	12,022,566	319,901
	DNB Bank ASA	13,926,651	242,730
	Norsk Hydro ASA	18,317,582	112,569
	Mowi ASA	6,107,504	107,229
	Aker BP ASA	4,239,113	102,812
	Telenor ASA	8,691,800	99,927
	Kongsberg Gruppen ASA	1,024,794	72,343
	Orkla ASA	10,545,160	71,732
	Yara International ASA	2,243,939	63,964
	Salmar ASA	876,875	55,165
	Storebrand ASA	5,673,540	54,464
*	Subsea 7 SA	3,280,095	52,769
	Frontline plc	1,975,384	46,807
	Bakkafrost P/F	705,928	42,874
	TOMRA Systems ASA	3,242,424	39,722
	Gjensidige Forsikring ASA	2,362,354	37,876
*	Adevinta ASA	3,708,134	37,703
	Schibsted ASA Class A	1,311,403	37,490
	Var Energi ASA	10,777,980	34,991
	SpareBank 1 SR-Bank ASA	2,610,333	31,607
*	Seadrill Ltd.	640,847	31,082
*	Nordic Semiconductor ASA	2,604,070	28,469
	Schibsted ASA Class B	1,005,532	28,091
	Hafnia Ltd.	3,394,837	25,596
	Golden Ocean Group Ltd.	1,684,296	23,669
	SpareBank 1 SMN	1,777,473	23,360
	Borregaard ASA	1,334,546	22,859
*,2	AutoStore Holdings Ltd.	14,695,536	20,822
	TGS ASA	1,837,855	20,732
	Protector Forsikring ASA	950,574	19,216
	Aker ASA Class A	331,741	18,417
	Leroy Seafood Group ASA	3,850,276	16,972
[2]	BW LPG Ltd.	1,139,706	16,458
[1]	Borr Drilling Ltd.	3,019,114	15,964
	Hoegh Autoliners ASA	1,515,101	15,903
	Veidekke ASA	1,492,940	15,610
	Wallenius Wilhelmsen ASA	1,441,751	14,522
	Atea ASA	1,111,211	14,187
	Aker Solutions ASA	3,711,048	13,988
*,2	Europris ASA	2,108,657	13,271
*	Cadeler A/S	2,743,584	13,023
	Stolt-Nielsen Ltd.	302,871	12,897
*,2	Scatec ASA	1,606,105	11,722
	DNO ASA	11,772,134	10,898
*,1	NEL ASA	23,097,301	10,672
	FLEX LNG Ltd.	392,742	10,313
		Shares	Market Value• ($000)
	Austevoll Seafood ASA	1,176,755	9,396
*,2	Entra ASA	951,052	8,753
	MPC Container Ships ASA	5,170,747	8,311
*,2	Crayon Group Holding ASA	1,110,279	8,170
[2]	Elkem ASA	4,007,359	7,002
	Wilh Wilhelmsen Holding ASA Class A	172,982	6,035
	Bonheur ASA	235,120	5,339
[1]	Grieg Seafood ASA	763,180	4,955
*	BW Energy Ltd.	1,145,578	2,999
	BW Offshore Ltd.	1,174,994	2,951
*	Aker Carbon Capture ASA	4,493,530	2,814
*	Hexagon Composites ASA	1,653,785	2,503
			2,202,616
Other (0.1%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	12,737,296	537,132
Pakistan (0.0%)
	Lucky Cement Ltd.	2,454,716	7,372
	Hub Power Co. Ltd.	13,210,246	6,286
	Engro Corp. Ltd.	3,880,786	5,148
	Oil & Gas Development Co. Ltd.	9,754,214	4,683
	Fauji Fertilizer Co. Ltd.	8,388,244	4,394
	Pakistan Petroleum Ltd.	10,341,122	4,274
	Engro Fertilizers Ltd.	7,208,646	4,084
	Habib Bank Ltd.	9,028,327	3,776
	Pakistan State Oil Co. Ltd.	4,810,602	3,076
	Pakistan Oilfields Ltd.	1,913,137	3,064
	United Bank Ltd.	4,284,561	2,985
	Millat Tractors Ltd.	1,346,175	2,896
*	TRG Pakistan	5,938,450	1,365
	Systems Ltd.	592,657	824
			54,227
Philippines (0.2%)
	International Container Terminal Services Inc.	15,105,560	86,395
	BDO Unibank Inc.	32,625,923	83,621
	SM Prime Holdings Inc.	146,881,536	70,974
	Bank of the Philippine Islands	29,230,039	64,505
	Ayala Land Inc.	102,567,400	50,845
	Ayala Corp.	4,444,702	47,246
	Metropolitan Bank & Trust Co.	25,211,353	30,506
	PLDT Inc.	1,265,605	29,474
	JG Summit Holdings Inc.	40,822,852	23,835
	Jollibee Foods Corp.	5,855,180	23,807
	Manila Electric Co.	3,598,915	22,990
	Universal Robina Corp.	12,089,050	21,585
[2]	Monde Nissin Corp.	100,412,970	18,517
	GT Capital Holdings Inc.	1,371,422	15,157
	Globe Telecom Inc.	431,932	13,263
	Century Pacific Food Inc.	16,915,236	11,098
	San Miguel Corp.	5,788,149	10,511
*	Bloomberry Resorts Corp.	57,313,340	10,314
	DMCI Holdings Inc.	53,473,238	10,238
	Semirara Mining & Power Corp. Class A	15,238,562	8,686
	ACEN Corp.	119,396,440	8,567
	Robinsons Land Corp.	24,078,133	6,490
	AREIT Inc.	10,301,273	6,186
	LT Group Inc.	33,889,900	5,957
*	Converge Information & Communications Technology Solutions Inc.	33,914,037	5,507
	Wilcon Depot Inc.	18,923,408	5,465
	Puregold Price Club Inc.	12,517,221	5,127
	Megaworld Corp.	149,636,399	4,737
	D&L Industries Inc.	35,282,810	3,819
	Alliance Global Group Inc.	16,697,276	2,912
	First Gen Corp.	5,589,768	1,857

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Cebu Air Inc.	2,500,350	1,237
*,3	Energy Development Corp. China Inc.	41,300	5
			711,433
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	11,758,046	174,573
	ORLEN SA	7,942,116	129,491
	Powszechny Zaklad Ubezpieczen SA	7,743,990	97,465
	Bank Polska Kasa Opieki SA	2,162,967	89,547
	KGHM Polska Miedz SA	1,886,549	64,859
*,1,2	Allegro.eu SA	7,770,143	64,773
*,1,2	Dino Polska SA	663,148	63,531
	Santander Bank Polska SA	459,200	62,926
	LPP SA	15,276	58,861
*	Alior Bank SA	1,279,488	32,595
	Budimex SA	176,037	29,779
*	mBank SA	177,088	29,740
	Grupa Kety SA	133,265	27,614
	KRUK SA	240,700	27,361
[1]	CD Projekt SA	895,512	26,053
*	Bank Millennium SA	8,382,489	19,086
*	PGE Polska Grupa Energetyczna SA	12,081,838	18,008
	Orange Polska SA	9,087,515	17,567
	Benefit Systems SA	21,883	14,844
*,1	CCC SA	627,635	14,549
	Asseco Poland SA	708,637	13,927
	Bank Handlowy w Warszawie SA	448,617	12,361
*,1,2	Pepco Group NV	2,032,236	9,582
*	Tauron Polska Energia SA	13,183,897	9,462
*	Enea SA	3,523,710	7,351
*	AmRest Holdings SE	1,014,020	6,570
*,1	Jastrzebska Spolka Weglowa SA	707,989	5,330
*,1	Cyfrowy Polsat SA	2,096,219	5,166
	Warsaw Stock Exchange	422,061	4,674
*	Grupa Azoty SA	650,504	3,514
			1,141,159
Portugal (0.1%)
*	EDP - Energias de Portugal SA	41,445,388	155,634
	Galp Energia SGPS SA	6,002,897	128,949
	Jeronimo Martins SGPS SA	3,789,939	77,966
	EDP Renovaveis SA	4,046,764	55,401
*	Banco Comercial Portugues SA	105,704,073	36,906
	Navigator Co. SA	3,489,832	15,414
	REN - Redes Energeticas Nacionais SGPS SA	5,219,497	12,602
	Sonae SGPS SA	11,888,761	11,904
	NOS SGPS SA	2,983,671	10,306
*,1	Greenvolt-Energias Renovaveis SA	959,149	8,489
	CTT-Correios de Portugal SA	1,489,840	6,999
	Altri SGPS SA	1,011,853	5,576
	Mota-Engil SGPS SA	1,135,409	4,914
	Corticeira Amorim SGPS SA	396,437	4,048
	Semapa-Sociedade de Investimento e Gestao	180,368	3,059
			538,167
Qatar (0.2%)
	Qatar National Bank QPSC	61,557,832	234,368
	Qatar Islamic Bank SAQ	24,870,436	124,897
	Industries Qatar QSC	21,758,632	73,000
	Masraf Al Rayan QSC	85,752,712	59,094
	Commercial Bank PSQC	46,578,786	53,092
	Mesaieed Petrochemical Holding Co.	84,865,364	44,733
	Qatar International Islamic Bank QSC	16,196,636	44,713
	Qatar Navigation QSC	14,317,105	41,533
	Qatar Gas Transport Co. Ltd.	37,789,088	41,425
	Qatar Fuel QSC	8,100,114	32,122
	Ooredoo QPSC	11,471,168	31,473
	Qatar Electricity & Water Co. QSC	6,303,482	26,444
		Shares	Market Value• ($000)
	Dukhan Bank	24,106,210	25,508
	Barwa Real Estate Co.	29,288,389	22,570
	Doha Bank QPSC	32,570,806	13,371
	Qatar Aluminum Manufacturing Co.	33,142,551	12,844
	Vodafone Qatar QSC	23,201,658	11,284
	Gulf International Services QSC	12,778,164	9,693
	United Development Co. QSC	25,603,044	7,724
*	Ezdan Holding Group QSC	21,784,843	4,849
	Al Meera Consumer Goods Co. QSC	1,300,675	4,689
			919,426
Romania (0.0%)
	Banca Transilvania SA	9,836,964	59,816
	OMV Petrom SA	233,615,994	34,548
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,090,969	31,508
	Societatea Nationala Nuclearelectrica SA	707,195	7,455
	Societatea Energetica Electrica SA	1,818,287	5,188
	One United Properties SA	21,781,520	4,079
*	MED Life SA	3,825,060	3,387
*	Teraplast SA	15,627,857	1,887
			147,868
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Mobile TeleSystems PJSC ADR	2,547,828	—
*,3	Surgutneftegas PJSC ADR	16,584	—
*,3	Sistema AFK PAO GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Novolipetsk Steel PJSC GDR	977,419	—
*,3	Unipro PJSC	159,150,678	—
*,3	Severstal PAO GDR	543,443	—
*,3	PhosAgro PJSC	452,919	—
*,3	OGK-2 PJSC	282,563,407	—
*,3	Polyus PJSC	50,544	—
*,3	Raspadskaya OJSC	802,310	—
*,3	TGC-1 PJSC	7,192,136,259	—
*,3	RusHydro PJSC	1,558,337,672	—
*,3	Aeroflot PJSC	13,516,903	—
*,3	Rostelecom PJSC	12,792,702	—
*,3	Mechel PJSC	1,344,496	—
*,3	Tatneft PJSC	15,352,037	—
*,3	Novolipetsk Steel PJSC	5,216,652	—
*,3	Mobile TeleSystems PJSC	6,090,423	—
*,3	Magnit PJSC	959,764	—
*,3	Novatek PJSC	13,650,994	—
*,3	Gazprom PJSC	135,012,958	—
*,3	Mosenergo PJSC	75,973,956	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	6,617,393,674	—
*,3	LUKOIL PJSC	4,927,110	—
*,3	M.Video PJSC	692,424	—
*,3	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,3	VTB Bank PJSC	65,333,888,711	—
*,3	GMK Norilskiy Nickel PAO	64,346,900	—
*,3	Inter RAO UES PJSC	463,184,131	—
*,3	EL5-ENERO PJSC	162,490,090	—
*,3	Bashneft PJSC	215,214	—
*,3	Sistema AFK PAO	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Surgutneftegas PJSC	89,794,608	—
*,3	Alrosa PJSC	32,391,627	—
*,3	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
*,2,3	Detsky Mir PJSC	6,909,739	—
*,3	GMK Norilskiy Nickel PAO ADR	21,237	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Tatneft PJSC ADR	462,963	—

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,3	LSR Group PJSC Class A	25,742	—
*,3	United Co. RUSAL International PJSC	32,707,076	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
*,3	Cherkizovo Group PJSC	16,416	—
*,3	Gruppa Kompanii Samolyot PAO	109,996	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,3	IDGC of Centre & Volga Region PJSC	45,593,366	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.2%)
	Al Rajhi Bank	27,115,397	576,725
	Saudi National Bank	40,305,604	403,478
[2]	Saudi Arabian Oil Co.	42,452,998	340,164
	ACWA Power Co.	2,922,658	310,770
	Saudi Basic Industries Corp.	12,456,559	280,650
	Saudi Telecom Co.	24,762,234	248,471
*	Saudi Arabian Mining Co.	16,739,984	225,660
	Alinma Bank	16,900,501	149,916
	Riyad Bank	20,323,488	149,854
	Saudi Awwal Bank	13,093,923	142,094
	SABIC Agri-Nutrients Co.	3,217,074	99,136
	Dr Sulaiman Al Habib Medical Services Group Co.	1,142,827	94,498
	Elm Co.	353,377	86,017
	Bank AlBilad	8,467,321	80,485
	Banque Saudi Fransi	8,127,573	79,308
	Arab National Bank	9,214,035	75,733
	Etihad Etisalat Co.	5,210,639	72,127
	Bupa Arabia for Cooperative Insurance Co.	1,026,431	66,076
	Saudi Electricity Co.	10,800,068	53,507
	Almarai Co. JSC	3,363,294	50,879
	Savola Group	3,613,541	48,557
	Mouwasat Medical Services Co.	1,311,253	46,894
	Saudi Tadawul Group Holding Co.	662,162	46,735
	Sahara International Petrochemical Co.	4,889,501	44,689
	Co. for Cooperative Insurance	1,016,897	40,358
	Yanbu National Petrochemical Co.	3,809,676	39,371
*	Saudi Research & Media Group	542,901	34,704
	Arabian Internet & Communications Services Co.	345,296	31,933
	Saudi Industrial Investment Group	5,126,536	31,650
	Saudi Investment Bank	6,786,492	30,484
*	Bank Al-Jazira	6,950,703	29,965
	Jarir Marketing Co.	8,075,073	29,107
	Saudi Aramco Base Oil Co.	697,536	28,101
	Nahdi Medical Co.	717,453	26,413
*	Dar Al Arkan Real Estate Development Co.	7,323,181	25,927
*	Saudi Kayan Petrochemical Co.	10,137,584	25,300
*	Al Rajhi Co. for Co-operative Insurance	674,380	23,718
	Dallah Healthcare Co.	519,000	22,654
	Aldrees Petroleum & Transport Services Co.	506,567	22,613
	Astra Industrial Group	475,009	21,990
	Riyadh Cables Group Co.	840,200	21,109
	Saudia Dairy & Foodstuff Co.	212,539	20,706
	Abdullah Al Othaim Markets Co.	6,090,579	20,194
	Advanced Petrochemical Co.	1,764,923	20,122
	Mobile Telecommunications Co. Saudi Arabia	6,086,252	19,591
	Leejam Sports Co. JSC	349,677	19,519
*,1	National Agriculture Development Co.	2,044,133	19,069
	Catrion Catering Holding Co.	557,460	18,758
*	Saudi Ground Services Co.	1,239,289	18,020
	Power & Water Utility Co. for Jubail & Yanbu	1,023,025	17,649
*	National Industrialization Co.	4,532,439	16,865
	Cenomi Centers	2,510,234	16,744
		Shares	Market Value• ($000)
	Al Hammadi Holding	1,082,234	16,004
	Arabian Drilling Co.	368,109	15,007
	National Medical Care Co.	306,251	15,006
*	Seera Group Holding	2,038,588	14,839
	United Electronics Co.	538,993	14,223
*	Middle East Healthcare Co.	573,989	13,887
	Yamama Cement Co.	1,363,444	12,608
	Saudi Cement Co.	1,025,260	12,552
	Saudi Chemical Co. Holding	5,743,289	12,303
	Arabian Contracting Services Co.	205,653	11,979
*	Rabigh Refining & Petrochemical Co.	5,838,521	11,705
	National Gas & Industrialization Co.	501,297	11,338
*	Saudi Real Estate Co.	1,832,794	11,009
	United International Transportation Co.	487,281	10,845
*	Emaar Economic City	5,049,867	10,436
	BinDawood Holding Co.	4,058,215	10,228
	Southern Province Cement Co.	926,777	9,858
	Al-Dawaa Medical Services Co.	386,380	9,841
	Al Masane Al Kobra Mining Co.	614,512	9,748
	Qassim Cement Co.	612,159	9,637
	Yanbu Cement Co.	1,092,076	8,511
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	816,576	8,107
	Arriyadh Development Co.	1,195,226	7,443
	Eastern Province Cement Co.	609,597	5,426
	Arabian Cement Co.	664,126	5,420
	Bawan Co.	429,523	5,417
	City Cement Co.	975,941	5,396
*	Saudi Ceramic Co.	544,615	5,119
*	Saudi Public Transport Co.	885,928	4,771
	Northern Region Cement Co.	1,195,425	3,118
*	Najran Cement Co.	1,156,847	3,066
*	Sinad Holding Co.	864,676	3,064
	Herfy Food Services Co.	304,794	2,589
*	Methanol Chemicals Co.	499,578	2,249
*	Zamil Industrial Investment Co.	412,084	2,241
*	Fawaz Abdulaziz Al Hokair & Co.	619,811	1,898
			4,781,945
Singapore (0.8%)
	DBS Group Holdings Ltd.	27,545,587	701,239
	Oversea-Chinese Banking Corp. Ltd.	48,512,144	503,632
	United Overseas Bank Ltd.	16,752,593	371,754
	Singapore Telecommunications Ltd.	103,770,416	179,967
	CapitaLand Integrated Commercial Trust	70,070,019	99,885
	Keppel Ltd.	19,115,652	95,615
	CapitaLand Ascendas REIT	49,299,027	93,383
	Singapore Airlines Ltd.	19,046,756	90,884
	Singapore Exchange Ltd.	11,322,443	77,236
	Wilmar International Ltd.	28,814,555	67,731
*	CapitaLand Investment Ltd.	34,754,125	67,209
	Singapore Technologies Engineering Ltd.	21,026,503	61,765
	Genting Singapore Ltd.	79,830,182	53,276
	Sembcorp Industries Ltd.	12,451,217	48,660
	Mapletree Industrial Trust	27,340,903	45,272
[1]	Mapletree Logistics Trust	45,750,987	44,896
[1]	Thai Beverage PCL	112,337,300	40,679
*,1	Seatrium Ltd.	560,056,307	40,008
	Venture Corp. Ltd.	3,641,361	38,581
	ComfortDelGro Corp. Ltd.	28,494,304	30,994
	UOL Group Ltd.	6,954,659	29,695
[1]	Mapletree Pan Asia Commercial Trust	31,748,313	29,093
[1]	City Developments Ltd.	6,463,820	28,971
	Frasers Logistics & Commercial Trust	39,702,228	28,760
[1]	Jardine Cycle & Carriage Ltd.	1,371,522	26,468
	NetLink NBN Trust	41,101,229	25,722
	Frasers Centrepoint Trust	15,464,431	24,496
	Suntec REIT	29,360,309	23,147

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CapitaLand Ascott Trust	33,970,786	22,563
*	SATS Ltd.	12,273,761	22,541
	Keppel DC REIT	18,021,088	22,478
	Keppel REIT	33,920,677	21,780
	Keppel Infrastructure Trust	54,293,739	18,835
	ESR-LOGOS REIT	84,683,436	17,979
	Golden Agri-Resources Ltd.	86,963,195	17,492
	Parkway Life REIT	5,334,926	14,004
	Olam Group Ltd.	15,624,755	13,452
	iFAST Corp. Ltd.	2,185,131	11,758
	Lendlease Global Commercial REIT	25,095,344	9,981
	PARAGON REIT	15,994,187	9,898
	Capitaland India Trust	13,251,713	9,684
	Sheng Siong Group Ltd.	8,130,762	9,217
	Raffles Medical Group Ltd.	12,573,295	9,208
	AIMS APAC REIT	9,974,051	9,199
	CDL Hospitality Trusts	12,386,668	8,815
	Hutchison Port Holdings Trust	66,243,660	8,471
[1]	CapitaLand China Trust	16,023,519	7,784
	StarHub Ltd.	8,176,857	6,991
	First Resources Ltd.	6,499,737	6,696
	Cromwell European REIT	4,157,469	6,603
[1]	AEM Holdings Ltd.	3,821,510	6,540
[1]	Singapore Post Ltd.	19,309,894	6,358
	Starhill Global REIT	17,836,769	6,199
	UMS Holdings Ltd.	6,300,896	6,187
	Digital Core REIT Management Pte. Ltd.	9,697,367	5,906
	Far East Hospitality Trust	12,325,383	5,547
	OUE REIT	28,024,646	5,522
	SIA Engineering Co. Ltd.	2,872,141	4,743
	Riverstone Holdings Ltd.	7,459,299	4,275
	First REIT	15,850,033	2,847
	Silverlake Axis Ltd.	10,580,209	2,012
[1]	Bumitama Agri Ltd.	3,725,291	1,905
	Keppel Pacific Oak US REIT	11,508,506	1,564
*	Manulife US REIT	21,233,261	1,515
*	COSCO SHIPPING International Singapore Co. Ltd.	12,398,926	1,250
[1]	Nanofilm Technologies International Ltd.	2,399,470	1,133
	Prime US REIT	8,847,561	982
*,1,3	Ezra Holdings Ltd.	20,298,532	164
*,3	Eagle Hospitality Trust	11,225,800	—
			3,319,096
South Africa (0.8%)
	Naspers Ltd.	2,506,694	479,725
	FirstRand Ltd.	69,128,331	238,641
	Gold Fields Ltd.	12,162,871	196,767
	Standard Bank Group Ltd.	18,502,391	173,752
	Capitec Bank Holdings Ltd.	1,172,349	145,093
	Anglogold Ashanti plc	5,794,339	133,262
	MTN Group Ltd.	24,888,918	119,288
	Bid Corp. Ltd.	4,599,835	105,180
	Shoprite Holdings Ltd.	6,603,302	88,103
	Sanlam Ltd.	24,005,713	86,838
	Absa Group Ltd.	11,235,232	86,636
	Nedbank Group Ltd.	6,344,294	77,141
	Harmony Gold Mining Co. Ltd.	7,501,420	64,934
	Aspen Pharmacare Holdings Ltd.	5,348,307	63,714
	Bidvest Group Ltd.	4,689,061	61,150
	Sasol Ltd.	7,982,642	56,081
	NEPI Rockcastle NV	7,695,107	51,721
	Clicks Group Ltd.	3,323,908	51,716
	Impala Platinum Holdings Ltd.	11,125,506	49,526
[1]	Discovery Ltd.	7,372,399	46,967
	Remgro Ltd.	7,014,809	45,707
[1]	Sibanye Stillwater Ltd.	38,725,858	44,200
	Reinet Investments SCA	1,872,012	43,901
		Shares	Market Value• ($000)
	Woolworths Holdings Ltd.	12,442,842	39,845
	Vodacom Group Ltd.	8,282,290	39,634
[1]	Old Mutual Ltd.	60,016,080	35,262
	Northam Platinum Holdings Ltd.	4,988,645	33,053
[1]	Exxaro Resources Ltd.	3,338,141	31,983
	Mr Price Group Ltd.	3,450,458	31,967
[1]	Growthpoint Properties Ltd.	46,942,272	27,277
[1]	Anglo American Platinum Ltd.	781,243	27,215
[2]	Pepkor Holdings Ltd.	28,695,928	27,070
*	MultiChoice Group	4,036,030	25,797
[1]	OUTsurance Group Ltd.	11,738,481	25,236
	Investec Ltd.	3,749,296	23,922
	Foschini Group Ltd.	4,463,043	23,564
	Tiger Brands Ltd.	2,150,795	23,396
[1]	AVI Ltd.	4,602,943	21,190
	Sappi Ltd.	7,831,348	21,038
	Truworths International Ltd.	5,068,044	20,260
	Redefine Properties Ltd.	93,153,904	19,483
[1]	Momentum Metropolitan Holdings	17,137,295	18,654
[1]	Kumba Iron Ore Ltd.	749,352	18,369
[1]	African Rainbow Minerals Ltd.	1,477,598	15,264
*	SPAR Group Ltd.	2,658,351	13,696
	Fortress Real Estate Investments Ltd. Class B	16,323,062	12,765
	Netcare Ltd.	20,363,055	12,331
	Barloworld Ltd.	2,520,316	11,581
[1]	Life Healthcare Group Holdings Ltd.	19,272,769	10,996
	Thungela Resources Ltd. (XLON)	1,545,439	10,597
[2]	Dis-Chem Pharmacies Ltd.	5,715,913	9,950
	Vukile Property Fund Ltd.	12,167,028	9,746
	Resilient REIT Ltd.	4,148,504	9,722
	Motus Holdings Ltd.	1,985,568	8,793
	Santam Ltd.	522,124	8,325
	Hyprop Investments Ltd.	5,198,939	7,982
	AECI Ltd.	1,465,064	7,296
	Reunert Ltd.	2,036,762	7,149
	Super Group Ltd.	4,582,435	6,784
	Omnia Holdings Ltd.	2,306,288	6,547
	Ninety One Ltd.	3,080,461	6,371
	Equites Property Fund Ltd.	9,622,371	6,284
*	MAS plc	6,578,044	5,812
	Coronation Fund Managers Ltd.	3,402,804	5,508
	JSE Ltd.	1,156,483	5,274
	Pick n Pay Stores Ltd.	4,706,748	5,037
	DataTec Ltd.	2,569,945	4,969
*	Telkom SA SOC Ltd.	3,765,358	4,752
	Attacq Ltd.	8,738,186	4,674
	DRDGOLD Ltd.	5,809,956	4,607
	Sun International Ltd.	2,314,168	4,519
*	KAP Ltd.	32,287,058	4,405
*	Astral Foods Ltd.	508,197	3,998
	Curro Holdings Ltd.	6,435,346	3,672
*,1	We Buy Cars Pty Ltd.	3,002,668	3,189
	Burstone Group Ltd.	7,633,648	2,783
	Thungela Resources Ltd. (XJSE)	362,716	2,544
*,1	Transaction Capital Ltd.	8,472,048	1,223
			3,293,403
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	65,780,703	3,656,528
	SK Hynix Inc.	7,440,711	918,226
	Hyundai Motor Co.	1,893,235	340,547
	Celltrion Inc.	2,305,518	313,053
[1]	POSCO Holdings Inc.	1,031,184	297,683
	KB Financial Group Inc.	5,265,464	285,583
	Kia Corp.	3,363,191	284,938
	NAVER Corp.	1,981,905	261,412
	Shinhan Financial Group Co. Ltd.	6,795,214	228,301
	Samsung SDI Co. Ltd.	725,211	224,430

Total International Stock Index Fund
		Shares	Market Value• ($000)
	LG Chem Ltd.	649,881	186,742
*	LG Energy Solution Ltd.	549,745	152,949
	Hana Financial Group Inc.	3,619,264	152,649
	Hyundai Mobis Co. Ltd.	921,438	150,747
	Kakao Corp.	4,169,583	144,805
*,2	Samsung Biologics Co. Ltd.	244,623	137,492
	Samsung C&T Corp.	1,151,876	124,211
*,1	HLB Inc.	1,474,423	117,806
*,1	Ecopro BM Co. Ltd.	630,120	107,111
	Samsung Fire & Marine Insurance Co. Ltd.	451,924	101,152
	LG Electronics Inc.	1,501,962	100,034
*,1	Ecopro Co. Ltd.	1,317,083	99,557
	Woori Financial Group Inc.	9,079,867	93,048
	KT&G Corp.	1,373,307	88,490
	Samsung Electro-Mechanics Co. Ltd.	765,179	85,351
[1]	POSCO Future M Co. Ltd.	392,881	79,039
*	SK Square Co. Ltd.	1,317,357	72,379
	Hanwha Aerospace Co. Ltd.	475,452	72,220
*	Doosan Enerbility Co. Ltd.	5,828,296	70,373
	Meritz Financial Group Inc.	1,222,093	69,876
	LG Corp.	1,223,400	69,805
*	Krafton Inc.	397,384	68,392
*	SK Innovation Co. Ltd.	817,789	64,876
	Samsung Life Insurance Co. Ltd.	1,021,122	64,344
*	Samsung Heavy Industries Co. Ltd.	8,952,652	60,658
*	Alteogen Inc.	467,242	59,524
	SK Inc.	488,870	58,255
	Hanmi Semiconductor Co. Ltd.	609,902	58,079
	Samsung SDS Co. Ltd.	501,660	57,630
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	593,825	56,067
	HD Hyundai Electric Co. Ltd.	301,554	53,199
	KakaoBank Corp.	2,939,427	52,721
	Amorepacific Corp.	418,251	50,979
	Korea Zinc Co. Ltd.	147,996	49,300
	HMM Co. Ltd.	4,008,835	45,769
*	Korea Electric Power Corp.	2,978,429	45,469
	Hankook Tire & Technology Co. Ltd.	1,015,629	43,095
	DB Insurance Co. Ltd.	612,206	42,943
	HYBE Co. Ltd.	286,050	41,493
*	Samsung E&A Co. Ltd.	2,165,638	41,059
*,1	L&F Co. Ltd.	341,115	39,904
	Yuhan Corp.	762,574	39,667
	LG H&H Co. Ltd.	129,488	39,016
	Korean Air Lines Co. Ltd.	2,554,891	38,528
	Industrial Bank of Korea	3,762,126	37,823
	Korea Aerospace Industries Ltd.	970,283	36,129
	Hyundai Glovis Co. Ltd.	253,665	33,207
*	LG Display Co. Ltd.	4,374,242	33,109
*	CosmoAM&T Co. Ltd.	304,090	32,841
*	Kum Yang Co. Ltd.	468,339	31,425
	Coway Co. Ltd.	773,269	30,982
	LG Innotek Co. Ltd.	193,034	30,683
	S-Oil Corp.	568,845	29,699
	HD Hyundai Co. Ltd.	581,923	28,173
	NCSoft Corp.	216,256	27,324
	CJ CheilJedang Corp.	110,636	26,817
	Hyundai Steel Co.	1,152,745	26,768
	Hyundai Rotem Co. Ltd.	992,121	26,600
	LS Electric Co. Ltd.	210,534	26,569
	Hanwha Solutions Corp.	1,420,019	25,845
*	HD Hyundai Heavy Industries Co. Ltd.	260,443	25,758
	Korea Investment Holdings Co. Ltd.	525,933	25,420
	Doosan Bobcat Inc.	678,859	25,372
	Hyundai Engineering & Construction Co. Ltd.	995,153	25,352
*	SK Biopharmaceuticals Co. Ltd.	391,744	24,645
	Hanmi Pharm Co. Ltd.	106,705	24,308
		Shares	Market Value• ($000)
	Samsung Securities Co. Ltd.	863,655	23,626
*	Hanwha Ocean Co. Ltd.	1,010,875	23,277
	LS Corp.	235,215	23,241
	BNK Financial Group Inc.	3,838,730	23,176
	Kumho Petrochemical Co. Ltd.	227,341	22,612
	LEENO Industrial Inc.	126,268	22,498
[1]	Posco DX Co. Ltd.	726,629	21,116
	LG Uplus Corp.	2,930,809	20,816
	Posco International Corp.	630,353	20,790
	Fila Holdings Corp.	705,523	20,769
*,1	Enchem Co. Ltd.	100,323	20,523
*	Celltrion Pharm Inc.	290,768	20,072
	GS Holdings Corp.	617,994	19,981
	Hyosung Heavy Industries Corp.	89,254	19,917
	Orion Corp.	296,447	19,839
*,1	SKC Co. Ltd.	250,550	19,803
	Mirae Asset Securities Co. Ltd.	3,617,074	19,713
	Lotte Chemical Corp.	251,267	19,417
	Eo Technics Co. Ltd.	111,256	18,888
	JB Financial Group Co. Ltd.	1,966,691	18,870
	Hanjin Kal Corp.	435,009	18,670
[1]	Hotel Shilla Co. Ltd.	421,032	18,036
	IsuPetasys Co. Ltd.	642,253	18,016
	Hyundai Marine & Fire Insurance Co. Ltd.	796,081	17,971
	JYP Entertainment Corp.	371,041	17,746
	KIWOOM Securities Co. Ltd.	179,900	17,084
*,1	LigaChem Biosciences Inc.	347,349	17,001
	LIG Nex1 Co. Ltd.	146,786	16,993
	NH Investment & Securities Co. Ltd.	1,868,562	16,796
	CJ Corp.	177,783	16,303
	Kangwon Land Inc.	1,455,264	16,081
	Hansol Chemical Co. Ltd.	111,010	15,398
*,1	HD Hyundai MIPO	276,962	14,914
*,2	SK IE Technology Co. Ltd.	347,916	14,725
*	HLB Life Science Co. Ltd.	1,177,064	14,561
[1]	OCI Holdings Co. Ltd.	210,938	14,372
*,1	Sam Chun Dang Pharm Co. Ltd.	189,511	14,265
*	SK Bioscience Co. Ltd.	327,435	13,791
	Hanwha Corp.	683,066	13,405
*	Rainbow Robotics	105,668	13,343
*	Hanall Biopharma Co. Ltd.	506,093	13,112
	Cheil Worldwide Inc.	958,335	13,071
	DGB Financial Group Inc.	2,127,810	12,997
[1]	DB HiTek Co. Ltd.	432,828	12,790
	HL Mando Co. Ltd.	451,632	12,737
	Dongjin Semichem Co. Ltd.	408,372	12,626
	NongShim Co. Ltd.	43,866	12,596
*	WONIK IPS Co. Ltd.	472,196	12,576
*,3	ISU Specialty Chemical	50,635	12,424
	HPSP Co. Ltd.	442,742	12,396
[1]	Soulbrain Co. Ltd.	57,318	12,374
	DL E&C Co. Ltd.	455,824	12,219
	E-MART Inc.	265,063	12,156
	Poongsan Corp.	257,246	12,020
	Samyang Foods Co. Ltd.	55,884	11,892
*,2	Netmarble Corp.	294,991	11,811
	Samsung Card Co. Ltd.	413,658	11,652
*	Hugel Inc.	76,209	11,651
	Shinsegae Inc.	97,090	11,627
*	Lunit Inc.	288,910	11,620
	Youngone Corp.	416,467	11,525
	Hanwha Systems Co. Ltd.	814,276	11,506
	Jusung Engineering Co. Ltd.	463,149	11,471
	Shinsung Delta Tech Co. Ltd.	195,071	11,444
	HD Hyundai Infracore Co. Ltd.	1,878,525	11,176
	Hyosung Advanced Materials Corp.	42,282	11,156
	S-1 Corp.	258,412	11,130

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Hyosung TNC Corp.	41,437	10,979
*	SOLUM Co. Ltd.	564,763	10,640
	Cosmax Inc.	104,382	10,531
*	GS Engineering & Construction Corp.	883,748	10,476
	Hanwha Life Insurance Co. Ltd.	4,933,576	10,465
	BGF retail Co. Ltd.	111,006	10,465
	KCC Corp.	57,104	10,337
	F&F Co. Ltd.	217,406	10,291
*,1	Pearl Abyss Corp.	446,684	10,264
	Douzone Bizon Co. Ltd.	236,144	10,133
	CS Wind Corp.	269,847	10,111
	CJ Logistics Corp.	114,505	10,101
	Hyundai Autoever Corp.	90,963	10,039
	Pan Ocean Co. Ltd.	3,367,006	9,954
*	Oscotec Inc.	445,495	9,801
	Lotte Energy Materials Corp.	293,773	9,556
	Korean Reinsurance Co.	1,614,536	9,543
	Hana Micron Inc.	492,194	9,539
[1]	Classys Inc.	348,808	9,493
[1]	Koh Young Technology Inc.	812,014	9,469
*	Kumho Tire Co. Inc.	1,863,234	9,434
	Advanced Nano Products Co. Ltd.	109,265	9,132
	Hyundai Wia Corp.	217,875	9,069
	Hanon Systems	2,244,323	8,988
*,1	Daejoo Electronic Materials Co. Ltd.	133,254	8,937
[1]	Hyundai Elevator Co. Ltd.	305,530	8,907
	SOOP Co. Ltd.	108,097	8,750
	TCC Steel	229,999	8,686
*	Kakao Games Corp.	556,069	8,684
	SM Entertainment Co. Ltd.	151,620	8,633
*,1	Korea Electric Power Corp. ADR	1,114,945	8,529
	Doosan Co. Ltd.	77,842	8,503
	Dentium Co. Ltd.	89,983	8,395
	AMOREPACIFIC Group	347,154	8,381
*	Cosmochemical Co. Ltd.	365,530	8,359
*	Lake Materials Co. Ltd.	509,386	8,338
	ST Pharm Co. Ltd.	121,976	8,218
	Hanmi Science Co. Ltd.	333,579	8,148
	Kolmar Korea Co. Ltd.	221,387	7,992
	GS Retail Co. Ltd.	554,318	7,946
	KEPCO Engineering & Construction Co. Inc.	167,941	7,918
	LX Semicon Co. Ltd.	150,309	7,913
	HDC Hyundai Development Co-Engineering & Construction	618,924	7,850
	Sebang Global Battery Co. Ltd.	106,708	7,841
*	Wemade Co. Ltd.	231,344	7,841
	Lotte Shopping Co. Ltd.	156,025	7,823
	Chong Kun Dang Pharmaceutical Corp.	104,032	7,809
	Daeduck Electronics Co. Ltd.	464,734	7,711
	PharmaResearch Co. Ltd.	84,123	7,705
*	CJ ENM Co. Ltd.	140,752	7,700
*	W-Scope Chungju Plant Co. Ltd.	291,760	7,674
*	Daewoo Engineering & Construction Co. Ltd.	2,784,927	7,673
	KEPCO Plant Service & Engineering Co. Ltd.	298,781	7,581
*,1	Taihan Electric Wire Co. Ltd.	759,694	7,518
*	HLB Therapeutics Co. Ltd.	925,180	7,497
	Lotte Corp.	375,360	7,482
*	Chabiotech Co. Ltd.	607,434	7,476
	Kolon Industries Inc.	254,865	7,336
*,1	Kakaopay Corp.	291,041	7,335
	Hyundai Department Store Co. Ltd.	193,603	7,323
[1]	Ecopro HN Co. Ltd.	148,834	7,311
*	People & Technology Inc.	254,379	7,295
	ISC Co. Ltd.	138,253	7,241
*	Hyundai Bioscience Co. Ltd.	493,423	7,187
*	Korea Gas Corp.	360,474	7,172
	Eugene Technology Co. Ltd.	184,944	7,035
		Shares	Market Value• ($000)
	Paradise Co. Ltd.	631,993	6,847
	LOTTE Fine Chemical Co. Ltd.	208,689	6,774
	Hana Tour Service Inc.	150,542	6,733
	Medytox Inc.	69,155	6,699
	S&S Tech Corp.	222,518	6,689
*	Synopex Inc.	1,053,434	6,607
	DL Holdings Co. Ltd.	168,035	6,448
	Park Systems Corp.	60,600	6,445
*	Bioneer Corp.	293,147	6,394
*	ABLBio Inc.	335,658	6,272
	HD Hyundai Construction Equipment Co. Ltd.	158,720	6,240
	Hite Jinro Co. Ltd.	409,957	6,216
[1]	LX International Corp.	308,226	6,202
	Sam-A Aluminum Co. Ltd.	110,003	6,153
*	Mezzion Pharma Co. Ltd.	226,832	6,149
	SK REITs Co. Ltd.	2,011,617	6,019
	Ottogi Corp.	19,970	6,003
	Green Cross Corp.	72,719	5,975
*	Creative & Innovative System	725,623	5,956
	SK Chemicals Co. Ltd.	136,172	5,918
[1]	Seegene Inc.	367,719	5,869
*,1	Doosan Fuel Cell Co. Ltd.	400,522	5,725
	ESR Kendall Square REIT Co. Ltd.	1,707,631	5,672
	Dongsuh Cos. Inc.	401,203	5,516
	SIMMTECH Co. Ltd.	252,322	5,504
	HK inno N Corp.	196,135	5,479
	HAESUNG DS Co. Ltd.	151,328	5,414
*	Fadu Inc.	396,891	5,393
	Daewoong Pharmaceutical Co. Ltd.	66,343	5,352
	Hyosung Corp.	121,594	5,280
*	Peptron Inc.	253,114	5,254
	Tokai Carbon Korea Co. Ltd.	58,572	5,134
	SL Corp.	210,603	5,078
*	Jeisys Medical Inc.	711,485	4,933
	SK Networks Co. Ltd.	1,323,628	4,805
	Innocean Worldwide Inc.	292,314	4,794
	Daou Technology Inc.	336,860	4,791
	NEXTIN Inc.	101,297	4,767
	Doosan Tesna Inc.	135,481	4,724
	Solus Advanced Materials Co. Ltd.	367,388	4,699
*,1	Shin Poong Pharmaceutical Co. Ltd.	458,971	4,685
	DoubleUGames Co. Ltd.	148,089	4,674
*,1	Seojin System Co. Ltd.	259,652	4,602
*	Foosung Co. Ltd.	826,809	4,601
*	Duk San Neolux Co. Ltd.	165,599	4,562
	YG Entertainment Inc.	148,806	4,531
	Lotte Chilsung Beverage Co. Ltd.	49,006	4,484
[1]	Intellian Technologies Inc.	97,775	4,474
	JR Global REIT	1,526,111	4,443
*	Eubiologics Co. Ltd.	455,490	4,413
	Youngone Holdings Co. Ltd.	71,784	4,411
	Korea Electric Terminal Co. Ltd.	94,568	4,386
	JW Pharmaceutical Corp.	196,592	4,367
*,1	KMW Co. Ltd.	393,194	4,335
	Daesang Corp.	273,228	4,323
	SK Discovery Co. Ltd.	130,275	4,273
[1]	Posco M-Tech Co. Ltd.	291,182	4,263
[1]	Advanced Process Systems Corp.	170,112	4,262
	Green Cross Holdings Corp.	367,789	4,254
	OCI Co. Ltd.	62,737	4,247
[1]	Youlchon Chemical Co. Ltd.	176,193	4,246
*,1	Naturecell Co. Ltd.	652,747	4,237
	Daishin Securities Co. Ltd.	372,579	4,221
	Hankook & Co. Co. Ltd.	360,899	4,217
	MegaStudyEdu Co. Ltd.	96,602	4,217
[1]	SFA Engineering Corp.	226,520	4,204
	BH Co. Ltd.	334,697	4,182

Total International Stock Index Fund
		Shares	Market Value• ($000)
	DongKook Pharmaceutical Co. Ltd.	350,298	4,158
*,1	SD Biosensor Inc.	544,518	4,133
	SK Gas Ltd.	34,439	4,105
*	SFA Semicon Co. Ltd.	1,023,047	4,097
[1]	Sungwoo Hitech Co. Ltd.	604,616	4,090
[1]	TKG Huchems Co. Ltd.	285,183	4,069
	Innox Advanced Materials Co. Ltd.	175,217	4,049
	NHN Corp.	235,946	4,026
*,1	Sungeel Hitech Co. Ltd.	69,347	3,988
[1]	Myoung Shin Industrial Co. Ltd.	369,515	3,890
*	GemVax & Kael Co. Ltd.	455,742	3,875
*,1	Dawonsys Co. Ltd.	398,818	3,868
	Korea Petrochemical Ind Co. Ltd.	39,287	3,852
*	Asiana Airlines Inc.	485,187	3,839
	Binggrae Co. Ltd.	74,092	3,815
	Hancom Inc.	221,156	3,791
	Shinhan Alpha REIT Co. Ltd.	828,013	3,789
	Taekwang Industrial Co. Ltd.	7,847	3,788
	Hanwha General Insurance Co. Ltd.	1,033,326	3,758
	Hanssem Co. Ltd.	91,137	3,703
	Dongkuk Steel Mill Co. Ltd.	435,146	3,694
*	Amicogen Inc.	667,408	3,682
	Seoul Semiconductor Co. Ltd.	516,914	3,644
	Unid Co. Ltd.	52,380	3,626
	Han Kuk Carbon Co. Ltd.	441,211	3,612
	Ahnlab Inc.	78,761	3,602
*	Jeju Air Co. Ltd.	443,764	3,580
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	3,561
[1]	Com2uSCorp	123,768	3,553
	Samyang Holdings Corp.	70,453	3,547
*	CJ CGV Co. Ltd.	850,375	3,521
	Samwha Capacitor Co. Ltd.	97,230	3,495
*	SK oceanplant Co. Ltd.	370,224	3,493
	KC Tech Co. Ltd.	131,583	3,450
	IS Dongseo Co. Ltd.	178,055	3,442
	Daewoong Co. Ltd.	252,837	3,437
	LOTTE REIT Co. Ltd.	1,484,660	3,405
*	Shinsung E&G Co. Ltd.	2,166,956	3,348
	KCC Glass Corp.	115,230	3,337
	i-SENS Inc.	235,071	3,318
	Boryung	407,921	3,275
	NICE Information Service Co. Ltd.	427,747	3,268
	Partron Co. Ltd.	564,076	3,261
*	Pharmicell Co. Ltd.	768,679	3,256
[1]	TES Co. Ltd.	187,914	3,247
	Caregen Co. Ltd.	206,061	3,245
*,1	Lotte Tour Development Co. Ltd.	448,034	3,214
	Dong-A Socio Holdings Co. Ltd.	40,136	3,201
	Dong-A ST Co. Ltd.	65,622	3,195
*	Binex Co. Ltd.	309,192	3,110
[1]	GC Cell Corp.	111,875	3,098
*	Chunbo Co. Ltd.	55,325	3,075
	Nexen Tire Corp.	455,439	3,060
[1]	INTOPS Co. Ltd.	158,857	3,048
[1]	Soulbrain Holdings Co. Ltd.	73,177	3,012
*	BNC Korea Co. Ltd.	649,490	3,011
*,1	Nexon Games Co. Ltd.	309,374	2,989
	Mcnex Co. Ltd.	162,393	2,987
*,1	NEPES Corp.	235,118	2,986
	HDC Holdings Co. Ltd.	464,161	2,940
	Hanjin Transportation Co. Ltd.	195,184	2,930
[1]	Harim Holdings Co. Ltd.	616,135	2,927
	Hyundai Home Shopping Network Corp.	73,931	2,914
	LX Holdings Corp.	576,385	2,902
	SNT Motiv Co. Ltd.	86,528	2,888
	Lotte Wellfood Co. Ltd.	29,548	2,859
	InBody Co. Ltd.	132,861	2,850
		Shares	Market Value• ($000)
*,1	Ananti Inc.	614,342	2,817
*,1	STCUBE	594,881	2,809
[1]	Grand Korea Leisure Co. Ltd.	270,864	2,775
	Orion Holdings Corp.	260,501	2,769
*,1	PI Advanced Materials Co. Ltd.	183,234	2,766
	Solid Inc.	662,209	2,758
*	Korea Line Corp.	2,127,145	2,748
	Hansae Co. Ltd.	175,738	2,736
	KISWIRE Ltd.	146,537	2,720
*,1	Studio Dragon Corp.	88,567	2,717
	Lotte Rental Co. Ltd.	137,862	2,705
	ENF Technology Co. Ltd.	131,062	2,628
	Handsome Co. Ltd.	184,711	2,615
	LF Corp.	232,869	2,595
*	Genexine Inc.	477,920	2,583
	Kwang Dong Pharmaceutical Co. Ltd.	522,960	2,577
	LX Hausys Ltd.	80,792	2,512
*	Bukwang Pharmaceutical Co. Ltd.	545,704	2,503
	Webzen Inc.	211,730	2,489
*	HLB Global Co. Ltd.	513,483	2,481
	RFHIC Corp.	220,289	2,480
	KISCO Corp.	287,978	2,469
*	Sambu Engineering & Construction Co. Ltd.	2,117,953	2,420
*	Vaxcell-Bio Therapeutics Co. Ltd.	203,706	2,406
*	Il Dong Pharmaceutical Co. Ltd.	215,173	2,405
	SeAH Besteel Holdings Corp.	150,066	2,400
	L&C Bio Co. Ltd.	163,873	2,391
[1]	KH Vatec Co. Ltd.	215,093	2,388
*	Enplus Co. Ltd.	916,902	2,379
	Eugene Investment & Securities Co. Ltd.	757,438	2,376
	Neowiz	151,553	2,367
	UniTest Inc.	228,447	2,362
	Huons Co. Ltd.	94,688	2,352
	NHN KCP Corp.	278,495	2,334
	NICE Holdings Co. Ltd.	254,663	2,261
[1]	Modetour Network Inc.	185,816	2,247
[1]	Yunsung F&C Co. Ltd.	43,512	2,207
[1]	GOLFZON Co. Ltd.	38,816	2,184
	Songwon Industrial Co. Ltd.	209,953	2,176
*	DIO Corp.	143,992	2,129
	Namyang Dairy Products Co. Ltd.	5,650	2,108
*	CMG Pharmaceutical Co. Ltd.	1,383,322	2,105
[1]	Seobu T&D	381,892	2,094
	HL Holdings Corp.	84,866	2,079
	E1 Corp.	41,656	2,067
*	MedPacto Inc.	295,500	2,056
*	Danal Co. Ltd.	729,057	2,045
	Korea United Pharm Inc.	115,149	2,044
	Yuanta Securities Korea Co. Ltd.	1,009,426	2,021
[1]	Hanil Cement Co. Ltd.	211,513	1,997
[1]	Shinsegae International Inc.	153,810	1,986
*	AbClon Inc.	166,586	1,983
*	Cafe24 Corp.	182,083	1,979
	Hyundai GF Holdings	561,508	1,961
	Humedix Co. Ltd.	80,799	1,961
*,1	Humasis Co. Ltd.	1,468,730	1,958
	SK Securities Co. Ltd.	4,469,700	1,939
	Dongwon F&B Co. Ltd.	68,770	1,931
	Samchully Co. Ltd.	28,333	1,881
*	Wysiwyg Studios Co. Ltd.	1,217,088	1,870
[1]	Young Poong Corp.	6,339	1,862
	Dongwon Industries Co. Ltd.	68,143	1,853
	Tongyang Life Insurance Co. Ltd.	469,728	1,802
*	Hanwha Galleria Corp.	1,780,979	1,792
	Sung Kwang Bend Co. Ltd.	216,267	1,783
*	Daea TI Co. Ltd.	800,898	1,778
*	Medipost Co. Ltd.	345,711	1,771

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chongkundang Holdings Corp.	39,812	1,769
*	CrystalGenomics Invites Co. Ltd.	815,512	1,766
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	1,747
*	Helixmith Co. Ltd.	548,751	1,744
	TK Corp.	192,614	1,725
*,1	Insun ENT Co. Ltd.	364,506	1,717
	HS Industries Co. Ltd.	577,669	1,710
	Ilyang Pharmaceutical Co. Ltd.	168,671	1,686
*,1,3	Cellivery Therapeutics Inc.	348,823	1,686
[1]	Gradiant Corp.	143,872	1,685
*	GeneOne Life Science Inc.	947,687	1,680
	Hyundai Green Food	190,360	1,672
	iNtRON Biotechnology Inc.	331,610	1,660
	Vieworks Co. Ltd.	83,129	1,648
	Samyang Corp.	44,771	1,632
	KC Co. Ltd.	102,699	1,623
	Toptec Co. Ltd.	272,405	1,610
	Tongyang Inc.	2,409,270	1,606
*	Namsun Aluminum Co. Ltd.	1,147,327	1,587
*	OliX Pharmaceuticals Inc.	139,570	1,573
*	Com2uS Holdings Corp.	71,696	1,544
*	Interflex Co. Ltd.	140,528	1,474
	iMarketKorea Inc.	238,233	1,453
	Hansol Paper Co. Ltd.	183,357	1,427
*,1	ITM Semiconductor Co. Ltd.	100,548	1,421
	Namhae Chemical Corp.	273,548	1,414
*,1	Komipharm International Co. Ltd.	471,360	1,414
	Daol Investment & Securities Co. Ltd.	612,327	1,405
*	Samsung Pharmaceutical Co. Ltd.	1,129,226	1,397
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,356
[1]	Cuckoo Homesys Co. Ltd.	80,217	1,339
	Able C&C Co. Ltd.	260,162	1,335
	Hansol Technics Co. Ltd.	330,902	1,334
	Hankook Shell Oil Co. Ltd.	6,713	1,311
	Dongkuk CM Co. Ltd.	261,366	1,292
	Daeduck Co. Ltd.	282,865	1,286
	Aekyung Industrial Co. Ltd.	85,731	1,281
	Zinus Inc.	139,708	1,271
	Korea Asset In Trust Co. Ltd.	568,952	1,266
*,1,3	NKMax Co. Ltd.	844,504	1,236
*	Wonik Holdings Co. Ltd.	482,406	1,235
*	Hyosung Chemical Corp.	28,283	1,231
	Daehan Flour Mill Co. Ltd.	12,382	1,228
	SPC Samlip Co. Ltd.	28,906	1,219
[1]	Nature Holdings Co. Ltd.	117,662	1,202
*,1	Ace Technologies Corp.	805,953	1,192
*,1	Sangsangin Co. Ltd.	499,798	1,188
*	Enzychem Lifesciences Corp.	835,938	1,185
	HYUNDAI Corp.	90,747	1,122
	Huons Global Co. Ltd.	71,504	1,103
*	Inscobee Inc.	1,232,262	1,086
*	HJ Shipbuilding & Construction Co. Ltd.	476,672	1,083
*	KUMHOE&C Co. Ltd.	340,034	1,041
	Jeil Pharmaceutical Co. Ltd.	86,660	1,038
*	Woongjin Thinkbig Co. Ltd.	663,009	1,028
	LOTTE Himart Co. Ltd.	147,046	1,022
[1]	CJ Freshway Corp.	59,987	990
	Maeil Dairies Co. Ltd.	33,318	978
	Kolon Corp.	80,912	957
*	Dongsung Pharmaceutical Co. Ltd.	171,680	641
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	627
	Eusu Holdings Co. Ltd.	112,476	458
*	Homecast Co. Ltd.	187,032	390
	LG HelloVision Co. Ltd.	152,233	371
	Hyundai Bioland Co. Ltd.	51,576	339
	OptoElectronics Solutions Co. Ltd.	28,319	257
	Hansol Holdings Co. Ltd.	112,303	228
		Shares	Market Value• ($000)
*	Giantstep Inc.	34,703	228
	DB Financial Investment Co. Ltd.	58,485	180
*	Telcon RF Pharmaceutical Inc.	262,328	147
	Cuckoo Holdings Co. Ltd.	5,953	84
			13,346,402
Spain (1.6%)
	Banco Santander SA	221,130,911	1,075,942
	Iberdrola SA	80,917,806	992,180
	Banco Bilbao Vizcaya Argentaria SA	80,594,265	871,544
	Industria de Diseno Textil SA	14,494,420	659,944
	Amadeus IT Group SA	6,133,489	389,317
	Telefonica SA	70,340,605	315,098
	CaixaBank SA	52,197,314	275,266
	Repsol SA	16,815,537	263,938
	Ferrovial SE	7,247,036	260,642
[2]	Cellnex Telecom SA	7,730,876	255,542
[2]	Aena SME SA	971,332	177,015
	Banco de Sabadell SA	72,581,217	138,645
	ACS Actividades de Construccion y Servicios SA	3,322,880	133,083
	Redeia Corp. SA	5,951,384	99,350
	Endesa SA	4,351,652	79,355
	Bankinter SA	8,901,170	70,356
	Merlin Properties Socimi SA	4,612,562	51,887
	Enagas SA	3,418,964	50,143
[1]	Naturgy Energy Group SA	1,892,134	47,858
*,1	Grifols SA	4,563,921	41,771
	Fluidra SA	1,883,418	39,869
	Acciona SA	314,970	36,412
	Viscofan SA	539,330	34,290
	Mapfre SA	13,801,273	33,296
	Vidrala SA	316,405	33,271
	Indra Sistemas SA	1,690,879	32,324
	Acerinox SA	2,700,372	29,093
[2]	Unicaja Banco SA	21,434,238	27,999
	Laboratorios Farmaceuticos Rovi SA	294,174	26,400
	Inmobiliaria Colonial Socimi SA	4,429,292	25,906
	Applus Services SA	1,777,840	24,035
	Cia de Distribucion Integral Logista Holdings SA	877,036	23,855
	Sacyr SA	4,636,371	16,120
[1]	Corp. ACCIONA Energias Renovables SA	785,660	15,955
	CIE Automotive SA	600,507	15,873
	Faes Farma SA	4,048,154	14,689
	Construcciones y Auxiliar de Ferrocarriles SA	355,738	12,178
*	Melia Hotels International SA	1,473,548	11,459
*	Solaria Energia y Medio Ambiente SA	1,119,115	11,387
	Almirall SA	1,169,408	10,673
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,841,476	9,556
[1]	Fomento de Construcciones y Contratas SA	521,859	7,064
	Lar Espana Real Estate Socimi SA	903,597	6,562
*	Tecnicas Reunidas SA	627,121	6,221
[2]	Gestamp Automocion SA	2,020,672	6,055
	Ence Energia y Celulosa SA	1,695,623	6,039
	Pharma Mar SA	181,063	5,855
[2]	Global Dominion Access SA	1,561,836	5,837
	Atresmedia Corp. de Medios de Comunicacion SA	1,070,114	5,374
[2]	Neinor Homes SA	413,318	4,635
[1]	Prosegur Cia de Seguridad SA	1,984,959	3,519
[2]	Prosegur Cash SA	5,813,016	3,225
*	Distribuidora Internacional de Alimentacion SA	188,632,344	2,584
*,1	NH Hotel Group SA	226,408	993
	Banco Santander SA (XMEX)	4	—
			6,797,479

Total International Stock Index Fund
		Shares	Market Value• ($000)
Sweden (2.2%)
	Atlas Copco AB Class A	35,305,810	618,420
	Volvo AB Class B	22,754,743	579,181
	Investor AB Class B	22,715,568	556,367
	Assa Abloy AB Class B	13,440,272	355,111
	Atlas Copco AB Class B	20,382,202	305,615
	Hexagon AB Class B	29,162,195	305,065
	Sandvik AB	14,880,051	296,612
[2]	Evolution AB	2,536,784	280,277
	Swedbank AB Class A	13,902,567	265,849
[1]	EQT AB	8,711,190	235,022
	Skandinaviska Enskilda Banken AB Class A	17,214,635	225,450
	Essity AB Class B	8,414,883	209,949
	Telefonaktiebolaget LM Ericsson Class B	40,208,244	204,052
	Alfa Laval AB	4,283,271	182,359
	Svenska Handelsbanken AB Class A	20,563,154	176,336
	Epiroc AB Class A	8,785,317	162,418
	Investor AB Class A	6,058,312	147,559
[1]	H & M Hennes & Mauritz AB Class B	8,312,693	132,129
	Boliden AB	3,783,886	124,356
	Svenska Cellulosa AB SCA Class B	8,192,173	120,058
	SKF AB Class B	5,320,707	109,383
	Trelleborg AB Class B	2,950,461	103,981
	Saab AB Class B	1,270,153	100,556
	Nibe Industrier AB Class B	20,066,851	92,593
	Indutrade AB	3,692,199	84,941
	Skanska AB Class B	4,932,157	84,726
	Epiroc AB Class B	5,039,703	83,538
	Industrivarden AB Class C	2,575,403	82,799
	Telia Co. AB	34,064,533	77,922
*	Swedish Orphan Biovitrum AB	2,996,830	77,357
	Lifco AB Class B	3,156,263	76,472
[1]	Beijer Ref AB Class B	5,364,828	75,609
	Sagax AB Class B	2,841,478	71,157
	Tele2 AB Class B	7,593,838	70,828
*	Castellum AB	5,902,466	70,133
	Securitas AB Class B	6,679,093	66,935
	Getinge AB Class B	3,091,493	65,083
	AddTech AB Class B	3,079,645	64,025
	AAK AB	2,438,067	62,711
*	Fastighets AB Balder Class B	8,616,540	54,313
	L E Lundbergforetagen AB Class B	1,032,921	50,910
	Investment AB Latour Class B	1,995,523	48,083
	SSAB AB Class B	8,550,043	47,842
	Industrivarden AB Class A	1,365,575	43,976
	Volvo AB Class A	1,639,881	43,188
	Holmen AB Class B	1,106,041	43,077
	Nordnet AB publ	2,354,027	41,852
*	Sectra AB Class B	2,063,012	40,593
	Fortnox AB	6,846,090	39,892
	Hexpol AB	3,477,959	39,354
	Lagercrantz Group AB Class B	2,644,129	38,798
	Husqvarna AB Class B	4,781,183	38,781
	Axfood AB	1,492,622	38,613
[2]	Thule Group AB	1,349,766	38,104
[1]	Avanza Bank Holding AB	1,738,344	37,253
	Mycronic AB	1,038,265	36,136
[2]	Munters Group AB	1,800,205	35,891
*	Kinnevik AB Class B	3,322,611	34,582
	Elekta AB Class B	4,772,454	33,984
[2]	Dometic Group AB	4,438,663	31,719
	Wihlborgs Fastigheter AB	3,688,714	30,895
*,1	Embracer Group AB Class B	12,223,281	30,522
	Sweco AB Class B	2,800,733	30,001
	Hemnet Group AB	1,111,469	28,886
*	Volvo Car AB Class B	8,763,221	27,203
	Fabege AB	3,490,931	26,700
		Shares	Market Value• ($000)
*	Electrolux AB Class B	2,989,175	25,992
	Loomis AB Class B	985,342	25,182
	Billerud Aktiebolag	2,925,002	24,259
	Bure Equity AB	747,418	23,401
	Vitec Software Group AB Class B	466,062	22,294
	Nyfosa AB	2,528,814	21,876
	AFRY AB	1,340,203	21,053
	Catena AB	465,969	20,393
	Wallenstam AB Class B	4,578,783	20,240
	SSAB AB Class A	3,534,560	19,847
	Electrolux Professional AB Class B	3,029,795	19,563
*,2	Sinch AB	8,605,194	19,456
*	Camurus AB	430,452	19,303
	Lindab International AB	956,918	19,223
	Pandox AB Class B	1,233,613	19,077
[2]	Bravida Holding AB	2,814,888	19,034
*	Betsson AB Class B	1,607,932	17,773
	Hufvudstaden AB Class A	1,505,129	17,483
	Granges AB	1,463,409	17,281
	Addnode Group AB Class B	1,662,709	17,123
	Peab AB Class B	2,683,332	16,359
	Alleima AB	2,596,689	16,139
[1]	NCAB Group AB	2,441,699	15,874
	JM AB	890,405	15,079
	HMS Networks AB	393,702	14,591
	AddLife AB Class B	1,483,673	13,649
	Vitrolife AB	902,625	13,482
	NCC AB Class B	1,105,743	13,448
	Arjo AB Class B	3,113,491	13,067
	Bufab AB	407,217	12,387
	MIPS AB	363,997	12,223
	Nolato AB Class B	2,410,301	11,827
	Bilia AB Class A	938,715	11,790
*	Beijer Alma AB	609,306	11,531
	Biotage AB	762,320	11,502
*	Better Collective A/S	423,329	11,340
	Instalco AB	3,171,153	11,166
*	Modern Times Group MTG AB Class B	1,283,000	10,991
*	Sdiptech AB Class B	417,099	10,628
	Atrium Ljungberg AB Class B	586,043	10,358
	Troax Group AB	513,706	10,335
	Cibus Nordic Real Estate AB publ	784,071	10,212
	Storskogen Group AB Class B	18,957,827	10,157
	Medicover AB Class B	644,501	10,097
*,1,2	Scandic Hotels Group AB	1,838,763	9,640
	INVISIO AB	437,234	9,564
	Ratos AB Class B	2,625,500	9,113
	Dios Fastigheter AB	1,185,533	9,058
*,2	Boozt AB	776,684	8,854
*,1,2	BioArctic AB Class B	470,871	8,286
	NP3 Fastigheter AB	385,839	8,081
	SkiStar AB	562,571	7,793
[1]	Hexatronic Group AB	2,479,331	7,559
*,1	OX2 AB Class B	2,049,796	7,395
*,1	Truecaller AB Class B	2,289,123	7,274
	Sagax AB	2,560,251	7,099
	Corem Property Group AB Class B	9,214,777	6,846
	Clas Ohlson AB Class B	517,130	6,241
	Systemair AB	900,308	6,101
*	Stillfront Group AB	6,285,109	5,973
*	Fagerhult Group AB	917,048	5,885
	Platzer Fastigheter Holding AB Class B	717,624	5,801
	MEKO AB	562,953	5,739
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	15,719,826	5,638
[2]	Attendo AB	1,342,288	5,062
	Investment AB Oresund	471,441	4,657

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Svenska Handelsbanken AB Class B	426,307	4,574
	Cloetta AB Class B	2,903,424	4,324
*	Norion Bank AB	1,124,405	4,154
	Skandinaviska Enskilda Banken AB Class C	247,623	3,284
[2]	Resurs Holding AB	1,725,647	2,597
[1]	Intrum AB	1,088,914	2,547
	Volati AB	249,109	2,323
*,1	Samhallsbyggnadsbolaget i Norden AB	1,698,535	887
	NCC AB Class A	33,477	409
	Telefonaktiebolaget LM Ericsson Class A	75,127	384
*,3	OW Bunker A/S	129,331	—
			8,925,309
Switzerland (5.2%)
	Nestle SA (Registered)	36,886,593	3,703,421
	Novartis AG (Registered)	28,575,373	2,773,456
	Roche Holding AG	9,560,782	2,290,899
	UBS Group AG (Registered)	41,592,277	1,092,350
	Cie Financiere Richemont SA (Registered) Class A	7,331,614	1,013,427
	ABB Ltd. (Registered)	20,647,082	1,003,209
	Zurich Insurance Group AG	1,979,457	958,149
	Holcim AG	7,162,800	599,582
	Sika AG (Registered)	2,096,211	596,292
	Lonza Group AG (Registered)	995,018	549,244
	Alcon Inc.	6,791,768	520,771
	Givaudan SA (Registered)	109,689	469,115
	Swiss Re AG	3,981,218	432,780
	Partners Group Holding AG	304,183	391,352
	Swiss Life Holding AG (Registered)	406,748	274,456
	Geberit AG (Registered)	443,538	236,752
*	Sandoz Group AG	5,968,029	202,835
	Straumann Holding AG (Registered)	1,473,861	195,932
	Sonova Holding AG (Registered)	698,858	193,187
	Swisscom AG (Registered)	350,609	192,347
[1]	Kuehne + Nagel International AG (Registered)	688,005	181,837
[2]	VAT Group AG	355,331	176,906
	SGS SA (Registered)	1,997,911	175,927
	Logitech International SA (Registered)	2,130,200	165,851
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,415	163,295
[1]	Chocoladefabriken Lindt & Spruengli AG	13,526	155,806
	Julius Baer Group Ltd.	2,818,898	151,257
	Schindler Holding AG	556,844	138,797
	Roche Holding AG (Bearer)	404,484	106,403
	Swiss Prime Site AG (Registered)	1,052,612	97,191
	Baloise Holding AG (Registered)	620,985	93,839
	SIG Group AG	4,559,344	91,111
[1]	Swatch Group AG	431,494	90,662
	Barry Callebaut AG (Registered)	49,177	79,469
[1]	Georg Fischer AG (Registered)	1,128,975	78,797
	EMS-Chemie Holding AG (Registered)	98,320	78,443
	PSP Swiss Property AG (Registered)	621,753	76,862
	Adecco Group AG (Registered)	2,197,105	76,860
	Schindler Holding AG (Registered)	268,289	65,370
	Helvetia Holding AG (Registered)	484,600	63,388
[1]	Tecan Group AG (Registered)	175,639	61,963
	Belimo Holding AG (Registered)	127,706	59,088
*,1	Avolta AG	1,467,228	55,486
	Siegfried Holding AG (Registered)	56,178	53,683
[1]	Flughafen Zurich AG (Registered)	264,617	52,977
	Temenos AG (Registered)	835,859	51,997
[2]	Galenica AG	678,164	51,892
	Accelleron Industries AG	1,294,777	50,339
	Clariant AG (Registered)	3,164,042	47,337
[1]	Banque Cantonale Vaudoise (Registered)	389,805	40,764
[1]	Bachem Holding AG	432,294	37,507
	Inficon Holding AG (Registered)	26,622	37,015
		Shares	Market Value• ($000)
	BKW AG	248,524	36,890
[1]	Bucher Industries AG (Registered)	90,661	34,837
[1]	Allreal Holding AG (Registered)	202,832	32,758
	Swissquote Group Holding SA (Registered)	120,438	32,575
	Comet Holding AG (Registered)	103,190	32,562
	DKSH Holding AG	498,865	32,511
[1]	Cembra Money Bank AG	404,310	30,910
	Sulzer AG (Registered)	241,334	29,230
[1]	SFS Group AG	244,893	29,046
[1]	Emmi AG (Registered)	29,250	28,456
	Softwareone Holding AG	1,664,436	28,303
	Burckhardt Compression Holding AG	43,517	27,717
	Mobimo Holding AG (Registered)	98,457	27,562
	Valiant Holding AG (Registered)	213,302	24,900
*	Aryzta AG	12,964,279	24,544
	Interroll Holding AG (Registered)	7,463	24,018
	Swatch Group AG (Registered)	546,090	22,641
	dormakaba Holding AG	42,061	22,386
	Landis+Gyr Group AG	296,160	21,911
[1]	Stadler Rail AG	736,679	21,855
	Kardex Holding AG (Registered)	80,409	21,275
[1]	Vontobel Holding AG (Registered)	377,751	21,204
[1]	Daetwyler Holding AG	101,038	20,919
	VZ Holding AG	179,147	20,660
	Huber + Suhner AG (Registered)	244,142	19,421
	St. Galler Kantonalbank AG (Registered)	36,628	18,846
	Ypsomed Holding AG (Registered)	48,537	17,301
*,1	ams-OSRAM AG	12,655,854	15,200
	Forbo Holding AG (Registered)	12,707	14,676
	EFG International AG	1,251,472	14,552
	SKAN Group AG	150,304	13,428
	OC Oerlikon Corp. AG (Registered)	2,656,073	11,492
[1]	Komax Holding AG (Registered)	65,412	11,253
	LEM Holding SA (Registered)	6,250	10,644
*,1	DocMorris AG	117,987	10,407
[2]	Medacta Group SA	82,849	10,013
	COSMO Pharmaceuticals NV	126,040	9,894
*	Arbonia AG	716,230	9,435
	Intershop Holding AG	68,860	9,227
*,2	Sensirion Holding AG	138,112	9,067
	ALSO Holding AG (Registered)	36,238	8,926
	u-blox Holding AG	93,939	8,690
[1]	Autoneum Holding AG	54,368	8,684
	Zehnder Group AG	136,318	7,948
	Bossard Holding AG (Registered) Class A	34,008	7,733
	Bystronic AG	17,208	7,653
*	Basilea Pharmaceutica AG (Registered)	177,666	7,625
	Implenia AG (Registered)	203,836	7,454
	Bell Food Group AG (Registered)	24,804	7,194
*,2	PolyPeptide Group AG	200,431	6,613
	Vetropack Holding AG (Registered) Class A	186,835	6,314
*,2	Montana Aerospace AG	290,529	5,615
[2]	Medmix AG	338,000	5,545
	Rieter Holding AG (Registered)	38,731	5,414
	Schweiter Technologies AG	11,966	5,369
	VP Bank AG Class A	52,224	5,210
*,2	Medartis Holding AG	54,593	4,753
[1]	PIERER Mobility AG	115,663	4,572
*,1	Meyer Burger Technology AG	324,054,317	4,020
	Leonteq AG	140,656	3,690
	Investis Holding SA	32,011	3,433
*,1	Idorsia Ltd.	1,612,179	3,183
	APG SGA SA	12,044	2,721
			21,590,560
Taiwan (5.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	331,772,748	7,943,891
	Hon Hai Precision Industry Co. Ltd.	164,903,135	784,997

Total International Stock Index Fund
		Shares	Market Value• ($000)
	MediaTek Inc.	20,570,239	620,217
	Delta Electronics Inc.	29,830,649	292,140
	Quanta Computer Inc.	36,737,648	288,326
	CTBC Financial Holding Co. Ltd.	251,687,922	262,692
[1]	United Microelectronics Corp.	155,770,905	239,330
	Fubon Financial Holding Co. Ltd.	107,036,248	226,437
	ASE Technology Holding Co. Ltd.	47,166,461	212,183
	Cathay Financial Holding Co. Ltd.	127,314,646	196,874
	Mega Financial Holding Co. Ltd.	158,642,612	194,403
	Chunghwa Telecom Co. Ltd.	49,763,198	189,142
	E.Sun Financial Holding Co. Ltd.	206,270,408	173,329
	Yuanta Financial Holding Co. Ltd.	168,522,853	158,081
	Uni-President Enterprises Corp.	66,215,979	155,317
[1]	Novatek Microelectronics Corp.	7,933,121	149,898
[1]	Wistron Corp.	39,405,524	134,927
	China Steel Corp.	171,291,247	130,493
	Asustek Computer Inc.	9,777,511	128,210
	Nan Ya Plastics Corp.	71,767,133	124,617
	First Financial Holding Co. Ltd.	148,397,806	124,405
	Taiwan Cooperative Financial Holding Co. Ltd.	146,643,648	117,847
	Formosa Plastics Corp.	51,537,724	108,277
	SinoPac Financial Holdings Co. Ltd.	159,351,471	107,206
	Realtek Semiconductor Corp.	6,565,988	103,580
	Accton Technology Corp.	7,346,436	102,919
[1]	Yageo Corp.	5,394,998	102,907
	Chailease Holding Co. Ltd.	19,427,210	102,464
	Hua Nan Financial Holdings Co. Ltd.	140,643,714	101,886
[1]	Unimicron Technology Corp.	17,953,661	99,284
	Largan Precision Co. Ltd.	1,408,346	93,877
	Alchip Technologies Ltd.	985,520	92,949
*	China Development Financial Holding Corp.	217,885,115	91,086
	Taishin Financial Holding Co. Ltd.	164,052,590	90,322
[1]	Taiwan Cement Corp.	91,144,758	89,591
[1]	Lite-On Technology Corp.	29,514,809	89,335
	Hotai Motor Co. Ltd.	4,495,817	85,314
[1]	Wiwynn Corp.	1,198,000	85,225
	Pegatron Corp.	28,259,541	84,282
	Taiwan Mobile Co. Ltd.	25,316,541	80,801
	Formosa Chemicals & Fibre Corp.	47,463,437	80,671
[1]	Evergreen Marine Corp. Taiwan Ltd.	13,852,711	80,492
	Asia Vital Components Co. Ltd.	3,934,998	77,621
	Shanghai Commercial & Savings Bank Ltd.	52,221,048	74,374
	Advantech Co. Ltd.	6,314,803	73,450
	E Ink Holdings Inc.	10,893,378	69,644
[1]	Airtac International Group	1,879,008	66,528
	President Chain Store Corp.	7,789,379	65,506
	eMemory Technology Inc.	959,253	64,474
	Compal Electronics Inc.	56,703,652	61,850
*,1	Tatung Co. Ltd.	30,577,778	61,158
[1]	Gigabyte Technology Co. Ltd.	6,758,160	60,948
	Far EasTone Telecommunications Co. Ltd.	24,464,569	60,682
	Silergy Corp.	4,510,644	59,906
[1]	Inventec Corp.	35,471,836	56,905
	Catcher Technology Co. Ltd.	8,373,062	55,929
	WPG Holdings Ltd.	20,387,420	55,063
[1]	Acer Inc.	39,193,771	53,929
	Chang Hwa Commercial Bank Ltd.	94,661,944	52,932
	Chicony Electronics Co. Ltd.	8,506,280	52,659
[1]	Elite Material Co. Ltd.	4,168,298	51,899
	Innolux Corp.	116,973,183	50,872
	Powertech Technology Inc.	9,475,231	50,459
[1]	Global Unichip Corp.	1,207,525	50,150
*,1	Shin Kong Financial Holding Co. Ltd.	188,568,405	49,831
	Phison Electronics Corp.	2,288,894	48,859
	Globalwafers Co. Ltd.	2,920,436	46,403
	Micro-Star International Co. Ltd.	9,448,460	45,974
	Synnex Technology International Corp.	18,759,184	45,852
		Shares	Market Value• ($000)
	Asia Cement Corp.	33,861,955	45,416
	Lotes Co. Ltd.	1,021,173	44,732
	King Yuan Electronics Co. Ltd.	15,353,721	44,676
[1]	Chroma ATE Inc.	5,469,121	44,419
[1]	Sino-American Silicon Products Inc.	7,323,540	43,603
	Eclat Textile Co. Ltd.	2,739,128	43,098
	Voltronic Power Technology Corp.	901,425	42,653
[1]	Walsin Lihwa Corp.	37,404,022	42,250
[1]	Formosa Petrochemical Corp.	18,938,003	41,850
	AUO Corp.	74,244,699	41,515
	Fortune Electric Co. Ltd.	1,605,000	41,344
	International Games System Co. Ltd.	1,349,526	41,270
	Tripod Technology Corp.	6,821,270	40,919
	Far Eastern New Century Corp.	40,783,493	40,683
	Eva Airways Corp.	36,883,943	40,102
	Jentech Precision Industrial Co. Ltd.	1,338,802	39,833
	ASPEED Technology Inc.	420,660	39,388
	Taiwan Business Bank	75,331,580	39,111
[1]	Yang Ming Marine Transport Corp.	24,157,962	38,623
[1]	Radiant Opto-Electronics Corp.	6,086,517	37,109
	Cheng Shin Rubber Industry Co. Ltd.	25,538,063	36,870
*	Compeq Manufacturing Co. Ltd.	15,100,494	35,575
[1]	Shihlin Electric & Engineering Corp.	3,890,293	34,745
	Pou Chen Corp.	30,840,366	34,136
	Makalot Industrial Co. Ltd.	2,848,187	34,101
[1]	Feng TAY Enterprise Co. Ltd.	6,852,817	34,073
	WT Microelectronics Co. Ltd.	7,365,360	33,624
[1]	Winbond Electronics Corp.	42,147,950	33,426
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,916,593	33,151
[1]	Vanguard International Semiconductor Corp.	12,440,461	32,600
[1]	King Slide Works Co. Ltd.	871,930	32,433
[1]	Nanya Technology Corp.	15,939,186	32,172
	Simplo Technology Co. Ltd.	2,389,139	31,905
	Lien Hwa Industrial Holdings Corp.	15,618,152	31,813
[1]	ASMedia Technology Inc.	534,775	31,621
[1]	Zhen Ding Technology Holding Ltd.	8,730,214	30,901
*,1	PharmaEssentia Corp.	3,285,000	29,537
	TA Chen Stainless Pipe	26,046,994	29,332
	Foxconn Technology Co. Ltd.	15,326,233	28,887
	Giant Manufacturing Co. Ltd.	4,301,931	28,780
*,1	Powerchip Semiconductor Manufacturing Corp.	40,544,000	28,327
	Hiwin Technologies Corp.	3,976,687	28,121
	Teco Electric & Machinery Co. Ltd.	16,484,034	28,006
	Highwealth Construction Corp.	20,477,544	27,841
	Faraday Technology Corp.	3,050,216	27,130
	Taichung Commercial Bank Co. Ltd.	49,787,316	27,031
	Taiwan High Speed Rail Corp.	28,989,487	26,578
*,1	Gold Circuit Electronics Ltd.	4,275,846	25,543
[1]	United Integrated Services Co. Ltd.	2,101,603	25,357
	Ruentex Development Co. Ltd.	21,494,196	25,290
[1]	China Airlines Ltd.	39,475,442	25,280
	Sinbon Electronics Co. Ltd.	2,917,391	25,130
	Win Semiconductors Corp.	5,578,163	24,792
[1]	Merida Industry Co. Ltd.	3,393,004	24,380
	Tong Yang Industry Co. Ltd.	6,549,142	23,840
[1]	Qisda Corp.	18,843,660	23,811
[1]	Oneness Biotech Co. Ltd.	4,830,492	23,405
[1]	AURAS Technology Co. Ltd.	961,000	23,233
[1]	Wistron NeWeb Corp.	5,054,441	23,195
	Goldsun Building Materials Co. Ltd.	15,273,982	22,506
	King's Town Bank Co. Ltd.	13,043,696	22,462
	Nien Made Enterprise Co. Ltd.	1,896,202	22,160
[1]	Parade Technologies Ltd.	961,732	21,834
	Sanyang Motor Co. Ltd.	8,420,689	21,689
	Capital Securities Corp.	27,687,508	21,094

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Macronix International Co. Ltd.	24,780,546	20,916
[1]	AP Memory Technology Corp.	1,802,146	20,824
	Taiwan Fertilizer Co. Ltd.	10,303,225	20,645
*	IBF Financial Holdings Co. Ltd.	45,098,809	20,135
[1]	Wan Hai Lines Ltd.	12,835,274	19,937
	Elan Microelectronics Corp.	3,944,344	19,853
[1]	Chipbond Technology Corp.	8,374,255	19,486
[1]	Via Technologies Inc.	4,907,909	19,104
[1]	Taiwan Union Technology Corp.	3,397,239	19,055
	Tung Ho Steel Enterprise Corp.	8,401,069	18,872
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,752,133	18,283
[1]	Run Long Construction Co. Ltd.	5,215,877	18,215
*,1	China Petrochemical Development Corp.	51,616,204	17,801
[1]	Lotus Pharmaceutical Co. Ltd.	1,789,189	17,689
[1]	Bora Pharmaceuticals Co. Ltd.	746,891	17,506
	Supreme Electronics Co. Ltd.	6,487,396	17,481
	Topco Scientific Co. Ltd.	2,285,440	17,469
	L&K Engineering Co. Ltd.	2,100,386	17,328
[1]	Mitac Holdings Corp.	12,538,570	17,310
*	Nan Kang Rubber Tire Co. Ltd.	9,560,745	17,244
[1]	Yulon Motor Co. Ltd.	8,144,958	17,087
	Poya International Co. Ltd.	1,098,156	16,824
	Great Wall Enterprise Co. Ltd.	9,586,455	16,813
	YFY Inc.	17,642,047	16,781
	Huaku Development Co. Ltd.	3,189,856	16,246
	Yulon Finance Corp.	3,568,728	16,167
	Coretronic Corp.	5,131,212	16,151
	Silicon Integrated Systems Corp.	8,547,821	16,048
	Far Eastern Department Stores Ltd.	15,276,887	15,898
[1]	Getac Holdings Corp.	4,929,752	15,805
	China Motor Corp.	3,545,222	15,529
	Century Iron & Steel Industrial Co. Ltd.	2,269,000	15,492
	Genius Electronic Optical Co. Ltd.	1,146,565	15,412
	Taiwan Secom Co. Ltd.	3,874,339	15,273
	Far Eastern International Bank	32,405,696	15,245
	CTCI Corp.	9,587,642	15,200
	Ta Ya Electric Wire & Cable	8,620,837	15,022
[1]	Walsin Technology Corp.	4,396,615	14,904
	MPI Corp.	1,106,000	14,844
	Ardentec Corp.	6,579,391	14,694
	Taiwan Surface Mounting Technology Corp.	4,013,113	14,664
	Ruentex Industries Ltd.	7,910,322	14,588
	Bizlink Holding Inc.	2,070,425	14,586
[1]	Jinan Acetate Chemical Co. Ltd.	580,397	14,492
[1]	Kaori Heat Treatment Co. Ltd.	1,099,344	14,464
	Fusheng Precision Co. Ltd.	1,655,000	14,200
	Wisdom Marine Lines Co. Ltd.	6,774,487	14,155
	Nan Pao Resins Chemical Co. Ltd.	1,297,000	14,095
*	Chicony Power Technology Co. Ltd.	2,637,000	14,011
[1]	momo.com Inc.	1,010,269	13,658
	EVERGREEN Steel Corp.	2,953,000	13,432
	AUO Corp. ADR	2,464,491	13,431
*,1	HTC Corp.	10,256,079	13,347
	Primax Electronics Ltd.	4,495,882	13,327
	Sigurd Microelectronics Corp.	5,850,585	13,229
*	Ennostar Inc.	9,980,740	13,094
[1]	Orient Semiconductor Electronics Ltd.	6,744,208	13,075
	Eternal Materials Co. Ltd.	13,348,185	12,948
	TXC Corp.	3,763,090	12,911
	Kinik Co.	1,648,479	12,808
	Sercomm Corp.	3,349,250	12,671
	Arcadyan Technology Corp.	2,366,082	12,474
	Fitipower Integrated Technology Inc.	1,631,121	12,241
	Visual Photonics Epitaxy Co. Ltd.	2,561,609	12,073
[1]	Ennoconn Corp.	1,186,996	11,870
	Sitronix Technology Corp.	1,381,567	11,799
	Allis Electric Co. Ltd.	2,623,000	11,698
		Shares	Market Value• ($000)
	Feng Hsin Steel Co. Ltd.	5,386,000	11,629
[1]	FLEXium Interconnect Inc.	4,135,334	11,581
	VisEra Technologies Co. Ltd.	1,392,000	11,558
	ChipMOS Technologies Inc.	8,240,348	11,537
	Chunghwa Telecom Co. Ltd. ADR	304,318	11,476
	Charoen Pokphand Enterprise	3,518,374	11,452
	Foxsemicon Integrated Technology Inc.	1,240,131	11,439
	Cheng Loong Corp.	12,722,761	11,394
	Transcend Information Inc.	3,968,325	11,392
[1]	Tong Hsing Electronic Industries Ltd.	2,514,494	11,317
	President Securities Corp.	13,240,690	11,213
	Raydium Semiconductor Corp.	859,000	11,198
	Depo Auto Parts Ind Co. Ltd.	1,846,025	11,137
	Everlight Electronics Co. Ltd.	5,681,687	10,975
[1]	Gudeng Precision Industrial Co. Ltd.	851,969	10,966
[1]	AcBel Polytech Inc.	9,010,328	10,953
	ADATA Technology Co. Ltd.	3,599,958	10,947
[1]	Kinsus Interconnect Technology Corp.	3,743,758	10,906
[1]	Nan Ya Printed Circuit Board Corp.	1,896,556	10,799
	Chong Hong Construction Co. Ltd.	2,717,790	10,682
[1]	Gloria Material Technology Corp.	6,410,126	10,638
	Cathay Real Estate Development Co. Ltd.	8,921,505	10,480
[1]	M31 Technology Corp.	286,057	10,411
	Shinkong Synthetic Fibers Corp.	19,657,312	10,318
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	2,983,000	10,190
	Merry Electronics Co. Ltd.	2,749,063	10,164
	BES Engineering Corp.	18,702,754	10,131
	Shin Zu Shing Co. Ltd.	1,871,166	9,936
	Wah Lee Industrial Corp.	2,555,768	9,841
	Sakura Development Co. Ltd.	4,242,000	9,837
*,1	Taiwan Glass Industry Corp.	18,646,615	9,801
*,1	HannStar Display Corp.	30,461,793	9,638
	U-Ming Marine Transport Corp.	5,775,610	9,603
[1]	United Microelectronics Corp. ADR	1,243,898	9,578
	Allied Supreme Corp.	735,000	9,568
	Formosa Taffeta Co. Ltd.	13,520,498	9,483
	Shinkong Insurance Co. Ltd.	3,173,000	9,387
*	Polaris Group	4,479,000	9,351
	Center Laboratories Inc.	7,007,352	9,338
	Pan Jit International Inc.	5,356,398	9,262
	Pegavision Corp.	575,542	9,212
	Tainan Spinning Co. Ltd.	15,188,940	9,190
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,389,717	9,180
	Hotai Finance Co. Ltd.	2,499,200	9,155
[1]	ITEQ Corp.	2,744,177	9,149
[1]	Episil Technologies Inc.	4,212,233	9,012
	Acter Group Corp. Ltd.	1,409,168	9,003
[1]	Taiwan Cogeneration Corp.	6,142,810	8,962
	Kenda Rubber Industrial Co. Ltd.	8,718,236	8,893
	Farglory Land Development Co. Ltd.	3,895,158	8,763
	Kindom Development Co. Ltd.	5,070,850	8,758
[1]	Wafer Works Corp.	7,249,312	8,755
[1]	Nuvoton Technology Corp.	2,206,000	8,721
[1]	Microbio Co. Ltd.	6,775,937	8,675
	O-Bank Co. Ltd.	28,278,547	8,648
[1]	Ambassador Hotel	4,039,000	8,564
	Test Research Inc.	2,631,878	8,533
[1]	Chung Hung Steel Corp.	11,952,000	8,498
	Solar Applied Materials Technology Corp.	6,249,689	8,496
	ITE Technology Inc.	1,662,399	8,448
	Yieh Phui Enterprise Co. Ltd.	17,866,484	8,432
*	Mercuries Life Insurance Co. Ltd.	47,190,408	8,294
*	Advanced Wireless Semiconductor Co.	1,950,030	8,208
	Kinpo Electronics	18,232,193	8,166
	Systex Corp.	2,117,140	8,095

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chang Wah Electromaterials Inc.	5,869,000	8,044
	Global Mixed Mode Technology Inc.	904,342	7,965
[1]	Dynamic Holding Co. Ltd.	3,810,365	7,932
	Cheng Uei Precision Industry Co. Ltd.	5,559,595	7,915
	XinTec Inc.	2,213,714	7,889
	Pixart Imaging Inc.	1,631,804	7,875
	China Steel Chemical Corp.	2,273,245	7,867
	Continental Holdings Corp.	6,581,000	7,675
[1]	Kuo Toong International Co. Ltd.	2,996,809	7,668
	Shiny Chemical Industrial Co. Ltd.	1,436,250	7,639
	Greatek Electronics Inc.	4,086,961	7,637
	Innodisk Corp.	844,879	7,591
[1]	Machvision Inc.	528,775	7,556
	Grape King Bio Ltd.	1,571,683	7,546
[1]	Hannstar Board Corp.	4,302,657	7,359
*,1	TaiMed Biologics Inc.	2,806,263	7,351
	Sporton International Inc.	960,138	7,325
[1]	Taiwan Semiconductor Co. Ltd.	3,270,342	7,273
	Evergreen International Storage & Transport Corp.	6,983,793	7,208
	Taiwan Sakura Corp.	2,593,006	7,152
	Yankey Engineering Co. Ltd.	612,000	7,145
	Standard Foods Corp.	6,061,849	7,137
*,1	EirGenix Inc.	2,830,277	7,079
[1]	Egis Technology Inc.	926,582	6,974
	SDI Corp.	2,164,876	6,970
	FocalTech Systems Co. Ltd.	2,696,403	6,946
*,1	Phihong Technology Co. Ltd.	4,237,768	6,923
[1]	Great Tree Pharmacy Co. Ltd.	801,833	6,916
	TSRC Corp.	9,328,009	6,891
	TTY Biopharm Co. Ltd.	2,889,457	6,834
	United Renewable Energy Co. Ltd.	18,338,408	6,797
[1]	Unitech Printed Circuit Board Corp.	8,461,218	6,771
	Global Brands Manufacture Ltd.	3,011,799	6,725
[1]	Wowprime Corp.	925,593	6,664
[1]	Chenbro Micom Co. Ltd.	760,000	6,613
	Hsin Kuang Steel Co. Ltd.	3,657,403	6,573
	Taiwan Paiho Ltd.	3,352,592	6,542
	WinWay Technology Co. Ltd.	256,387	6,515
	International CSRC Investment Holdings Co.	11,535,159	6,349
	TCI Co. Ltd.	1,426,788	6,311
	Cleanaway Co. Ltd.	1,062,359	6,305
*	RichWave Technology Corp.	1,130,337	6,304
[1]	Advanced Energy Solution Holding Co. Ltd.	327,450	6,291
	Taiwan-Asia Semiconductor Corp.	5,286,266	6,268
	Formosa International Hotels Corp.	867,756	6,262
[1]	Andes Technology Corp.	523,000	6,166
[1]	Soft-World International Corp.	1,363,372	6,100
	Universal Vision Biotechnology Co. Ltd.	775,580	6,074
	Sinon Corp.	4,851,000	6,039
	Chin-Poon Industrial Co. Ltd.	4,752,799	5,990
*,1	Taiwan TEA Corp.	8,676,399	5,977
[1]	UPI Semiconductor Corp.	711,000	5,932
	Jess-Link Products Co. Ltd.	1,338,887	5,875
*,1	CMC Magnetics Corp.	14,232,253	5,870
[1]	Marketech International Corp.	1,208,000	5,834
	Chang Wah Technology Co. Ltd.	4,694,000	5,830
	USI Corp.	11,903,641	5,785
	Longchen Paper & Packaging Co. Ltd.	12,096,091	5,780
	Asia Optical Co. Inc.	2,939,519	5,758
	Grand Pacific Petrochemical	13,858,951	5,736
	Darfon Electronics Corp.	2,962,164	5,728
[1]	Co-Tech Development Corp.	2,844,000	5,663
[1]	Fulgent Sun International Holding Co. Ltd.	1,531,744	5,661
[1]	ASROCK Inc.	823,000	5,660
	Weikeng Industrial Co. Ltd.	5,350,000	5,611
	Dynapack International Technology Corp.	1,876,479	5,591
		Shares	Market Value• ($000)
	Quanta Storage Inc.	2,042,136	5,576
[1]	ZillTek Technology Corp.	484,000	5,559
	RDC Semiconductor Co. Ltd.	536,120	5,555
	Sunplus Technology Co. Ltd.	5,845,752	5,550
	Pan-International Industrial Corp.	5,297,613	5,549
	Evergreen Aviation Technologies Corp.	1,644,000	5,534
[1]	TSEC Corp.	6,470,803	5,516
	Nichidenbo Corp.	2,959,000	5,496
	Synmosa Biopharma Corp.	4,637,552	5,486
	Universal Cement Corp.	5,064,000	5,454
	Topkey Corp.	904,000	5,454
[1]	Taiwan Mask Corp.	2,634,000	5,422
	Hu Lane Associate Inc.	1,138,482	5,415
	TPK Holding Co. Ltd.	4,615,313	5,410
	Holy Stone Enterprise Co. Ltd.	1,802,982	5,367
	Brighton-Best International Taiwan Inc.	4,985,367	5,328
	China Metal Products	3,659,113	5,321
[1]	Channel Well Technology Co. Ltd.	2,290,000	5,281
[1]	Hota Industrial Manufacturing Co. Ltd.	3,152,801	5,264
	UPC Technology Corp.	12,467,277	5,252
	Oriental Union Chemical Corp.	9,872,474	5,251
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,246
[1]	LuxNet Corp.	1,416,000	5,205
[1]	General Interface Solution Holding Ltd.	2,755,276	5,159
[1]	Anpec Electronics Corp.	829,000	5,110
	Etron Technology Inc.	3,491,385	5,089
[1]	Actron Technology Corp.	871,577	4,963
[1]	CyberPower Systems Inc.	619,000	4,941
[1]	Nantex Industry Co. Ltd.	4,778,409	4,890
	Swancor Holding Co. Ltd.	1,061,426	4,873
*	Medigen Vaccine Biologics Corp.	3,077,336	4,866
	Nidec Chaun-Choung Technology Corp.	491,645	4,843
	Syncmold Enterprise Corp.	1,701,099	4,815
[1]	Waffer Technology Corp.	1,666,500	4,797
	Chief Telecom Inc.	426,800	4,747
*	CSBC Corp. Taiwan	8,335,257	4,640
	Ton Yi Industrial Corp.	10,059,324	4,612
	Advanced Ceramic X Corp.	682,971	4,592
[1]	Zyxel Group Corp.	3,625,952	4,586
[1]	Formosa Sumco Technology Corp.	849,000	4,578
[1]	Gemtek Technology Corp.	4,297,668	4,361
	T3EX Global Holdings Corp.	1,389,000	4,349
	TaiDoc Technology Corp.	894,645	4,240
	LandMark Optoelectronics Corp.	1,008,155	4,205
	AmTRAN Technology Co. Ltd.	8,935,692	4,178
	Adlink Technology Inc.	2,100,484	4,174
	Namchow Holdings Co. Ltd.	2,229,971	4,163
	Taiwan PCB Techvest Co. Ltd.	3,381,549	4,160
*	China Man-Made Fiber Corp.	17,705,236	4,157
	Flytech Technology Co. Ltd.	1,590,785	4,139
[1]	Cub Elecparts Inc.	1,205,100	4,125
	Xxentria Technology Materials Corp.	1,835,288	4,112
[1]	Chung Hwa Pulp Corp.	5,781,818	4,091
	Chlitina Holding Ltd.	703,977	4,056
	Gamania Digital Entertainment Co. Ltd.	1,716,424	4,039
	Taiflex Scientific Co. Ltd.	2,552,994	4,027
*,1	OBI Pharma Inc.	2,126,690	4,009
	Hung Sheng Construction Ltd.	4,786,107	4,008
	Sampo Corp.	4,491,497	4,001
	Dimerco Express Corp.	1,392,843	4,001
[1]	D-Link Corp.	7,312,584	4,000
[1]	Holtek Semiconductor Inc.	2,150,952	3,955
*	Adimmune Corp.	4,704,575	3,935
[1]	Weltrend Semiconductor	2,080,182	3,912
	YungShin Global Holding Corp.	2,590,434	3,883
	YC INOX Co. Ltd.	4,978,055	3,882
	Johnson Health Tech Co. Ltd.	1,516,092	3,869

Total International Stock Index Fund
		Shares	Market Value• ($000)
[1]	Ability Enterprise Co. Ltd.	3,100,904	3,852
*	Foresee Pharmaceuticals Co. Ltd.	1,305,841	3,834
	Sinyi Realty Inc.	3,763,300	3,829
	Huang Hsiang Construction Corp.	2,133,571	3,801
	IEI Integration Corp.	1,549,669	3,745
*	Lung Yen Life Service Corp.	2,768,221	3,738
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,704
	KMC Kuei Meng International Inc.	816,000	3,644
*	Rich Development Co. Ltd.	9,087,267	3,637
*	Mercuries & Associates Holding Ltd.	8,245,111	3,574
[1]	Elite Advanced Laser Corp.	1,848,862	3,573
[1]	Chunghwa Precision Test Tech Co. Ltd.	247,368	3,572
[1]	Ichia Technologies Inc.	3,516,439	3,565
	TYC Brother Industrial Co. Ltd.	2,304,099	3,526
[1]	Altek Corp.	2,957,823	3,518
	Everlight Chemical Industrial Corp.	5,648,329	3,509
	Career Technology MFG. Co. Ltd.	5,731,270	3,487
*	Federal Corp.	5,711,195	3,451
	Sensortek Technology Corp.	330,000	3,441
*	Radium Life Tech Co. Ltd.	9,369,336	3,420
	Ho Tung Chemical Corp.	12,421,141	3,414
	WUS Printed Circuit Co. Ltd.	2,273,785	3,408
[1]	Advanced International Multitech Co. Ltd.	1,470,115	3,388
[1]	China General Plastics Corp.	6,031,597	3,381
[1]	Motech Industries Inc.	4,135,988	3,374
*	Lealea Enterprise Co. Ltd.	11,509,721	3,368
*	Bank of Kaohsiung Co. Ltd.	9,446,886	3,362
*	Kuo Yang Construction Co. Ltd.	3,852,000	3,350
[1]	Lingsen Precision Industries Ltd.	4,885,421	3,340
	Apex International Co. Ltd.	2,597,000	3,298
	Rechi Precision Co. Ltd.	3,849,896	3,272
[1]	Alpha Networks Inc.	3,288,750	3,269
[1]	PharmaEngine Inc.	1,128,477	3,244
	ScinoPharm Taiwan Ltd.	3,679,946	3,236
	Kung Long Batteries Industrial Co. Ltd.	761,932	3,230
	St. Shine Optical Co. Ltd.	560,727	3,223
[1]	Sincere Navigation Corp.	4,024,309	3,207
*	Elitegroup Computer Systems Co. Ltd.	3,416,479	3,206
[1]	Darwin Precisions Corp.	6,185,570	3,205
	Asia Polymer Corp.	5,358,624	3,186
	Sunny Friend Environmental Technology Co. Ltd.	1,012,675	3,166
	Chia Hsin Cement Corp.	5,544,720	3,132
	Wei Chuan Foods Corp.	5,320,507	3,093
	FSP Technology Inc.	1,631,071	3,082
	Sonix Technology Co. Ltd.	1,963,316	3,063
*	Shining Building Business Co. Ltd.	8,163,769	3,061
	Amazing Microelectronic Corp.	993,526	3,059
*,1	CyberTAN Technology Inc.	4,608,006	3,036
	China Bills Finance Corp.	6,472,000	3,029
[1]	Genesys Logic Inc.	1,045,000	3,009
	Speed Tech Corp.	1,513,000	2,907
*	Rexon Industrial Corp. Ltd.	1,880,000	2,902
	KEE TAI Properties Co. Ltd.	5,933,979	2,901
	Bioteque Corp.	777,525	2,897
	Tung Thih Electronic Co. Ltd.	828,118	2,867
	Posiflex Technology Inc.	770,612	2,835
[1]	Panion & BF Biotech Inc.	957,163	2,823
*	Gigastorage Corp.	4,381,817	2,809
	Firich Enterprises Co. Ltd.	3,189,652	2,805
	Gourmet Master Co. Ltd.	1,003,237	2,794
	Kaimei Electronic Corp.	1,416,200	2,742
	CHC Healthcare Group	1,529,222	2,606
	Taiwan Styrene Monomer	6,364,977	2,575
	Savior Lifetec Corp.	3,838,851	2,518
*	Gigasolar Materials Corp.	503,916	2,443
	Infortrend Technology Inc.	3,725,873	2,436
		Shares	Market Value• ($000)
	Hong Pu Real Estate Development Co. Ltd.	2,103,931	2,411
[1]	Ultra Chip Inc.	935,000	2,398
	Formosan Rubber Group Inc.	2,870,375	2,352
	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	2,321
	91APP Inc.	847,931	2,294
*	First Steamship Co. Ltd.	9,563,441	2,270
	China Chemical & Pharmaceutical Co. Ltd.	3,231,766	2,176
	TA-I Technology Co. Ltd.	1,490,535	2,140
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,123
*	Tyntek Corp.	3,883,095	2,080
[1]	VIA Labs Inc.	348,000	2,064
	AGV Products Corp.	5,439,983	2,016
	Iron Force Industrial Co. Ltd.	665,535	1,993
	Zeng Hsing Industrial Co. Ltd.	644,672	1,959
*	Ritek Corp.	8,166,658	1,911
*,1	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,901
	China Electric Manufacturing Corp.	3,583,227	1,882
	Brogent Technologies Inc.	478,643	1,847
*	Medigen Biotechnology Corp.	1,500,797	1,781
*	Yeong Guan Energy Technology Group Co. Ltd.	1,175,217	1,722
*,1	HannsTouch Holdings Co.	6,761,304	1,670
*	ALI Corp.	2,283,362	1,605
	Taiyen Biotech Co. Ltd.	1,462,580	1,531
*	Globe Union Industrial Corp.	2,673,405	1,511
*,1	Zinwell Corp.	2,403,006	1,473
	Senao International Co. Ltd.	1,213,253	1,451
*	PChome Online Inc.	1,485,259	1,432
*	Newmax Technology Co. Ltd.	1,553,000	1,412
	Cyberlink Corp.	518,066	1,410
	Basso Industry Corp.	1,044,339	1,334
	Sheng Yu Steel Co. Ltd.	1,463,000	1,312
	Nan Liu Enterprise Co. Ltd.	581,000	1,260
	Dyaco International Inc.	1,321,461	1,246
	Yulon Nissan Motor Co. Ltd.	301,842	1,214
	Fittech Co. Ltd.	723,890	1,169
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,030
*	Li Cheng Enterprise Co. Ltd.	1,732,420	930
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
			21,110,094
Thailand (0.5%)
	PTT PCL (Foreign)	197,346,465	178,850
	CP ALL PCL (Foreign)	82,049,000	126,808
	Bangkok Dusit Medical Services PCL (Foreign)	150,507,267	117,528
	Airports of Thailand PCL (Foreign)	59,084,964	103,736
	Kasikornbank PCL (Foreign)	24,151,829	84,780
	Advanced Info Service PCL (Foreign)	15,432,525	81,994
	PTT Exploration & Production PCL (Foreign)	19,040,317	79,651
	Central Pattana PCL (Foreign)	42,791,911	72,976
	Delta Electronics Thailand PCL (Foreign)	38,533,410	71,871
	Siam Cement PCL (Foreign)	10,005,747	67,032
	SCB X PCL (Foreign)	23,192,353	66,415
	Bumrungrad Hospital PCL (Foreign)	7,835,043	51,713
	Minor International PCL (Foreign)	54,452,401	48,276
	Gulf Energy Development PCL (Foreign)	41,575,603	44,910
	Krung Thai Bank PCL (Foreign)	84,693,091	38,303
	Central Retail Corp. PCL (Foreign)	38,107,222	35,248
	Bangkok Bank PCL (Foreign)	9,173,964	33,846
	Charoen Pokphand Foods PCL (Foreign)	56,590,112	30,182
*	True Corp. PCL (Foreign)	143,669,836	29,626
	TMBThanachart Bank PCL (Foreign)	606,076,174	29,533
	PTT Global Chemical PCL (Foreign)	27,899,381	27,518
	Bangkok Expressway & Metro PCL (Foreign)	109,987,386	24,553
[1]	Land & Houses PCL (Foreign)	112,159,888	22,512
	Thai Oil PCL (Foreign)	15,353,549	22,371
	Home Product Center PCL (Foreign)	77,856,461	21,733

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Intouch Holdings PCL (Foreign)	12,032,567	21,672
	Tisco Financial Group PCL (Foreign)	8,095,809	21,219
[1]	BTS Group Holdings PCL (Foreign)	115,896,946	19,767
	Energy Absolute PCL (Foreign)	23,653,944	19,439
	PTT Oil & Retail Business PCL (Foreign)	37,974,783	19,067
	CP Axtra PCL (Foreign)	21,857,278	19,066
	Banpu PCL (Foreign)	120,327,312	17,952
[1]	Krungthai Card PCL (Foreign)	14,794,239	17,058
	Bangchak Corp. PCL (Foreign)	14,248,850	16,050
	Indorama Ventures PCL (Foreign)	24,902,983	15,983
	Digital Telecommunications Infrastructure Fund	70,328,189	14,789
	Thai Union Group PCL (Foreign)	36,886,960	14,782
	WHA Corp. PCL (Foreign)	106,751,115	14,344
	SCG Packaging PCL (Foreign)	16,456,009	14,326
	Thanachart Capital PCL (Foreign)	10,601,302	14,006
	Ratch Group PCL (Foreign)	16,149,654	12,498
[1]	Global Power Synergy PCL (Foreign)	9,523,376	12,485
	Asset World Corp. PCL (Foreign)	98,949,498	11,681
	KCE Electronics PCL (Foreign)	11,093,875	11,624
	Kiatnakin Phatra Bank PCL (Foreign)	8,053,120	11,276
	Thonburi Healthcare Group PCL (Foreign)	10,398,427	11,217
	Electricity Generating PCL (Foreign)	3,685,338	11,148
[1]	Muangthai Capital PCL (Foreign)	9,061,031	11,027
	Osotspa PCL (Foreign)	18,604,383	10,737
*	Central Plaza Hotel PCL (Foreign)	8,682,052	10,498
[1]	Siam Global House PCL (Foreign)	23,407,095	10,179
[1]	Ngern Tid Lor PCL (Foreign)	17,944,920	10,055
	Sansiri PCL (Foreign)	215,221,821	9,833
[1]	Hana Microelectronics PCL (Foreign)	9,083,353	9,401
	Supalai PCL (Foreign)	17,602,263	9,380
	AP Thailand PCL (Foreign)	31,796,970	9,231
[1]	Berli Jucker PCL (Foreign)	13,972,428	9,213
	Srisawad Corp. PCL (Foreign)	8,334,379	9,135
	CH Karnchang PCL (Foreign)	14,409,448	8,799
	Thai Life Insurance PCL (Foreign)	34,771,900	8,583
	Carabao Group PCL (Foreign)	4,586,606	8,424
	3BB Internet Infrastructure Fund	52,002,668	8,138
	Bangkok Chain Hospital PCL (Foreign)	14,811,030	8,026
	Com7 PCL (Foreign)	15,793,314	7,741
	IRPC PCL (Foreign)	142,880,724	7,558
	Amata Corp. PCL (Foreign)	11,735,975	7,155
	B Grimm Power PCL (Foreign)	10,162,552	7,011
	AEON Thana Sinsap Thailand PCL (Foreign)	1,612,268	6,997
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	6,522
	Chularat Hospital PCL (Foreign)	79,372,652	6,202
	Betagro PCL (Foreign)	9,520,600	6,126
	Sri Trang Agro-Industry PCL (Foreign)	12,079,771	5,687
	Plan B Media PCL (Foreign)	24,904,055	5,594
	I-TAIL Corp. PCL (Foreign)	8,984,400	5,360
	Mega Lifesciences PCL (Foreign)	4,817,756	5,304
	Thailand Future Fund	31,800,789	5,273
	CK Power PCL (Foreign)	50,179,219	5,261
*,1	Jasmine Technology Solution PCL (Foreign)	3,809,001	5,164
	JMT Network Services PCL (Foreign)	8,803,617	4,864
	Quality Houses PCL (Foreign)	82,078,043	4,821
[1]	Dohome PCL (Foreign)	16,274,194	4,715
	Bangkok Airways PCL (Foreign)	9,691,593	4,556
*	Star Petroleum Refining PCL (Foreign)	20,698,132	4,436
	Jasmine International PCL (Foreign)	50,568,678	4,351
	TOA Paint Thailand PCL (Foreign)	6,379,360	4,335
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	15,009,201	4,318
	TTW PCL (Foreign)	17,705,731	4,293
	Tipco Asphalt PCL (Foreign)	9,858,167	4,251
	Siam City Cement PCL (Foreign)	1,128,172	4,231
	Bangchak Sriracha PCL (Foreign)	17,259,553	4,113
		Shares	Market Value• ($000)
	Dhipaya Group Holdings PCL (Foreign)	4,812,172	3,948
	TPI Polene PCL (Foreign)	106,038,866	3,921
	Thoresen Thai Agencies PCL (Foreign)	22,967,591	3,892
	Gunkul Engineering PCL (Foreign)	54,986,495	3,815
	TQM Alpha PCL (Foreign)	5,310,853	3,585
	VGI PCL (Foreign)	72,796,914	3,337
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	3,258
	Vibhavadi Medical Center PCL (Foreign)	53,715,513	3,245
	Thai Vegetable Oil PCL (Foreign)	6,080,102	3,244
	TPI Polene Power PCL (Foreign)	35,880,912	3,217
	Thaicom PCL (Foreign)	9,147,278	3,135
	MBK PCL (Foreign)	6,685,838	3,053
*	Jaymart Group Holdings PCL (Foreign)	8,071,987	3,016
	Ramkhamhaeng Hospital PCL (Foreign)	3,550,399	2,991
	Major Cineplex Group PCL (Foreign)	7,175,579	2,867
	Banpu Power PCL (Foreign)	7,423,237	2,855
	Thaifoods Group PCL (Foreign)	26,922,005	2,759
*	Bangkok Land PCL (Foreign)	150,033,295	2,749
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	16,730,386	2,708
*	Beyond Securities PCL (Foreign)	31,587,374	2,656
	Forth Corp. PCL (Foreign)	5,951,006	2,620
[1]	Singer Thailand PCL (Foreign)	8,883,040	2,393
	GFPT PCL (Foreign)	6,818,395	2,370
[1]	Precious Shipping PCL (Foreign)	10,547,697	2,225
	Taokaenoi Food & Marketing PCL (Foreign)	7,785,893	2,171
	Pruksa Holding PCL (Foreign)	6,478,484	2,022
	Bangkok Life Assurance PCL (Foreign)	4,102,546	1,987
	MK Restaurants Group PCL (Foreign)	1,876,940	1,883
	BEC World PCL (Foreign)	14,114,804	1,838
	PTG Energy PCL (Foreign)	7,401,777	1,737
	SPCG PCL (Foreign)	5,675,234	1,730
	Ratchthani Leasing PCL (Foreign)	26,704,693	1,722
	LPN Development PCL (Foreign)	17,519,589	1,643
	BCPG PCL (Foreign)	8,752,274	1,589
	Origin Property PCL (Foreign)	8,151,381	1,556
	Bangkok Life Assurance PCL NVDR	2,816,700	1,364
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,208
*	Super Energy Corp. PCL (Foreign)	144,098,766	1,205
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	931
*	Italian-Thai Development PCL (Foreign)	44,731,483	879
	Workpoint Entertainment PCL (Foreign)	3,011,224	710
*	True Corp. PCL NVDR	1,376,900	284
*,3	Inter Far East Energy Corp.	5,655,044	53
			2,250,683
Turkey (0.3%)
	KOC Holding A/S	11,758,131	82,061
	Akbank TAS	42,430,037	78,096
*	Turk Hava Yollari AO	7,548,175	75,922
	Turkiye Petrol Rafinerileri A/S	12,145,356	73,323
	BIM Birlesik Magazalar A/S	6,059,856	72,397
*	Haci Omer Sabanci Holding A/S	18,224,907	52,025
	Turkiye Is Bankasi A/S Class C	107,707,367	45,571
	Yapi ve Kredi Bankasi A/S	45,495,249	45,558
	Turkcell Iletisim Hizmetleri A/S	16,179,737	40,280
	Turkiye Sise ve Cam Fabrikalari A/S	20,093,585	31,211
	Eregli Demir ve Celik Fabrikalari TAS	23,253,830	30,861
	Aselsan Elektronik Sanayi ve Ticaret A/S	16,079,781	30,165
	Ford Otomotiv Sanayi A/S	874,273	30,113
	Enka Insaat ve Sanayi A/S	24,587,177	29,133
*	Sasa Polyester Sanayi A/S	17,453,453	22,221
	Turkiye Garanti Bankasi A/S	8,084,831	20,642
	Coca-Cola Icecek A/S	896,322	20,089
*	Pegasus Hava Tasimaciligi A/S	551,424	17,555
	Migros Ticaret A/S	1,275,678	17,386
	Arcelik A/S	3,091,332	16,508
*	TAV Havalimanlari Holding A/S	2,371,873	16,070

Total International Stock Index Fund
		Shares	Market Value• ($000)
	AG Anadolu Grubu Holding A/S	1,520,896	15,231
	Tofas Turk Otomobil Fabrikasi A/S	1,708,807	14,524
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,283,139	12,863
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	3,960,084	11,290
*	Petkim Petrokimya Holding A/S	17,085,346	10,920
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,882,116	10,324
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	516,403	9,584
	Koza Altin Isletmeleri A/S	13,233,720	9,506
	Turk Traktor ve Ziraat Makineleri A/S	334,337	9,497
*	Turk Telekomunikasyon A/S	7,348,919	9,148
	Dogus Otomotiv Servis ve Ticaret A/S	1,003,110	8,787
*	EGE Endustri ve Ticaret A/S	15,917	8,603
	Otokar Otomotiv ve Savunma Sanayi A/S	524,683	8,491
*	Oyak Cimento Fabrikalari A/S	4,539,225	8,489
	Kontrolmatik Enerji ve Muhendislik A/S	1,150,100	8,377
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,886,069	8,348
*	Anadolu Anonim Turk Sigorta Sirketi	2,928,539	8,145
*	Ulker Biskuvi Sanayi A/S	2,280,714	8,037
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	26,626,439	8,002
	Is Yatirim Menkul Degerler A/S	6,899,471	7,974
	Nuh Cimento Sanayi A/S	819,596	7,743
*,2	MLP Saglik Hizmetleri A/S Class B	1,061,029	7,670
	Sok Marketler Ticaret A/S	4,183,157	7,501
	Alarko Holding A/S	2,027,086	7,285
*,2	Enerjisa Enerji A/S	3,446,635	7,225
	Borusan Yatirim ve Pazarlama A/S	66,907	6,663
*	Hektas Ticaret TAS	14,166,138	6,640
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,821,047	6,247
	Turkiye Sigorta A/S	2,983,880	6,102
	Politeknik Metal Sanayi ve Ticaret A/S	10,092	5,770
	Aksa Akrilik Kimya Sanayii A/S	1,581,680	5,694
	Dogan Sirketler Grubu Holding A/S	12,493,093	5,620
*	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,929,231	5,464
*	Turkiye Vakiflar Bankasi TAO	8,874,247	5,377
	Bera Holding A/S	8,930,702	5,236
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,998,573	5,222
*	Gubre Fabrikalari TAS	1,082,503	5,153
*	MIA Teknoloji A/S	2,896,082	5,022
*	Investco Holding A/S	503,448	4,957
*	Turkiye Sinai Kalkinma Bankasi A/S	16,194,707	4,899
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,343,724	4,817
*	Zorlu Enerji Elektrik Uretim A/S	23,544,758	4,805
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,842,996	4,749
	Cimsa Cimento Sanayi ve Ticaret A/S	4,798,276	4,743
*	Kiler Holding A/S	3,321,530	4,551
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,054,283	4,433
*	Reeder Teknoloji Sanayi ve Ticaret A/S	3,370,890	4,360
	Aksa Enerji Uretim A/S Class B	3,665,540	4,351
	Aygaz A/S	715,859	4,336
*	Konya Cimento Sanayii A/S	12,199	4,322
	Katilimevim Tasarruf Finansman A/S	820,323	4,230
	Kayseri Seker Fabrikasi A/S	3,844,799	3,955
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	852,370	3,934
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,449,629	3,919
*	Turkiye Halk Bankasi A/S	7,455,298	3,746
	Tekfen Holding A/S	2,301,809	3,683
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,824,103	3,612
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	398,878	3,549
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,008,887	3,442
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,563,827	3,433
		Shares	Market Value• ($000)
*	Akfen Yenilenebilir Enerji A/S	4,627,730	3,423
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,210,720	3,358
*	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,081,919	3,335
*	YEO Teknoloji Enerji ve Endustri A/S	514,462	3,316
	Kocaer Celik Sanayi ve Ticaret A/S	1,811,331	3,243
*	Can2 Termik A/S	5,269,868	2,986
*	AKIS Gayrimenkul Yatirimi A/S	5,095,844	2,891
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,541,421	2,882
	Bursa Cimento Fabrikasi A/S	10,863,079	2,841
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,885,562	2,835
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,695,003	2,806
*	Albaraka Turk Katilim Bankasi A/S	18,032,850	2,789
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,973,753	2,748
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	2,733
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,947,743	2,711
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,679
	Akcansa Cimento A/S	552,610	2,577
*	NET Holding A/S	2,660,790	2,543
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,553,356	2,526
	Global Yatirim Holding A/S	5,869,637	2,456
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	1,615,182	2,371
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	649,887	2,368
	Iskenderun Demir ve Celik A/S	2,043,156	2,326
*	Kordsa Teknik Tekstil A/S	731,090	2,260
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,709,239	2,207
	Logo Yazilim Sanayi ve Ticaret A/S	788,682	2,202
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	565,492	2,200
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,374,784	2,153
*	Kerevitas Gida Sanayi ve Ticaret A/S	4,383,054	2,038
*	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	1,986
*	Aksigorta A/S	8,479,628	1,946
*	Tukas Gida Sanayi ve Ticaret A/S	6,839,579	1,920
	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,486,738	1,910
*	Izdemir Enerji Elektrik Uretim A/S	2,274,382	1,855
*	Sekerbank Turk A/S	12,262,132	1,837
	Galata Wind Enerji A/S	2,077,818	1,823
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,751
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,029,735	1,741
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,005,108	1,723
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,944,456	1,695
	Kimteks Poliuretan Sanayi ve Ticaret A/S	813,692	1,602
*	Oyak Yatirim Menkul Degerler A/S	1,125,917	1,583
*	Karel Elektronik Sanayi ve Ticaret A/S	3,358,710	1,560
*	Izmir Demir Celik Sanayi A/S	6,600,386	1,492
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	23,661,099	1,488
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	1,476
	LDR Turizm A/S	637,282	1,446
*	Ebebek Magazacilik A/S Class B	911,273	1,369
*	Peker Gayrimenkul Yatirim Ortakligi A/S	5,503,554	1,357
*	Tat Gida Sanayi A/S	1,597,467	1,321
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,293
*	Aydem Yenilenebilir Enerji A/S	1,466,597	1,279
*	Is Finansal Kiralama A/S	3,428,404	1,225
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	1,202
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,148
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,202,021	1,137
*	Kartonsan Karton Sanayi ve Ticaret A/S	262,763	1,135
*	Qua Granite Hayal	8,411,183	1,080
*	Imas Makina Sanayi A/S	1,605,125	1,062
	Polisan Holding A/S	2,541,850	1,026
*	Erciyas Celik Boru Sanayi A/S	233,358	996

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	845
	Suwen Tekstil Sanayi Pazarlama A/S	1,267,005	771
	Bagfas Bandirma Gubre Fabrikalari A/S	951,606	707
*	Marti Otel Isletmeleri A/S	5,601,357	699
	SUN Tekstil Sanayi ve Ticaret A/S	992,533	539
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	839,081	532
			1,377,147
United Arab Emirates (0.4%)
[3]	Emirates Telecommunications Group Co. PJSC	48,079,199	222,349
	First Abu Dhabi Bank PJSC	61,038,995	207,519
*	Emaar Properties PJSC	92,700,966	207,288
	Emirates NBD Bank PJSC	24,949,553	115,533
	Abu Dhabi Commercial Bank PJSC	40,270,233	91,441
	Dubai Electricity & Water Authority PJSC	119,369,403	76,329
	Aldar Properties PJSC	50,472,149	75,008
*	Alpha Dhabi Holding PJSC	19,168,172	73,682
	Abu Dhabi Islamic Bank PJSC	20,084,443	61,062
	Dubai Islamic Bank PJSC	39,949,486	60,486
*	Multiply Group PJSC	65,500,469	40,979
	Abu Dhabi National Oil Co. for Distribution PJSC	39,771,729	37,757
*	Americana Restaurants International plc (XADS)	37,711,962	34,145
	Borouge plc	41,781,096	27,850
*	Emaar Development PJSC	11,640,566	26,445
	Salik Co. PJSC	25,906,098	24,383
	ADNOC Drilling Co. PJSC	22,269,457	23,395
	Air Arabia PJSC	31,649,406	23,044
*	Q Holding PJSC	28,569,677	22,904
	ADNOC Logistics & Services	19,625,078	21,358
	National Marine Dredging Co.	2,833,150	20,556
*	Abu Dhabi Ports Co. PJSC	12,078,249	19,111
	Dubai Investments PJSC	29,183,391	17,347
*	Pure Health Holding PJSC	14,639,428	15,614
	Dana Gas PJSC	78,856,435	14,808
	GFH Financial Group BSC	42,066,967	12,363
	Emirates Central Cooling Systems Corp.	27,811,774	12,041
	Fertiglobe plc	15,836,243	12,002
	Sharjah Islamic Bank	16,965,457	10,319
	Dubai Financial Market PJSC	22,265,704	8,349
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	8,149
*	Aramex PJSC	10,277,089	7,229
*	Ghitha Holding PJSC	542,123	5,252
	RAK Properties PJSC	14,503,624	4,828
*	AL Seer Marine Supplies & Equipment Co. LLC	3,328,421	4,374
*	Apex Investment Co. PSC	7,170,504	3,470
*,3	Arabtec Holding PJSC	11,126,461	1,606
*	Americana Restaurants International plc	1,570,156	1,430
*,3	Drake & Scull International PJSC	7,671,678	—
			1,651,805
United Kingdom (9.6%)
	Shell plc	89,744,385	3,190,289
	AstraZeneca plc	20,408,024	3,086,692
	HSBC Holdings plc	263,957,315	2,287,970
	Unilever plc	34,265,542	1,772,584
	BP plc	230,333,931	1,484,649
	GSK plc	55,546,420	1,152,417
	RELX plc	26,158,417	1,074,768
	Diageo plc	30,505,006	1,054,243
	Rio Tinto plc	15,042,252	1,017,770
	Glencore plc	167,515,074	974,697
	British American Tobacco plc	27,801,215	816,140
	CRH plc	9,545,232	739,191
	London Stock Exchange Group plc	6,444,827	710,478
		Shares	Market Value• ($000)
	BAE Systems plc	42,082,586	699,927
	National Grid plc	51,286,761	672,737
	Compass Group plc	23,613,438	656,778
	Ferguson plc	2,833,388	597,436
*	Rolls-Royce Holdings plc	115,592,034	592,759
	Lloyds Banking Group plc	875,949,109	565,323
	Reckitt Benckiser Group plc	9,886,125	552,704
	Anglo American plc	16,669,906	544,730
	Barclays plc	207,503,259	523,177
	Experian plc	12,655,068	510,429
	3i Group plc	13,150,408	469,831
*	Flutter Entertainment plc	2,435,470	451,192
	Ashtead Group plc	6,025,538	437,526
	Haleon plc	91,108,009	384,780
	Tesco plc	96,037,708	354,578
	Prudential plc	38,028,310	330,746
	SSE plc	15,047,846	312,791
	NatWest Group plc	74,497,817	281,183
	Imperial Brands plc	12,106,558	276,637
	Standard Chartered plc	30,350,732	260,760
	Vodafone Group plc	301,657,718	254,389
	Legal & General Group plc	81,915,241	240,462
	InterContinental Hotels Group plc	2,274,981	221,888
	Aviva plc	37,683,273	218,795
	Sage Group plc	14,130,348	204,903
	Segro plc	18,394,434	193,475
	Next plc	1,676,155	187,994
	Informa plc	18,873,983	186,850
	Bunzl plc	4,658,092	178,628
	Rentokil Initial plc	34,748,537	175,410
[1]	Smurfit Kappa Group plc	3,599,572	156,410
	Associated British Foods plc	4,642,900	153,669
	Smith & Nephew plc	12,095,655	146,547
	WPP plc	14,393,119	144,265
	Admiral Group plc	4,229,873	143,973
	Halma plc	5,223,500	143,160
	Melrose Industries plc	18,154,685	142,629
	Intertek Group plc	2,226,483	137,032
	Antofagasta plc	4,783,297	131,214
	United Utilities Group plc	9,436,151	123,002
	Centrica plc	74,306,664	118,614
	Pearson plc	9,557,224	115,966
	Mondi plc	6,089,473	115,404
	Severn Trent plc	3,647,060	112,418
	Spirax-Sarco Engineering plc	1,016,688	111,874
	BT Group plc	86,784,131	110,980
	Croda International plc	1,926,384	110,337
	Whitbread plc	2,737,149	107,879
[2]	Auto Trader Group plc	12,273,363	106,404
	Intermediate Capital Group plc	3,841,171	100,116
*	Wise plc Class A	10,369,778	99,658
	Smiths Group plc	4,818,328	97,137
	DCC plc	1,362,456	93,043
	Weir Group plc	3,587,186	91,536
	B&M European Value Retail SA	13,824,099	89,215
	Coca-Cola HBC AG	2,705,846	87,341
	Marks & Spencer Group plc	27,166,606	86,551
	Entain plc	8,762,094	85,485
	Berkeley Group Holdings plc	1,441,337	84,643
	Land Securities Group plc	10,172,072	82,211
	Diploma plc	1,805,816	81,624
	Kingfisher plc	25,953,331	79,945
	Taylor Wimpey plc	48,423,233	79,347
	Howden Joinery Group plc	7,275,325	79,190
	J Sainsbury plc	24,069,608	78,953
	IMI plc	3,552,246	77,378
	DS Smith plc	17,669,892	76,979

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Barratt Developments plc	13,474,824	76,134
	Beazley plc	9,148,146	75,690
	M&G plc	30,067,433	75,275
	Hiscox Ltd.	4,651,157	71,330
	Persimmon plc	4,386,859	71,037
*	Vistry Group plc	4,774,001	70,916
	Burberry Group plc	4,936,696	70,637
	Rightmove plc	11,007,522	70,512
[2]	ConvaTec Group plc	22,512,065	70,042
	LondonMetric Property plc	26,090,688	63,685
	Phoenix Group Holdings plc	10,177,465	61,988
	British Land Co. plc	12,812,007	61,781
	RS Group plc	6,511,684	59,652
	Spectris plc	1,412,376	58,420
	Games Workshop Group plc	455,344	56,278
	UNITE Group plc	4,787,824	55,350
	Johnson Matthey plc	2,489,216	54,515
	Hikma Pharmaceuticals plc	2,245,902	53,925
	Investec plc	8,507,955	53,892
	Hargreaves Lansdown plc	5,234,801	52,899
	Endeavour Mining plc	2,492,650	52,777
	Bellway plc	1,678,277	52,741
	Man Group plc	16,249,839	52,112
	Inchcape plc	5,171,291	51,542
	Schroders plc	11,724,671	51,402
	Tritax Big Box REIT plc	26,310,354	49,696
	JD Sports Fashion plc	34,016,080	48,700
*	International Consolidated Airlines Group SA	22,307,459	48,616
	Rotork plc	11,921,464	47,924
	Greggs plc	1,391,972	47,107
	abrdn plc	25,144,282	45,853
	Tate & Lyle plc	5,581,864	45,764
	ITV plc	51,871,838	45,511
	IG Group Holdings plc	4,873,363	45,475
*,1	TUI AG	6,169,074	43,323
	Direct Line Insurance Group plc	18,210,197	42,279
*	Darktrace plc	5,576,081	41,625
	Virgin Money UK plc	15,571,614	41,403
	St. James's Place plc	7,439,076	40,255
	Cranswick plc	743,302	39,919
	Derwent London plc	1,543,182	39,541
	Britvic plc	3,555,708	39,211
*,1	Ocado Group plc	8,363,065	36,615
	Big Yellow Group plc	2,587,812	34,812
	easyJet plc	5,143,869	34,454
	Serco Group plc	15,091,347	34,419
	Drax Group plc	5,291,740	34,275
	Balfour Beatty plc	7,482,259	33,932
	Softcat plc	1,719,551	33,657
	Grafton Group plc	2,822,404	33,198
	Pennon Group plc	3,950,268	32,859
	Bank of Georgia Group plc	486,188	32,555
	Grainger plc	10,065,968	32,113
	Harbour Energy plc	8,901,597	31,810
	Shaftesbury Capital plc	18,825,261	31,512
*	International Distributions Services plc	9,349,689	31,505
	Computacenter plc	966,002	30,970
	QinetiQ Group plc	7,135,958	30,454
*	Indivior plc	1,689,827	30,335
*,2	Network International Holdings plc	6,156,742	30,219
	4imprint Group plc	384,325	29,704
	TBC Bank Group plc	688,212	29,692
	Redrow plc	3,680,682	29,592
	Plus500 Ltd.	1,075,550	29,093
	Safestore Holdings plc	2,938,410	28,320
*,2	Deliveroo plc Class A	16,791,788	28,014
	OSB Group plc	5,441,535	27,864
		Shares	Market Value• ($000)
	Travis Perkins plc	2,962,962	27,734
	TP ICAP Group plc	10,682,213	27,652
*	Carnival plc	2,012,084	26,979
*	Playtech plc	4,083,894	26,978
	SSP Group plc	11,024,078	26,973
	Mitie Group plc	18,381,511	26,680
	Energean plc	1,933,613	26,518
	Paragon Banking Group plc	2,968,283	26,471
[2]	Quilter plc	18,943,710	25,911
	Lancashire Holdings Ltd.	3,382,690	25,624
	Hays plc	22,162,723	25,450
	Hill & Smith plc	1,072,439	25,173
	Renishaw plc	475,899	24,538
	Savills plc	1,810,274	24,466
	WH Smith plc	1,773,161	24,254
	Centamin plc	16,019,103	24,190
	Pets at Home Group plc	6,625,024	24,185
	Pagegroup plc	4,305,663	23,927
*	Ascential plc	6,008,113	23,360
*,2	Trainline plc	6,257,020	23,266
	Bodycote plc	2,661,199	22,891
*	IWG plc	9,833,659	22,704
	Sirius Real Estate Ltd.	18,253,244	22,201
	Babcock International Group plc	3,498,375	22,138
[2]	JTC plc	2,060,416	22,020
	Domino's Pizza Group plc	5,410,313	21,933
	Coats Group plc	21,445,505	21,714
	Primary Health Properties plc	18,602,178	21,292
	Assura plc	41,534,316	21,264
	Telecom Plus plc	972,826	21,097
[2]	Airtel Africa plc	15,022,696	20,746
	Oxford Instruments plc	728,526	20,448
	Genus plc	901,830	20,281
	Dunelm Group plc	1,562,748	19,687
	Moneysupermarket.com Group plc	7,237,203	19,390
	Spirent Communications plc	7,987,151	19,307
	Dowlais Group plc	18,473,520	18,776
	Victrex plc	1,179,130	18,608
	Breedon Group plc	4,132,973	18,571
	Chemring Group plc	3,959,507	18,505
	Premier Foods plc	9,120,630	18,324
	Firstgroup plc	8,997,109	18,226
	Hammerson plc	53,398,295	18,112
	Just Group plc	13,912,888	17,892
	Fresnillo plc	2,568,237	17,787
*	Frasers Group plc	1,738,232	17,689
	Vesuvius plc	2,946,733	17,594
	Rathbones Group plc	861,498	17,541
*	John Wood Group plc	9,358,430	17,268
	Clarkson plc	351,135	17,019
	Genuit Group plc	3,139,029	16,966
	Bytes Technology Group plc	2,783,596	16,931
	Morgan Sindall Group plc	594,643	16,766
	AJ Bell plc	3,985,536	16,070
	Kainos Group plc	1,300,886	15,950
	Supermarket Income REIT plc	17,141,654	15,484
	Morgan Advanced Materials plc	3,811,945	14,898
	Redde Northgate plc	3,075,400	14,707
	Ashmore Group plc	6,054,785	14,592
	IntegraFin Holdings plc	3,807,233	14,179
	Great Portland Estates plc	2,851,047	13,889
	Keller Group plc	1,000,241	13,724
*	Elementis plc	7,793,395	13,703
*,2	Watches of Switzerland Group plc	3,226,444	13,534
	Volution Group plc	2,462,103	13,272
	Future plc	1,584,746	13,083
*	Helios Towers plc	10,279,512	12,551

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hilton Food Group plc	1,086,855	12,376
	Close Brothers Group plc	2,140,917	12,167
	RHI Magnesita NV	268,154	12,147
	Workspace Group plc	1,870,992	11,565
	Senior plc	5,670,449	11,535
*	Greencore Group plc	6,816,735	11,151
[2]	Spire Healthcare Group plc	3,576,836	10,993
*,2	Trustpilot Group plc	4,631,042	10,936
	Marshalls plc	3,206,099	10,718
[1]	C&C Group plc	5,198,807	10,656
*	J D Wetherspoon plc	1,178,265	10,637
*,1	THG plc Class B	13,407,427	10,570
*	Currys plc	13,495,746	10,413
	Ninety One plc	4,864,573	10,117
*	Oxford Nanopore Technologies plc	8,220,678	10,098
*	Mitchells & Butlers plc	3,321,564	10,001
[1,2]	Petershill Partners plc	3,796,975	9,740
[2]	Ibstock plc	5,234,528	9,654
[2]	Bridgepoint Group plc	3,296,295	9,329
*,1	PureTech Health plc	3,349,069	9,023
	Essentra plc	4,088,130	8,985
	Diversified Energy Co. plc	636,957	8,868
	AG Barr plc	1,216,199	8,658
*	Hochschild Mining plc	4,389,418	8,473
*	Molten Ventures plc	2,433,308	8,468
	UK Commercial Property REIT Ltd.	9,995,050	8,389
	IP Group plc	13,554,061	8,111
	Crest Nicholson Holdings plc	3,412,280	7,877
[2]	TI Fluid Systems plc	4,474,182	7,698
*,1,2	Aston Martin Lagonda Global Holdings plc	4,167,475	7,693
*	Auction Technology Group plc	1,223,293	7,569
	Dr. Martens plc	7,861,529	7,460
	Liontrust Asset Management plc	866,233	7,288
*	Moonpig Group plc	3,647,440	7,098
*,1	Tullow Oil plc	15,616,824	7,054
	NCC Group plc	4,153,633	7,023
	Balanced Commercial Property Trust Ltd.	7,073,532	6,886
	Wickes Group plc	3,467,431	6,265
*,1	Alphawave IP Group plc	3,846,755	6,115
	Picton Property Income Ltd.	7,267,197	5,989
	Halfords Group plc	3,005,887	5,645
*	AO World plc	4,288,894	5,631
	Jupiter Fund Management plc	5,792,162	5,583
*,1	Synthomer plc	1,672,717	5,413
	FDM Group Holdings plc	1,186,999	5,160
	Mobico Group plc	7,456,505	5,142
*,3	Home REIT plc	10,689,921	5,083
*	888 Holdings plc	4,680,602	4,922
[2]	CMC Markets plc	1,477,483	4,829
	PZ Cussons plc	3,249,218	4,099
*	S4 Capital plc	6,474,406	3,943
*,1	ASOS plc	908,913	3,782
*	Capita plc	22,055,951	3,692
	Helical plc	1,356,548	3,452
*	SIG plc	9,063,013	2,956
[2]	Bakkavor Group plc	1,871,971	2,827
	CLS Holdings plc	2,557,140	2,633
*	Rank Group plc	2,499,075	2,602
*	Ferrexpo plc	3,957,116	2,504
	Vanquis Banking Group plc	3,475,493	2,084
	Ithaca Energy plc	1,350,306	1,987
*,1,3	NMC Health plc	1,316,787	—
*,3	Evraz plc	7,417,198	—
		Shares	Market Value• ($000)
*,2,3	Finablr plc	3,002,811	—
			39,772,957
Total Common Stocks (Cost $342,674,430)			408,448,736
Preferred Stocks (0.8%)
	Petroleo Brasileiro SA Preference Shares	76,299,612	617,438
	Samsung Electronics Co. Ltd. Preference Shares	11,376,387	531,176
	Itau Unibanco Holding SA Preference Shares	66,173,089	399,643
	Volkswagen AG Preference Shares	2,769,310	339,255
	Banco Bradesco SA Preference Shares	71,428,670	192,582
	Henkel AG & Co. KGaA Preference Shares	2,220,010	176,361
	Itausa SA Preference Shares	74,832,927	137,773
[1]	Sartorius AG Preference Shares	340,956	101,931
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,879,574	85,849
	Bayerische Motoren Werke AG Preference Shares	788,489	81,019
	Hyundai Motor Co. Preference Shares (XKRX)	527,957	60,328
	Gerdau SA Preference Shares	17,066,734	60,016
	FUCHS SE Preference Shares	999,721	46,686
	Cia Energetica de Minas Gerais Preference Shares	17,588,058	33,092
	Companhia Paranaense de Energia Preference Shares Class B	16,670,410	29,183
	Hyundai Motor Co. Preference Shares	256,418	29,178
	Bancolombia SA Preference Shares	3,359,283	27,487
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,335,428	26,696
*	Grifols SA Preference Shares Class B	3,475,740	22,179
	LG Chem Ltd. Preference Shares	105,481	20,244
	Metalurgica Gerdau SA Preference Shares	9,131,418	18,605
	Bradespar SA Preference Shares	3,802,013	14,593
	Embotelladora Andina SA Preference Shares Class B	4,971,731	14,060
	Sixt SE Preference Shares	179,601	12,428
	Marcopolo SA Preference Shares	9,712,253	12,326
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,084,795	10,792
	Raizen SA Preference Shares	16,539,154	9,747
*	Braskem SA Preference Shares Class A	2,134,883	8,749
	Banco Pan SA Preference Shares	4,700,600	8,274
	Unipar Carbocloro SA Preference Shares Class B	725,782	7,379
*	Azul SA Preference Shares	3,779,555	7,097
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	6,696
	Draegerwerk AG & Co. KGaA Preference Shares	122,874	6,544
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	36,816	6,490
*	Alpargatas SA Preference Shares	3,239,950	5,903
	LG Electronics Inc. Preference Shares	181,733	5,620
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,062,242	5,108
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	5,079
*	Banco ABC Brasil SA Preference Shares	918,900	4,097
	LG H&H Co. Ltd. Preference Shares	29,347	3,961
	Daishin Securities Co. Ltd. Preference Shares	360,958	3,890
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,118,208	3,243
	Corem Property Group AB Preference Shares	140,915	2,991
	Samsung SDI Co. Ltd. Preference Shares	15,814	2,764
	Taurus Armas SA Preference Shares	960,200	2,267
	Amorepacific Corp. Preference Shares	63,585	2,135
	CJ CheilJedang Corp. Preference Shares	10,855	1,156

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Gol Linhas Aereas Inteligentes SA Preference Shares	3,148,781	800
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,112	547
	Hanwha Corp. Preference Shares	48,906	525
	Mirae Asset Securities Co. Ltd. Preference Shares	36,379	96
*,3	Mechel PJSC Preference Shares	1,017,064	—
*,3	Rosseti Lenenergo PJSC Preference Shares	912,167	—
*,3	Transneft PJSC Preference Shares	2,017,700	—
*,3	Tatneft PJSC Preference Shares	1,942,172	—
*,3	Surgutneftegas PJSC Preference Shares	101,260,284	—
Total Preferred Stocks (Cost $3,027,731)			3,212,078
Rights (0.0%)
*	IIFL Finance Ltd. Exp. 5/14/24	425,040	487
*	Smartfren Telecom Tbk. PT Exp. 5/6/24	838,469,227	52
*,3	Chlitina Holding Ltd. Exp. 5/13/24	21,254	—
Total Rights (Cost $—)			539
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	374,482	344
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	2,634,201	72
*	VGI PCL Exp. 5/23/27	16,082,270	35
*	Velesto Energy Bhd. Exp. 10/18/24	12,999,819	13
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	252,338	6
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	5,144,856	—
*,3	Samart Corp. PCL Exp. 5/17/24	1	—
*,1	PointsBet Holdings Ltd. Exp. 7/8/24	145,829	—
*,3	Constellation Software Inc. Exp. 3/31/40	256,880	—
	Shares	Market Value• ($000)
* Thaifoods Group PCL Exp. 4/29/25	2,741,610	—
Total Warrants (Cost $—)		470
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[6,7] Vanguard Market Liquidity Fund, 5.394% (Cost $8,789,221)	87,918,670	8,790,987
Total Investments (101.2%) (Cost $354,491,382)		420,452,810
Other Assets and Liabilities—Net (-1.2%)		(4,856,813)
Net Assets (100%)		415,595,997
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,331,551,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $10,009,111,000, representing 2.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,836,777,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	June 2024	16,895	882,946	(4,224)
FTSE 100 Index	June 2024	5,318	542,141	25,964
MSCI Emerging Markets Index	June 2024	12,871	670,579	(3,633)
S&P ASX 200 Index	June 2024	2,442	303,928	(1,867)
S&P TSX 60 Index	June 2024	1,892	358,843	(3,860)
Topix Index	June 2024	4,194	730,490	15,753
				28,133

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/20/24	AUD	541,403	USD	358,663	—	(7,418)
Toronto-Dominion Bank	6/20/24	CAD	417,952	USD	310,512	—	(6,660)
BNP Paribas	6/20/24	EUR	269,928	USD	296,361	—	(7,694)
Morgan Stanley Capital Services LLC	6/20/24	EUR	269,928	USD	295,689	—	(7,023)
Royal Bank of Canada	6/20/24	EUR	265,899	USD	291,830	—	(7,472)

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	6/20/24	GBP	382,358	USD	488,443	—	(10,542)
State Street Bank & Trust Co.	6/20/24	HKD	40,928	USD	5,246	—	(6)
UBS AG	6/20/24	INR	19,400,313	USD	233,358	—	(1,239)
State Street Bank & Trust Co.	6/20/24	INR	18,926,540	USD	227,950	—	(1,499)
Deutsche Bank AG	6/20/24	INR	14,719,290	USD	177,206	—	(1,094)
Bank of America, N.A.	6/20/24	INR	13,147,279	USD	158,222	—	(918)
Toronto-Dominion Bank	6/20/24	INR	11,264,974	USD	135,685	—	(903)
JPMorgan Chase Bank, N.A.	6/20/24	INR	3,301,874	USD	39,748	—	(242)
Morgan Stanley Capital Services LLC	6/20/24	INR	3,301,874	USD	39,710	—	(204)
BNP Paribas	6/20/24	INR	3,290,940	USD	39,593	—	(218)
UBS AG	6/20/24	JPY	87,043,104	USD	597,741	—	(41,614)
BNP Paribas	6/20/24	USD	106,618	AUD	162,089	1,459	—
Citibank, N.A.	6/20/24	USD	59,254	BRL	297,729	2,192	—
Deutsche Bank AG	6/20/24	USD	59,216	BRL	297,729	2,154	—
State Street Bank & Trust Co.	6/20/24	USD	182,570	CHF	158,372	9,312	—
UBS AG	6/20/24	USD	182,313	CHF	158,372	9,056	—
State Street Bank & Trust Co.	6/20/24	USD	177,469	EUR	165,340	650	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	106,200	EUR	97,834	1,574	—
Toronto-Dominion Bank	6/20/24	USD	174,949	GBP	137,354	3,274	—
BNP Paribas	6/20/24	USD	231,066	JPY	34,537,083	10,404	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	144,578	JPY	21,601,846	6,561	—
UBS AG	6/20/24	USD	85,377	JPY	12,762,442	3,837	—
State Street Bank & Trust Co.	6/20/24	USD	57,111	JPY	8,537,256	2,565	—
State Street Bank & Trust Co.	6/20/24	USD	65,372	KRW	86,476,298	2,640	—
Standard Chartered Bank	6/20/24	USD	19,483	KRW	26,162,600	504	—
BNP Paribas	6/20/24	USD	19,479	KRW	26,162,600	501	—
Deutsche Bank AG	6/20/24	USD	9,741	KRW	13,081,300	251	—
UBS AG	6/20/24	USD	9,741	KRW	13,081,300	252	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	9,740	KRW	13,081,300	250	—
Deutsche Bank AG	6/20/24	USD	53,869	SEK	549,934	3,854	—
Morgan Stanley Capital Services LLC	6/20/24	USD	5,465	TWD	170,729	192	—
						61,482	(94,746)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Total International Stock Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Beijing Kingsoft Office Software Inc. Class A	7/31/24	GSI	12,235	(2.831)	594	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/25	CITNA	6,538	(0.431)	—	(691)
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	8/30/24	BANA	7,243	(5.283)	—	(256)
FTSE China A Stock Connect CNY All Cap Index	6/13/24	GSI	192,674	(2.781)	2,764	—
FTSE China A Stock Connect CNY All Cap Index	6/13/24	GSI	96,380	(2.781)	1,382	—
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	201,594	(1.831)	5,115	—
Hanwha Ocean Co. Ltd.	7/31/24	GSI	8,571	(3.831)	694	—
JA Solar Technology Co. Ltd. Class A	7/31/24	GSI	4,636	(1.331)	—	(515)
Luxshare Precision Industry Co. Ltd. Class A	1/24/25	CITNA	14,242	(2.331)	—	(156)
Magazine Luiza SA	8/30/24	BANA	6,574	(1.331)	—	(2,452)
Nan Ya Printed Circuit Board Corp.	8/30/24	BANA	6,265	(2.331)	—	(534)
RDC Semiconductor Co. Ltd.	3/26/25	MSCS	5,000	2.167	—	(1,858)
Zhejiang Huayou Cobalt Co. Ltd. Class A	7/31/24	GSI	4,157	(1.581)	—	(225)
					10,549	(6,687)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $30,891,000 and cash of $1,300,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $345,204,114)	411,124,691
Affiliated Issuers (Cost $9,287,268)	9,328,119
Total Investments in Securities	420,452,810
Investment in Vanguard	12,546
Foreign Currency, at Value (Cost $580,271)	577,617
Cash Collateral Pledged—Futures Contracts	199,188
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	53,936
Receivables for Investment Securities Sold	928,474
Receivables for Accrued Income	2,052,276
Receivables for Capital Shares Issued	175,968
Unrealized Appreciation—Forward Currency Contracts	61,482
Unrealized Appreciation—Over-the-Counter Swap Contracts	10,549
Total Assets	424,524,846
Liabilities
Due to Custodian	936,534
Payables for Investment Securities Purchased	171,749
Collateral for Securities on Loan	5,836,777
Payables for Capital Shares Redeemed	493,633
Payables to Vanguard	32,337
Variation Margin Payable—Futures Contracts	11,447
Unrealized Depreciation—Forward Currency Contracts	94,746
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,687
Deferred Foreign Capital Gains Taxes	1,344,939
Total Liabilities	8,928,849
Net Assets	415,595,997
1 Includes $5,331,551,000 of securities on loan.

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	381,598,730
Total Distributable Earnings (Loss)	33,997,267
Net Assets	415,595,997

Investor Shares—Net Assets
Applicable to 10,110,677,730 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	191,193,523
Net Asset Value Per Share—Investor Shares	$18.91

ETF Shares—Net Assets
Applicable to 1,161,687,425 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,333,839
Net Asset Value Per Share—ETF Shares	$58.82

Admiral Shares—Net Assets
Applicable to 2,310,885,708 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,097,699
Net Asset Value Per Share—Admiral Shares	$31.63

Institutional Shares—Net Assets
Applicable to 312,851,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,574,339
Net Asset Value Per Share—Institutional Shares	$126.50

Institutional Plus Shares—Net Assets
Applicable to 258,218,893 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,671,502
Net Asset Value Per Share—Institutional Plus Shares	$126.53

Institutional Select Shares—Net Assets
Applicable to 80,472,262 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,725,095
Net Asset Value Per Share—Institutional Select Shares	$133.28
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	5,391,294
Dividends—Affiliated Issuers	11,507
Interest—Unaffiliated Issuers	5,126
Interest—Affiliated Issuers	89,420
Securities Lending—Net	61,970
Total Income	5,559,317
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12,975
Management and Administrative—Investor Shares	135,369
Management and Administrative—ETF Shares	15,814
Management and Administrative—Admiral Shares	32,289
Management and Administrative—Institutional Shares	11,914
Management and Administrative—Institutional Plus Shares	8,210
Management and Administrative—Institutional Select Shares	1,581
Marketing and Distribution—Investor Shares	5,214
Marketing and Distribution—ETF Shares	1,036
Marketing and Distribution—Admiral Shares	1,578
Marketing and Distribution—Institutional Shares	634
Marketing and Distribution—Institutional Plus Shares	508
Marketing and Distribution—Institutional Select Shares	10
Custodian Fees	17,097
Shareholders’ Reports—Investor Shares	929
Shareholders’ Reports—ETF Shares	511
Shareholders’ Reports—Admiral Shares	378
Shareholders’ Reports—Institutional Shares	240
Shareholders’ Reports—Institutional Plus Shares	65
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	143
Other Expenses	613
Total Expenses	247,108
Expenses Paid Indirectly	(5)
Net Expenses	247,103
Net Investment Income	5,312,214
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	24
Investment Securities Sold—Unaffiliated Issuers[2,3]	(1,005,307)
Investment Securities Sold—Affiliated Issuers	(12,366)
Futures Contracts	381,679
Swap Contracts	(12,560)
Forward Currency Contracts	15,260
Foreign Currencies	9,481
Realized Net Gain (Loss)	(623,789)

Total International Stock Index Fund
Statement of Operations (continued)
Six Months Ended April 30, 2024
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	52,697,625
Investment Securities—Affiliated Issuers	73,367
Futures Contracts	203,451
Swap Contracts	23,322
Forward Currency Contracts	11,707
Foreign Currencies	(45,605)
Change in Unrealized Appreciation (Depreciation)	52,963,867
Net Increase (Decrease) in Net Assets Resulting from Operations	57,652,292
1	Dividends are net of foreign withholding taxes of $561,121,000.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $6,130,000.
3	Includes $514,123,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $570,711,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,312,214	11,010,927
Realized Net Gain (Loss)	(623,789)	(4,990,976)
Change in Unrealized Appreciation (Depreciation)	52,963,867	33,277,762
Net Increase (Decrease) in Net Assets Resulting from Operations	57,652,292	39,297,713
Distributions
Investor Shares	(3,319,181)	(4,978,504)
ETF Shares	(1,177,841)	(1,658,625)
Admiral Shares	(1,318,400)	(2,048,132)
Institutional Shares	(720,961)	(1,115,928)
Institutional Plus Shares	(580,465)	(876,306)
Institutional Select Shares	(192,525)	(285,539)
Total Distributions	(7,309,373)	(10,963,034)
Capital Share Transactions
Investor Shares	4,401,691	1,468,985
ETF Shares	5,735,912	6,697,225
Admiral Shares	(475,405)	(374,643)
Institutional Shares	(173,639)	(335,030)
Institutional Plus Shares	972,530	(326,813)
Institutional Select Shares	353,449	62,813
Net Increase (Decrease) from Capital Share Transactions	10,814,538	7,192,537
Total Increase (Decrease)	61,157,457	35,527,216
Net Assets
Beginning of Period	354,438,540	318,911,324
End of Period	415,595,997	354,438,540
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.57	$15.20	$20.86	$16.39	$17.13	$15.91
Investment Operations
Net Investment Income[1]	.240	.517	.548	.506	.389	.524
Net Realized and Unrealized Gain (Loss) on Investments	2.435	1.370	(5.613)	4.464	(.718)	1.186
Total from Investment Operations	2.675	1.887	(5.065)	4.970	(.329)	1.710
Distributions
Dividends from Net Investment Income	(.335)	(.517)	(.595)	(.500)	(.411)	(.490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.335)	(.517)	(.595)	(.500)	(.411)	(.490)
Net Asset Value, End of Period	$18.91	$16.57	$15.20	$20.86	$16.39	$17.13
Total Return[2]	16.22%	12.29%	-24.70%	30.45%	-1.93%	10.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$191,194	$163,566	$148,776	$199,230	$155,670	$148,795
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.18%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.95%	3.03%	2.49%	2.39%	3.19%
Portfolio Turnover Rate[4]	1%	4%	5%	8%	7%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%, 0.18% and 0.17%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$51.56	$47.28	$64.90	$50.97	$53.30	$49.50
Investment Operations
Net Investment Income[1]	.783	1.669	1.777	1.677	1.251	1.677
Net Realized and Unrealized Gain (Loss) on Investments	7.548	4.274	(17.486)	13.870	(2.256)	3.696
Total from Investment Operations	8.331	5.943	(15.709)	15.547	(1.005)	5.373
Distributions
Dividends from Net Investment Income	(1.071)	(1.663)	(1.911)	(1.617)	(1.325)	(1.573)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.071)	(1.663)	(1.911)	(1.617)	(1.325)	(1.573)
Net Asset Value, End of Period	$58.82	$51.56	$47.28	$64.90	$50.97	$53.30
Total Return	16.23%	12.46%	-24.64%	30.66%	-1.88%	11.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,334	$54,767	$44,401	$51,747	$28,294	$16,293
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.07%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.74%	3.06%	3.16%	2.64%	2.46%	3.28%
Portfolio Turnover Rate[3]	1%	4%	5%	8%	7%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$27.72	$25.43	$34.90	$27.41	$28.66	$26.61
Investment Operations
Net Investment Income[1]	.409	.885	.942	.868	.658	.892
Net Realized and Unrealized Gain (Loss) on Investments	4.071	2.288	(9.398)	7.478	(1.205)	1.993
Total from Investment Operations	4.480	3.173	(8.456)	8.346	(.547)	2.885
Distributions
Dividends from Net Investment Income	(.570)	(.883)	(1.014)	(.856)	(.703)	(.835)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.570)	(.883)	(1.014)	(.856)	(.703)	(.835)
Net Asset Value, End of Period	$31.63	$27.72	$25.43	$34.90	$27.41	$28.66
Total Return[2]	16.23%	12.35%	-24.65%	30.59%	-1.92%	11.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73,098	$64,479	$59,468	$80,052	$64,452	$76,314
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.12%[3]	0.11%[3]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.66%	3.02%	3.11%	2.55%	2.40%	3.25%
Portfolio Turnover Rate[4]	1%	4%	5%	8%	7%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12% and 0.11%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$110.87	$101.68	$139.55	$109.61	$114.61	$106.43
Investment Operations
Net Investment Income[1]	1.654	3.572	3.806	3.519	2.670	3.597
Net Realized and Unrealized Gain (Loss) on Investments	16.272	9.182	(37.582)	29.888	(4.826)	7.960
Total from Investment Operations	17.926	12.754	(33.776)	33.407	(2.156)	11.557
Distributions
Dividends from Net Investment Income	(2.296)	(3.564)	(4.094)	(3.467)	(2.844)	(3.377)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.296)	(3.564)	(4.094)	(3.467)	(2.844)	(3.377)
Net Asset Value, End of Period	$126.50	$110.87	$101.68	$139.55	$109.61	$114.61
Total Return	16.24%	12.41%	-24.63%	30.62%	-1.89%	11.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,574	$34,802	$32,204	$42,913	$31,735	$33,476
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.09%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.69%	3.05%	3.14%	2.58%	2.44%	3.27%
Portfolio Turnover Rate[3]	1%	4%	5%	8%	7%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09% and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$110.90	$101.70	$139.59	$109.63	$114.63	$106.45
Investment Operations
Net Investment Income[1]	1.669	3.584	3.815	2.900	2.726	3.617
Net Realized and Unrealized Gain (Loss) on Investments	16.263	9.192	(37.597)	30.529	(4.871)	7.947
Total from Investment Operations	17.932	12.776	(33.782)	33.429	(2.145)	11.564
Distributions
Dividends from Net Investment Income	(2.302)	(3.576)	(4.108)	(3.469)	(2.855)	(3.384)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.302)	(3.576)	(4.108)	(3.469)	(2.855)	(3.384)
Net Asset Value, End of Period	$126.53	$110.90	$101.70	$139.59	$109.63	$114.63
Total Return	16.24%	12.43%	-24.63%	30.63%	-1.88%	11.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,672	$27,752	$25,785	$32,880	$83,550	$118,865
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.08%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.71%	3.06%	3.15%	2.18%	2.50%	3.29%
Portfolio Turnover Rate[3]	1%	4%	5%	8%	7%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08% and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$116.81	$107.13	$147.04	$115.49	$120.75	$112.10
Investment Operations
Net Investment Income[1]	1.776	3.804	4.059	3.731	2.896	3.421
Net Realized and Unrealized Gain (Loss) on Investments	17.135	9.673	(39.609)	31.522	(5.120)	8.783
Total from Investment Operations	18.911	13.477	(35.550)	35.253	(2.224)	12.204
Distributions
Dividends from Net Investment Income	(2.441)	(3.797)	(4.360)	(3.703)	(3.036)	(3.554)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.441)	(3.797)	(4.360)	(3.703)	(3.036)	(3.554)
Net Asset Value, End of Period	$133.28	$116.81	$107.13	$147.04	$115.49	$120.75
Total Return	16.26%	12.45%	-24.61%	30.66%	-1.85%	11.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,725	$9,072	$8,277	$10,014	$8,045	$3,437
Ratio of Total Expenses to Average Net Assets	0.045%[2]	0.050%[2]	0.047%[2]	0.045%	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	2.74%	3.08%	3.19%	2.60%	2.52%	2.98%
Portfolio Turnover Rate[3]	1%	4%	5%	8%	7%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.045%, 0.050% and 0.047%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward

Total International Stock Index Fund
currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Total International Stock Index Fund
During the six months ended April 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes

Total International Stock Index Fund
income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $12,546,000, representing less than 0.01% of the fund’s net assets and 5.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	39,693,466	368,427,509	327,761	408,448,736
Preferred Stocks	1,754,574	1,457,504	—	3,212,078
Rights	539	—	—	539
Warrants	126	—	344	470
Temporary Cash Investments	8,790,987	—	—	8,790,987
Total	50,239,692	369,885,013	328,105	420,452,810

Derivative Financial Instruments
Assets
Futures Contracts[1]	41,717	—	—	41,717
Forward Currency Contracts	—	61,482	—	61,482
Swap Contracts	—	10,549	—	10,549
Total	41,717	72,031	—	113,748
Liabilities
Futures Contracts[1]	13,584	—	—	13,584
Forward Currency Contracts	—	94,746	—	94,746
Swap Contracts	—	6,687	—	6,687
Total	13,584	101,433	—	115,017
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	41,717	—	41,717
Unrealized Appreciation—Forward Currency Contracts	—	61,482	61,482
Unrealized Appreciation—Over-the-Counter Swap Contracts	10,549	—	10,549
Total Assets	52,266	61,482	113,748

Unrealized Depreciation—Futures Contracts[1]	13,584	—	13,584
Unrealized Depreciation—Forward Currency Contracts	—	94,746	94,746
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,687	—	6,687
Total Liabilities	20,271	94,746	115,017
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	381,679	—	381,679
Swap Contracts	(12,560)	—	(12,560)
Forward Currency Contracts	—	15,260	15,260
Realized Net Gain (Loss) on Derivatives	369,119	15,260	384,379

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	203,451	—	203,451
Swap Contracts	23,322	—	23,322
Forward Currency Contracts	—	11,707	11,707
Change in Unrealized Appreciation (Depreciation) on Derivatives	226,773	11,707	238,480
F.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	359,106,209
Gross Unrealized Appreciation	121,806,167
Gross Unrealized Depreciation	(60,460,835)
Net Unrealized Appreciation (Depreciation)	61,345,332
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $27,833,712,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2024, the fund purchased $12,426,737,000 of investment securities and sold $5,567,287,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,198,295,000 and $1,262,790,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
H.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	7,307,774	395,727	12,760,713	730,511
Issued in Lieu of Cash Distributions	3,319,181	181,144	4,978,504	286,145
Redeemed	(6,225,264)	(334,590)	(16,270,232)	(935,786)
Net Increase (Decrease)—Investor Shares	4,401,691	242,281	1,468,985	80,870
ETF Shares
Issued	5,735,912	99,437	6,753,255	124,195
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(56,030)	(1,000)
Net Increase (Decrease)—ETF Shares	5,735,912	99,437	6,697,225	123,195

Total International Stock Index Fund
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	4,666,026	150,969	8,495,565	290,895
Issued in Lieu of Cash Distributions	1,111,585	36,273	1,735,932	59,657
Redeemed	(6,253,016)	(202,046)	(10,606,140)	(363,701)
Net Increase (Decrease)—Admiral Shares	(475,405)	(14,804)	(374,643)	(13,149)
Institutional Shares
Issued	3,847,532	31,195	5,992,813	51,295
Issued in Lieu of Cash Distributions	661,064	5,393	1,029,424	8,847
Redeemed	(4,682,235)	(37,638)	(7,357,267)	(62,968)
Net Increase (Decrease)—Institutional Shares	(173,639)	(1,050)	(335,030)	(2,826)
Institutional Plus Shares
Issued	2,368,715	19,059	3,910,173	33,454
Issued in Lieu of Cash Distributions	572,153	4,666	857,516	7,364
Redeemed	(1,968,338)	(15,757)	(5,094,502)	(44,097)
Net Increase (Decrease)—Institutional Plus Shares	972,530	7,968	(326,813)	(3,279)
Institutional Select Shares
Issued	596,808	4,617	4,362,115	33,587
Issued in Lieu of Cash Distributions	192,525	1,490	285,539	2,328
Redeemed	(435,884)	(3,298)	(4,584,841)	(35,516)
Net Increase (Decrease)—Institutional Select Shares	353,449	2,809	62,813	399
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	597,074	—	121,721	(11,710)	73,489	11,507	—	537,132
Vanguard Market Liquidity Fund	7,823,775	NA1	NA1	(656)	(122)	89,420	24	8,790,987
Total	8,420,849	—	121,721	(12,366)	73,367	100,927	24	9,328,119
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard STAR Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Stock Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1132 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.